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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08220
                                    --------------------------------------------


                           ING Variable Products Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


      7337 E. Doubletree Ranch Rd., Scottsdale, AZ              85258
--------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)


          C T Corporation system, 101 Federal Street, Boston, MA 02110
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-992-0180
                                                    ----------------------------

Date of fiscal year end:   December 31
                         ----------------------

Date of reporting period:  January 1, 2004 to June 30, 2004
                         ----------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

SEMI-ANNUAL REPORT

SEMI-ANNUAL REPORT

JUNE 30, 2004
CLASS I

[GRAPHIC]

ING VARIABLE PRODUCTS TRUST

DOMESTIC EQUITY GROWTH PORTFOLIOS
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
ING VP DISCIPLINED LARGECAP PORTFOLIO

DOMESTIC EQUITY VALUE PORTFOLIOS
ING VP FINANCIAL SERVICES PORTFOLIO
ING VP MAGNACAP PORTFOLIO

DOMESTIC EQUITY AND INCOME PORTFOLIO
ING VP REAL ESTATE PORTFOLIO

INTERNATIONAL EQUITY PORTFOLIO
ING VP INTERNATIONAL VALUE PORTFOLIO

FIXED INCOME PORTFOLIO
ING VP HIGH YIELD BOND PORTFOLIO

[ING FUNDS LOGO]

                                TABLE OF CONTENTS

          President's Letter                                      1
          Market Perspective                                      2
          Portfolio Managers' Reports                             4
          Statements of Assets and Liabilities                   20
          Statements of Operations                               22
          Statements of Changes in Net Assets                    24
          Financial Highlights                                   28
          Notes to Financial Statements                          36
          Portfolios of Investments                              47
          Trustee and Officer Information                        67

                               PRESIDENT'S LETTER

[PHOTO OF JAMES M. HENNESSY]
JAMES M. HENNESSY

Dear Shareholder,

The past year has been unpredictable for investors. Strong growth in the overall economy coupled with questions concerning mutual fund trading practices have challenged investors.

In general, economic activity has continued to increase, with the growth being widespread. Personal consumption of goods and services is leading the recovery supported by corporate purchases of equipment and software and by Government spending on defense. Worries of possible interest rate increases, worsening global turmoil and increasing oil prices have reduced the gains the market realized in the first few months of 2004.

However, investors remain steadfast as nearly each of the last six months has seen an overall increase in assets invested in mutual funds despite continuing investigations into late trading and market timing issues at some of the largest and most respected financial services companies in the country.

You should have received a letter from Thomas J. McInerney, the Chief Executive Officer of ING U.S. Financial Services, which provided information about the internal review ING management conducted regarding trading practices in ING mutual fund products. If you did not receive a copy of the letter, please contact Investor Services at 1-800-992-0180 and we will provide you with a copy.

I wish to thank you on behalf of everyone here at ING Funds for your continued confidence. We look forward to helping you meet your investment goals in the future.

Sincerely,


/s/ James M. Hennessy


James M. Hennessy
President
ING Funds
July 19, 2004

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2004

OVERVIEW

Perhaps it was inevitable that the markets should be a little neurotic after the heady gains of 2003. But whatever the reasons, investors in 2004 alternately cheered and fretted over the developing economic outlook, sending markets up, down and up again before ending the first six months of 2004 with modest and distinctly fragile gains.

At first the worry was the so-called jobless recovery, then half way through the six-month period a very strong U.S. employment report was released. The report generated euphoria until people realized that as the job market tightens, inflation picks up and rising interest rates were likely not far away. Investors took comfort from Federal Open Market Committee ("FOMC") Chairman Greenspan's soothing advice that the rebound in interest rates would be "measured". But as the six months ended June 30, 2004 drew to a close, attention switched nervously to the impending U.S. earnings season and the strong possibility that the splendid results of the last few quarters would likely not be maintained.

GLOBAL EQUITIES managed a 3.52% return, net of withholding tax on dividends, for the six months ended June 30, 2004 according to the Morgan Stanley Capital International ("MSCI") World Index(1) in dollars, after peaking on average in mid February and spending much of May in negative territory.

Among CURRENCIES, the euro reached a post launch record also in mid February before retreating and ending about 3.0% lower for the six months ended June 30, 2004. The British pound ended the six months 2.0% higher against the dollar, as the Bank of England became the first of the major central banks to raise interest rates. The yen lost approximately 1.5%, ironically after the Bank of Japan stopped buying dollars to keep the yen weak, spending a staggering $144 billion in the first quarter of 2004 to do so.

FIXED INCOME MARKET

U.S. FIXED INCOME classes started 2004 as they had ended 2003. Disappointing jobs reports, together with stubbornly high new unemployment claims, suggested continuing weakness, and gave bond investors a solid first quarter of gains. That all changed on the first Friday in April 2004, with the very bullish U.S. employment report. Investment grade bonds unsurprisingly bore the brunt of fears that a new cycle of rising interest rates from multi-decade low levels was about to start. For the six months ended June 30, 2004, the Lehman Brothers Aggregate Bond Index(2) of investment grade bonds returned a tiny 0.16%. The Lehman Brothers Corporate Index(3) component and the Lehman Brothers Treasury Bond Index(4) fell by 0.26% and 0.20%, respectively. Ten-year Treasury yields rose by 36 basis points to 4.62%, passing through rates not seen in nearly two years. Yields on 90-day Treasury Bills rose 39 basis points to 1.3%, emphatically breaching the 1.0% level, a rate above which they had not closed since June 9, 2003. High yield bonds did better, the Lehman Brothers U.S. Corporate High Yield Bond Index(5) hung on to return 1.35% for the six-month period.

DOMESTIC EQUITY MARKET

The U.S. EQUITIES market rose 3.44% in the six months ended June 30, 2004, based on the Standard & Poor's ("S&P") 500 Index(6) including dividends. This implies a price-to-earnings (P/E) level of just over 17 times 2004 earnings. Three strong employment reports in the second quarter of 2004 were welcomed, but all was not in harmony. For while successive, upbeat economic statistics sang of good economic times, there was also a steady drumbeat of evidence that inflation was picking up. The Federal Funds rate at just 1.0% meant that real interest rates were becoming ever more negative at the same time, while the economy was growing at over 4.0%. With labor markets tightening and oil prices breaking above $40 per barrel, this appears to be an increasingly unstable situation. Meanwhile, the FOMC took almost the entire second quarter of 2004 before increasing the Federal Funds rate to 1.25% on June 30, 2004. However, in the week before the increase, the wind seemed to shift again. First quarter of 2004 gross domestic product ("GDP") growth was revised down to 3.9%, durable goods orders fell, and retailers and auto companies complained of slack sales. On the day the FOMC raised rates, the Chicago Purchasing Managers' Index(7) had its largest monthly drop in 30 years. Perhaps Greenspan's "measured" policy was right, but perhaps something else was wrong. The first half of 2004 ended, with investors again nervously awaiting the employment report two days later.

                              MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2004

INTERNATIONAL MARKETS

Most INTERNATIONAL MARKETS eked out similarly modest gains for the six months ended June 30, 2004, but JAPAN was the star, rising 10.73% in dollars according to the MSCI Japan Index(8). Sentiment was encouraged by first quarter GDP growth, reported at a surprisingly strong 6.1% annualized, suggesting that the world's second largest economy was at last emerging from its slump of more than a decade.

EUROPEAN EX UK MARKETS gained 2.88% in dollars in the six months ended June 30, 2004, according to the MSCI Europe ex UK Index(9). Buoyant exports were about the only good news, as domestic demand still languished under unemployment of 9.0%. Still, these markets look relatively cheap.

Finally the UK market rose 3.32% in dollars during the first six months of 2004, based on the MSCI UK Index(10). The economy appears to be strong, but the troubling imbalances of an over-indebted consumer and a housing price bubble led to three interest rate increases by the Bank of England, with more likely on the way.

----------
(1) The MSCI WORLD INDEX reflects the stock markets of 22 countries, including the United States, Europe, Canada, Australia, New Zealand and the Far East -- comprising approximately 1,500 securities -- with values expressed in U.S. dollars.

(2) The LEHMAN BROTHERS AGGREGATE BOND INDEX is composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment.

(3) The LEHMAN BROTHERS CORPORATE INDEX includes all publicly issued, fixed-rate, nonconvertible, dollar-denominated, SEC-registered, investment-grade corporate debt.

(4) The LEHMAN BROTHERS TREASURY BOND INDEX (U.S. Dollars) is composed of all bonds covered by the Lehman Brothers Aggregate Bond Index with maturities of 10 years or greater. Total return comprises price appreciation/depreciation and income as a percentage of the original investment.

(5) The LEHMAN BROTHERS U.S. CORPORATE HIGH YIELD BOND INDEX is generally representative of corporate bonds rated below investment-grade.

(6) The S&P 500 INDEX is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

(7) The CHICAGO PURCHASING MANAGERS' INDEX measures manufacturing activity in the industrial Midwest.

(8) The MSCI JAPAN INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(9) The MSCI EUROPE EX UK INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(10) The MSCI UK INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

ALL INDICES ARE UNMANAGED AND INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX.

THE PERFORMANCE UPDATE ILLUSTRATES PERFORMANCE FOR A VARIABLE INVESTMENT OPTION AVAILABLE THROUGH A VARIABLE ANNUITY CONTRACT AND/OR A VARIABLE UNIVERSAL LIFE POLICY. THE PERFORMANCE SHOWN INDICATES PAST PERFORMANCE AND IS NOT A PROJECTION OR PREDICTION OF FUTURE RESULTS. ACTUAL INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES AND/OR UNITS, AT REDEMPTION, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PORTFOLIOS' PERFORMANCE IS SUBJECT TO CHANGE SINCE THE PERIOD'S END AND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA SHOWN. FOR VARIABLE ANNUITY CONTRACTS, PLEASE CALL (800) 366-0066 TO GET PERFORMANCE THROUGH THE MOST RECENT MONTH END. FOR VARIABLE UNIVERSAL LIFE POLICIES, PLEASE LOG ON TO www.ingfunds.com/us TO GET PERFORMANCE THROUGH THE MOST RECENT MONTH END.

MARKET PERSPECTIVE REFLECTS THE VIEWS OF THE CHIEF INVESTMENT RISK OFFICER ONLY THROUGH THE END OF THE PERIOD, AND IS SUBJECT TO CHANGE BASED ON MARKET AND OTHER CONDITIONS.

ING VP MIDCAP OPPORTUNITIES PORTFOLIO                 PORTFOLIO MANAGERS' REPORT

PORTFOLIO MANAGEMENT TEAM: A team of investment professionals led by Matthew S. Price and David C. Campbell, Portfolio Managers, ING Investment Management Co., (formerly, Aeltus Investment Management, Inc). -- the Sub-Adviser.

GOAL: The ING VP MidCap Opportunities Portfolio (the "Portfolio") seeks long-term capital appreciation by investing primarily in common stocks of mid-sized U.S. companies.

PERFORMANCE: For the six months ended June 30, 2004, the Portfolio's Class I shares returned 5.04%, compared to the Russell MidCap Growth Index(1), which returned 5.94% for the same period.

PORTFOLIO SPECIFICS: A mix of weak sector allocation and stock selection caused the Portfolio to underperform its benchmark, the Russell MidCap Growth Index for the six months ended June 30, 2004.

The most important detractor from overall results was disappointing stock selection in the consumer technology sector; however, good stock selection in the health care and technology sectors nearly offset that entire disadvantage. Relative to the benchmark, the Portfolio is most heavily overweight in industrials and consumer discretionary, while the major underweights are in materials, technology and consumer staples.

MARKET OUTLOOK: Given the favorable environment we see ahead for stocks, we believe the Portfolio is well positioned in high quality companies with strong bottom-line growth, positive relative price strength, and reasonable valuations that should perform well. The companies we own have catalysts in place that will, in our opinion, lead to higher share prices over time.

PORTFOLIO MANAGERS' REPORT                 ING VP MIDCAP OPPORTUNITIES PORTFOLIO

                                                     AVERAGE ANNUAL TOTAL RETURNS FOR THE
                                                          PERIODS ENDED JUNE 30, 2004
                                                     -------------------------------------
                                                                        SINCE INCEPTION
                                                        1 YEAR            MAY 5, 2000
                                                        ------          ---------------
          Class I                                        22.58%            (9.95)%
          Russell MidCap Growth Index(1)                 27.33%            (7.98)%(3)
          Russell MidCap Index(2)                        29.39%             4.88%(3)

The table above illustrates the total return of ING VP MidCap Opportunities Portfolio against the Russell MidCap Growth Index and the Russell MidCap Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Portfolio distributions or the redemption of Portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total returns would have been lower had there been no waiver to the Portfolio.

THE PERFORMANCE UPDATE ILLUSTRATES PERFORMANCE FOR A VARIABLE INVESTMENT OPTION AVAILABLE THROUGH A VARIABLE ANNUITY CONTRACT AND/OR A VARIABLE UNIVERSAL LIFE POLICY. THE PERFORMANCE SHOWN INDICATES PAST PERFORMANCE AND IS NOT A PROJECTION OR PREDICTION OF FUTURE RESULTS. ACTUAL INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES AND/OR UNITS, AT REDEMPTION, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR VARIABLE ANNUITY CONTRACTS, PLEASE CALL (800) 366-0066 TO GET PERFORMANCE THROUGH THE MOST RECENT MONTH END. FOR VARIABLE UNIVERSAL LIFE POLICIES, PLEASE LOG ON TO www.ing.com/us TO GET PERFORMANCE THROUGH THE MOST RECENT MONTH END.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1) The Russell MidCap Growth Index is an unmanaged index that measures the performance of those companies included in the Russell MidCap Index with relatively higher price-to-book ratios and higher forecasted growth values.

(2) The Russell MidCap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 26% of the total market capitalization of the Russell 1000 Index.

(3)  Since inception performance for the index is shown from May 1, 2000.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests in companies that the Sub-Adviser feels have the potential for growth, which may give the Portfolio a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. Securities of mid-sized companies may be more susceptible to price swings and less liquid than investments in larger companies. From time to time, the stock market may not favor the mid-cap growth securities in which the Portfolio invests. Rather, the market could favor value-oriented stocks or large or small company stocks, or may not favor equities at all. The Portfolio could lose money if it cannot sell a security at the time and price beneficial to the Portfolio. The Portfolio's portfolio turnover rate impacts performance. The lending of securities may have a leveraging effect, which may increase the Portfolio's volatility.

ING VP SMALLCAP OPPORTUNITIES PORTFOLIO               PORTFOLIO MANAGERS' REPORT

PORTFOLIO MANAGEMENT TEAM: A team of investment professionals led by Matthew S. Price and David C. Campbell, Portfolio Managers, ING Investment Management Co., (formerly, Aeltus Investment Management, Inc). -- the Sub-Adviser.

GOAL: The ING VP SmallCap Opportunities Portfolio (the "Portfolio") seeks long-term capital appreciation by investing primarily in common stocks of smaller, lesser-known U.S. companies.

PERFORMANCE: For the six months ended June 30, 2004, the Portfolio's Class I shares returned 1.42%, compared to the Russell 2000 Growth Index(1), which returned 5.68% for the same period.

PORTFOLIO SPECIFICS: The Portfolio's underperformance during the six months ended June 30, 2004 was primarily a function of our stock selection in the technology and industrials sectors. In the technology sector, positions in Ascential Software Corp., and previously held OmniVision Technologies, Netopia, Inc. and Foundry Networks, Inc. all declined sharply during the first half of the year, because of various earnings disappointments. In the industrials sector, underperforming positions included KVH Industries, which was held during the period, and Tetra Tech, Inc. There were also stocks that performed quite strongly, including Ceradyne, Inc. and Forward Air Corp. However, these successes were not able to fully offset the impact of the negative performers.

The sector weightings in the Portfolio have shifted slowly during the past six months. There was an important increase in the health care sector weighting, as several new positions were added. On the other hand, we reduced our exposure to industrials and technology. Relative to the Russell 2000 Growth Index benchmark, the Portfolio is overweight in consumer discretionary and underweight in technology, industrials and financial services.

MARKET OUTLOOK: Given the favorable environment we see ahead for stocks, we believe the Portfolio is well positioned in high quality companies with strong bottom-line growth, positive relative price strength, and reasonable valuations that should perform well. The companies we own have catalysts in place that will, in our opinion, lead to higher share prices over time.

PORTFOLIO MANAGERS' REPORT               ING VP SMALLCAP OPPORTUNITIES PORTFOLIO

                                         AVERAGE ANNUAL TOTAL RETURNS FOR THE
                                              PERIODS ENDED JUNE 30, 2004
                                         ------------------------------------
                                                              SINCE INCEPTION
                                         1 YEAR    5 YEAR       MAY 6, 1994
                                         ------    ------     ---------------
          Class I                         24.03%     0.29%         9.92%
          Russell 2000 Growth Index(1)    31.55%    (0.45)%        6.33%(3)
          Russell 2000 Index(2)           33.37%     6.63%        10.24%(3)

The table above illustrates the total return of ING VP SmallCap Opportunities Portfolio against the Russell 2000 Growth Index and Russell 2000 Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Portfolio distributions or the redemption of Portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total return results would have been lower had there been no waiver to the Portfolio.

THE PERFORMANCE UPDATE ILLUSTRATES PERFORMANCE FOR A VARIABLE INVESTMENT OPTION AVAILABLE THROUGH A VARIABLE ANNUITY CONTRACT AND/OR A VARIABLE UNIVERSAL LIFE POLICY. THE PERFORMANCE SHOWN INDICATES PAST PERFORMANCE AND IS NOT A PROJECTION OR PREDICTION OF FUTURE RESULTS. ACTUAL INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES AND/OR UNITS, AT REDEMPTION, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR VARIABLE ANNUITY CONTRACTS, PLEASE CALL (800) 366-0066 TO GET PERFORMANCE THROUGH THE MOST RECENT MONTH END. FOR VARIABLE UNIVERSAL LIFE POLICIES, PLEASE LOG ON TO www.ing.com/us TO GET PERFORMANCE THROUGH THE MOST RECENT MONTH END.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1) The Russell 2000 Growth Index is an unmanaged index that measures the performance of securities of smaller U.S. companies with greater-than-average growth orientation.

(2) The Russell 2000 Index is an unmanaged index that measures the performance of securities of smaller U.S. companies.

(3)  Since inception performance for the index is shown from May 1, 1994.

PRINCIPAL RISK FACTOR(S): While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. In exchange for higher growth potential, investing in stocks of smaller companies may entail greater price volatility and less liquidity than investing in stocks of larger companies. From time to time, the stock market may not favor the small-sized growth securities in which the Portfolio invests. Rather, the market could favor value-oriented stocks, or large company stocks or may not favor equities at all. The Portfolio's investment in technology sectors of the stock market and in initial public offerings has had a significant impact on performance in 1999. There can be no assurance that these factors will be repeated. The Portfolio could lose money if it cannot sell a security at the time and price beneficial to the Portfolio. The Portfolio's portfolio turnover rate impacts performance. The lending of securities may have a leveraging effect, which may increase the Portfolio's volatility.

ING VP DISCIPLINED LARGECAP PORTFOLIO                 PORTFOLIO MANAGERS' REPORT

PORTFOLIO MANAGEMENT TEAM: A team of investment professionals led by Hugh T.M. Whelan Sr., CFA, ING Investment Management Co., (formerly, Aeltus Investment Management, Inc). -- the Sub-Adviser.

GOAL: The ING VP Disciplined LargeCap Portfolio (the "Portfolio") seeks capital appreciation by investing at least 80% of its total assets in common stocks included in the Standard & Poor's ("S&P") 500 Index(1).

PERFORMANCE: For the six months ended June 30, 2004, the Portfolio's Class I shares returned 3.16%, compared to the S&P 500 Index(1), which returned 3.44% for the same period.

PORTFOLIO SPECIFICS: For the six-month period ended June 30, 2004, the S&P 500 Index rose 3.44%. Interestingly enough, this performance was divided nearly equally between the first and second quarters of 2004. However, what drove second-quarter returns seems to us significantly different from what drove first-quarter returns. As evidence, we note that in the first quarter, utilities and financials were among the strong performing sectors. However, during the most recent quarter, they were the two weak performing sectors. Industrials, the strong performing sector in the second quarter, was a laggard in the first quarter. This suggests to us that investors shifted their focus during this time period to a growing economy and greater inflation and interest rate concerns. This, in turn, may have caused them to back away from their more speculative risk-taking posture of last year and to take a closer look at company fundamentals, especially earnings that have been growing at a historically high pace.

Our Portfolio is constructed with the intent of maximizing exposure to good company fundamentals, such as earnings growth and quality, as well as sound valuations. Thus, given the more historically normal market demand for these attributes, it is not surprising to us that we performed in line with the market during the reporting period -- all of which was due to stock selection.

Stock selection was helped by our focus on earnings quality, which led us to overweight such companies as Gillette Co., where excellent growth is driving earnings. However, we reduced exposure to or avoided companies, such as EMC Corp., which also had good earnings but was, by our measure, priced too richly. Thus, our focus on valuations also helped in our security selection.

MARKET OUTLOOK: The third-quarter outlook is positive, with second-quarter earnings expected to mark the fourth consecutive quarter of 20% plus year-over-year growth, defying forecasts of a slowing earnings year in 2004. The Federal Reserve (the "Fed") calmed markets by meeting its "measured" increase in rates, raising the Fed Funds rate to a meager 1.25% from a 46-year low. The markets appear to be adjusting to a "measured" rising rate environment to fight nascent inflation and so far the bond market has applauded with yields actually dropping on the news. This along with continued strong corporate profits bodes well for equities.

The Portfolio is overweight in the consumer discretionary and energy sectors and underweight in the health care and information technology sectors. However, our overall sector exposures are by design quite close to the S&P 500 Index so that nearly all of our relative performance is driven by individual stock selection.

PORTFOLIO MANAGERS' REPORT                 ING VP DISCIPLINED LARGECAP PORTFOLIO

                                                     AVERAGE ANNUAL TOTAL RETURNS FOR THE
                                                         PERIODS ENDED JUNE 30, 2004
                                                     ------------------------------------
                                                                          SINCE INCEPTION
                                                     1 YEAR    5 YEAR       MAY 6, 1994
                                                     ------    ------     ---------------
Class I                                               17.21%    (3.84)%       1.48%
S&P 500 Index(1)                                      19.11%    (2.17)%      11.57%(4)
Lehman Brothers Government/Credit Bond Index(2)       22.48%    (6.60)%      (0.05)%(4)
Combined Index(3)                                     19.11%    (2.17)%       3.20%(4)

The table above illustrates the total return of the ING VP Disciplined LargeCap Portfolio against both the S&P 500 Index and the Lehman Government/Corporate Bond Index as discussed above. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

The performance table does not reflect the reduction of taxes that a shareholder will pay on Portfolio distributions or the redemption of Portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total return results would have been lower had there been no waiver to the Portfolio.

THE PERFORMANCE UPDATE ILLUSTRATES PERFORMANCE FOR A VARIABLE INVESTMENT OPTION AVAILABLE THROUGH A VARIABLE ANNUITY CONTRACT AND/OR A VARIABLE UNIVERSAL LIFE POLICY. THE PERFORMANCE SHOWN INDICATES PAST PERFORMANCE AND IS NOT A PROJECTION OR PREDICTION OF FUTURE RESULTS. ACTUAL INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES AND/OR UNITS, AT REDEMPTION, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR VARIABLE ANNUITY CONTRACTS, PLEASE CALL (800) 366-0066 TO GET PERFORMANCE THROUGH THE MOST RECENT MONTH END. FOR VARIABLE UNIVERSAL LIFE POLICIES, PLEASE LOG ON TO www.ing.com/us TO GET PERFORMANCE THROUGH THE MOST RECENT MONTH END.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(2) The Lehman Brothers US Government/Credit Bond Index is an unmanaged index that measures the performance of U.S. government bonds, U.S. corporate bonds and Yankee bonds.

(3) The combined index reflects the Lehman Brothers Government/Credit Bond Index for the period May 6, 1994 (inception of the Portfolio) to April 30, 1999 and the S&P 500 Index for the period May 1, 1999 to June 30, 2003.

(4)  Since inception performance for the index is shown from May 1, 1994.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. Derivatives are subject to the risk of changes in the market price of the security and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Portfolio. From time to time, the stock market may not favor the large company growth oriented securities in which the Portfolio invests. Rather, the market could favor value stocks, or small company stocks or may not favor equities at all. The Sub-Adviser tries to remain fully invested in companies included in the S&P 500 Index, and generally does not change this strategy even temporarily, which could make the Portfolio more susceptible to poor market conditions. The lending of securities may have a leveraging effect, which may increase the Portfolio's volatility.

ING VP FINANCIAL SERVICES PORTFOLIO                   PORTFOLIO MANAGER'S REPORT

PORTFOLIO MANAGEMENT TEAM: Steven L. Rayner, CFA, CPA, Vice-President and Portfolio Manager; Robert M. Kloss, Vice-President and Portfolio Manager, ING Investment Management Co., (formerly, Aeltus Investment Management, Inc.) -- the Sub-Adviser.

GOAL: The ING VP Financial Services Portfolio (the "Portfolio") seeks long-term capital appreciation by investing primarily in the equity securities or equity equivalent securities of companies principally engaged in the financial services industry.

PERFORMANCE: For the period May 3, 2004 (inception of the Portfolio) to June 30, 2004, the Portfolio's Class I shares advanced 1.80%, compared to the 1.56% return for the Standard & Poor's ("S&P") 500 Financials Index(1).

PORTFOLIO SPECIFICS: The Portfolio adopted an "offensive" bias, as we positioned the Portfolio to favor stocks we believed would benefit from a strengthening economy and would be less vulnerable to the higher interest rates that often accompany more robust economic growth.

However, during this period many capital markets sensitive financials lagged the overall financial sector. Most brokers, investment banks, and asset managers declined during the period, and the Portfolio's overweighting in these names dragged on performance. Nonetheless, the Portfolio was able to outperform its benchmark for the period due to favorable stock selection in insurance and in mortgage finance, where our overweighting also benefited performance. We remain committed to our offensive stance as evidence of an improving domestic economy continues to mount.

Among the individual stocks that were significant contributors to performance during the period were mortgage originator Countrywide Financial Corp., government-sponsored mortgage entity Freddie Mac, multiline insurer Hartford Financial Services Group, Inc., life insurers Prudential Financial, Inc. and Scottish Re Group Ltd., diversified finance company CIT Group, Inc., Bank of America Corp., and regional banks US Bancorp, City National Corp., UnionBanCal Corp., and Prosperity Bancshares, Inc.

Conversely, our holdings of asset manager Franklin Resources Inc., retail broker E*TRADE FINANCIAL Corp., securities broker Goldman Sachs Group, Inc. and diversified financial services company Citigroup, Inc. produced negative returns, as slower capital markets and a decline in investor sentiment took a toll. We continue to hold stakes in all of these firms as of June 30, 2004, believing that the risk/reward equation in each case remains solidly in our favor.

MARKET OUTLOOK: During the reporting period, fears about rising rates outweighed economic news that was more positive than negative. Despite some choppiness in the data, we maintain a constructive view of the long-term economic backdrop for stocks.

We do not doubt that higher interest rates are coming. In fact, the market is betting overwhelmingly that rates will be materially higher by year-end 2004. But that prospect is not an automatic negative for financial stocks; there are many companies in our universe that may actually benefit from moderately higher rates. Further, higher rates do not occur in a vacuum -- they are a result of strong economic growth, which should benefit the earnings of a substantial portion of our universe.

We continue to focus on finding what we believe to be the best relative values in the financial sector, emphasizing companies leveraged to an economic recovery, as opposed to those whose earnings might prove disappointing in a higher rate environment. We believe recent erosion in stock prices has provided a number of good values within our universe of financial stocks, though selectivity remains vital to overall performance.

PORTFOLIO MANAGERS' REPORT                   ING VP FINANCIAL SERVICES PORTFOLIO

                                            CUMULATIVE TOTAL RETURNS FOR THE
                                               PERIOD ENDED JUNE 30, 2004
                                            --------------------------------
                                                     SINCE INCEPTION
                                                       MAY 3, 2004
                                                     ---------------
          Class I                                         1.80%
          S&P 500 Financials Index(1)                     1.56%
          S&P 500 Index(2)                                3.35%(3)

The table above illustrates the total return of ING VP Financial Services against the S&P 500 Financials Index and the S&P 500 Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Portfolio distributions or the redemption of Portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total return results would have been lower had there been no waiver to the Portfolio.

THE PERFORMANCE UPDATE ILLUSTRATES PERFORMANCE FOR A VARIABLE INVESTMENT OPTION AVAILABLE THROUGH A VARIABLE ANNUITY CONTRACT. THE PERFORMANCE SHOWN INDICATES PAST PERFORMANCE AND IS NOT A PROJECTION OR PREDICTION OF FUTURE RESULTS. ACTUAL INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES AND/OR UNITS, AT REDEMPTION, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE CALL (800) 366-0066 TO GET PERFORMANCE THROUGH THE MOST RECENT MONTH END.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1) The S&P 500 Financials Index is an unmanaged capitalization-weighted index of all stocks designed to measure the performance of the financial sector of the S&P 500 Index.

(2) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(3)  Since inception performance for the index is shown from May 1, 2004.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. Because the Portfolio is concentrated in the financial services industry, it may be subject to greater risks than a portfolio that is not concentrated in one industry. International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic. The Portfolio may invest in small- and mid-sized companies, which may be more susceptible to price swings and less liquid than larger companies. The value of convertible or debt securities may fall when interest rates rise. Because the profitability of financial services companies may be largely dependent on the availability and cost of capital, which fluctuates significantly in responses to changes in interest rates and general economic conditions, the value of the Portfolio's securities may fall when interest rate rise. The Portfolio could lose money if it cannot sell a security at the time and price beneficial to the Portfolio. The lending of securities may have a leveraging effect, which may increase the Portfolio's volatility.

ING VP MAGNACAP PORTFOLIO                             PORTFOLIO MANAGERS' REPORT

PORTFOLIO MANAGEMENT TEAM: A team of investment professionals led by William F. Coughlin, Portfolio Manager, ING Investment Management Co., (formerly, Aeltus Investment Management, Inc). -- the Sub-Adviser.

GOAL: The ING VP MagnaCap Portfolio (the "Portfolio") seeks growth of capital, with dividend income as a secondary consideration.

PERFORMANCE: For the six months ended June 30, 2004, the Portfolio's Class I shares returned 1.82%, compared to the Russell 1000 Value Index(1), which returned 3.94% for the same period.

PORTFOLIO SPECIFICS: The positive contribution from favorable sector allocation was not able to overcome the negative impact of unfavorable stock selection during the six months ended June 30, 2004. With regard to sector allocation, an overweighted position in the strongly performing industrials and underweighting the weak telecom services sector were key positive contributors. Within the industrials group, holdings of General Dynamics Corp., Honeywell International, Inc. and Masco Corp. all provided double-digit returns. On the other hand, poor stock selection in the financial services and energy sectors, led on the downside by Morgan Stanley, Merrill Lynch & Co., Inc., and Royal Dutch Petroleum Co., which was held during the period, had the most important negative impact on performance. The Russell 1000 Value Index has more than one-third of its market capitalization in the financial services sector. We have also invested a similar percentage of the Portfolio in this interest rate sensitive group as a risk control measure. However, as interest rates have trended higher during the second quarter, this group has been under pressure and has been a negative factor in overall performance.

MARKET OUTLOOK: Given the favorable environment we see ahead for stocks, we believe the Portfolio is well positioned in high quality, large-capitalization companies with strong balance sheets, low valuations, strong management teams, favorable operating outlooks, and catalysts in place that will, in our opinion, lead to higher share prices.

PORTFOLIO MANAGERS' REPORT                             ING VP MAGNACAP PORTFOLIO

                                                    AVERAGE ANNUAL TOTAL RETURNS FOR THE
                                                         PERIODS ENDED JUNE 30, 2004
                                                    ------------------------------------
                                                                      SINCE INCEPTION
                                                            1 YEAR      MAY 8, 2000
                                                            ------    ---------------
          Class I                                            19.69%      (1.54)%
          Russell 1000 Value Index(1)                        21.13%       3.66%(4)
          Russell 1000 Index(2)                              19.48%      (4.06)%(4)
          S&P Barra Value Index(3)                           22.26%       0.53%(4)

The table above illustrates the total return of ING VP MagnaCap Portfolio against the Russell 1000 Value Index, the Russell 1000 Index and the S&P Barra Value Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Portfolio distributions or the redemption of Portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total return results would have been lower had there been no waiver to the Portfolio.

THE PERFORMANCE UPDATE ILLUSTRATES PERFORMANCE FOR A VARIABLE INVESTMENT OPTION AVAILABLE THROUGH A VARIABLE ANNUITY CONTRACT AND/OR A VARIABLE UNIVERSAL LIFE POLICY. THE PERFORMANCE SHOWN INDICATES PAST PERFORMANCE AND IS NOT A PROJECTION OR PREDICTION OF FUTURE RESULTS. ACTUAL INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES AND/OR UNITS, AT REDEMPTION, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR VARIABLE ANNUITY CONTRACTS, PLEASE CALL (800) 366-0066 TO GET PERFORMANCE THROUGH THE MOST RECENT MONTH END. FOR VARIABLE UNIVERSAL LIFE POLICIES, PLEASE LOG ON TO www.ing.com/us TO GET PERFORMANCE THROUGH THE MOST RECENT MONTH END.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1) The Russell 1000 Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values, which more closely tracks the types of securities in which the Portfolio invests than the S&P Barra Value Index.

(2) The Russell 1000 Index is a comprehensive large-cap Index measuring the performance of the largest 1,000 U.S. incorporaed companies.

(3) The S&P Barra Value Index is an unmanaged capitalization weighted index of all stocks in the S&P 500 Index that have low price-to-book ratios. It is designed so that approximately 50% of the market capitalization of the S&P 500 Index is in the S&P Barra Value Index.

(4)  Since inception performance for the index is shown from May 1, 2000.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. International investing does pose special risks including currency fluctuation, economical and political risks not found in domestic investments. The value of convertible or debt securities may fall when interest rates rise. From time to time, the stock market may not favor the value securities that meet the Portfolio's disciplined investment criteria. Rather, the market could favor growth-oriented stocks, or small company stocks or may not favor equities at all. Stocks of small and mid-sized companies tend to be less liquid and more volatile than stocks of larger companies and an be more susceptible to price swings because they have fewer financial resources, more limited product and market diversification, and many are dependent on a few key managers. The lending of securities may have a leveraging effect, which may increase the Portfolio's volatility.

ING VP REAL ESTATE PORTFOLIO                          PORTFOLIO MANAGERS' REPORT

PORTFOLIO MANAGEMENT TEAM: T. Ritson Ferguson, CFA, Managing Director and Chief Investment Officer, Kenneth D. Campbell, Managing Director, ING Clarion Real Estate Securities L.P. -- the Sub-Adviser.

GOAL: The ING VP Real Estate Portfolio (the "Portfolio") seeks total return generally through investment in common and preferred stocks of U.S. real estate investment trusts (REITs) and real estate companies.

PERFORMANCE: For the period May 3, 2004 (inception of Portfolio) to June 30, 2004, the Portfolio's Class I shares provided a total return of 11.80%, compared to the Dow Jones Wilshire Real Estate Securities Index(1), which returned 10.78% for the period from May 1, 2004 to June 30, 2004.

PORTFOLIO SPECIFICS: The Portfolio's strong performance in the period since inception is the result of a strong rebound in real estate securities following a nearly 15% sell-off in April 2004. The sell-off was seemingly driven by concerns of rising interest rates despite REITs low historic correlation to bonds. At the end of April, we advised clients of ours that the sell-off was overdone and had created a buying opportunity. We have adopted a slightly "offensive" portfolio posture designed to take advantage of the potential benefits of an improving US economy, which in turn drives stronger real estate fundamentals. We have overweighted the hotel and apartment sectors and have underweighted the retail sector (malls and shopping centers). Earnings acceleration is a proven catalyst for stock performance. The rate of growth in earnings is expected to slow next year in the health care, mall and shopping center sectors, but is expected to accelerate in every other property sector. Overall the REIT industry earnings growth rate is expected to increase from 4% in 2004 to 8% in 2005. Our property sector weightings in the Portfolio give us more exposure to the improving prospects of the economically sensitive hotel, office and apartment sectors.

MARKET OUTLOOK: After the second quarter 2004 correction in real estate stock prices, we are back to fair valuations versus the 5% - 10% premium valuations observed at the end of the first quarter. At June 30, 2004, real estate stocks were trading at a 1% discount in Net Asset Value (or NAV, the estimated private market value of the company's real estate assets net of liabilities). The dividend yield on the NAREIT Equity REIT Index(2) stood at 5.43%, which was 0.7% higher than the yield on the 10-year U.S. Treasury bond (a spread which is slightly higher than the 63 basis point average spread over the last 20 years). Also, the average price multiple of earnings before depreciation (or Funds From Operations) was 12.3 times, slightly higher than the 12.1 average multiple since 1986. In short, REITs look neither expensive nor cheap by historical standards.

Fund flows to REITs have fallen off after a strong first quarter 2004 in which we saw approximately $5.4 billion flow into dedicated REIT mutual funds and closed-end funds. REIT mutual funds experienced $330 million of outflows in the second quarter. No new REIT closed-end funds were raised in the quarter. The good news is that new stock issuance by existing companies was also very muted with only $1.7 billion of secondary offerings in the second quarter. We are somewhat wary of the growing list of private real estate companies that want to come public. We are aware of twenty-two real estate companies that have made preliminary filings to do an Initial Public Offering (IPO) with the objective of raising $7.3 billion. Nearly half of the pipeline is mortgage REITs that we typically do not invest in given the lack of equity interests in commercial real estate. Another quarter of the pipeline is lodging companies. The balance is a mix of smaller companies across a variety of sectors. More stock for sale is an inevitable by-product of fair valuations and strong investor demand. We will continue to be a very discriminating participant in these new issues.

At this inflection point in the economy, we worry more about what a material weakening of the economy would mean for REIT share prices. A strong economy and the attendant increases in short-term interest rates is a scenario we welcome by comparison to a continuation of the sluggish economy of the last few years. Given that we generally believe that the economy will continue its expansion, albeit at a moderating pace, we continue to be constructive about the total return prospects for an actively managed portfolio of real estate stocks.

PORTFOLIO MANAGERS' REPORT                          ING VP REAL ESTATE PORTFOLIO

                                                      CUMULATIVE TOTAL RETURNS FOR THE
                                                         PERIOD ENDED JUNE 30, 2004
                                                      --------------------------------
                                                               SINCE INCEPTION
                                                                 MAY 3, 2004
                                                               ---------------
          Class I                                                   11.80%
          Dow Jones Wilshire Real Estate Security Index(1)          10.78%(2)

The table above illustrates the total return of ING VP Real Estate Portfolio against the Dow Jones Wilshire Real Estate Security Index (1). The Index is unmanaged and has no cash in its portfolio, imposes no sales charge and incurs no operating expense. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Portfolio distributions or the redemption of Portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total return results would have been lower had there been no waiver to the Portfolio.

THE PERFORMANCE UPDATE ILLUSTRATES PERFORMANCE FOR A VARIABLE INVESTMENT OPTION AVAILABLE THROUGH A VARIABLE ANNUITY CONTRACT AND/OR A VARIABLE UNIVERSAL LIFE POLICY. THE PERFORMANCE SHOWN INDICATES PAST PERFORMANCE AND IS NOT A PROJECTION OR PREDICTION OF FUTURE RESULTS. ACTUAL INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES AND/OR UNITS, AT REDEMPTION, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR VARIABLE ANNUITY CONTRACTS, PLEASE CALL (800) 366-0066 TO GET PERFORMANCE THROUGH THE MOST RECENT MONTH END. FOR VARIABLE UNIVERSAL LIFE POLICIES, PLEASE LOG ON TO www.ing.com/us TO GET PERFORMANCE THROUGH THE MOST RECENT MONTH END.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1) The Dow Jones Wilshire Real Estate Securities Index is an unmanaged, capitalization-weighted index of publically traded real estate securities, such as real estate investment trusts (REITs), real estate operating companies (REOCs). The Index is comprised of companies whose charter is the equity ownership and operation of commercial real estate.

(2)  Since inception performance for the index is shown from May 1, 2004.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in real estate equities and volatility due to non-diversification of investments. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Portfolio is subject to risks similar to those associated with the direct ownership of real estate. Because the Portfolio's investments are concentrated in the real estate industry, the value of the Portfolio may be subject to greater volatility than a fund with a portfolio that is less concentrated. These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and credit worthiness of the issuer. REITs may also be affected by tax and regulatory requirements. The Portfolio may invest in small- and mid-sized companies, which may be more susceptible to price swings and less liquidity than larger companies. A significant portion of the Portfolio's return may be attributable to its investment in initial public offerings. When the Portfolio's asset base is small, the impact of such investments on the Portfolio's return will be magnified. As the Portfolio's assets grow, it is likely that the effect of the Portfolio's investment in initial public offerings on the Portfolio's total return will decline. The Portfolio could lose money if it cannot sell a security at the time and price beneficial to the Portfolio. The lending of securities may have a leveraging effect, which may increase the Portfolio's volatility.

ING VP INTERNATIONAL VALUE PORTFOLIO                  PORTFOLIO MANAGER'S REPORT

PORTFOLIO MANAGEMENT TEAM: Richard Saler and Philip Schwartz, both Senior Vice President and Director of International Investment Strategy with ING Investment Management Co., (formerly, Aeltus Investment Management, Inc.) -- the Sub-Adviser.

GOAL: The ING VP International Value Portfolio (the "Portfolio") seeks long-term capital appreciation by investing primarily in foreign companies with market capitalizations greater than $1 billion.

PERFORMANCE: For the six months ended June 30, 2004, the Portfolio's Class I shares provided a total return of 2.75% compared to the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index(1), which returned 4.86% for the same period.

PORTFOLIO SPECIFICS: Over the six months ended June 30, 2004, the Portfolio has been gradually shifted to a more defensive posture. Our performance was negatively affected as a consequence of both allocation and selection, although our underweights in offensive sectors such as telecom positively contributed to returns. Stock selection in the industrials sector was weak, but was partially offset by strong selection in consumer discretionary stocks.

On an individual basis, the Hungarian OTP Bank Rt. and OPAP SA, the Greek amusement company, which reported a strong outlook for a new game, were our strong performers. On the other hand, the shares of the Swiss-based provider of temporary workers, Adecco International, fell sharply after announcing it would have to delay the release of its 2003 financial statements. Given the uncertainties, we decided to sell the stock from the Portfolio. Gold Fields Ltd., the South-African based precious metals producer, hurt performance due to adverse currency movements.

During the reporting period, we added to financials with a focus on insurance. We reduced our exposure to industrials, mainly as a consequence of the sale of Adecco and United Kingdom's BAA, and some consumer discretionary holdings. On a regional basis, we reduced our exposure to emerging markets, which have benefited from low interest rates and strong commodity demand from China, but currently are under pressure.

MARKET OUTLOOK: We believe that the shift of stock market leadership away from the speculative, lower quality, high price-to-earnings (P/E) stocks toward higher quality companies will continue during the second half of 2004. However, the remainder of the year will likely be challenging as we continue to assess the ongoing impact of economic trends, the difficult Iraqi conflict, China's influence on worldwide growth and inflation, and the U.S presidential campaign. The European recovery shows no sign of imminent acceleration. Furthermore, the slowing Chinese economy may continue to be reflected in lower import volumes and lower commodity prices, which could further damage many emerging market economies. On the other hand, in Japan, we see some signs that domestic consumption growth might be on the rise.

We continue to seek attractively valued, financially strong companies. We keep our focus on defensive sectors such as consumer staples, energy and health care. These areas present good opportunities relative to the benchmark in a potentially rising interest-rate environment.

PORTFOLIO MANAGERS' REPORT                  ING VP INTERNATIONAL VALUE PORTFOLIO

                                                    AVERAGE ANNUAL TOTAL RETURNS FOR THE
                                                         PERIODS ENDED JUNE 30, 2004
                                                    ------------------------------------
                                                                         SINCE INCEPTION
                                                    1 YEAR     5 YEAR    AUGUST 8, 1997
                                                    -------    ------    ---------------
Class I                                              25.92%     5.13%        9.17%
MSCI EAFE Index(1)                                   32.85%     0.40%        2.07%(2)

The table above illustrates the total return of ING VP International Value Portfolio against the MSCI EAFE Index. The Index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Portfolio distributions or the redemption of Portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total return results would have been lower had there been no waiver to the Portfolio.

THE PERFORMANCE UPDATE ILLUSTRATES PERFORMANCE FOR A VARIABLE INVESTMENT OPTION AVAILABLE THROUGH A VARIABLE ANNUITY CONTRACT AND/OR A VARIABLE UNIVERSAL LIFE POLICY. THE PERFORMANCE SHOWN INDICATES PAST PERFORMANCE AND IS NOT A PROJECTION OR PREDICTION OF FUTURE RESULTS. ACTUAL INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES AND/OR UNITS, AT REDEMPTION, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR VARIABLE ANNUITY CONTRACTS, PLEASE CALL (800) 366-0066 TO GET PERFORMANCE THROUGH THE MOST RECENT MONTH END. FOR VARIABLE UNIVERSAL LIFE POLICIES, PLEASE LOG ON TO www.ing.com/us TO GET PERFORMANCE THROUGH THE MOST RECENT MONTH END.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1) The MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East.

(2)  Since inception performance for the index is shown from August 1, 1997.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic. Risks of foreign investing are generally intensified for investments in emerging markets. In exchange for higher growth potential, investing in stocks of small- and mid-sized companies may entail greater price volatility than investing in stocks of larger companies. The value of convertible or debt securities may fall when interest rates rise. Convertibles or debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter maturities. From time-to-time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities, or may not favor equities at all. The Portfolio could lose money if it cannot sell a security at the time and price beneficial to the Portfolio. The lending of securities may have a leveraging effect, which may increase the Portfolio's volatility.

ING VP HIGH YIELD BOND PORTFOLIO                      PORTFOLIO MANAGER'S REPORT

PORTFOLIO MANAGEMENT: Greg Jacobs and Kurt Kringelis, Portfolio Managers, ING Investment Management Co., (formerly, Aeltus Investment Management, Inc.) -- the Sub-Adviser.

GOAL: The ING VP High Yield Bond Portfolio (the "Portfolio") seeks to provide a high level of current income and total return by investing primarily in high yield (high risk) bonds.

PERFORMANCE: For the six months ended June 30, 2004, the Portfolio's Class I shares returned -0.03% compared to the Lehman Brothers High Yield Bond Index(1), which returned 1.35% over the same period.

PORTFOLIO SPECIFICS: On average at the beginning of the reporting period, distressed securities continued the trend of 2003 by outperforming all other rating categories. Led by the Treasury rally, interest-sensitive Moody's Ba-rated securities also outperformed the broad market. From a credit quality perspective, Caa-rated securities lagged the most, as this part of the universe was most impacted by disappointing earnings and a large new issue calendar. From a portfolio perspective, the Portfolio benefited from being underweight the Caa part of the universe, but the impact was offset by underweights in the distressed and Treasury-sensitive parts of the market. The Portfolio's underweight in utilities and airlines helped performance, as the sectors underperformed the broad market. Offsetting this was the negative impact from being underweight finance, which continues to produce above-market returns.

As the year progressed, the market rallied, led by a risky part of the high yield market, as lower quality issuers on average substantially outperformed higher quality issuers. From a credit rating perspective, Ba-rated securities returned on average 1.15%, B-rated securities returned 1.25%, and Caa-rated securities returned 1.05%. We were underweight lower-rated securities, which had a negative impact on performance relative to the benchmark. The impact was partially offset by the effect of an underweight in the highest rated, crossover part of the high yield universe. Portfolio performance was positively impacted by an overweight in the packaging industry and an underweight in airlines. Performance was hurt by an overweight in gaming and an underweight in utilities.

MARKET OUTLOOK: In our opinion, Treasury yields do not yet fully reflect the quickening pace of the economy and the recent rise in a number of inflation metrics, but the bond market has begun to incorporate a cycle of less accommodative monetary policy. Now that Dr. Greenspan has successfully navigated the economy past the immediate concerns of deflation, we are anxious to see if he can avoid the effects of inflation. While the recent rise of inflation releases were amplified by increases in hotel rates, apparel, medical care, and adjustments to owners' equivalent rent, the trajectory is worrisome. One observer drew the analogy that Federal Reserve ("Fed") tightening cycles are like confronting a tee shot with a putter. Should inflationary expectations become manifest in unit labor costs, the Fed may be forced into a more aggressive stance. Many in the bond market believe that the Fed's reactive approach will be tardy in responding to increasing inflation, and we are cognizant of the lagged effect of monetary policy. Historically, changes in the Fed Funds rate can take 12 to 18 months to influence economic activity, but one may argue that today's domestic scene of high consumer indebtedness and increased variable rate financing could indicate speedier transmission of policy.

In the months ahead, employment and inflation releases and comments from Fed officials will remain key data as bond market observers seek to divine the timing, frequency, and magnitude of future tightenings. Tactically, the Portfolio is still short in duration in the face of anticipated improving global economic fundamentals, but we have reduced the magnitude of that posture following the recent rise in rates.

PORTFOLIO MANAGERS' REPORT                      ING VP HIGH YIELD BOND PORTFOLIO

                                                     AVERAGE ANNUAL TOTAL RETURNS FOR THE
                                                          PERIODS ENDED JUNE 30, 2004
                                                     ------------------------------------
                                                       1 YEAR       5 YEAR       10 YEAR
                                                     ---------    ---------     ---------
Class I                                                   5.74%       (0.47)%        3.84%
Lehman Brothers High Yield Bond Index(1)                 10.32%        5.06%         7.28%

The table above illustrates the total return of ING VP High Yield Bond Portfolio against the Lehman Brothers High Yield Bond Index. The Index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Portfolio distributions or the redemption of Portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total return results would have been lower had there been no waiver to the Portfolio.

THE PERFORMANCE UPDATE ILLUSTRATES PERFORMANCE FOR A VARIABLE INVESTMENT OPTION AVAILABLE THROUGH A VARIABLE ANNUITY CONTRACT AND/OR A VARIABLE UNIVERSAL LIFE POLICY. THE PERFORMANCE SHOWN INDICATES PAST PERFORMANCE AND IS NOT A PROJECTION OR PREDICTION OF FUTURE RESULTS. ACTUAL INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES AND/OR UNITS, AT REDEMPTION, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR VARIABLE ANNUITY CONTRACTS, PLEASE CALL (800) 366-0066 TO GET PERFORMANCE THROUGH THE MOST RECENT MONTH END. FOR VARIABLE UNIVERSAL LIFE POLICIES, PLEASE LOG ON TO www.ing.com/us TO GET PERFORMANCE THROUGH THE MOST RECENT MONTH END.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1) The Lehman Brothers High Yield Bond Index is an unmanaged index that measures the performance of fixed-income securities that are similar, but not identical, to those in the Portfolio.

PRINCIPAL RISK FACTOR(S): The Portfolio is subject to risks associated with investing in lower-rated securities. Investments in high yield bonds are high risk investments. Certain high yield/high risk bonds carry particular market and credit risks and may experience greater volatility in market value than investment grade corporate bonds. High yield securities may be less liquid than higher quality investments. The Portfolio's investments in mortgage-related securities may entail prepayment risk. International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic. Risks of foreign investing are generally intensified for investments in emerging markets. The value of the Portfolio's investments may fall when interest rates rise. This Portfolio may be sensitive to changes in interest rates because it may invest in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. Investment in small capitalization companies involves greater risk and less liquidity than securities of larger companies. The Portfolio's portfolio turnover rate impacts performance. The lending of securities may have a leveraging effect, which may increase the Portfolio's volatility.

      STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2004 (Unaudited)

                                                         ING VP             ING VP              ING VP            ING VP
                                                         MIDCAP            SMALLCAP          DISCIPLINED         FINANCIAL
                                                      OPPORTUNITIES      OPPORTUNITIES         LARGECAP          SERVICES
                                                        PORTFOLIO          PORTFOLIO           PORTFOLIO         PORTFOLIO
                                                     ---------------    ---------------    ---------------    ---------------
ASSETS:
Investments in securities at value+*                 $   123,510,644    $   179,824,601    $     9,642,820    $     7,723,952
Short-term investments at amortized cost                          --         43,815,916                 --                 --
Repurchase agreement                                       4,518,000          7,068,000                 --            716,000
Cash                                                             125                786            122,113                 --
Cash collateral for futures                                       --                 --              9,600                 --
Receivables:
    Investment securities sold                               264,586          3,170,080            658,991                 --
    Dividends and interest                                    25,538             19,699              9,965              4,935
    Variation margin receivable                                   --                 --                475                 --
Prepaid expenses                                               2,591              2,309                671              8,411
Reimbursement due from manager                                 2,196             13,091              3,601             12,928
                                                     ---------------    ---------------    ---------------    ---------------
        Total assets                                     128,323,680        233,914,482         10,448,236          8,466,226
                                                     ---------------    ---------------    ---------------    ---------------
LIABILITIES:
Payable for investment securities purchased                1,885,588          3,314,104            656,522            631,548
Payable upon receipt of securities loaned                         --         43,815,916                 --                 --
Payable to affiliates                                         96,640            142,624              6,775              5,291
Payable to custodian                                              --                 --                 --                 70
Payable for trustee fees                                       3,234              2,586              2,461                 61
Other accrued expenses and liabilities                       125,524            149,178             59,041             20,322
                                                     ---------------    ---------------    ---------------    ---------------
        Total liabilities                                  2,110,986         47,424,408            724,799            657,292
                                                     ---------------    ---------------    ---------------    ---------------
NET ASSETS                                           $   126,212,694    $   186,490,074    $     9,723,437    $     7,808,934
                                                     ===============    ===============    ===============    ===============
NET ASSETS WERE COMPRISED OF:
Paid-in capital                                      $   105,257,055    $   228,889,257    $    16,303,238    $     7,711,708
Undistributed net investment income
  (accumulated net investment loss)                         (179,638)          (653,627)            28,109              3,873
Accumulated net realized gain (loss) on
  investments                                               (276,847)       (82,201,455)        (7,374,830)             1,718
Net unrealized appreciation on investments                21,412,124         40,455,899            766,920             91,635
                                                     ---------------    ---------------    ---------------    ---------------
NET ASSETS                                           $   126,212,694    $   186,490,074    $     9,723,437    $     7,808,934
                                                     ===============    ===============    ===============    ===============

+ Including securities loaned at value               $            --    $    42,933,313    $            --    $            --
* Cost of investments in securities                  $   102,098,520    $   139,368,702    $     8,876,612    $     7,632,317

CLASS I:
Net assets                                           $    84,421,249    $    85,987,342    $     9,723,437    $     1,039,384
Shares authorized                                          unlimited          unlimited          unlimited          unlimited
Par value                                            $          0.01    $          0.01    $          0.01    $          0.01
Shares outstanding                                        13,076,702          5,745,543          2,586,430            102,081
Net asset value and redemption price per share       $          6.46    $         14.97    $          3.76    $         10.18

CLASS S:
Net assets                                           $    41,791,445    $   100,502,732                n/a    $     6,769,550
Shares authorized                                          unlimited          unlimited          unlimited          unlimited
Par value                                            $          0.01    $          0.01    $          0.01    $          0.01
Shares outstanding                                         6,529,433          6,760,202                n/a            665,653
Net asset value and redemption price per share       $          6.40    $         14.87                n/a    $         10.17

                 See Accompanying Notes to Financial Statements

      STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2004 (Unaudited)

                                                                                               ING VP             ING VP
                                                         ING VP             ING VP          INTERNATIONAL       HIGH YIELD
                                                        MAGNACAP          REAL ESTATE           VALUE              BOND
                                                        PORTFOLIO          PORTFOLIO          PORTFOLIO         PORTFOLIO
                                                     ---------------    ---------------    ---------------    ---------------
ASSETS:
Investments in securities at value+*                 $    37,180,488    $     4,023,739    $   251,458,324    $    12,258,709
Short-term investments at amortized cost                          --                 --          7,633,396                 --
Repurchase agreement                                         797,000                 --         18,743,000            427,000
Cash                                                             898            363,209              9,481                907
Foreign currencies at value**                                     --                 --            143,394                 --
Receivables:
    Investment securities sold                                    --              2,764            306,344            112,875
    Dividends and interest                                    59,359             22,978            599,244            231,447
Prepaid expenses                                                 566              8,411              7,819                411
Reimbursement due from manager                                17,525             12,246             73,474              3,156
                                                     ---------------    ---------------    ---------------    ---------------
        Total assets                                      38,055,836          4,433,347        278,974,476         13,034,505
                                                     ---------------    ---------------    ---------------    ---------------
LIABILITIES:
Payable for investment securities purchased                       --            242,588          6,573,584            129,775
Payable upon receipt of securities loaned                         --                 --          7,633,396                 --
Unrealized depreciation on forward
  currency contracts                                              --                 --             74,829                 --
Income distribution payable                                       --                 --                 --            208,069
Payable to affiliates                                         31,362              2,206            241,594              8,840
Payable for trustee fees                                       1,197                 66             17,539              4,440
Other accrued expenses and liabilities                        35,060             20,466            127,827             41,927
                                                     ---------------    ---------------    ---------------    ---------------
        Total liabilities                                     67,619            265,326         14,668,769            393,051
                                                     ---------------    ---------------    ---------------    ---------------
NET ASSETS                                           $    37,988,217    $     4,168,021    $   264,305,707    $    12,641,454
                                                     ===============    ===============    ===============    ===============
NET ASSETS WERE COMPRISED OF:
Paid-in capital                                      $    34,648,008    $     3,926,875    $   240,723,390    $    19,686,483
Undistributed net investment income                          212,924             20,522          1,903,185             13,883
Accumulated net realized gain (loss) on
  investments and foreign currencies                      (1,942,470)            15,284          3,856,096         (7,123,090)
Net unrealized appreciation on investments
  and foreign currencies                                   5,069,755            205,340         17,823,036             64,178
                                                     ---------------    ---------------    ---------------    ---------------
NET ASSETS                                           $    37,988,217    $     4,168,021    $   264,305,707    $    12,641,454
                                                     ===============    ===============    ===============    ===============

 + Including securities loaned at value              $            --    $            --    $     7,369,270    $            --
 * Cost of investments in securities                 $    32,110,733    $     3,818,399    $   233,658,239    $    12,194,531
** Cost of foreign currencies                        $            --    $            --    $       143,667    $            --

CLASS I:
Net assets                                           $     7,875,723    $     4,168,021    $   263,597,008    $    12,641,454
Shares authorized                                          unlimited          unlimited          unlimited          unlimited
Par value                                            $          0.01    $          0.01    $          0.01    $          0.01
Shares outstanding                                           878,469            372,657         23,392,951          4,231,778
Net asset value and redemption price per share       $          8.97    $         11.18    $         11.27    $          2.99

CLASS S:
Net assets                                           $    30,112,494                n/a    $       708,699                n/a
Shares authorized                                          unlimited          unlimited          unlimited          unlimited
Par value                                            $          0.01    $          0.01    $          0.01    $          0.01
Shares outstanding                                         3,347,174                n/a             62,096                n/a
Net asset value and redemption price per share       $          9.00                n/a    $         11.41                n/a

                 See Accompanying Notes to Financial Statements

    STATEMENTS OF OPERATIONS for the periods ended June 30, 2004 (Unaudited)

                                                         ING VP             ING VP             ING VP             ING VP
                                                         MIDCAP            SMALLCAP          DISCIPLINED         FINANCIAL
                                                      OPPORTUNITIES      OPPORTUNITIES        LARGECAP           SERVICES
                                                        PORTFOLIO          PORTFOLIO          PORTFOLIO        PORTFOLIO(1)
                                                     ---------------    ---------------    ---------------    ---------------
INVESTMENT INCOME:
Dividends                                            $       115,853    $       199,066    $        73,037    $         8,735
Interest                                                       7,540             21,545              9,500              1,166
Securities lending income                                        623             50,005              3,111                 --
                                                     ---------------    ---------------    ---------------    ---------------
    Total investment income                                  124,016            270,616             85,648              9,901
                                                     ---------------    ---------------    ---------------    ---------------
EXPENSES:
Investment advisory fees                                     234,304            688,954             36,200              4,600
Distribution and service fees:
    Class S                                                   25,998            121,005                 --              1,133
Transfer agent fees:
    Class I                                                    4,099              6,245              3,565                 32
    Class S                                                    2,209              6,906                 --                 91
Administrative service fees                                   31,240             91,859              4,827                613
Custody and accounting expense                                 7,350             31,032             10,816                123
Shareholder reporting expense                                 16,937             28,482              6,552                246
Registration fees                                                 42                458                 42                123
Professional fees                                              6,236             55,563              4,010                184
Trustee fees                                                     182              2,730                182                 61
Merger expense                                                 4,668                 --                 --                 --
Offering expense                                                  --                 --                 --             11,689
Miscellaneous expense                                          1,620              3,104              1,105                 61
                                                     ---------------    ---------------    ---------------    ---------------
    Total expenses                                           334,885          1,036,338             67,299             18,956
                                                     ---------------    ---------------    ---------------    ---------------
Less:
    Net waived and reimbursed fees                            31,231            112,095             23,854             12,928
                                                     ---------------    ---------------    ---------------    ---------------
    Net expenses                                             303,654            924,243             43,445              6,028
                                                     ---------------    ---------------    ---------------    ---------------
Net investment income (loss)                                (179,638)          (653,627)            42,203              3,873
                                                     ---------------    ---------------    ---------------    ---------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FUTURES:
Net realized gain (loss) on:
    Investments                                            1,875,218          4,055,140            604,704              1,718
    Futures                                                       --                 --            (11,925)                --
                                                     ---------------    ---------------    ---------------    ---------------
Net realized gain on investments
  and futures                                              1,875,218          4,055,140            592,779              1,718
                                                     ---------------    ---------------    ---------------    ---------------
Net change in unrealized appreciation
  or depreciation on:
    Investments                                           17,896,234         (1,192,452)          (335,309)            91,635
    Futures                                                       --                 --                712                 --
                                                     ---------------    ---------------    ---------------    ---------------
Net change in unrealized appreciation
  or depreciation on investments and futures              17,896,234         (1,192,452)          (334,597)            91,635
                                                     ---------------    ---------------    ---------------    ---------------
Net realized and unrealized gain on
  investments and futures                                 19,771,452          2,862,688            258,182             93,353
                                                     ---------------    ---------------    ---------------    ---------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS     $    19,591,814    $     2,209,061    $       300,385    $        97,226
                                                     ===============    ===============    ===============    ===============

----------
(1)  Portfolio commenced operations on May 3, 2004.

                 See Accompanying Notes to Financial Statements

    STATEMENTS OF OPERATIONS for the periods ended June 30, 2004 (Unaudited)

                                                                                                ING VP             ING VP
                                                         ING VP             ING VP          INTERNATIONAL        HIGH YIELD
                                                        MAGNACAP         REAL ESTATE            VALUE               BOND
                                                        PORTFOLIO        PORTFOLIO(1)         PORTFOLIO          PORTFOLIO
                                                     ---------------    ---------------    ---------------    ---------------
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*            $       440,804    $        23,970    $     3,567,872    $        34,426
Interest                                                       5,446                 --            449,794            517,801
Securities lending income                                         --                 --             11,252                 --
                                                     ---------------    ---------------    ---------------    ---------------
    Total investment income                                  446,250             23,970          4,028,918            552,227
                                                     ---------------    ---------------    ---------------    ---------------
EXPENSES:
Investment advisory fees                                     141,174              2,627          1,170,124             56,524
Distribution and service fees:
    Class S                                                   37,469                 --                752                 --
Transfer agent fees:
    Class I                                                    1,331                 66             16,820              3,688
    Class S                                                    5,201                 --                 44                 --
Administrative service fees                                   18,823                328            117,011              7,536
Custody and accounting expense                                 6,006                492             64,976              6,440
Shareholder reporting expense                                 31,074                198             37,702              2,776
Registration fees                                                  8                164              1,969                 --
Professional fees                                             13,286                131             36,063              7,714
Trustee fees                                                     182                 66              7,462              1,274
Offering expense                                                  --             11,589                 --                 --
Miscellaneous expense                                            821                 33              4,017              1,689
                                                     ---------------    ---------------    ---------------    ---------------
    Total expenses                                           255,375             15,694          1,456,940             87,641
                                                     ---------------    ---------------    ---------------    ---------------
Less:
    Net waived and reimbursed fees                            56,516             12,246            285,555             26,174
    Brokerage commission recapture                                --                 --                679                 --
                                                     ---------------    ---------------    ---------------    ---------------
    Net expenses                                             198,859              3,448          1,170,706             61,467
                                                     ---------------    ---------------    ---------------    ---------------
Net investment income                                        247,391             20,522          2,858,212            490,760
                                                     ---------------    ---------------    ---------------    ---------------
REALIZED AND UNREALIZED (GAIN) LOSS
  ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
    Investments                                              315,536             15,284          8,658,846            207,020
    Foreign currencies                                            --                 --           (569,649)                --
                                                     ---------------    ---------------    ---------------    ---------------
Net realized gain on investments
  and foreign currencies                                     315,536             15,284          8,089,197            207,020
                                                     ---------------    ---------------    ---------------    ---------------
Net change in unrealized appreciation
  or depreciation on:
    Investments                                               (4,128)           205,340         (5,282,041)          (708,310)
    Foreign currencies                                            --                 --             23,011                 --
                                                     ---------------    ---------------    ---------------    ---------------
Net change in unrealized appreciation
  or depreciation on investments and
  foreign currencies                                          (4,128)           205,340         (5,259,030)          (708,310)
                                                     ---------------    ---------------    ---------------    ---------------
Net realized and unrealized gain (loss) on
  investments and foreign currencies                         311,408            220,624          2,830,167           (501,290)
                                                     ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $       558,799    $       241,146    $     5,688,379    $       (10,530)
                                                     ===============    ===============    ===============    ===============

  * Foreign taxes withheld                           $         8,882    $            --    $       553,866    $            77

(1) Portfolio commenced operations on May 3, 2004.

                 See Accompanying Notes to Financial Statements

                 STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

                                                                       ING VP MIDCAP                    ING VP SMALLCAP
                                                                   OPPORTUNITIES PORTFOLIO          OPPORTUNITIES PORTFOLIO
                                                               ------------------------------   ------------------------------
                                                                SIX MONTHS         YEAR          SIX MONTHS         YEAR
                                                                   ENDED           ENDED            ENDED           ENDED
                                                                  JUNE 30,      DECEMBER 31,       JUNE 30,      DECEMBER 31,
                                                                    2004            2003             2004            2003
                                                               -------------    -------------   -------------    -------------
FROM OPERATIONS:
Net investment loss                                            $    (179,638)   $     (77,797)  $    (653,627)   $    (919,099)
Net realized gain on investments                                   1,875,218          732,301       4,055,140        6,098,772
Net change in unrealized appreciation or depreciation on
  investments                                                     17,896,234        3,494,144      (1,192,452)      37,095,023
                                                               -------------    -------------   -------------    -------------
  Net increase in net assets resulting from operations            19,591,814        4,148,648       2,209,061       42,274,696
                                                               -------------    -------------   -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                  94,843,992       18,018,143      23,685,412       98,943,784
Cost of shares redeemed                                           (8,808,661)      (8,858,736)    (25,475,097)     (51,828,693)
                                                               -------------    -------------   -------------    -------------
Net increase (decrease) in net assets resulting from capital
  share transactions                                              86,035,331        9,159,407      (1,789,685)      47,115,091
                                                               -------------    -------------   -------------    -------------
Net increase in net assets                                       105,627,145       13,308,055         419,376       89,389,787
                                                               -------------    -------------   -------------    -------------
NET ASSETS:
Beginning of period                                               20,585,549        7,277,494     186,070,698       96,680,911
                                                               -------------    -------------   -------------    -------------
End of period                                                  $ 126,212,694    $  20,585,549   $ 186,490,074    $ 186,070,698
                                                               =============    =============   =============    =============
Accumulated net investment loss at end of period               $    (179,638)   $          --   $    (653,627)   $          --
                                                               =============    =============   =============    =============

                 See Accompanying Notes to Financial Statements

                 STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

                                                                     ING VP DISCIPLINED         ING VP FINANCIAL
                                                                     LARGECAP PORTFOLIO        SERVICES PORTFOLIO
                                                               -----------------------------   ------------------
                                                                SIX MONTHS         YEAR               MAY 3,
                                                                   ENDED           ENDED           2004(1) TO
                                                                 JUNE 30,       DECEMBER 31,         JUNE 30,
                                                                   2004            2003                2004
                                                               -------------   -------------   ------------------
FROM OPERATIONS:
Net investment income                                          $      42,203   $      64,224   $            3,873
Net realized gain on investments and futures                         592,779          79,236                1,718
Net change in unrealized appreciation or depreciation on
   investments and futures                                          (334,597)      1,634,806               91,635
                                                               -------------   -------------   ------------------
   Net increase in net assets resulting from operations              300,385       1,778,266               97,226
                                                               -------------   -------------   ------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
     Class I                                                         (14,214)        (64,104)                  --
                                                               -------------   -------------   ------------------
Total distributions                                                  (14,214)        (64,104)                  --
                                                               -------------   -------------   ------------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                     873,649       1,709,462            7,835,319
Dividends reinvested                                                  14,214          64,104                   --
Cost of shares redeemed                                             (915,108)     (1,345,819)            (123,611)
                                                               -------------   -------------   ------------------
Net increase (decrease) in net assets resulting from
   capital share transactions                                        (27,245)        427,747            7,711,708
                                                               -------------   -------------   ------------------
Net increase in net assets                                           258,926       2,141,909            7,808,934
                                                               -------------   -------------   ------------------
NET ASSETS:
Beginning of period                                                9,464,511       7,322,602                   --
                                                               -------------   -------------   ------------------
End of period                                                  $   9,723,437   $   9,464,511   $        7,808,934
                                                               -------------   -------------   ==================
Undistributed net investment income at end of period           $      28,109   $         120   $            3,873
                                                               =============   =============   ==================

----------
(1) Commencement of operations.

                 See Accompanying Notes to Financial Statements

                 STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

                                                                       ING VP MAGNACAP         ING VP REAL ESTATE
                                                                          PORTFOLIO                PORTFOLIO
                                                               -----------------------------   ------------------
                                                                SIX MONTHS        YEAR                MAY 3,
                                                                   ENDED          ENDED            2004(1) TO
                                                                 JUNE 30,      DECEMBER 31,         JUNE 30,
                                                                   2004            2003               2004
                                                               -------------   -------------   ------------------
FROM OPERATIONS:
Net investment income                                          $     247,391   $     291,124   $           20,522
Net realized gain (loss) on investments                              315,536      (1,172,484)              15,284
Net change in unrealized appreciation or depreciation on
   investments                                                        (4,128)      8,148,404              205,340
                                                               -------------   -------------   ------------------
   Net increase in net assets resulting from operations              558,799       7,267,044              241,146
                                                               -------------   -------------   ------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
     Class I                                                         (26,302)        (64,502)                  --
     Class S                                                         (81,916)       (152,871)                  --
                                                               -------------   -------------   ------------------
Total distributions                                                 (108,218)       (217,373)                  --
                                                               -------------   -------------   ------------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                   5,664,609      17,013,807            3,934,943
Net proceeds from shares issued in merger                                 --       2,799,176                   --
Dividends reinvested                                                 106,774         217,373                   --
Cost of shares redeemed                                           (4,648,300)     (8,377,017)              (8,068)
                                                               -------------   -------------   ------------------
Net increase in net assets resulting from
   capital share transactions                                      1,123,083      11,653,339            3,926,875
                                                               -------------   -------------   ------------------
Net increase in net assets                                         1,573,664      18,703,010            4,168,021
                                                               -------------   -------------   ------------------
NET ASSETS:
Beginning of period                                               36,414,553      17,711,543                   --
                                                               -------------   -------------   ------------------
End of period                                                  $  37,988,217   $  36,414,553   $        4,168,021
                                                               =============   =============   ==================
Undistributed net investment income at end of period           $     212,924   $      73,751   $           20,522
                                                               =============   =============   ==================

----------
(1) Commencement of operations.

                 See Accompanying Notes to Financial Statements

                 STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

                                                                    ING VP INTERNATIONAL            ING VP HIGH YIELD BOND
                                                                       VALUE PORTFOLIO                     PORTFOLIO
                                                               ------------------------------   ------------------------------
                                                                SIX MONTHS         YEAR          SIX MONTHS           YEAR
                                                                   ENDED           ENDED            ENDED            ENDED
                                                                  JUNE 30,      DECEMBER 31,       JUNE 30,       DECEMBER 31,
                                                                    2004            2003             2004             2003
                                                               -------------    -------------   -------------    -------------
FROM OPERATIONS:
Net investment income                                          $   2,858,212    $   1,494,709   $     490,760    $   1,101,035
Net realized gain on investments and foreign
   currencies                                                      8,089,197        3,573,423         207,020           50,714
Net change in unrealized appreciation or depreciation on
   investments and foreign currencies                             (5,259,030)      26,153,098        (708,310)       1,437,681
                                                               -------------    -------------   -------------    -------------
   Net increase (decrease) in net assets resulting from
     operations                                                    5,688,379       31,221,230         (10,530)       2,589,430
                                                               -------------    -------------   -------------    -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
     Class I                                                        (973,323)      (1,324,044)       (490,760)      (1,101,051)
     Class S                                                          (1,839)          (1,672)             --               --
                                                               -------------    -------------   -------------    -------------
Total distributions                                                 (975,162)      (1,325,716)       (490,760)      (1,101,051)
                                                               -------------    -------------   -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                 112,589,312      374,729,115       2,348,642       20,335,476
Dividends reinvested                                                 975,162        1,325,716         490,760        1,101,051
Cost of shares redeemed                                          (17,108,295)    (306,897,912)    (12,956,647)      (9,426,068)
                                                               -------------    -------------   -------------    -------------
Net increase (decrease) in net assets resulting from
   capital share transactions                                     96,456,179       69,156,919     (10,117,245)      12,010,459
                                                               -------------    -------------   -------------    -------------
Net increase (decrease) in net assets                            101,169,396       99,052,433     (10,618,535)      13,498,838
                                                               -------------    -------------   -------------    -------------
NET ASSETS:
Beginning of period                                              163,136,311       64,083,878      23,259,989        9,761,151
                                                               -------------    -------------   -------------    -------------
End of period                                                  $ 264,305,707    $ 163,136,311   $  12,641,454    $  23,259,989
                                                               =============    =============   =============    =============
Undistributed net investment income at end of period           $   1,903,185    $      20,135   $      13,883    $      13,883
                                                               =============    =============   =============    =============

                 See Accompanying Notes to Financial Statements

ING VP MIDCAP OPPORTUNITIES PORTFOLIO (UNAUDITED)           FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                                CLASS I
                                                                    --------------------------------------------------------------
                                                                    SIX MONTHS                                           PERIOD
                                                                      ENDED            YEAR ENDED DECEMBER 31,           ENDED
                                                                     JUNE 30,     --------------------------------    DECEMBER 31,
                                                                       2004         2003        2002        2001         2000(1)
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of the period                        $        6.15        4.50        6.07        9.05           10.00
 Income (loss) from investment operations:
 Net investment income (loss)                                    $       (0.01)      (0.02)      (0.02)      (0.01)           0.01
 Net realized and unrealized gain (loss) on investments          $        0.32        1.67       (1.55)      (2.97)          (0.95)
 Total from investment operations                                $        0.31        1.65       (1.57)      (2.98)          (0.94)
 Less distributions from:
 Net investment income                                           $          --          --          --          --            0.01
 Total distributions                                             $          --          --          --          --            0.01
 Net asset value, end of the period                              $        6.46        6.15        4.50        6.07            9.05
 TOTAL RETURN(2)                                                 %        5.04       36.67      (25.86)     (32.92)          (9.38)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of the period (000s)                            $      84,421      13,496       4,683       3,616           1,995
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                  %        0.90        0.90        0.88        0.90            0.90
 Gross expenses prior to expense reimbursement(3)                %        0.99        1.21        1.53        2.66            5.76
 Net investment income (loss) after expense reimbursement(3)(4)  %       (0.51)      (0.53)      (0.42)      (0.32)           0.40
 Portfolio turnover rate                                         %          29         162         387         429             103

(1)  The Portfolio commenced operations on May 5, 2000.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.

(3)  Annualized for periods less than one year.

(4) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

ING VP SMALLCAP OPPORTUNITIES PORTFOLIO (UNAUDITED)         FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                        CLASS I
                                                     ------------------------------------------------------------------------------
                                                     SIX MONTHS
                                                       ENDED                              YEAR ENDED DECEMBER 31,
                                                      JUNE 30,     ----------------------------------------------------------------
                                                        2004          2003          2002         2001          2000         1999
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of the period         $       14.76         10.64        18.88         26.73         29.24        14.12
 Income (loss) from investment operations:
 Net investment loss                              $       (0.05)        (0.07)       (0.10)        (0.11)        (0.01)       (0.09)
 Net realized and unrealized gain (loss)
 on investments                                   $        0.25          4.19        (8.14)        (7.69)         0.49        19.83
 Total from investment operations                 $        0.21          4.12        (8.24)        (7.80)         0.48        19.74
 Less distributions from:
 Net realized gains on investments                $          --            --           --          0.05          2.99         4.62
 Total distributions                              $          --            --           --          0.05          2.99         4.62
 Net asset value, end of the period               $       14.97         14.76        10.64         18.88         26.73        29.24
 TOTAL RETURN(1)                                  %        1.42         38.72       (43.64)       (29.15)         1.09       141.03

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of the period (000s)             $      85,987        91,031       64,767       103,273       131,514       71,532
 Ratios to average net assets:
 Net expenses after expense reimbursement(2)(3)   %        0.90          0.90         0.90          0.90          0.90         0.90
 Gross expenses prior to expense reimbursement(2) %        1.00          1.07         1.23          1.15          0.98         1.09
 Net investment income (loss) after expense
 reimbursement(2)(3)                              %       (0.61)        (0.63)       (0.75)        (0.59)        (0.06)       (0.64)
 Portfolio turnover rate                          %          32           168          414           304           148          236

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of contract insurance charges.

(2) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

(3)  Annualized for periods less than one year.

                 See Accompanying Notes to Financial Statements

ING VP DISCIPLINED LARGECAP PORTFOLIO (UNAUDITED)           FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                          CLASS I
                                                         -----------------------------------------------------------------------
                                                         SIX MONTHS
                                                            ENDED                       YEAR ENDED DECEMBER 31,
                                                          JUNE 30,    ----------------------------------------------------------
                                                            2004        2003       2002         2001        2000          1999
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of the period              $       3.65       2.94       3.84         4.39         4.99         4.83
 Income (loss) from investment operations:
 Net investment income                                 $       0.02       0.03       0.03         0.02         0.02         0.11
 Net realized and unrealized gain (loss)
 on investments                                        $       0.10       0.71      (0.88)       (0.55)       (0.60)        0.16
 Total from investment operations                      $       0.12       0.74      (0.85)       (0.53)       (0.58)        0.27
 Less distributions from:
 Net investment income                                 $       0.01       0.03       0.05         0.02         0.02         0.11
 Total distributions                                   $       0.01       0.03       0.05         0.02         0.02         0.11
 Net asset value, end of the period                    $       3.76       3.65       2.94         3.84         4.39         4.99
 TOTAL RETURN(1)                                       %       3.16      25.16     (22.29)      (12.00)      (11.63)        5.79

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of the period (000s)                  $      9,723      9,465      7,323       17,533       24,322       29,739
 Ratios to average net assets:
 Net expenses after expense reimbursement(2)(3)(4)     %       0.90       0.90       0.90         0.90         0.90         0.89
 Gross expenses prior to expense reimbursement(2)(3)   %       1.39       1.46       1.66         1.62         1.18         1.26
 Net investment income after expense
 reimbursement(2)(3)(4)                                %       0.87       0.83       0.67         0.49         0.42         1.89
 Portfolio turnover rate                               %         82        192        167           98           49          123

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of contract insurance charges.

(2)  Annualized for periods less than one year.

(3) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

(4) Effective April 30, 1999 the expense limit increased from 0.80% to 0.90%.

                 See Accompanying Notes to Financial Statements

ING VP FINANCIAL SERVICES PORTFOLIO (UNAUDITED)             FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                                                        CLASS I
                                                                                                                       ---------
                                                                                                                         PERIOD
                                                                                                                         ENDED
                                                                                                                        JUNE 30,
                                                                                                                         2004(1)
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of the period                                                                          $       10.00
 Income from investment operations:
 Net investment income                                                                                             $        0.02
 Net realized and unrealized gain on investments                                                                   $        0.16
 Total from investment operations                                                                                  $        0.18
 Net asset value, end of the period                                                                                $       10.18
 TOTAL RETURN(2)                                                                                                   %        1.80

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of the period (000s)                                                                              $       1,039
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                                                                    %        0.80
 Gross expenses prior to expense reimbursement(3)                                                                  %        2.08
 Net investment income after expense reimbursement(3)(4)                                                           %        1.10
 Portfolio turnover rate                                                                                           %           2

(1)  The Portfolio commenced operations on May 3, 2004.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.

(3)  Annualized for periods less than one year.

(4) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

ING VP MAGNACAP PORTFOLIO (UNAUDITED)                       FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                           CLASS I
                                                               ------------------------------------------------------------
                                                               SIX MONTHS                                        PERIOD
                                                                 ENDED          YEAR ENDED DECEMBER 31,           ENDED
                                                                JUNE 30,    -------------------------------    DECEMBER 31,
                                                                  2004        2003       2002        2001         2000(1)
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of the period                   $        8.84       6.82       8.93       10.11           10.00
 Income (loss) from investment operations:
 Net investment income                                      $        0.06       0.10       0.08        0.11            0.05
 Net realized and unrealized gain (loss)
 on investments                                             $        0.10       2.00      (2.11)      (1.17)           0.11
 Total from investment operations                           $        0.16       2.10      (2.03)      (1.06)           0.16
 Less distributions from:
 Net investment income                                      $        0.03       0.08       0.08        0.12            0.05
 Total distributions                                        $        0.03       0.08       0.08        0.12            0.05
 Net asset value, end of the period                         $        8.97       8.84       6.82        8.93           10.11
 TOTAL RETURN(2)                                            %        1.82      31.00     (22.76)     (10.44)           1.61

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of the period (000s)                       $       7,876      7,329      4,868       2,301           1,118
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)             %        0.90       0.95       0.90        0.90            0.90
 Gross expenses prior to expense reimbursement(3)           %        1.16       1.19       1.20        2.22            7.90
 Net investment income after expense reimbursement(3)(4)    %        1.47       1.35       1.22        1.27            1.45
 Portfolio turnover rate                                    %           7         92         47          72              28

(1)  The Portfolio commenced operations on May 8, 2000.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.

(3)  Annualized for periods less than one year.

(4) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

ING VP REAL ESTATE PORTFOLIO (UNAUDITED)                    FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                                                 CLASS I
                                                                                                               ------------
                                                                                                                  PERIOD
                                                                                                                   ENDED
                                                                                                                  JUNE 30,
                                                                                                                  2004(1)
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of the period                                                                   $         10.00
 Income from investment operations:
 Net investment income                                                                                      $          0.06
 Net realized and unrealized gain on investments                                                            $          1.12
 Total from investment operations                                                                           $          1.18
 Net asset value, end of the period                                                                         $         11.18
 TOTAL RETURN(2)                                                                                            %         11.80

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of the period (000s)                                                                       $         4,168
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                                                             %          1.05
 Gross expenses prior to expense reimbursement(3)                                                           %          4.85
 Net investment income after expense reimbursement(3)(4)                                                    %          6.37
 Portfolio turnover rate                                                                                    %             4

(1)  The Portfolio commenced operations on May 3, 2004.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

ING VP INTERNATIONAL VALUE PORTFOLIO (UNAUDITED)            FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                          CLASS I
                                                         --------------------------------------------------------------------------
                                                         SIX MONTHS
                                                            ENDED                          YEAR ENDED DECEMBER 31,
                                                           JUNE 30,    ------------------------------------------------------------
                                                            2004          2003        2002         2001         2000         1999
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of the period             $        11.01         8.60       10.27        12.19        14.77       11.08
 Income (loss) from investment operations:
 Net investment income                                $         0.12         0.14        0.08         0.17         0.24        0.22
 Net realized and unrealized gain (loss)
 on investments                                       $         0.18         2.40       (1.66)       (1.58)        0.12        5.23
 Total from investment operations                     $         0.30         2.54       (1.58)       (1.41)        0.36        5.45
 Less distributions from:
 Net investment income                                $         0.04         0.13        0.09         0.18         0.27        0.24
 Net realized gain on investments                     $           --           --          --         0.33         2.67        1.52
 Total distributions                                  $         0.04         0.13        0.09         0.51         2.94        1.76
 Net asset value, end of the period                   $        11.27        11.01        8.60        10.27        12.19       14.77
 TOTAL RETURN(1)                                      %         2.75        29.92      (15.46)      (11.58)        3.18       50.18

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of the period (000s)                 $      263,597      162,602      64,042       33,223       26,815      24,051
 Ratios to average net assets:
 Net expenses after expense reimbursement
 and brokerage commission recapture(2)(3)             %         1.00         1.00        1.00         1.00         1.00        1.00
 Gross expenses prior to expense reimbursement
 and brokerage commission recapture(2)                %         1.24         1.45        1.58         1.53         1.44        1.52
 Net investment income after expense reimbursement
 and brokerage commission recapture(2)(3)             %         2.44         1.51        0.79         1.57         1.83        1.69
 Portfolio turnover rate                              %           38           89         164           24           69          84

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of contract insurance charges.

(2)  Annualized for periods less than one year.

(3) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

ING VP HIGH YIELD BOND PORTFOLIO (UNAUDITED)                FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                              CLASS I
                                                               --------------------------------------------------------------------
                                                               SIX MONTHS
                                                                 ENDED                       YEAR ENDED DECEMBER 31,
                                                                JUNE 30,     ------------------------------------------------------
                                                                  2004          2003       2002        2001      2000        1999
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of the period                   $        3.09          2.83      3.16       3.45       4.30        4.87
 Income (loss) from investment operations:
 Net investment income                                      $        0.05          0.16      0.35       0.26       0.40        0.44
 Net realized and unrealized gain (loss)
 on investments                                             $       (0.10)         0.27     (0.33)     (0.29)     (0.85)      (0.57)
 Total from investment operations                           $       (0.05)         0.43      0.02      (0.03)     (0.45)      (0.13)
 Less distributions from:
 Net investment income                                      $        0.05          0.17      0.35       0.26       0.40        0.44
 Net realized gains on investments                          $          --            --        --         --         --          --
 Total distributions                                        $        0.05          0.17      0.35       0.26       0.40        0.44
 Net asset value, end of the period                         $        2.99          3.09      2.83       3.16       3.45        4.30
 TOTAL RETURN(1)                                            %       (0.03)        15.37      0.46      (1.05)    (11.17)      (2.98)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of the period (000s)                       $      12,641        23,260     9,761     10,461     10,642      16,442
 Ratios to average net assets:
 Net expenses after expense reimbursement(2)(3)             %        0.82          0.81      0.80       0.80       0.80        0.80
 Gross expenses prior to expense reimbursement(2)           %        1.16          1.24      1.46       1.28       1.13        1.11
 Net investment income after expense reimbursement(2)(3)    %        6.51          6.90      9.57       9.76       9.53        9.19
 Portfolio turnover rate                                    %          72           243        77        109        140          85

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of contract insurance charges.

(2)  Annualized for periods less than one year.

(3) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

          NOTES TO FINANCIAL STATEMENTS as of June 30, 2004 (Unaudited)

NOTE 1 -- ORGANIZATION

ORGANIZATION. The ING Variable Products Trust is a business trust organized under the laws of the Commonwealth of Massachusetts on December 17, 1993 and registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. There are ten investment series which comprise the Trust. The names of the eight Portfolios in this report, which offer Class I (formerly, Class R) shares are ING VP Disciplined LargeCap Portfolio ("Disciplined LargeCap Portfolio"), ING VP MidCap Opportunities Portfolio ("MidCap Opportunities Portfolio"), ING VP SmallCap Opportunities Portfolio ("SmallCap Opportunities Portfolio"), ING VP Financial Services Portfolio ("Financial Services Portfolio"), ING VP MagnaCap Portfolio ("MagnaCap Portfolio"), ING VP Real Estate Portfolio ("Real Estate Portfolio"), ING VP International Value Portfolio ("International Value Portfolio") and ING VP High Yield Bond Portfolio ("High Yield Bond Portfolio").

Each Portfolio offers Class I and Class S shares. The two classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolio and earn income and realized gains/losses from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Differences in per share dividend rates generally result from the relative weighting of pro rata income and realized gain allocations and from differences in separate class expenses, including shareholder servicing fees.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. SECURITY VALUATION. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Portfolio's valuation procedures. U.S. Government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

    Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Portfolio's Board of Trustees ("Board"), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio's Board, in accordance with methods that are specifically authorized by the Board. If a significant event which is likely to impact the value of one or more foreign securities held by a Portfolio occurs after the time at which the foreign market for such security(ies) closes but before the time that the Portfolio's net asset value is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time the Portfolio calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Investments in securities maturing in less than 60 days are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B. SECURITY TRANSACTIONS AND REVENUE RECOGNITION. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C. FOREIGN CURRENCY TRANSLATION. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

          (1) Market value of investment securities, other assets and liabilities -- at the exchange rates prevailing at the end of the day.

          (2) Purchases and sales of investment securities, income and expenses -- at the rates of exchange prevailing on the respective dates of such transactions.

    Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities' current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

    Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. Government securities. These risks include but are not limited to revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. Government securities.

D. FOREIGN CURRENCY TRANSACTIONS AND FUTURES CONTRACTS. Certain portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Portfolios either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

    Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Portfolio is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Portfolio agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Portfolios. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. DISTRIBUTIONS TO SHAREHOLDERS. The Portfolios record distributions to their shareholders on ex-dividend date. Dividends from net investment income are declared and paid quarterly by each Portfolio, with the exception of the High Yield Bond Portfolio which declares daily and pays quarterly. Each Portfolio distributes dividends and capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characters of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from accounting principals generally accepted in the United States of America for investment companies.

F. FEDERAL INCOME TAXES. It is the policy of the Portfolios, to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expired.

G. USE OF ESTIMATES. Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America for investment companies. Actual results could differ from these estimates.

H. REPURCHASE AGREEMENTS. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreement, plus accrued interest being invested by the Portfolio. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and it might incur disposition costs in liquidating the collateral.

I. SECURITIES LENDING. Each Portfolio has the option to temporarily loan up to 30% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash or U.S. Government securities. Generally, in the event of counterparty default, the Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

J. ILLIQUID AND RESTRICTED SECURITIES. Each Portfolio may not invest more than 15% of its net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolio to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 (1933 Act) or are securities offered pursuant to Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to guidelines approved by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board.

K. DELAYED DELIVERY TRANSACTIONS. A Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of these securities is identified in each Portfolio's Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to segregate liquid assets sufficient to cover the purchase price.

NOTE 3 -- INVESTMENT TRANSACTIONS

For the six months ended June 30, 2004, the cost of purchases and the proceeds from the sales of securities, were as follows:

                                      PURCHASES           SALES
                                      ---------           -----
MidCap Opportunities Portfolio     $  105,305,085    $  18,535,331
SmallCap Opportunities Portfolio       58,454,173       63,589,579
Disciplined LargeCap Portfolio          7,901,966        7,995,780
Financial Services Portfolio            7,736,395          105,796
MagnaCap Portfolio                      4,065,548        2,668,724
Real Estate Portfolio                   3,911,729          108,614
International Value Portfolio         171,181,291       82,287,883
High Yield Bond Portfolio              10,601,507       18,720,843

NOTE 4 -- INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Portfolios entered into an Investment Management Agreement with ING Investments, LLC (the "Investment Manager"), a wholly-owned subsidiary of ING Groep N.V. The Investment Management Agreement compensates the Investment Manager with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio. The Investment Manager receives an investment advisory fee calculated at an annual rate of 0.75% of average daily net assets from the MidCap Opportunities Portfolio and the MagnaCap Portfolio. For the SmallCap Opportunities, Disciplined LargeCap and High Yield Bond Portfolios, the Investment Manager receives an investment advisory fee of 0.75% on the first $250 million, 0.70% on next $250 million, 0.65% on next $250 million, 0.60% on next $250 million, and 0.55% in excess of $1 billion of average daily net assets. For the Financial Services Portfolio, the Investment Manager receives an investment advisory fee of 0.75% on the first $500 million and 0.70% in excess of $500 million. The investment advisory fee for the Real Estate Portfolio is 0.80% on the first $100 million and 0.70% in excess of $100 million. The Investment Manger receives an investment advisory fee of 1.00% of average daily net assets from the International Value Portfolio.

The Investment Manager has engaged ING Investment Management Co., (formerly, Aeltus Investment Management, Inc., "ING IM"), a wholly-owned subsidiary of ING Groep N.V., to serve as Sub-Adviser to all of the Portfolios with the exception of the Real Estate Portfolio.

ING Clarion Real Estate Securities LP, ("ING Clarion"), a Delaware limited partnership, serves as Sub-Adviser to the Real Estate Portfolio pursuant to a Sub-Advisory Agreement. ING Clarion is an indirect wholly-owned subsidiary of ING Groep N.V. and is an affiliate of ING Investments, LLC.

ING Funds Services, LLC (the "Administrator"), a wholly-owned subsidiary of ING Groep N.V., acts as administrator and provides certain administrative and shareholder services necessary for each Portfolios operations and is responsible for the supervision of other service providers. For its services, the Administrator is entitled to receive from each Portfolio a fee at an annual rate of 0.10% of the Portfolio's average daily net assets.

NOTE 5 -- SHAREHOLDER SERVICE FEES

Class S shares of each Portfolio are subject to a Shareholder Services Plan (the "Plan"). Under the Plan, each Portfolio pays the Administrator a fee calculated at an annual rate of 0.25% of average daily net assets attributable to its Class S shares. The Administrator is entitled to use the proceeds from the Plan to make payments to insurance companies, broker-dealers or other financial intermediaries for providing services to shareholders of Class S shares.

During the six months ended June 30, 2004, the Administrator voluntarily waived 0.05% of the fee for the MidCap Opportunities, SmallCap Opportunities, MagnaCap and International Value Portfolios.

NOTE 6 -- OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

The Investment Manager may direct the Portfolio's portfolio managers to use their best efforts (subject to obtaining best execution of each transaction) to allocate the Portfolio's equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amount credited to the Portfolio is reflected as brokerage commission recapture in the Statements of Operations.

At June 30, 2004, the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

                         ACCRUED                          ACCRUED
                        INVESTMENT        ACCRUED       SHAREHOLDER
                        MANAGEMENT    ADMINISTRATIVE     SERVICES
                           FEES            FEES            FEES          TOTAL
                        ----------    --------------    -----------    ---------
MidCap
   Opportunities
   Portfolio            $   72,868    $       10,176    $    13,596    $  96,640
SmallCap
   Opportunities
   Portfolio               111,720            14,894         16,010      142,624
Disciplined
   LargeCap
   Portfolio                 5,978               797             --        6,775
Financial Services
   Portfolio                 3,751               500          1,040        5,291
MagnaCap
   Portfolio                23,324             3,109          4,929       31,362
Real Estate
   Portfolio                 1,961               245             --        2,206
International Value
   Portfolio               204,087            21,216         16,291      241,594
High Yield Bond
   Portfolio                 7,800             1,040             --        8,840

Each Portfolio has adopted a Retirement Policy covering all independent trustees of the Portfolio who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement.

NOTE 7 -- EXPENSE LIMITATIONS

The Investment Manager has entered into a written Expense Limitation Agreement with the Portfolios under which it will limit the expenses of each Portfolio, excluding interest, taxes, brokerage and extraordinary expenses to the levels listed below:

                                              CLASS I  CLASS S
                                              -------  -------
MidCap Opportunities Portfolio                 0.90%    1.10%
SmallCap Opportunities Portfolio               0.90%    1.10%
Disciplined LargeCap Portfolio                 0.90%     N/A
Financial Services Portfolio                   0.80%    1.05%
MagnaCap Portfolio                             0.90%    1.10%
Real Estate Portfolio                          1.05%     N/A
International Value Portfolio                  1.00%    1.20%
High Yield Bond Portfolio                      0.80%     N/A

The Investment Manager may at a later date recoup from a Portfolio management fees waived and other expenses assumed by the Investment Manager during the previous 36 months, but only if, after such reimbursement, the Portfolios expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Manager of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio.

As of June 30, 2004, the cumulative amounts of reimbursed fees that are subject to possible recoupment by the Investment Manager, and the related expiration dates are as follows:

                                             JUNE 30,
                               ------------------------------------
                                  2005         2006         2007         TOTAL
                               ----------   ----------   ----------   ----------
MidCap
   Opportunities
   Portfolio                   $   63,671   $   29,375   $  122,607   $  215,653
SmallCap
   Opportunities
   Portfolio                      359,415      325,740      211,273      896,428
Disciplined LargeCap
   Portfolio                      205,908       57,321       36,536      299,765
Financial Services
   Portfolio                           --           --       12,928       12,928
MagnaCap Portfolio                 28,729       45,421       84,975      159,125
Real Estate Portfolio                  --           --       12,246       12,246
International Value
   Portfolio                      143,851      404,588      520,039    1,068,478
High Yield Bond
   Portfolio                       73,432       74,954       57,939      206,325

The Expense Limitation Agreement is contractural and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the Expense Limitation Agreement within 90 days of the end of the then current term.

NOTE 8 -- LINE OF CREDIT

All of the Portfolios included in this report, in addition to certain other funds managed by the Investment Manager, have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement") with The Bank of New York for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the Portfolios; and (3) enable the Portfolios to meet other emergency expenses as defined in the Credit Agreement. The Portfolios to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

At June 30, 2004, the Portfolios did not have any loans outstanding under the line of credit. The High Yield Bond Portfolio utilized the line of credit for 13 days with an approximate average daily balance of $938,500 at an approximate weighted average interest rate of 1.50% during the six months ended June 30, 2004.

NOTE 9 -- CAPITAL SHARE TRANSACTIONS

Transactions in capital shares and dollars were as follows:

                                                                   CLASS I                         CLASS S
                                                        -----------------------------   -----------------------------
                                                          SIX MONTHS         YEAR        SIX MONTHS          YEAR
                                                            ENDED           ENDED          ENDED            ENDED
                                                           JUNE 30,      DECEMBER 31,     JUNE 30,       DECEMBER 31,
                                                             2004            2003           2004             2003
                                                        -------------   -------------   -------------   -------------
MIDCAP OPPORTUNITIES PORTFOLIO (NUMBER OF SHARES)
Shares sold                                                11,867,405       2,618,922       5,972,346         775,127
Shares redeemed                                              (984,026)     (1,466,590)       (423,592)       (195,094)
                                                        -------------   -------------   -------------   -------------
Net increase in shares outstanding                         10,883,379       1,152,332       5,368,754         580,033
                                                        =============   =============   =============   =============
MIDCAP OPPORTUNITIES PORTFOLIO ($)
Shares sold                                             $  62,837,686   $  13,808,864   $  32,006,306   $   4,209,279
Shares redeemed                                            (6,172,530)     (7,870,262)     (2,636,131)       (988,474)
                                                        -------------   -------------   -------------   -------------
Net increase                                            $  56,665,156   $   5,938,602   $  29,370,175   $   3,220,805
                                                        =============   =============   =============   =============

                                                                   CLASS I                         CLASS S
                                                        -----------------------------   -----------------------------
                                                         SIX MONTHS          YEAR        SIX MONTHS          YEAR
                                                            ENDED           ENDED           ENDED           ENDED
                                                           JUNE 30,      DECEMBER 31,     JUNE 30,       DECEMBER 31,
                                                            2004             2003           2004             2003
                                                        -------------   -------------   -------------   -------------
SMALLCAP OPPORTUNITIES PORTFOLIO (NUMBER OF SHARES)
Shares sold                                                   745,214       3,911,937         841,790       3,874,106
Shares redeemed                                            (1,165,446)     (3,830,798)       (555,327)       (408,580)
                                                        -------------   -------------   -------------   -------------
Net increase (decrease) in shares outstanding                (420,232)         81,139         286,463       3,465,526
                                                        =============   =============   =============   =============
SMALLCAP OPPORTUNITIES PORTFOLIO ($)
Shares sold                                             $  11,242,397   $  49,544,832   $  12,443,015   $  49,398,952
Shares redeemed                                           (17,366,719)    (46,516,737)     (8,108,378)     (5,311,956)
                                                        -------------   -------------   -------------   -------------
Net increase (decrease)                                 $  (6,124,322)  $   3,028,095   $   4,334,637   $  44,086,996
                                                        =============   =============   =============   =============

                                                                   CLASS I
                                                        -----------------------------
                                                         SIX MONTHS          YEAR
                                                            ENDED           ENDED
                                                          JUNE 30,       DECEMBER 31,
                                                            2004             2003
                                                        -------------   -------------
DISCIPLINED LARGECAP PORTFOLIO (NUMBER OF SHARES)
Shares sold                                                   235,035         550,175
Dividends reinvested                                            3,821          19,736
Shares redeemed                                              (246,546)       (470,332)
                                                        -------------   -------------
Net increase (decrease) in shares outstanding                  (7,690)         99,579
                                                        =============   =============
DISCIPLINED LARGECAP PORTFOLIO ($)
Shares sold                                             $     873,649   $   1,709,462
Dividends reinvested                                           14,214          64,104
Shares redeemed                                              (915,108)     (1,345,819)
                                                        -------------   -------------
Net increase (decrease)                                 $     (27,245)  $     427,747
                                                        =============   =============

                                                           CLASS I         CLASS S
                                                        -------------   -------------
                                                            PERIOD          PERIOD
                                                            ENDED           ENDED
                                                           JUNE 30,        JUNE 30,
                                                           2004(1)         2004(1)
                                                        -------------   -------------
FINANCIAL SERVICES PORTFOLIO (NUMBER OF SHARES)
Shares sold                                                   102,082         678,265
Shares redeemed                                                    (1)        (12,612)
                                                        -------------   -------------
Net increase in shares outstanding                            102,081         665,653
                                                        =============   =============
FINANCIAL SERVICES PORTFOLIO ($)
Shares sold                                             $   1,020,921   $   6,814,398
Shares redeemed                                                   (10)       (123,601)
                                                        -------------   -------------
Net increase                                            $   1,020,911   $   6,690,797
                                                        =============   =============

                                                                   CLASS I                         CLASS S
                                                        -----------------------------   -----------------------------
                                                          SIX MONTHS         YEAR         SIX MONTHS         YEAR
                                                            ENDED           ENDED           ENDED           ENDED
                                                           JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,
                                                             2004            2003            2004            2003
                                                        -------------   -------------   -------------   -------------
MAGNACAP PORTFOLIO (NUMBER OF SHARES)
Shares sold                                                   153,310         968,985         478,819       1,342,337
Shares issued in merger                                            --              --              --         338,482
Dividends reinvested                                            2,945           8,304           8,961          19,705
Shares redeemed                                              (106,777)       (862,524)       (414,255)       (302,412)
                                                        -------------   -------------   -------------   -------------
Net increase in shares outstanding                             49,478         114,765          73,525       1,398,112
                                                        =============   =============   =============   =============
MAGNACAP PORTFOLIO ($)
Shares sold                                             $   1,364,685   $   7,259,926   $   4,299,924   $   9,753,881
Shares issued in merger                                            --              --              --       2,799,176
Dividends reinvested                                           26,301          64,502          80,473         152,871
Shares redeemed                                              (950,633)     (6,441,707)     (3,697,667)     (1,935,310)
                                                        -------------   -------------   -------------   -------------
Net increase                                            $     440,353   $     882,721   $     682,730   $  10,770,618
                                                        =============   =============   =============   =============

                                                           CLASS I
                                                        -------------
                                                           PERIOD
                                                            ENDED
                                                          JUNE 30,
                                                           2004(1)
                                                        -------------
REAL ESTATE PORTFOLIO (NUMBER OF SHARES)
Shares sold                                                   373,414
Shares redeemed                                                  (757)
                                                        -------------
Net increase in shares outstanding                            372,657
                                                        =============
REAL ESTATE BOND PORTFOLIO ($)
Shares sold                                             $   3,934,943
Shares redeemed                                                (8,068)
                                                        -------------
Net increase                                            $   3,926,875
                                                        =============

----------
(1) Portfolio commenced operations on May 3, 2004.

                                                                   CLASS I                         CLASS S
                                                        -----------------------------   -----------------------------
                                                          SIX MONTHS          YEAR        SIX MONTHS        YEAR
                                                            ENDED            ENDED           ENDED         ENDED
                                                           JUNE 30,       DECEMBER 31,      JUNE 30,     DECEMBER 31,
                                                             2004             2003            2004           2003
                                                        -------------   -------------   -------------   -------------
INTERNATIONAL VALUE PORTFOLIO (NUMBER OF SHARES)
Shares sold                                                10,047,630      40,470,805          32,237          59,802
Dividends reinvested                                           84,125         144,032             157             159
Shares redeemed                                            (1,502,214)    (33,301,447)        (18,152)        (16,924)
                                                        -------------   -------------   -------------   -------------
Net increase in shares outstanding                          8,629,541       7,313,390          14,242          43,037
                                                        =============   =============   =============   =============
INTERNATIONAL VALUE PORTFOLIO ($)
Shares sold                                             $ 112,221,330   $ 374,101,643   $     367,982   $     627,472
Dividends reinvested                                          973,323       1,324,044           1,839           1,672
Shares redeemed                                           (16,905,507)   (306,726,549)       (202,788)       (171,363)
                                                        -------------   -------------   -------------   -------------
Net increase                                            $  96,289,146   $  68,699,138   $     167,033   $     457,781
                                                        =============   =============   =============   =============

                                                                   CLASS I
                                                        -----------------------------
                                                          SIX MONTHS         YEAR
                                                            ENDED           ENDED
                                                           JUNE 30,      DECEMBER 31,
                                                             2004            2003
                                                        -------------   -------------
HIGH YIELD BOND PORTFOLIO (NUMBER OF SHARES)
Shares sold                                                   742,286       7,524,302
Dividends reinvested                                          182,025         372,987
Shares redeemed                                            (4,208,762)     (3,827,201)
                                                        -------------   -------------
Net increase (decrease) in shares outstanding              (3,284,451)      4,070,088
                                                        =============   =============
HIGH YIELD BOND PORTFOLIO ($)
Shares sold                                             $   2,279,660   $  20,335,476
Dividends reinvested                                          490,760       1,101,051
Shares redeemed                                           (12,956,647)     (9,426,068)
                                                        -------------   -------------
Net increase (decrease)                                 $ (10,117,245)  $  12,010,459
                                                        =============   =============

----------
(1) Portfolio commenced operations on May 3, 2004.

NOTE 10 -- SECURITIES LENDING

Under an agreement with The Bank of New York ("BNY"), the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. Government securities. The collateral must be in an amount equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the "Agreement"). The securities purchased with cash collateral received are reflected in the Portfolio of Investments. Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower's failure to return a loaned security; however there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. The Portfolios bear the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio. At June 30, 2004, the Portfolios had securities on loan with the following market values:

                             VALUE OF
                            SECURITIES        VALUE OF
                              LOANED         COLLATERAL
                          -------------    -------------
SmallCap Opportunities
  Portfolio               $  42,933,313    $  43,815,916
International Value
  Portfolio                   7,369,270        7,633,396

NOTE 11 -- CREDIT RISK AND DEFAULTED SECURITIES

Although the Portfolios each have a diversified portfolio, the High Yield Bond Portfolio had 9% of its Portfolio invested in lower rated and comparable quality unrated high yield securities at June 30, 2004. Investments in higher yielding securities are accompanied by a greater degree of credit risk and such lower rated securities tend to be more sensitive to economic conditions than higher rated securities.

The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer. At June 30, 2004, the High Yield Bond Portfolio held one security in default, Adelphia Business Solutions. It is each Portfolio's accounting practice to discontinue accrual of income and provide an estimate for probable losses due to unpaid interest income on defaulted securities for the current reporting period.

NOTE 12 -- FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital. Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

                         SIX MONTHS ENDED       YEAR ENDED
                           JUNE 30, 2004     DECEMBER 31, 2003
                         ----------------    -----------------
                          ORDINARY INCOME     ORDINARY INCOME
                         ----------------    -----------------
Disciplined LargeCap
   Portfolio                $   14,214          $    64,104
MagnaCap Portfolio             108,218              217,373
International Value
   Portfolio                   975,162            1,325,716
High Yield Bond
   Portfolio                   490,760            1,101,051

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2003 were as follows:

                                                  UNREALIZED       POST OCTOBER         CAPITAL
                              UNDISTRIBUTED      APPRECIATION/    CURRENCY LOSSES         LOSS        EXPIRATION
                             ORDINARY INCOME    (DEPRECIATION)       DEFERRED        CARRYFORWARDS       DATES
                             ---------------    --------------    --------------     -------------    ----------
MidCap Opportunities            $      --       $    3,515,890      $      --        $    (829,925)      2009
                                                                                        (1,322,140)      2010
                                                                                     -------------
                                                                                     $  (2,152,065)
                                                                                     =============

SmallCap Opportunities                 --           41,628,102             --        $ (37,311,416)      2009
                                                                                       (48,484,885)      2010
                                                                                          (440,045)      2011
                                                                                     -------------
                                                                                     $ (86,236,346)
                                                                                     =============

Disciplined LargeCap                  120            1,003,078        (66,710)       $    (331,465)      2006
                                                                                          (527,558)      2007
                                                                                          (696,430)      2008
                                                                                        (2,313,281)      2009
                                                                                        (2,903,690)      2010
                                                                                        (1,030,036)      2011
                                                                                     -------------
                                                                                     $  (7,802,460)
                                                                                     =============

MagnaCap                           73,571            5,072,455             --        $        (834)      2008
                                                                                          (231,147)      2009
                                                                                          (852,071)      2010
                                                                                        (1,172,527)      2011
                                                                                     -------------
                                                                                     $  (2,256,579)
                                                                                     =============

International Value               277,860           22,513,721        (96,060)       $  (3,826,361)      2010

High Yield Bond                   290,934              765,523        (10,427)       $  (1,469,924)      2007
                                                                                        (1,985,982)      2008
                                                                                        (2,658,631)      2009
                                                                                        (1,198,181)      2010
                                                                                     -------------
                                                                                     $  (7,312,718)
                                                                                     =============

NOTE 13 -- ILLIQUID SECURITIES

Pursuant to guidelines adopted by the Portfolio's Board, the following securities held in the High Yield Bond Portfolio have been deemed to be illiquid. The Portfolio currently limits investment in illiquid securities to 15% of the Portfolio's net assets, at market value, at time of purchase.

                                           INITIAL                            PERCENT
                                         ACQUISITION                           OF NET
SECURITY                       SHARES        DATE        COST       VALUE      ASSETS
--------                       ------    -----------    -------    -------    -------
Adelphia Business Solutions     908        7/20/00      $    --    $    --        0.0%
Dayton Superior Corp.           150        8/07/00        2,792          2        0.0%
Jordan Telecommunications       150        1/31/00           --      4,182        0.0%

NOTE 14 -- REORGANIZATION

On November 8, 2003, the MagnaCap Portfolio as listed below ("Acquiring Portfolio"), acquired the assets and certain liabilities of the ING VP Large Company Value Portfolio, also listed below ("Acquired Portfolio"), in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolio's shareholders. The number and value of shares issued by the Acquiring Portfolio are presented in
Note 9 - Capital Shares. Net assets and unrealized appreciation/(depreciation) as of the reorganization date were as follows:

                                                                                                   ACQUIRED PORTFOLIO
                                                                                                       UNREALIZED
     ACQUIRING            ACQUIRED             TOTAL NET ASSETS OF       TOTAL NET ASSETS OF          APPRECIATION      CONVERSION
     PORTFOLIO            PORTFOLIO         ACQUIRED PORTFOLIO (000)   ACQUIRING PORTFOLIO (000)          (000)            RATIO
------------------   --------------------   ------------------------   -------------------------   ------------------   ------------
MagnaCap Portfolio   ING VP Large Company
                       Value Portfolio              $   2,799                 $   28,994                 $   207             1.34

The net assets of MagnaCap Portfolio after the acquisition were approximately $31,793,000.

On April 17, 2004, MidCap Opportunities Portfolio as listed below ("Acquiring Portfolio"), acquired the assets and certain liabilities of the ING VP Growth + Value Portfolio and the ING VP Growth Opportunities Portfolio, also listed below ("Acquired Portfolios"), in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolio's shareholders. The number and value of shares issued by the Acquiring Portfolio are presented in Note 9 -- Capital Shares. Net assets and unrealized appreciation as of the reorganization dates were as follows:

                                                                                                   ACQUIRED PORTFOLIOS
                                                                                                        UNREALIZED
     ACQUIRING             ACQUIRED            TOTAL NET ASSETS OF         TOTAL NET ASSETS OF         APPRECIATION     CONVERSION
     PORTFOLIO            PORTFOLIOS        ACQUIRED PORTFOLIOS (000)   ACQUIRING PORTFOLIO (000)          (000)           RATIO
------------------   --------------------   -------------------------  --------------------------  -------------------  ----------
MidCap               ING VP Growth +
   Opportunities       Value Portfolio              $  64,625                 $  23,581                 $  12,050           2.19
   Portfolio
MidCap               ING VP Growth
   Opportunities       Opportunities
   Portfolio           Portfolio                       39,111                    23,581                     6,723           0.81

The net assets of the MidCap Opportunities Portfolio after the acquisition were approximately $127,317,000.

NOTE 15 -- OTHER INFORMATION

As with many financial services companies, ING Investments and affiliates of ING Investments (collectively, "ING") have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. In addition to responding to regulatory requests, ING management initiated an internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review has been to identify whether there have been any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. Additionally, ING reviewed its controls and procedures in a continuing effort to deter improper frequent trading in ING products. ING's internal reviews related to mutual fund trading are continuing.

The internal review has identified several arrangements allowing third parties to engage in frequent trading of mutual funds within our variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing.

In addition, the review has identified five arrangements that allowed frequent trading in certain ING Funds. ING entities did not receive special benefits in return for any of these arrangements, which have all been terminated. The internal review also identified two investment professionals who engaged in improper frequent trading in ING Funds. ING will reimburse any ING Fund or its shareholders affected by inappropriate trading for any improper profits that accrued to any person who engaged in improper frequent trading for which ING is responsible.

                                                        PORTFOLIO OF INVESTMENTS
ING VP MIDCAP OPPORTUNITIES PORTFOLIO            as of June 30, 2004 (Unaudited)

SHARES                                                                            VALUE
-------------------------------------------------------------------------------------------
COMMON STOCK: 95.6%

                        ADVERTISING: 0.5%
      11,200     @      Getty Images, Inc.                                   $      672,000
                                                                             --------------
                                                                                    672,000
                                                                             --------------
                        APPAREL: 1.6%
      43,300     @      Coach, Inc.                                               1,956,727
                                                                             --------------
                                                                                  1,956,727
                                                                             --------------
                        BANKS: 1.0%
      38,500            Banknorth Group, Inc.                                     1,250,480
                                                                             --------------
                                                                                  1,250,480
                                                                             --------------
                        BIOTECHNOLOGY: 4.3%
      47,700     @      Celgene Corp.                                             2,731,302
       7,300     @      Digene Corp.                                                266,669
      17,100     @      Integra LifeSciences
                          Holdings Corp.                                            603,117
      13,800     @      Invitrogen Corp.                                            993,462
      14,600     @      Martek Biosciences Corp.                                    820,082
                                                                             --------------
                                                                                  5,414,632
                                                                             --------------
                        BUILDING MATERIALS: 1.0%
      30,000     @      American Standard Cos., Inc.                              1,209,300
                                                                             --------------
                                                                                  1,209,300
                                                                             --------------
                        CHEMICALS: 0.2%
       4,800            Praxair, Inc.                                               191,568
                                                                             --------------
                                                                                    191,568
                                                                             --------------
                        COMMERCIAL SERVICES: 5.7%
      29,800     @      Alliance Data Systems Corp.                               1,259,050
      18,200     @      Corporate Executive Board Co.                             1,051,778
      60,500     @      Education Management Corp.                                1,988,030
      16,300     @      Laureate Education, Inc.                                    623,312
      13,000            Paychex, Inc.                                               440,440
      16,800            Strayer Education, Inc.                                   1,874,376
                                                                             --------------
                                                                                  7,236,986
                                                                             --------------
                        COMPUTERS: 2.4%
      19,800     @      Anteon Intl. Corp.                                          645,876
      26,100     @      CACI Intl., Inc.                                          1,055,484
      63,300     @      Network Appliance, Inc.                                   1,362,849
                                                                             --------------
                                                                                  3,064,209
                                                                             --------------
                        DISTRIBUTION/WHOLESALE: 0.5%
      11,740            Hughes Supply, Inc.                                         691,838
                                                                             --------------
                                                                                    691,838
                                                                             --------------
                        DIVERSIFIED FINANCIAL SERVICES: 0.9%
     100,900     @      Ameritrade Holding Corp.                                  1,145,215
                                                                             --------------
                                                                                  1,145,215
                                                                             --------------
                        ELECTRICAL COMPONENTS AND
                          EQUIPMENT: 1.9%
      80,800            American Power Conversion                                 1,587,720
      26,400            Ametek, Inc.                                                815,760
                                                                             --------------
                                                                                  2,403,480
                                                                             --------------
                        ELECTRONICS: 7.0%
      32,700     @      Agilent Technologies, Inc.                                  957,456
      27,900     @      Arrow Electronics, Inc.                                     748,278
      23,750     @      Benchmark Electronics, Inc.                                 691,125
      60,100            Gentex Corp.                                              2,384,768
      45,100     @      Jabil Circuit, Inc.                                  $    1,135,618
      59,100     @      Vishay Intertechnology, Inc.                              1,098,078
      39,300     @      Waters Corp.                                              1,877,754
                                                                             --------------
                                                                                  8,893,077
                                                                             --------------
                        ENGINEERING AND CONSTRUCTION: 0.9%
      28,800     @      Jacobs Engineering Group, Inc.                            1,134,144
                                                                             --------------
                                                                                  1,134,144
                                                                             --------------
                        ENTERTAINMENT: 1.1%
       6,800            GTECH Holdings Corp.                                        314,908
      27,000            International Game Technology                             1,042,200
                                                                             --------------
                                                                                  1,357,108
                                                                             --------------
                        ENVIRONMENTAL CONTROL: 0.2%
      18,604     @      Tetra Tech, Inc.                                            303,617
                                                                             --------------
                                                                                    303,617
                                                                             --------------
                        HEALTHCARE-PRODUCTS: 5.8%
      29,900     @      Gen-Probe, Inc.                                           1,414,868
      26,350     @      Inamed Corp.                                              1,656,098
       6,000     @      Kyphon, Inc.                                                169,080
      16,800     @      St. Jude Medical, Inc.                                    1,270,920
      19,100     @      Varian Medical Systems, Inc.                              1,515,585
      15,100     @      Zimmer Holdings, Inc.                                     1,331,820
                                                                             --------------
                                                                                  7,358,371
                                                                             --------------
                        HEALTHCARE-SERVICES: 5.6%
       8,500            Aetna, Inc.                                                 722,500
      20,850     @      Amsurg Corp.                                                523,961
      48,000     @      Community Health Systems, Inc.                            1,284,960
      18,500     @      Patterson Dental Co.                                      1,415,065
       9,100     @      Quest Diagnostics                                           773,045
      77,400            Select Medical Corp.                                      1,038,708
      30,800     @      WellChoice, Inc.                                          1,275,120
                                                                             --------------
                                                                                  7,033,359
                                                                             --------------
                        HOME FURNISHINGS: 1.1%
      15,900            Harman Intl. Industries, Inc.                             1,446,900
                                                                             --------------
                                                                                  1,446,900
                                                                             --------------
                        HOUSEHOLD PRODUCTS/WARES: 0.7%
      32,300     @      Yankee Candle Co., Inc.                                     944,775
                                                                             --------------
                                                                                    944,775
                                                                             --------------
                        INSURANCE: 2.0%
      16,800            MBIA, Inc.                                                  959,616
      25,600     @      Proassurance Corp.                                          873,216
      17,200            WR Berkley Corp.                                            738,740
                                                                             --------------
                                                                                  2,571,572
                                                                             --------------
                        LEISURE TIME: 0.8%
      20,600            Polaris Industries, Inc.                                    988,800
                                                                             --------------
                                                                                    988,800
                                                                             --------------
                        LODGING: 1.0%
      22,400            Harrah's Entertainment, Inc.                              1,211,840
                                                                             --------------
                                                                                  1,211,840
                                                                             --------------
                        MACHINERY-DIVERSIFIED: 2.2%
      37,300            Cognex Corp.                                              1,435,304
      37,000            Rockwell Automation, Inc.                                 1,387,870
                                                                             --------------
                                                                                  2,823,174
                                                                             --------------

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING VP MIDCAP OPPORTUNITIES PORTFOLIO            as of June 30, 2004 (Unaudited)
                                                                     (continued)

SHARES                                                                            VALUE
-------------------------------------------------------------------------------------------
                        MEDIA: 0.9%
      34,300     @      Univision Communications, Inc.                       $    1,095,199
                                                                             --------------
                                                                                  1,095,199
                                                                             --------------
                        MISCELLANEOUS MANUFACTURING: 2.1%
      27,200            Danaher Corp.                                             1,410,320
      15,500            ITT Industries, Inc.                                      1,286,500
                                                                             --------------
                                                                                  2,696,820
                                                                             --------------
                        OFFICE/BUSINESS EQUIPMENT: 0.7%
      64,300     @      Xerox Corp.                                                 932,350
                                                                             --------------
                                                                                    932,350
                                                                             --------------
                        OIL AND GAS: 5.7%
      14,200            Apache Corp.                                                618,410
     103,400            Chesapeake Energy Corp.                                   1,522,048
      21,800     @      Evergreen Resources, Inc.                                   880,720
      14,000    @,@@    Nabors Industries Ltd.                                      633,080
      24,400            Patina Oil & Gas Corp.                                      728,828
      41,200     @      Patterson-UTI Energy, Inc.                                1,376,492
      46,425            XTO Energy, Inc.                                          1,383,001
                                                                             --------------
                                                                                  7,142,579
                                                                             --------------
                        OIL AND GAS SERVICES: 0.5%
      11,300     @      Smith Intl., Inc.                                           630,088
                                                                             --------------
                                                                                    630,088
                                                                             --------------
                        PHARMACEUTICALS: 6.3%
      35,500     @      Accredo Health, Inc.                                      1,382,725
      13,300            Allergan, Inc.                                            1,190,616
      12,900     @      Express Scripts, Inc.                                     1,022,067
      39,900     @      Ligand Pharmaceuticals, Inc.                                693,462
      33,700     @      NBTY, Inc.                                                  990,443
      63,500            Omnicare, Inc.                                            2,718,435
                                                                             --------------
                                                                                  7,997,748
                                                                             --------------
                        RETAIL: 13.3%
      36,750            Applebees Intl., Inc.                                       845,985
       7,200     @      Autozone, Inc.                                              576,720
      55,900     @      Chico's FAS, Inc.                                         2,524,443
      30,900            Dollar General Corp.                                        604,404
      72,500            Foot Locker, Inc.                                         1,764,649
      67,750     @      HOT Topic, Inc.                                           1,388,198
      31,500            Michaels Stores, Inc.                                     1,732,500
      27,000            MSC Industrial Direct Co.                                   886,680
      10,950     @      Pacific Sunwear of California                               214,292
      22,600     @      Panera Bread Co.                                            810,888
      40,000            Petsmart, Inc.                                            1,298,000
      28,000            Regis Corp.                                               1,248,520
      60,600     @      Sonic Corp.                                               1,378,650
      13,400            Tiffany & Co.                                               493,790
      20,800     @      Tractor Supply Co.                                          869,856
                                                                             --------------
                                                                                 16,637,575
                                                                             --------------
                        SAVINGS AND LOANS: 2.0%
      32,400            Independence Community
                          Bank Corp.                                              1,179,360
      58,900            Sovereign Bancorp, Inc.                                   1,301,690
                                                                             --------------
                                                                                  2,481,050
                                                                             --------------
                        SEMICONDUCTORS: 5.4%
      60,500     @      Altera Corp.                                              1,344,310
      49,000     @      Broadcom Corp.                                            2,291,730
      27,500            Linear Technology Corp.                              $    1,085,425
      26,100     @      Teradyne, Inc.                                              592,470
      46,100     @      Xilinx, Inc.                                              1,535,591
                                                                             --------------
                                                                                  6,849,526
                                                                             --------------
                        SOFTWARE: 4.6%
      31,900            Adobe Systems, Inc.                                       1,483,350
      41,100     @      Avid Technology, Inc.                                     2,242,827
      24,100     @      Dun & Bradstreet Corp.                                    1,299,231
      67,300     @      Siebel Systems, Inc.                                        718,764
                                                                             --------------
                                                                                  5,744,172
                                                                             --------------
                        TELECOMMUNICATIONS: 2.9%
     115,100     @      Comverse Technology, Inc.                                 2,295,094
      60,000     @      Polycom, Inc.                                             1,344,600
                                                                             --------------
                                                                                  3,639,694
                                                                             --------------
                        TEXTILES: 1.3%
      21,800     @      Mohawk Industries, Inc.                                   1,598,594
                                                                             --------------
                                                                                  1,598,594
                                                                             --------------
                        TRANSPORTATION: 1.5%
      25,100            CH Robinson Worldwide, Inc.                               1,150,584
      20,700     @      Forward Air Corp.                                           774,180
                                                                             --------------
                                                                                  1,924,764
                                                                             --------------
                        Total Common Stock
                          (Cost $99,853,147)                                    120,673,331
                                                                             --------------
INVESTMENT COMPANIES: 2.2%

                        EQUITY FUND: 2.2%
         800            Biotech Holders Trust                                       117,160
       7,400            Internet Holders Trust                                      476,412
      17,700            Midcap SPDR Trust Series 1                                1,966,470
       3,940            Nasdaq-100 Index Tracking Stock                             148,853
       3,400            Semiconductor Holders Trust                                 128,418
                                                                             --------------
                        Total Investment Companies
                          (Cost $2,245,373)                                       2,837,313
                                                                             --------------
                        Total Long-Term Investments
                          (Cost $102,098,520)                                   123,510,644
                                                                             --------------

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING VP MIDCAP OPPORTUNITIES PORTFOLIO            as of June 30, 2004 (Unaudited)
                                                                     (continued)

PRINCIPAL
AMOUNT                                                                           VALUE
-------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 3.6%

               REPURCHASE AGREEMENT: 3.6%
$  4,518,000   Goldman Sachs Repurchase
                 Agreement dated 06/30/04,
                 1.500%, due 07/01/04,
                 $4,518,188 to be received
                 upon repurchase
                 (Collateralized by various
                 U.S. Government Agency
                 Obligations, 0.000%-4.250%,
                 Market Value plus accrued
                 interest $4,614,252,
                 due 01/15/05-01/15/18)                                      $    4,518,000
                                                                             --------------
               Total Short-Term Investments
                 (Cost $4,518,000)                                                4,518,000
                                                                             --------------
               TOTAL INVESTMENTS IN
                 SECURITIES (COST
                 $106,616,520)*                                      101.4%  $  128,028,644
               OTHER ASSETS AND
                 LIABILITIES-NET                                      (1.4)      (1,815,950)
                                                                     -----   --------------
               NET ASSETS                                            100.0%  $  126,212,694
                                                                     =====   ==============

@    Non-income producing security
@@   Foreign issuer
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

                 Gross Unrealized Appreciation                               $   22,873,580
                 Gross Unrealized Depreciation                                   (1,461,456)
                                                                             --------------
                 Net Unrealized Appreciation                                 $   21,412,124
                                                                             ==============

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO          as of June 30, 2004 (Unaudited)

SHARES                                                                            VALUE
-------------------------------------------------------------------------------------------
COMMON STOCK: 91.7%

                        AEROSPACE/DEFENSE: 0.6%
      19,650            Engineered Support
                          Systems, Inc.                                      $    1,149,722
                                                                             --------------
                                                                                  1,149,722
                                                                             --------------
                        BANKS: 3.9%
      68,635            Southwest Bancorp of
                          Texas, Inc.                                             3,028,176
      42,300            UCBH Holdings, Inc.                                       1,671,696
      47,500            Westamerica Bancorporation                                2,491,375
                                                                             --------------
                                                                                  7,191,247
                                                                             --------------
                        BIOTECHNOLOGY: 5.0%
      18,500    @,L     Celgene Corp.                                             1,059,310
      52,700     @      Digene Corp.                                              1,925,131
     103,600    @,L     Integra Lifesciences
                          Holdings Corp.                                          3,653,972
      47,400    @,L     Martek Biosciences Corp.                                  2,662,458
                                                                             --------------
                                                                                  9,300,871
                                                                             --------------
                        COMMERCIAL SERVICES: 4.6%
      40,500    @,L     Administaff, Inc.                                           672,300
      34,200    @,L     Education Management Corp.                                1,123,812
      72,000            Gevity HR, Inc.                                           1,885,680
      55,100     @      Laureate Education, Inc.                                  2,107,024
      25,702            Strayer Education, Inc.                                   2,867,572
                                                                             --------------
                                                                                  8,656,388
                                                                             --------------
                        COMPUTERS: 5.0%
      29,300     @      Anteon Intl. Corp.                                          955,766
      42,600     @      CACI Intl., Inc.                                          1,722,744
     147,400     @      Cognizant Technology
                          Solutions Corp.                                         3,745,434
      62,000     @      Micros Systems, Inc.                                      2,974,140
                                                                             --------------
                                                                                  9,398,084
                                                                             --------------
                        DISTRIBUTION/WHOLESALE: 2.6%
      15,350     L      Hughes Supply, Inc.                                         904,576
      87,682    @,L     SCP Pool Corp.                                            3,945,690
                                                                             --------------
                                                                                  4,850,266
                                                                             --------------
                        ELECTRONICS: 4.4%
      99,850     @      Benchmark Electronics, Inc.                               2,905,635
      48,572     @      Measurement Specialties, Inc.                             1,049,155
      74,000     @      Photon Dynamics, Inc.                                     2,595,180
     119,900     @      Plexus Corp.                                              1,618,650
                                                                             --------------
                                                                                  8,168,620
                                                                             --------------
                        ENTERTAINMENT: 3.6%
      60,200     @      Penn National Gaming, Inc.                                1,998,640
      66,840     @      Scientific Games Corp.                                    1,279,318
      93,150    @,L     Shuffle Master, Inc.                                      3,382,276
                                                                             --------------
                                                                                  6,660,234
                                                                             --------------
                        ENVIRONMENTAL CONTROL: 0.3%
      36,710    @,L     Tetra Tech, Inc.                                            599,107
                                                                             --------------
                                                                                    599,107
                                                                             --------------
                        HEALTHCARE-PRODUCTS: 8.1%
      55,600     @      Gen-Probe, Inc.                                           2,630,992
      68,950     @      Inamed Corp.                                              4,333,507
      99,404    @,L     Kyphon, Inc.                                              2,801,205
      44,900     @      Quinton Cardiology
                          Systems, Inc.                                      $      454,837
      35,700     @      Techne Corp.                                              1,551,165
     120,776     @      TriPath Imaging, Inc.                                     1,136,502
      64,000    @,L     Wright Medical Group, Inc.                                2,278,400
                                                                             --------------
                                                                                 15,186,608
                                                                             --------------
                        HEALTHCARE-SERVICES: 7.3%
     154,662    @,L     Amsurg Corp.                                              3,886,656
      38,400     @      LifePoint Hospitals, Inc.                                 1,429,248
      48,300     @      Pediatrix Medical Group, Inc.                             3,373,755
      91,700    @,L     Province Healthcare Co.                                   1,572,655
     116,000            Select Medical Corp.                                      1,556,720
      46,630    @,L     United Surgical Partners
                          Intl., Inc.                                             1,840,486
                                                                             --------------
                                                                                 13,659,520
                                                                             --------------
                        HOUSEHOLD PRODUCTS/WARES: 1.1%
      67,200     @      Yankee Candle Co., Inc.                                   1,965,600
                                                                             --------------
                                                                                  1,965,600
                                                                             --------------
                        INSURANCE: 2.4%
      27,800            HCC Insurance Holdings, Inc.                                928,798
      38,400     @      Philadelphia Consolidated
                          Holding Co.                                             2,306,688
      35,800     @      Proassurance Corp.                                        1,221,138
                                                                             --------------
                                                                                  4,456,624
                                                                             --------------
                        INTERNET: 0.7%
     145,400     @      TIBCO Software, Inc.                                      1,228,630
           7     @      Versata, Inc.                                                    13
                                                                             --------------
                                                                                  1,228,643
                                                                             --------------
                        LEISURE TIME: 0.6%
      22,600     L      Polaris Industries, Inc.                                  1,084,800
                                                                             --------------
                                                                                  1,084,800
                                                                             --------------
                        LODGING: 1.8%
      71,100            Station Casinos, Inc.                                     3,441,240
                                                                             --------------
                                                                                  3,441,240
                                                                             --------------
                        MACHINERY-DIVERSIFIED: 2.0%
      95,200            Cognex Corp.                                              3,663,296
                                                                             --------------
                                                                                  3,663,296
                                                                             --------------
                        MISCELLANEOUS MANUFACTURING: 1.0%
      50,500    @,L     Ceradyne, Inc.                                            1,806,385
       2,673     @      Cuno, Inc.                                                  142,605
                                                                             --------------
                                                                                  1,948,990
                                                                             --------------
                        OIL AND GAS: 4.1%
      63,100            Patina Oil & Gas Corp.                                    1,884,797
     114,900     @      Southwestern Energy Co.                                   3,294,183
      79,300     @      Unit Corp.                                                2,493,985
                                                                             --------------
                                                                                  7,672,965
                                                                             --------------
                        OIL AND GAS SERVICES: 0.8%
     176,380    @,L     Input/Output, Inc.                                        1,462,190
                                                                             --------------
                                                                                  1,462,190
                                                                             --------------
                        PHARMACEUTICALS: 6.7%
      52,300     @      Accredo Health, Inc.                                      2,037,085
      69,700    @,L     Andrx Corp.                                               1,946,721

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO          as of June 30, 2004 (Unaudited)
                                                                     (continued)

SHARES                                                                            VALUE
-------------------------------------------------------------------------------------------
                        PHARMACEUTICALS (CONTINUED)
      44,100     @      Impax Laboratories, Inc.                             $      854,658
     160,600    @,L     Ligand Pharmaceuticals Inc                                2,791,228
      33,000     @      NBTY, Inc.                                                  969,870
      85,900     @      VCA Antech, Inc.                                          3,850,038
                                                                             --------------
                                                                                 12,449,600
                                                                             --------------
                        RETAIL: 12.1%
      72,067     L      Applebees Intl., Inc.                                     1,658,982
      69,300    @,L     Chico's FAS, Inc.                                         3,129,588
      71,000     @      Dick's Sporting Goods, Inc.                               2,367,850
     151,750    @,L     HOT Topic, Inc.                                           3,109,358
      43,400            MSC Industrial Direct Co.                                 1,425,256
     150,400     @      Pacific Sunwear Of California                             2,943,328
      37,500    @,L     Panera Bread Co.                                          1,345,500
      59,900     @      Petco Animal Supplies, Inc.                               1,929,379
      13,800    @,L     PF Chang's China Bistro, Inc.                               567,870
      30,200            Regis Corp.                                               1,346,618
      88,185    @,L     Sonic Corp.                                               2,006,209
      18,100    @,L     Tractor Supply Co.                                          756,942
                                                                             --------------
                                                                                 22,586,880
                                                                             --------------
                        SEMICONDUCTORS: 3.5%
     147,300     @      Integrated Silicon Solutions, Inc.                        1,798,533
     134,700    @,L     Kulicke & Soffa Industries, Inc.                          1,476,312
     172,800    @,L     Mattson Technology, Inc.                                  2,077,056
      87,731     @      Silicon Image, Inc.                                       1,151,908
                                                                             --------------
                                                                                  6,503,809
                                                                             --------------
                        SOFTWARE: 5.0%
      51,300    @,L     Altiris, Inc.                                             1,416,393
      62,800     @      Ascential Software Corp.                                  1,004,172
      70,700    @,L     Avid Technology, Inc.                                     3,858,099
      27,100     L      Global Payments, Inc.                                     1,220,042
     148,500     @      Witness Systems, Inc.                                     1,804,275
                                                                             --------------
                                                                                  9,302,981
                                                                             --------------
                        TELECOMMUNICATIONS: 2.7%
     122,100     @      Performance Technologies, Inc.                            1,148,961
      70,300    @,L     Polycom, Inc.                                             1,575,423
     302,500    @,L     Powerwave Technologies, Inc.                              2,329,250
                                                                             --------------
                                                                                  5,053,634
                                                                             --------------
                        TOYS/GAMES/HOBBIES: 0.8%
      44,200     @      RC2 Corp.                                                 1,569,100
                                                                             --------------
                                                                                  1,569,100
                                                                             --------------
                        TRANSPORTATION: 1.0%
      49,240     @      Forward Air Corp.                                         1,841,576
                                                                             --------------
                                                                                  1,841,576
                                                                             --------------
                        Total Common Stock
                          (Cost $132,338,125)                                   171,052,595
                                                                             --------------
INVESTMENT COMPANIES: 4.7%

                        EQUITY FUND: 4.7%
      80,130     L      Ishares Russell 2000 Growth
                          Index Fund                                              5,008,125
      31,900            Ishares Russell 2000 Index Fund                           3,763,881
                                                                             --------------
                        Total Investment Companies
                          (Cost $7,030,577)                                       8,772,006
                                                                             --------------
                        Total Long-Term Investments
                          (Cost $139,368,702)                                   179,824,601
                                                                             --------------

PRINCIPAL
AMOUNT                                                                           VALUE
-------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 27.3%

               REPURCHASE AGREEMENT: 3.8%
$  7,068,000   Goldman Sachs Repurchase
                 Agreement dated 06/30/04,
                 1.500%, due 07/01/04,
                 $7,068,295 to be received
                 upon repurchase
                 (Collateralized by
                 $10,695,000 various
                 U.S. Government Agency
                 Obligations, 0.000%-1.100%,
                 Market Value plus accrued
                 interest $7,221,922,
                 due 10/07/05-01/15/18)                                      $    7,068,000
                                                                             --------------
               Total Repurchase Agreements
                 (Cost $7,068,000)                                                7,068,000
                                                                             --------------
               SECURITIES LENDING COLLATERAL(cc): 23.5%
  43,815,916   The Bank of New York
                 Institutional Cash Reserve
                 Fund, 1.250%                                                    43,815,916
                                                                             --------------
               Total Securities Lending Collateral
                 (Cost $43,815,916)                                              43,815,916
                                                                             --------------
               Total Short-Term Investments
                 (Cost $50,883,916)                                              50,883,916
                                                                             --------------
               TOTAL INVESTMENTS IN
                 SECURITIES (COST
                 $190,252,618)*                                      123.7%  $  230,708,517
               OTHER ASSETS AND
                 LIABILITIES-NET                                     (23.7)     (44,218,443)
                                                                     -----   --------------
               NET ASSETS                                            100.0%  $  186,490,074
                                                                     =====   ==============

@    Non-income producing security
L Loaned security, a portion or all of the security is on loan at June 30, 2004.
(cc) Securities purchased with cash collateral for securities loaned.
* Cost for federal income tax purposes is $190,272,867. Net unrealized appreciation consists of:

                Gross Unrealized Appreciation                                $   44,087,440
                Gross Unrealized Depreciation                                    (3,651,790)
                                                                             --------------
                Net Unrealized Appreciation                                  $   40,435,650
                                                                             ==============

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING VP DISCIPLINED LARGECAP PORTFOLIO            as of June 30, 2004 (Unaudited)

SHARES                                                                            VALUE
-------------------------------------------------------------------------------------------
COMMON STOCK: 99.2%

                        AEROSPACE/DEFENSE: 2.2%
       1,960            Boeing Co.                                           $      100,137
         670            General Dynamics Corp.                                       66,531
         480            United Technologies Corp.                                    43,910
                                                                             --------------
                                                                                    210,578
                                                                             --------------
                        AGRICULTURE: 0.9%
       1,810            Altria Group, Inc.                                           90,591
                                                                             --------------
                                                                                     90,591
                                                                             --------------
                        APPAREL: 1.2%
         590            Jones Apparel Group, Inc.                                    23,293
         880            Nike, Inc.                                                   66,660
         250            Reebok Intl. Ltd.                                             8,995
         450            VF Corp.                                                     21,915
                                                                             --------------
                                                                                    120,863
                                                                             --------------
                        AUTO MANUFACTURERS: 1.5%
       4,870            Ford Motor Co.                                               76,216
         480            General Motors Corp.                                         22,363
         820            Paccar, Inc.                                                 47,552
                                                                             --------------
                                                                                    146,131
                                                                             --------------
                        BANKS: 6.2%
       2,990            Bank of America Corp.                                       253,014
         970            Bank One Corp.                                               49,470
       1,720            Keycorp                                                      51,411
       1,690            US Bancorp                                                   46,576
       2,710            Wachovia Corp.                                              120,595
       1,490            Wells Fargo & Co.                                            85,273
                                                                             --------------
                                                                                    606,339
                                                                             --------------
                        BEVERAGES: 2.8%
       3,870            Coca-Cola Co.                                               195,358
       1,490            PepsiCo, Inc.                                                80,281
                                                                             --------------
                                                                                    275,639
                                                                             --------------
                        BIOTECHNOLOGY: 0.7%
       1,161     @      Amgen, Inc.                                                  63,356
                                                                             --------------
                                                                                     63,356
                                                                             --------------
                        BUILDING MATERIALS: 0.6%
       1,830            Masco Corp.                                                  57,059
                                                                             --------------
                                                                                     57,059
                                                                             --------------
                        CHEMICALS: 1.3%
         800            Dow Chemical Co.                                             32,560
         581            Engelhard Corp.                                              18,772
         770            PPG Industries, Inc.                                         48,117
         680            Sherwin-Williams Co.                                         28,254
                                                                             --------------
                                                                                    127,703
                                                                             --------------
                        COMMERCIAL SERVICES: 1.5%
       2,990     @      Cendant Corp.                                                73,195
       1,590            Paychex, Inc.                                                53,869
         780     @      Robert Half Intl., Inc.                                      23,221
                                                                             --------------
                                                                                    150,285
                                                                             --------------
                        COMPUTERS: 3.8%
       4,450     @      Dell, Inc.                                                  159,399
       2,823            Hewlett-Packard Co.                                          59,565
       1,470            International Business Machines Corp.                       129,581
       1,330     @      Unisys Corp.                                                 18,460
                                                                             --------------
                                                                                    367,005
                                                                             --------------
                        COSMETICS/PERSONAL CARE: 3.4%
         410            Alberto-Culver Co.                                   $       20,557
       2,340            Gillette Co.                                                 99,216
       1,310            Kimberly-Clark Corp.                                         86,303
       2,300            Procter & Gamble Co.                                        125,212
                                                                             --------------
                                                                                    331,288
                                                                             --------------
                        DISTRIBUTION/WHOLESALE: 0.3%
         450            WW Grainger, Inc.                                            25,875
                                                                             --------------
                                                                                     25,875
                                                                             --------------
                        DIVERSIFIED FINANCIAL SERVICES: 8.5%
       1,140            American Express Co.                                         58,573
       4,600            Citigroup, Inc.                                             213,900
         919            Countrywide Financial Corp.                                  64,560
       1,460     @      E*Trade Financial Corp.                                      16,279
         850            Fannie Mae                                                   60,656
       1,110            Goldman Sachs Group, Inc.                                   104,518
       1,790            JPMorgan Chase & Co.                                         69,398
       2,040            Merrill Lynch & Co, Inc.                                    110,119
       2,300            Morgan Stanley                                              121,371
       1,360     @      Providian Financial Corp.                                    19,951
                                                                             --------------
                                                                                    839,325
                                                                             --------------
                        ELECTRIC: 1.8%
       2,540     @      AES Corp.                                                    25,222
       1,390            Centerpoint Energy, Inc.                                     15,985
       1,550            Edison Intl.                                                 39,634
         590            Exelon Corp.                                                 19,641
         700            Southern Co.                                                 20,405
       1,420            TXU Corp.                                                    57,524
                                                                             --------------
                                                                                    178,411
                                                                             --------------
                        ELECTRONICS: 0.3%
         560            Parker Hannifin Corp.                                        33,298
                                                                             --------------
                                                                                     33,298
                                                                             --------------
                        FOOD: 0.8%
       2,690            Sara Lee Corp.                                               61,843
         660            Supervalu, Inc.                                              20,203
                                                                             --------------
                                                                                     82,046
                                                                             --------------
                        FOREST PRODUCTS AND PAPER: 1.4%
       1,190            Georgia-Pacific Corp.                                        44,006
         470            International Paper Co.                                      21,009
         400     @      Louisiana-Pacific Corp.                                       9,460
         940            Weyerhaeuser Co.                                             59,333
                                                                             --------------
                                                                                    133,808
                                                                             --------------
                        GAS: 0.4%
       1,010            Sempra Energy                                                34,774
                                                                             --------------
                                                                                     34,774
                                                                             --------------
                        HAND/MACHINE TOOLS: 0.4%
         350            Black & Decker Corp.                                         21,745
         410            Stanley Works                                                18,688
                                                                             --------------
                                                                                     40,433
                                                                             --------------
                        HEALTHCARE-PRODUCTS: 3.6%
         220            Bausch & Lomb, Inc.                                          14,315
       1,000            Becton Dickinson & Co.                                       51,800
         430            CR Bard, Inc.                                                24,360
       2,570            Johnson & Johnson                                           143,149
       1,080            Medtronic, Inc.                                              52,618
         760     @      Zimmer Holdings, Inc.                                        67,032
                                                                             --------------
                                                                                    353,274
                                                                             --------------

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING VP DISCIPLINED LARGECAP PORTFOLIO            as of June 30, 2004 (Unaudited)
                                                                     (continued)

SHARES                                                                            VALUE
-------------------------------------------------------------------------------------------
                        HEALTHCARE-SERVICES: 2.8%
         630            Aetna, Inc.                                          $       53,550
         560     @      Anthem, Inc.                                                 50,154
         800     @      Humana, Inc.                                                 13,520
       1,470            UnitedHealth Group, Inc.                                     91,507
         550     @      WellPoint Health Networks                                    61,606
                                                                             --------------
                                                                                    270,337
                                                                             --------------
                        INSURANCE: 5.7%
       1,140     @@     ACE Ltd.                                                     48,199
       2,260            American Intl. Group, Inc.                                  161,093
         750            Chubb Corp.                                                  51,135
         640            Cigna Corp.                                                  44,038
         960            Hartford Financial Services Group, Inc.                      65,990
         780            Loews Corp.                                                  46,769
         720            Progressive Corp.                                            61,416
       1,840            St. Paul Travelers Cos., Inc.                                74,594
                                                                             --------------
                                                                                    553,234
                                                                             --------------
                        INTERNET: 1.1%
         560     @      eBay, Inc.                                                   51,492
       1,160     @      Symantec Corp.                                               50,785
                                                                             --------------
                                                                                    102,277
                                                                             --------------
                        IRON/STEEL: 0.2%
         470            United States Steel Corp.                                    16,506
                                                                             --------------
                                                                                     16,506
                                                                             --------------
                        LEISURE TIME: 0.3%
         530            Carnival Corp.                                               24,910
                                                                             --------------
                                                                                     24,910
                                                                             --------------
                        MEDIA: 2.3%
         740            McGraw-Hill Cos., Inc.                                       56,662
       4,040     @      Time Warner, Inc.                                            71,023
       1,450            Viacom, Inc.                                                 51,794
       1,690            Walt Disney Co.                                              43,078
                                                                             --------------
                                                                                    222,557
                                                                             --------------
                        MINING: 0.6%
         780            Alcoa, Inc.                                                  25,763
         400     @      Phelps Dodge Corp.                                           31,004
                                                                             --------------
                                                                                     56,767
                                                                             --------------
                        MISCELLANEOUS MANUFACTURING: 6.5%
       1,530            3M Co.                                                      137,715
       9,380            General Electric Co.                                        303,912
         760            Honeywell Intl., Inc.                                        27,839
         280            Illinois Tool Works, Inc.                                    26,849
       3,950     @@     Tyco Intl. Ltd.                                             130,903
                                                                             --------------
                                                                                     27,218
                                                                             --------------
                        OIL AND GAS: 7.9%
       1,250            Burlington Resources, Inc.                                   45,225
       1,470            ChevronTexaco Corp.                                         138,342
       1,173            ConocoPhillips                                               89,488
         710            Devon Energy Corp.                                           46,860
       6,760            Exxon Mobil Corp.                                           300,211
       1,130            Marathon Oil Corp.                                           42,759
       1,060            Occidental Petroleum Corp.                                   51,315
         240            Sunoco, Inc.                                         $       15,269
         460            Valero Energy Corp.                                          33,930
                                                                             --------------
                                                                                    763,399
                                                                             --------------
                        PHARMACEUTICALS: 4.1%
         980            Eli Lilly & Co.                                              68,512
       1,980            Merck & Co., Inc.                                            94,050
       6,768            Pfizer, Inc.                                                232,007
                                                                             --------------
                                                                                    394,569
                                                                             --------------
                        RETAIL: 8.4%
       1,090            Best Buy Co., Inc.                                           55,307
         730            Federated Department Stores                                  35,843
       2,750            Gap, Inc.                                                    66,688
       1,960            Home Depot, Inc.                                             68,992
       1,120            JC Penney Co., Inc. Holding Co.                              42,291
       1,890            Limited Brands                                               35,343
         640            Lowe's Cos., Inc.                                            33,632
       1,110            McDonald's Corp.                                             28,860
         560            Nordstrom, Inc.                                              23,862
       1,260     @      Office Depot, Inc.                                           22,567
         680            RadioShack Corp.                                             19,468
       1,810     @      Staples, Inc.                                                53,051
       1,430     @      Starbucks Corp.                                              62,176
         790            Target Corp.                                                 33,551
         810     @      Toys R US, Inc.                                              12,903
       3,820            Wal-Mart Stores, Inc.                                       201,543
         500            Wendy's Intl., Inc.                                          17,420
                                                                             --------------
                                                                                    813,497
                                                                             --------------
                        SEMICONDUCTORS: 2.0%
       5,620            Intel Corp.                                                 155,112
       1,590            Texas Instruments, Inc.                                      38,446
                                                                             --------------
                                                                                    193,558
                                                                             --------------
                        SOFTWARE: 5.8%
         510            Autodesk, Inc.                                               21,833
         920     @      BMC Software, Inc.                                           17,020
       1,750     @      Compuware Corp.                                              11,550
         800            First Data Corp.                                             35,616
       1,110            IMS Health, Inc.                                             26,018
      13,840     S      Microsoft Corp.                                             395,271
       4,630     @      Oracle Corp.                                                 55,236
                                                                             --------------
                                                                                    562,544
                                                                             --------------
                        TELECOMMUNICATIONS: 6.3%
       1,270            Alltel Corp.                                                 64,287
       4,530            BellSouth Corp.                                             118,777
       5,960     @      Cisco Systems, Inc.                                         141,252
       5,530            Motorola, Inc.                                              100,923
         670            Qualcomm, Inc.                                               48,897
         700            Scientific-Atlanta, Inc.                                     24,150
       1,760     @      Tellabs, Inc.                                                15,382
       2,670            Verizon Communications, Inc.                                 96,627
                                                                             --------------
                                                                                    610,295
                                                                             --------------
                        TOYS/GAMES/HOBBIES: 0.1%
         750            Hasbro, Inc.                                                 14,250
                                                                             --------------
                                                                                     14,250
                                                                             --------------

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING VP DISCIPLINED LARGECAP PORTFOLIO            as of June 30, 2004 (Unaudited)
                                                                     (continued)

SHARES                                                                            VALUE
-------------------------------------------------------------------------------------------
                     TRANSPORTATION: 1.5%
         920         FedEx Corp.                                             $       75,154
         980         United Parcel Service, Inc.                                     73,667
                                                                             --------------
                                                                                    148,821
                                                                             --------------
                     Total Common Stock
                       (Cost $8,876,612)                                          9,642,820
                                                                             --------------
               TOTAL INVESTMENTS IN
                 SECURITIES (COST
                 $8,876,612)*                                         99.2%  $    9,642,820
               OTHER ASSETS AND
                 LIABILITIES-NET                                       0.8           80,617
                                                                     -----   --------------
                 NET ASSETS                                          100.0%  $    9,723,437
                                                                     =====   ==============

@    Non-income producing security
@@   Foreign issuer
S Segregated securities for futures, when-issued or delayed delivery securities held at June 30, 2004.
* Cost for federal income tax purposes is $8,975,052. Net unrealized appreciation consists of:

                   Gross Unrealized Appreciation                             $      750,346
                   Gross Unrealized Depreciation                                    (82,578)
                                                                             --------------
                   Net Unrealized Appreciation                               $      667,768
                                                                             ==============

Information concerning open futures contracts for the VP Disciplined LargeCap Portfolio at June 30, 2004 is shown below:

                     NO. OF      NOTIONAL     EXPIRATION  UNREALIZED
LONG CONTRACTS     CONTRACTS   MARKET VALUE      DATE       GAIN
----------------   ---------   ------------   ----------  ----------
S&P 500
   E-mini Future       2       $    114,050     Sep-04    $      713
                               ============               ==========

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING VP FINANCIAL SERVICES PORTFOLIO              as of June 30, 2004 (Unaudited)

SHARES                                                                            VALUE
-------------------------------------------------------------------------------------------
COMMON STOCK: 98.9%

                        BANKS: 26.0%
       4,404            Bank of America Corp.                                $      372,666
       3,669            Bank of New York Co., Inc.                                  108,162
       1,944            Bank One Corp.                                               99,144
       2,637            City National Corp.                                         173,251
         833            Comerica, Inc.                                               45,715
       3,032            Cullen/Frost Bankers, Inc.                                  135,682
       6,845            Mellon Financial Corp.                                      200,764
       5,225            Prosperity Bancshares, Inc.                                 127,229
       1,951            State Street Corp.                                           95,677
       1,856            UnionBanCal Corp.                                           104,678
       5,407            US Bancorp                                                  149,017
       2,425            Wachovia Corp.                                              107,913
       5,409            Wells Fargo & Co.                                           309,557
                                                                             --------------
                                                                                  2,029,455
                                                                             --------------
                        DIVERSIFIED FINANCIAL SERVICES: 41.5%
       4,309     @      Accredited Home Lenders Holding Co                          121,298
       4,523     @      Affiliated Managers Group                                   227,824
       4,103            Alliance Capital Management
                          Holding LP                                                139,297
       2,862            American Express Co.                                        147,050
       2,009            Capital One Financial Corp.                                 137,375
       3,662            CIT Group, Inc.                                             140,218
       9,992            Citigroup, Inc.                                             464,628
       2,155            Countrywide Financial Corp.                                 151,389
      13,298     @      E*Trade Financial Corp.                                     148,273
       2,201            Fannie Mae                                                  157,063
       1,701            Franklin Resources, Inc.                                     85,186
       3,888            Freddie Mac                                                 246,110
       2,216            Goldman Sachs Group, Inc.                                   208,659
       4,984            JPMorgan Chase & Co.                                        193,230
       2,184            Lehman Brothers Holdings, Inc.                              164,346
       3,288            Merrill Lynch & Co, Inc.                                    177,486
       4,099            Morgan Stanley                                              216,304
       5,249            Waddell & Reed Financial, Inc.                              116,055
                                                                             --------------
                                                                                  3,241,791
                                                                             --------------
                        HOME BUILDERS: 1.8%
       5,022            DR Horton, Inc.                                             142,625
                                                                             --------------
                                                                                    142,625
                                                                             --------------
                        INSURANCE: 26.4%
       4,294     @@     ACE Ltd.                                                    181,550
       2,945            Aflac, Inc.                                                 120,185
       5,100            American International Group, Inc.                          363,529
       2,043     @@     Axis Capital Holdings Ltd.                                   57,204
       3,037     @@     Endurance Specialty Holdings Ltd.                           105,688
       3,353            Hartford Financial Services Group, Inc.                     230,485
       4,077            Metlife, Inc.                                               146,160
       3,992            PMI Group, Inc.                                             173,732
       2,381            Prudential Financial, Inc.                                  110,645
       4,486            Radian Group, Inc.                                          214,879
       4,832     @@     Scottish Re Group Limited                                   112,344
       4,498     @@     Willis Group Holdings Ltd.                                  168,450
       1,025     @@     XL Capital Ltd.                                              77,347
                                                                             --------------
                                                                                  2,062,198
                                                                             --------------
                        SOFTWARE: 3.2%
       4,614            First Data Corp.                                            205,415
       1,092     @      Fiserv, Inc.                                                 42,468
                                                                             --------------
                                                                                    247,883
                                                                             --------------
                        Total Common Stock
                         (Cost $7,632,317)                                        7,723,952
                                                                             --------------

PRINCIPAL
AMOUNT                                                                           VALUE
-------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 9.2%

               REPURCHASE AGREEMENT: 9.2%
$    716,000   Goldman Sachs Repurchase
                 Agreement dated 06/30/04,
                 1.500%, due 07/01/04,
                 $716,030 to be received
                 upon repurchase
                 (Collateralized by $705,000,
                 Federal National Mortgage
                 Association, 5.500%,
                 Market Value plus
                 accrued interest $740,991,
                 due 05/02/06)                                               $      716,000
                                                                             --------------
               Total Short-Term Investments
                 (Cost $716,000)                                                    716,000
                                                                             --------------
               TOTAL INVESTMENTS IN
                 SECURITIES (COST
                 $8,348,317)*                                        108.1%  $    8,439,952
               OTHER ASSETS AND
                 LIABILITIES-NET                                      (8.1)        (631,018)
                                                                     -----   --------------
               NET ASSETS                                            100.0%  $    7,808,934
                                                                     =====   ==============

@    Non-income producing security
@@   Foreign issuer
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

               Gross Unrealized Appreciation                                 $      128,785
               Gross Unrealized Depreciation                                        (37,150)
                                                                             --------------
               Net Unrealized Appreciation                                   $       91,635
                                                                             ==============

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING VP MAGNACAP PORTFOLIO                                    as of June 30, 2004

SHARES                                                                            VALUE
-------------------------------------------------------------------------------------------
COMMON STOCK: 97.9%

                        AEROSPACE/DEFENSE: 3.5%
      13,450            General Dynamics Corp.                               $    1,335,585
                                                                             --------------
                                                                                  1,335,585
                                                                             --------------
                        AGRICULTURE: 3.8%
      29,000            Altria Group, Inc.                                        1,451,450
                                                                             --------------
                                                                                  1,451,450
                                                                             --------------
                        APPAREL: 1.6%
       8,100            Nike, Inc.                                                  613,575
                                                                             --------------
                                                                                    613,575
                                                                             --------------
                        BANKS: 5.8%
      12,300            Bank of America Corp.                                     1,040,826
      20,500            Wells Fargo & Co.                                         1,173,215
                                                                             --------------
                                                                                  2,214,041
                                                                             --------------
                        BUILDING MATERIALS: 1.8%
      21,400            Masco Corp.                                                 667,252
                                                                             --------------
                                                                                    667,252
                                                                             --------------
                        CHEMICALS: 4.3%
      23,900            Dow Chemical Co.                                            972,730
      16,700            Praxair, Inc.                                               666,497
                                                                             --------------
                                                                                  1,639,227
                                                                             --------------
                        COMPUTERS: 2.3%
      42,212            Hewlett-Packard Co.                                         890,673
                                                                             --------------
                                                                                    890,673
                                                                             --------------
                        COSMETICS/PERSONAL CARE: 3.0%
      17,300            Kimberly-Clark Corp.                                      1,139,724
                                                                             --------------
                                                                                  1,139,724
                                                                             --------------
                        DIVERSIFIED FINANCIAL SERVICES: 14.9%
      19,800            Citigroup, Inc.                                             920,700
      17,400            Fannie Mae                                                1,241,664
      21,400            Freddie Mac                                               1,354,619
      20,100            Merrill Lynch & Co, Inc.                                  1,084,998
      19,500            Morgan Stanley                                            1,029,015
                                                                             --------------
                                                                                  5,630,996
                                                                             --------------
                        ELECTRICAL COMPONENTS AND
                          EQUIPMENT: 3.3%
      20,000            Emerson Electric Co.                                      1,271,000
                                                                             --------------
                                                                                  1,271,000
                                                                             --------------
                        ELECTRONICS: 2.7%
      37,800     @@     Koninklijke Philips Electronics NV                        1,028,160
                                                                             --------------
                                                                                  1,028,160
                                                                             --------------
                        FOOD: 4.8%
      18,200     @@     Nestle SA ADR                                             1,213,430
       8,650     @@     Unilever NV                                                 592,612
                                                                             --------------
                                                                                  1,806,042
                                                                             --------------
                        FOREST PRODUCTS AND PAPER: 1.8%
      15,000            International Paper Co.                                     670,500
                                                                             --------------
                                                                                    670,500
                                                                             --------------
                        HEALTHCARE-PRODUCTS: 1.0%
       6,500            Beckman Coulter, Inc.                                       396,500
                                                                             --------------
                                                                                    396,500
                                                                             --------------
                        HEALTHCARE-SERVICES: 2.1%
       9,300     @      Quest Diagnostics                                    $      790,035
                                                                             --------------
                                                                                    790,035
                                                                             --------------
                        INSURANCE: 5.8%
      17,650            American International Group, Inc.                        1,258,092
      25,900            Metlife, Inc.                                               928,515
                                                                             --------------
                                                                                  2,186,607
                                                                             --------------
                        MEDIA: 2.4%
      10,700            Gannett Co., Inc.                                           907,895
                                                                             --------------
                                                                                    907,895
                                                                             --------------
                        MISCELLANEOUS MANUFACTURING: 4.3%
      44,700            Honeywell Intl., Inc.                                     1,637,361
                                                                             --------------
                                                                                  1,637,361
                                                                             --------------
                        OIL AND GAS: 12.1%
      22,600            Apache Corp.                                                984,230
      18,900     @@     BP PLC ADR                                                1,012,473
      13,150            ChevronTexaco Corp.                                       1,237,547
      30,300            Exxon Mobil Corp.                                         1,345,623
                                                                             --------------
                                                                                  4,579,873
                                                                             --------------
                        OIL AND GAS SERVICES: 1.7%
      20,880            Halliburton Co.                                             631,829
                                                                             --------------
                                                                                    631,829
                                                                             --------------
                        PHARMACEUTICALS: 3.2%
      30,100            Bristol-Myers Squibb Co.                                    737,450
      10,100            Merck & Co, Inc.                                            479,750
                                                                             --------------
                                                                                  1,217,200
                                                                             --------------
                        RETAIL: 2.3%
      34,100            McDonald's Corp.                                            886,600
                                                                             --------------
                                                                                    886,600
                                                                             --------------
                        SAVINGS AND LOANS: 4.3%
      29,800            Sovereign Bancorp, Inc.                                     658,580
      25,400            Washington Mutual, Inc.                                     981,456
                                                                             --------------
                                                                                  1,640,036
                                                                             --------------
                        SEMICONDUCTORS: 1.0%
      13,600            Intel Corp.                                                 375,360
                                                                             --------------
                                                                                    375,360
                                                                             --------------
                        TELECOMMUNICATIONS: 4.1%
      28,600            SBC Communications, Inc.                                    693,550
      24,300            Verizon Communications, Inc.                                879,417
                                                                             --------------
                                                                                  1,572,967
                                                                             --------------
                        Total Common Stock
                          (Cost $32,110,733)                                     37,180,488
                                                                             --------------

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING VP MAGNACAP PORTFOLIO                        as of June 30, 2004 (continued)

PRINCIPAL
AMOUNT                                                                           VALUE
-------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 2.1%

               REPURCHASE AGREEMENT: 2.1%
$    797,000   Goldman Sachs Repurchase
                 Agreement dated 06/30/04,
                 1.500%, due 07/01/04,
                 $797,033 to be received
                 upon repurchase
                 (Collateralized by $815,000
                 various U.S. Government
                 Agency Obligations,
                 1.079%-1.538%, Market
                 Value plus accrued interest
                 $816,974, due 02/04/05-10/07/05)                            $      797,000
                                                                             --------------
               Total Short-Term Investments
                 (Cost $797,000)                                                    797,000
                                                                             --------------
               TOTAL INVESTMENTS IN
                 SECURITIES (COST
                 $32,907,733)*                                       100.0%  $   37,977,488
               OTHER ASSETS AND
                 LIABILITIES-NET                                       0.0           10,729
                                                                     -----   --------------
               NET ASSETS                                            100.0%  $    7,988,217
                                                                     =====   ==============

@    Non-income producing security
@@   Foreign issuer
ADR  American Depositary Receipt
* Cost for federal income tax purposes is $32,909,161. Net unrealized appreciation consists of:

                 Gross Unrealized Appreciation                               $    5,388,345
                 Gross Unrealized Depreciation                                     (320,018)
                                                                             --------------
                 Net Unrealized Appreciation                                 $    5,068,327
                                                                             ==============

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING VP REAL ESTATE PORTFOLIO                     as of June 30, 2004 (Unaudited)

SHARES                                                                            VALUE
-------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS: 89.5%

                        APARTMENTS: 18.9%
       6,990     @      Archstone-Smith Trust                                $      205,016
       2,010     @      Avalonbay Communities, Inc.                                 113,605
       4,480            Camden Property Trust                                       205,183
         600            Essex Property Trust, Inc.                                   41,010
       1,770            Gables Residential Trust                                     60,145
       2,110            Home Properties, Inc.                                        82,248
       4,120            United Dominion Realty Trust, Inc.                           81,494
                                                                             --------------
                                                                                    788,701
                                                                             --------------
                        DIVERSIFIED: 3.8%
       3,980            Liberty Property Trust                                      160,036
                                                                             --------------
                                                                                    160,036
                                                                             --------------
                        HEALTH CARE: 2.4%
       1,900            Health Care REIT, Inc.                                       61,750
       3,970            Omega Healthcare Investors, Inc.                             39,859
                                                                             --------------
                                                                                    101,609
                                                                             --------------
                        HOTELS: 6.8%
      11,380     @      Host Marriott Corp.                                         140,657
       2,470            LaSalle Hotel Properties                                     60,268
       5,600     @      Strategic Hotel Capital, Inc.                                82,320
                                                                             --------------
                                                                                    283,245
                                                                             --------------
                        OFFICE PROPERTY: 27.5%
       4,880     @      Arden Realty, Inc.                                          143,521
       3,820            Boston Properties, Inc.                                     191,305
       1,440            Brandywine Realty Trust                                      39,154
       3,350            Corporate Office Properties Trust                            83,248
       3,970            Mack-Cali Realty Corp.                                      164,278
       5,750            Maguire Properties, Inc.                                    142,428
       3,470            Prentiss Properties Trust                                   116,314
       2,600            SL Green Realty Corp.                                       121,680
       8,910            Trizec Properties, Inc.                                     144,876
                                                                             --------------
                                                                                  1,146,804
                                                                             --------------
                        REGIONAL MALLS: 15.5%
       1,490            CBL & Associates Properties, Inc.                            81,950
       4,040            General Growth Properties, Inc.                             119,463
       2,580            Macerich Co.                                                123,505
       3,390            Mills Corp.                                                 158,313
       3,160            Simon Property Group, Inc.                                  162,487
                                                                             --------------
                                                                                    645,718
                                                                             --------------
                        SHOPPING CENTERS: 8.2%
       2,980     @      Acadia Realty Trust                                          40,945
       3,390            Developers Diversified Realty Corp.                         119,904
         800            Pan Pacific Retail Properties, Inc.                          40,416
       3,260            Regency Centers Corp.                                       139,855
                                                                             --------------
                                                                                    341,120
                                                                             --------------
                        WAREHOUSE/INDUSTRIAL: 6.4%
       4,120            Catellus Development Corp.                                  101,558
       4,960            Prologis                                                    163,283
                                                                             --------------
                                                                                    264,841
                                                                             --------------
                        Total Real Estate Investment Trusts
                          (Cost $3,543,319)                                       3,732,074
                                                                             --------------
COMMON STOCK: 7.0%

                        HOTELS: 7.0%
       4,430            Hilton Hotels Corp.                                  $       82,664
       4,660            Starwood Hotels & Resorts
                          Worldwide, Inc.                                           209,001
                                                                             --------------
                        Total Common Stock
                          (Cost $275,080)                                           291,665
                                                                             --------------
               TOTAL INVESTMENTS IN
                 SECURITIES (COST
                 $3,818,399)*                                         96.5%  $    4,023,739
               OTHER ASSETS AND
                 LIABILITIES-NET                                       3.5          144,282
                                                                     -----   --------------
               NET ASSETS                                            100.0%  $    4,168,021
                                                                     =====   ==============

@    Non-income producing security
* Cost for federal income tax purposes is the same as for financial Statement purposes. Net unrealized appreciation consists of:

                   Gross Unrealized Appreciation                             $      205,737
                   Gross Unrealized Depreciation                                       (397)
                                                                             --------------
                   Net Unrealized Appreciation                               $      205,340
                                                                             ==============

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING VP INTERNATIONAL VALUE PORTFOLIO             as of June 30, 2004 (Unaudited)

SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCK: 92.3%

                     AUSTRALIA: 0.7%
    202,900          QBE Insurance Group Ltd.                       $  1,809,159
                                                                    ------------
                                                                       1,809,159
                                                                    ------------
                     BELGIUM: 3.9%
    114,700          Belgacom SA                                       3,491,531
      9,860          Electrabel                                        3,160,986
    162,700          Fortis                                            3,602,667
                                                                    ------------
                                                                      10,255,184
                                                                    ------------
                     CANADA: 2.4%
     80,700     @    EnCana Corp.                                      3,469,282
    207,500          Methanex Corp.                                    2,739,325
                                                                    ------------
                                                                       6,208,607
                                                                    ------------
                     DENMARK: 1.5%
    113,600          Danske Bank A/S                                   2,691,591
     39,000          TDC A/S                                           1,267,177
                                                                    ------------
                                                                       3,958,768
                                                                    ------------
                     FINLAND: 1.2%
    169,800          UPM-Kymmene OYJ                                   3,231,020
                                                                    ------------
                                                                       3,231,020
                                                                    ------------
                     FRANCE: 7.1%
     54,321          Lafarge SA                                        4,844,365
     57,065          Schneider Electric SA                             3,894,914
     29,688          Societe Generale                                  2,522,973
     17,600   @, L   Total SA ADR                                      1,691,008
     25,370          Total SA                                          4,836,761
     23,676          Valeo SA                                            986,584
                                                                    ------------
                                                                      18,776,605
                                                                    ------------
                     GERMANY: 5.0%
     77,600     L    Deutsche Boerse AG                                3,960,581
     54,050          RWE AG                                            2,544,907
     95,000          Siemens AG                                        6,836,652
                                                                    ------------
                                                                      13,342,140
                                                                    ------------
                     GREECE: 1.7%
     70,240          Alpha Bank A.E.                                   1,786,060
    141,350          Greek Organization of Football
                       Prognostics SA                                  2,669,025
                                                                    ------------
                                                                       4,455,085
                                                                    ------------
                     HONG KONG: 0.4%
  1,396,000          Global Bio-Chem Technology
                       Group Co. Ltd.                                  1,011,231
                                                                    ------------
                                                                       1,011,231
                                                                    ------------
                     HUNGARY: 1.3%
    173,840          OTP Bank Rt.                                      3,550,693
                                                                    ------------
                                                                       3,550,693
                                                                    ------------
                     IRELAND: 0.5%
     94,000          Irish Life & Permanent PLC                        1,446,717
                                                                    ------------
                                                                       1,446,717
                                                                    ------------
                     ISRAEL: 1.1%
     41,400   @, L   Teva Pharmaceutical
                       Industries ADR                                  2,785,806
                                                                    ------------
                                                                       2,785,806
                                                                    ------------
                     ITALY: 2.6%
    381,700          Enel S.p.A.                                    $  3,060,362
    107,000          Saipem S.p.A.                                       973,757
    672,700          Snam Rete Gas S.p.A.                              2,889,092
                                                                    ------------
                                                                       6,923,211
                                                                    ------------
                     JAPAN: 23.4%
    269,000          Amano Corp.                                       2,393,796
     52,000          Aoyama Trading Co. Ltd.                           1,408,239
    125,100          Chugai Pharmaceutical Co. Ltd.                    1,962,803
     83,700          FamilyMart Co. Ltd.                               2,730,807
    154,000          Hino Motors Ltd.                                  1,114,970
    130,000          Isetan Co. Ltd.                                   1,871,695
        384          Japan Retail Fund
                       Investment Corp.                                2,649,975
    363,000          JGC Corp.                                         3,493,104
    122,000          Kao Corp.                                         2,940,567
     31,600          Kyocera Corp.                                     2,681,721
        429          Mitsubishi Tokyo Financial
                       Group, Inc.                                     3,970,949
    281,000          NEC Corp.                                         1,977,803
    260,000          Nikko Cordial Corp.                               1,260,505
        440          Nippon Telegraph &
                       Telephone Corp.                                 2,350,914
    349,000          Nomura Holdings, Inc.                             5,165,513
     52,000          Promise Co. Ltd.                                  3,469,367
    228,200          Sekisui House Ltd.                                2,532,651
    105,500          Shimano, Inc.                                     2,513,862
    305,000     L    Shinsei Bank Ltd.                                 1,945,470
     33,000          T&D Holdings, Inc.                                1,648,261
     92,000          Takeda Chemical Industries Ltd.                   4,038,675
     25,000          Takefuji Corp.                                    1,812,308
    260,000          The Sumitomo Trust &
                       Banking Co. Ltd.                                1,851,441
     97,400          Toyota Motor Corp.                                3,945,452
                                                                    ------------
                                                                      61,730,848
                                                                    ------------
                     MALAYSIA: 2.0%
  1,153,500          AMMB Holdings BHD                                 1,001,724
    137,200          British American Tobacco
                       Malaysia BHD                                    1,823,315
    920,400          Malayan Banking BHD                               2,446,326
                                                                    ------------
                                                                       5,271,365
                                                                    ------------
                     MEXICO: 0.8%
    746,900          Wal-Mart de Mexico SA de CV                       2,214,860
                                                                    ------------
                                                                       2,214,860
                                                                    ------------
                     NETHERLANDS: 5.3%
    153,100          ASML Holding NV                                   2,591,000
    121,500          Koninklijke Philips
                       Electronics NV                                  3,271,319
     77,150          Royal Dutch Petroleum Co.                         3,959,202
     33,300     @    Royal Dutch Petroleum
                       Co. ADR                                         1,720,611
     37,200          Unilever NV ADR                                   2,539,048
                                                                    ------------
                                                                      14,081,180
                                                                    ------------
                     NEW ZEALAND: 0.6%
    191,700          Fisher & Paykel
                       Healthcare Corp.                                1,606,955
                                                                    ------------
                                                                       1,606,955
                                                                    ------------

                     See Accompanying Notes to Financial Statements

SHARES                                                                 VALUE
--------------------------------------------------------------------------------
                     NORWAY: 0.5%
    284,400          Tomra Systems ASA                              $  1,341,684
                                                                    ------------
                                                                       1,341,684
                                                                    ------------
                     SINGAPORE: 2.2%
    340,600     @    CapitaCommercial Trust                              213,561
  1,703,000          CapitaLand Ltd.                                   1,354,530
    148,000          DBS Group Holdings Ltd.                           1,237,307
    392,800          United Overseas Bank Ltd.                         3,055,833
                                                                    ------------
                                                                       5,861,231
                                                                    ------------
                     SOUTH AFRICA: 1.1%
    269,750     @    Gold Fields Ltd. ADR                              2,835,073
                                                                    ------------
                                                                       2,835,073
                                                                    ------------
                     SPAIN: 2.3%
    179,421          Banco Bilbao Vizcaya
                       Argentaria SA                                   2,396,850
    255,700          Telefonica SA                                     3,779,829
                                                                    ------------
                                                                       6,176,679
                                                                    ------------
                     SWEDEN: 2.6%
     48,300          Atlas Copco AB                                    1,792,107
    993,000          Skandia Forsakrings AB                            4,112,811
     85,100          Swedish Match AB                                    869,872
                                                                    ------------
                                                                       6,774,790
                                                                    ------------
                     SWITZERLAND: 6.2%
     92,400     @    Credit Suisse Group                               3,283,136
     10,063          Nestle SA                                         2,683,681
     38,900          Novartis AG                                       1,716,085
     27,500     @    Novartis AG ADR                                   1,223,750
     50,764          Roche Holding AG                                  5,026,138
     36,500          UBS AG                                            2,571,962
                                                                    ------------
                                                                      16,504,752
                                                                    ------------
                     UNITED KINGDOM: 14.0%
    665,787     @    BP PLC                                            5,880,060
    402,830     @    Diageo PLC                                        5,431,506
     20,500   @, L   GlaxoSmithKline PLC ADR                             849,930
    201,511          GlaxoSmithKline PLC                               4,078,312
    168,619          Imperial Tobacco Group PLC                        3,632,791
    166,338          Kingfisher PLC                                      863,484
  1,636,083     @    Legal & General Group PLC                         2,818,684
    150,553     @    Provident Financial PLC                           1,639,532
    142,693          Rio Tinto PLC                                     3,431,339
    272,857     @    Severn Trent PLC                                  3,938,816
  2,048,285     @    Vodafone Group PLC                                4,485,336
                                                                    ------------
                                                                      37,049,790
                                                                    ------------
                     UNITED STATES: 1.9%
     78,100   @, L   Schlumberger Ltd.                                 4,960,131
                                                                    ------------
                                                                       4,960,131
                                                                    ------------
                     Total Common Stock
                       (Cost $226,393,272)                           244,163,564
                                                                    ------------
INVESTMENT COMPANIES: 2.0%

                     UNITED STATES: 2.0%
     37,000     L    Ishares MSCI EAFE Index Fund                      5,291,000
                                                                    ------------
                     Total Investment Companies
                       (Cost $4,588,285)                               5,291,000
                                                                    ------------
WARRANTS: 0.8%
                     INDIA: 0.8%
    165,600   @, E   ICICI Bank Ltd.                                $  2,003,760
                                                                    ------------
                     Total Warrants
                       (Cost $2,676,682)                               2,003,760
                                                                    ------------
                     Total Long-Term Investments
                       (Cost $233,658,239)                           251,458,324
                                                                    ------------

PRINCIPAL
AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS: 10.0%

              REPURCHASE AGREEMENT: 7.1%
$18,743,000   Goldman Sachs Repurchase
                Agreement dated 06/30/04,
                1.500%, due 07/01/04,
                $18,743,781 to be received
                upon repurchase
                (Collateralized by
                $19,192,000 various
                U.S. Government Agency
                Obligations, 4.375%-5.000%,
                Market Value plus accrued
                interest $19,118,223,
                due 02/04/10-03/03/14)                                18,743,000
                                                                    ------------
              Total Repurchase Agreements
                (Cost $18,743,000)                                    18,743,000
                                                                    ------------
              SECURITIES LENDING COLLATERAL(cc): 2.9%
  7,633,396   The Bank of New York
                Institutional Cash
                Reserve Fund, 1.250%                                   7,633,396
                                                                    ------------
              Total Securities Lending Collateral
                (Cost $7,633,396)                                      7,633,396
                                                                    ------------
              Total Short-Term Investments
                (Cost $26,376,396)                                    26,376,396
                                                                    ------------
              TOTAL INVESTMENTS IN
                SECURITIES (COST
                $260,034,635)*                              105.1%  $277,834,720
              OTHER ASSETS AND
                LIABILITIES-NET                              (5.1)   (13,529,013)
                                                            -----   ------------
              NET ASSETS                                    100.0%  $264,305,707
                                                            =====   ============

@     Non-income producing security
ADR   American Depositary Receipt
L     Loaned security, a portion or all of the security is on loan at June 30,
      2004.
E     Equity linked product
(cc)  Securities purchased with cash collateral for securities loaned.
* Cost for federal income tax purposes is $260,603,090. Net unrealized appreciation consists of:

              Gross Unrealized Appreciation                         $ 21,564,650
              Gross Unrealized Depreciation                           (4,333,020)
                                                                    ------------
              Net Unrealized Appreciation                           $ 17,231,630
                                                                    ============

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING VP INTERNATIONAL VALUE PORTFOLIO             as of June 30, 2004 (Unaudited)
                                                                     (continued)

                                              PERCENTAGE OF
INDUSTRY                                       NET ASSETS
-----------------------------------------------------------
Agriculture                                         1.0%
Auto Manufacturers                                  1.9
Auto Parts and Equipment                            0.4
Banks                                              16.4
Biotechnology                                       0.4
Building Materials                                  1.8
Chemicals                                           1.0
Commercial Services                                 1.0
Cosmetics/Personal Care                             1.1
Diversified Financial Services                      6.5
Electric                                            3.3
Electroics                                          3.0
Engineering and Construction                        1.3
Entertainment                                       1.0
Environmental Control                               0.5
Food                                                2.0
Forest Products & Paper                             1.2
Gas                                                 1.1
Hand/Machine Tools                                  1.5
Healthcare-Products                                 0.6
Home Builders                                       1.0
Insurance                                           2.9
Investment Companies                                3.3
Leisure Time                                        1.0
Mining                                              1.8
Miscellaneous Manufacturing                         3.5
Oil and Gas                                        11.7
Oil and Gas Services                                2.2
Packaging & Containers                              1.5
Pharmaceuticals                                     6.7
Real Estate                                         0.5
Real Estate Investment Trust                        1.1
Retail                                              4.1
Semiconductors                                      1.0
Telecommunications                                  5.8
Repurchase agreement                                7.1
Securities lending collateral                       2.9
Other Assets and Liabilities, Net                  (5.1)
                                                  -----
NET ASSETS                                        100.0%
                                                  =====

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING VP HIGH YIELD BOND PORTFOLIO                 as of June 30, 2004 (Unaudited)

PRINCIPAL
AMOUNT                                                                           VALUE
-------------------------------------------------------------------------------------------
CORPORATE BONDS: 96.7%

                        ADVERTISING: 0.6%
$     30,000            Vertis, Inc., 9.750%, due 04/01/09                   $       32,400
      35,000            Vertis, Inc., 10.875%, due 06/15/09                          37,800
                                                                             --------------
                                                                                     70,200
                                                                             --------------
                        AEROSPACE/DEFENSE: 2.7%
     220,000            L-3 Communications Corp., 7.625%,
                          due 06/15/12                                              233,199
      25,000            L-3 Communications Corp., 6.125%,
                          due 07/15/13                                               24,250
      25,000            Sequa Corp., 8.875%, due 04/01/08                            26,438
      55,000            Sequa Corp., 9.000%, due 08/01/09                            58,713
                                                                             --------------
                                                                                    342,600
                                                                             --------------
                        APPAREL: 1.3%
      90,000     #      Phillips-Van Heusen, 8.125%,
                          due 05/01/13                                               94,275
      65,000            Russell Corp., 9.250%, due 05/01/10                          69,388
                                                                             --------------
                                                                                    163,663
                                                                             --------------
                        AUTO PARTS AND EQUIPMENT: 3.4%
      40,000            ArvinMeritor, Inc., 6.625%,
                          due 06/15/07                                               41,100
      30,000            Dana Corp., 10.125%, due 03/15/10                            34,125
      15,000            Dana Corp., 9.000%, due 08/15/11                             17,625
      20,000     #      Delco Remy Intl., Inc., 5.169%,
                          due 04/15/09                                               20,500
      35,000            Dura Operating Corp., 8.625%,
                          due 04/15/12                                               35,875
      45,000            Eagle-Picher Industries, Inc.,
                          9.750%, due 09/01/13                                       48,600
      35,000            Rexnord Corp., 10.125%,
                          due 12/15/12                                               38,675
      55,000            Tenneco Automotive, Inc.,
                          10.250%, due 07/15/13                                      62,425
     115,000            TRW Automotive, Inc., 11.000%,
                          due 02/15/13                                              136,275
                                                                             --------------
                                                                                    435,200
                                                                             --------------
                        BUILDING MATERIALS: 0.8%
      40,000    #,+     Nortek Holdings, Inc., 3.180%,
                          due 05/15/11                                               32,200
      65,000            Nortek, Inc., 9.875%, due 06/15/11                           74,425
                                                                             --------------
                                                                                    106,625
                                                                             --------------
                        CHEMICALS: 4.1%
     150,000            Equistar Funding Corp., 10.625%,
                          due 05/01/11                                              167,250
      50,000            IMC Global, Inc., 10.875%,
                          due 06/01/08                                               58,375
     110,000     #      Nalco Co., 7.750%, due 11/15/11                             115,775
      90,000            PolyOne Corp., 8.875%,
                          due 05/01/12                                               89,100
      85,000            Rockwood Specialties Group, Inc.,
                          10.625%, due 05/15/11                                      90,950
                                                                             --------------
                                                                                    521,450
                                                                             --------------
                        COMMERCIAL SERVICES: 1.5%
      95,000            Corrections Corp. of America,
                          7.500%, due 05/01/11                                       96,425
      95,000            United Rentals North America, Inc.,
                          6.500%, due 02/15/12                                       90,250
                                                                             --------------
                                                                                    186,675
                                                                             --------------
                        DISTRIBUTION/WHOLESALE: 0.5%
$     60,000            Aviall, Inc., 7.625%, due 07/01/11                   $       62,700
                                                                             --------------
                                                                                     62,700
                                                                             --------------
                        DIVERSIFIED FINANCIAL SERVICES: 3.5%
      75,000    @@,#    BCP Caylux Holdings Luxembourg
                          SCA, 9.625%, due 06/15/14                                  78,094
      25,000     @@     Bluewater Finance Ltd., 10.250%,
                          due 02/15/12                                               26,500
     175,000     #      DJ TRAC-X NA, 8.000%,
                          due 03/25/09                                              170,077
      40,000     #      Global Cash Finance Corp., 8.750%,
                          due 03/15/12                                               41,800
       3,953     #      Hollinger Participation Trust,
                          12.125%, due 11/15/10                                       4,625
      60,000            Nexstar Finance, Inc., 12.000%,
                          due 04/01/08                                               66,600
      45,000            Universal City Development
                          Partners, 11.750%, due 04/01/10                            52,313
                                                                             --------------
                                                                                    440,009
                                                                             --------------
                        ELECTRIC: 7.3%
     115,000     #      AES Corp., 8.750%, due 05/15/13                             123,769
      90,000     #      Allegheny Energy Supply Statutory
                          Trust 2001, 10.250%, due 11/15/07                          97,425
      70,000     #      Calpine Corp., 8.750%, due 07/15/13                          57,750
      59,967            Homer City Funding LLC, 8.734%,
                          due 10/01/26                                               63,565
     100,000            Illinois Power Co., 11.500%,
                          due 12/15/10                                              118,750
     150,000            Midwest Generation LLC, 8.300%,
                          due 07/02/09                                              151,593
     115,000            Nevada Power Co., 10.875%,
                          due 10/15/09                                              130,525
     130,000     #      NRG Energy, Inc., 8.000%,
                          due 12/15/13                                              131,950
      40,000            Reliant Energy, Inc., 9.250%,
                          due 07/15/10                                               42,900
                                                                             --------------
                                                                                    918,227
                                                                             --------------
                        ELECTRICAL COMPONENTS &
                          EQUIPMENT: 0.5%
      55,000     @@     FIMEP SA, 10.500%, due 02/15/13                              62,975
                                                                             --------------
                                                                                     62,975
                                                                             --------------
                        ELECTRONICS: 0.8%
      40,000            Fisher Scientific Intl., 8.000%,
                          due 09/01/13                                               43,000
      30,000            Sanmina-SCI Corp., 10.375%,
                          due 01/15/10                                               34,500
      20,000            Stoneridge, Inc., 11.500%,
                          due 05/01/12                                               23,650
                                                                             --------------
                                                                                    101,150
                                                                             --------------
                        ENTERTAINMENT: 2.4%
      25,000     #      AMC Entertainment, Inc., 8.000%,
                          due 03/01/14                                               24,000
      90,000     #      American Casino & Entertainment
                          Properties LLC, 7.850%,
                          due 02/01/12                                               91,800
      35,000            Argosy Gaming Co., 9.000%,
                          due 09/01/11                                               38,850
      35,000     #      Carmike Cinemas, Inc., 7.500%,
                          due 02/15/14                                               33,600

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING VP HIGH YIELD BOND PORTFOLIO                 as of June 30, 2004 (Unaudited)
                                                                     (continued)

PRINCIPAL
AMOUNT                                                                           VALUE
-------------------------------------------------------------------------------------------
                        ENTERTAINMENT (CONTINUED)
$     35,000            Cinemark USA, Inc., 9.000%,
                          due 02/01/13                                       $       38,369
      20,000            Six Flags, Inc., 9.500%, due 02/01/09                        20,650
      55,000     #      Warner Music Group, 7.375%,
                          due 04/15/14                                               53,350
                                                                             --------------
                                                                                    300,619
                                                                             --------------
                        ENVIRONMENTAL CONTROL: 1.4%
     165,000            Allied Waste North America,
                          8.500%, due 12/01/08                                      181,294
                                                                             --------------
                                                                                    181,294
                                                                             --------------
                        FOOD: 5.1%
     130,000            Del Monte Corp., 8.625%,
                          due 12/15/12                                              140,725
      75,000            Delhaize America, Inc., 8.125%,
                          due 04/15/11                                               82,240
      50,000            Dole Food Co., 8.625%,
                          due 05/01/09                                               52,625
     140,000     #      Land O' Lakes, Inc., 9.000%,
                          due 12/15/10                                              146,475
      70,000            Roundy's Inc., 8.875%, due 06/15/12                          74,550
      60,000            Smithfield Foods, Inc., 7.750%,
                          due 05/15/13                                               63,300
      50,000            Swift & Co., 10.125%, due 10/01/09                           53,625
      25,000            Swift & Co., 12.500%, due 01/01/10                           26,875
                                                                             --------------
                                                                                    640,415
                                                                             --------------
                        FOREST PRODUCTS AND PAPER: 3.6%
     105,000            Abitibi-Consolidated Finance LP,
                          7.875%, due 08/01/09                                      109,679
      65,000     #      Appleton Papers, Inc., 8.125%,
                          due 06/15/11                                               66,138
      30,000            Georgia-Pacific Corp., 8.875%,
                          due 02/01/10                                               34,125
      70,000            Georgia-Pacific Corp., 8.125%,
                          due 05/15/11                                               77,700
      50,000            Georgia-Pacific Corp., 9.375%,
                          due 02/01/13                                               57,500
      45,000     @@     Millar Western Forest Products Ltd.,
                          7.750%, due 11/15/13                                       45,450
      60,000    @@,#    Norske Skog Canada Ltd., 7.375%,
                          due 03/01/14                                               58,350
                                                                             --------------
                                                                                    448,942
                                                                             --------------
                        HEALTHCARE-PRODUCTS: 0.6%
      10,000     #      Medical Device Manufacturing,
                          10.000%, due 07/15/12                                      10,250
      60,000     #      VWR Intl., Inc., 8.000%,
                          due 04/15/14                                               61,800
                                                                             --------------
                                                                                     72,050
                                                                             --------------
                        HEALTHCARE-SERVICES: 1.1%
      35,000     #      Beverly Enterprises, Inc., 7.875%,
                          due 06/15/14                                               34,606
     105,000     #      Genesis HealthCare Corp., 8.000%,
                          due 10/15/13                                              107,625
                                                                             --------------
                                                                                    142,231
                                                                             --------------
                        HOME BUILDERS: 2.5%
      35,000            DR Horton, Inc., 7.875%,
                          due 08/15/11                                               38,413
      15,000            KB Home, 7.750%, due 02/01/10                                15,525
      30,000            Meritage Corp., 9.750%,
                          due 06/01/11                                               33,150
$    110,000            Technical Olympic USA, Inc.,
                          9.000%, due 07/01/10                               $      113,299
      55,000            WCI Communities, Inc., 10.625%,
                          due 02/15/11                                               61,188
      25,000            William Lyon Homes, Inc., 10.750%,
                          due 04/01/13                                               27,750
      30,000     #      William Lyon Homes, Inc., 7.500%,
                          due 02/15/14                                               28,050
                                                                             --------------
                                                                                    317,375
                                                                             --------------
                        HOME FURNISHINGS: 0.5%
      60,000     #      Norcraft Finance Corp., 9.000%,
                          due 11/01/11                                               63,600
                                                                             --------------
                                                                                     63,600
                                                                             --------------
                        HOUSEHOLD PRODUCTS/WARES: 0.5%
      65,000     #      American Achievement Corp.,
                          8.250%, due 04/01/12                                       66,300
                                                                             --------------
                                                                                     66,300
                                                                             --------------
                        IRON/STEEL: 1.2%
      90,000            AK Steel Corp., 7.875%,
                          due 02/15/09                                               84,600
      60,000            United States Steel Corp., 9.750%,
                          due 05/15/10                                               66,750
                                                                             --------------
                                                                                    151,350
                                                                             --------------
                        LEISURE TIME: 0.6%
      70,000     @@     Royal Caribbean Cruises Ltd.,
                          8.000%, due 05/15/10                                       75,775
                                                                             --------------
                                                                                     75,775
                                                                             --------------
                        LODGING: 6.0%
      40,000            Aztar Corp., 9.000%, due 08/15/11                            44,500
      60,000            Caesars Entertainment, Inc.,
                          9.375%, due 02/15/07                                       65,325
     125,000            Caesars Entertainment, Inc.,
                          7.875%, due 03/15/10                                      132,499
      80,000            Hilton Hotels Corp., 7.625%,
                          due 12/01/12                                               86,399
      30,000            John Q Hammons Hotels Finance
                          Corp., 8.875%, due 05/15/12                                32,700
      45,000            MGM Mirage, 9.750%, due 06/01/07                             49,388
      70,000            MGM Mirage, 8.500%, due 09/15/10                             75,950
      40,000            MGM Mirage, 8.375%, due 02/01/11                             42,000
      20,000            Station Casinos, Inc., 6.000%,
                          due 04/01/12                                               19,450
      50,000            Station Casinos, Inc., 6.500%,
                          due 02/01/14                                               48,375
      70,000            Venetian Casino Resort LLC,
                          11.000%, due 06/15/10                                      81,200
      65,000            Wynn Las Vegas Capital Corp.,
                          12.000%, due 11/01/10                                      78,163
                                                                             --------------
                                                                                    755,949
                                                                             --------------
                        MACHINERY-CONSTRUCTION &
                          MINING: 0.5%
      60,000            Terex Corp., 7.375%, due 01/15/14                            59,100
                                                                             --------------
                                                                                     59,100
                                                                             --------------
                        MACHINERY-DIVERSIFIED: 0.3%
      35,000            Cummins, Inc., 9.500%,
                          due 12/01/10                                               39,813
                                                                             --------------
                                                                                     39,813
                                                                             --------------

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING VP HIGH YIELD BOND PORTFOLIO                 as of June 30, 2004 (Unaudited)
                                                                     (continued)

PRINCIPAL
AMOUNT                                                                           VALUE
-------------------------------------------------------------------------------------------
                        MEDIA: 12.7%
$     20,000            American Media Operation, Inc.,
                          10.250%, due 05/01/09                              $       20,850
      30,000            Block Communications, Inc.,
                          9.250%, due 04/15/09                                       31,650
     250,000     @@     CanWest Media, Inc., 10.625%,
                          due 05/15/11                                              281,562
      35,000     #      CCO Holdings Capital Corp.,
                          8.750%, due 11/15/13                                       33,688
      50,000            Charter Communications Holdings
                          Capital Corp., 9.625%,
                          due 11/15/09                                               40,750
      65,000     #      Charter Communications
                          Operating Capital Corp.,
                          8.000%, due 04/30/12                                       63,213
      90,000            CSC Holdings, Inc., 7.875%,
                          due 12/15/07                                               94,049
      40,000            CSC Holdings, Inc., 8.125%,
                          due 07/15/09                                               41,800
      15,000            CSC Holdings, Inc., 10.500%,
                          due 05/15/16                                               16,913
      25,000            Dex Media East Finance Co.,
                          12.125%, due 11/15/12                                      29,313
      20,000            Dex Media Finance Co., 8.500%,
                          due 08/15/10                                               21,900
      45,000            Dex Media Finance Co., 9.875%,
                          due 08/15/13                                               49,613
     105,000            DirecTV Holdings LLC, 8.375%,
                          due 03/15/13                                              116,680
      30,000            Echostar DBS Corp., 5.750%,
                           due 10/01/08                                              29,738
      35,000            Entravision Communications Corp.,
                          8.125%, due 03/15/09                                       36,269
      50,000     #      Granite Broadcasting Corp.,
                          9.750%, due 12/01/10                                       46,750
      65,000            Gray Television, Inc., 9.250%,
                          due 12/15/11                                               71,580
      35,000            Houghton Mifflin Co., 8.250%,
                          due 02/01/11                                               35,175
      25,000     +      Insight Communications Co., Inc.,
                          1.510%, due 02/15/11                                       22,625
      40,000    @@,#    Kabel Deutschland GmbH, 10.625%,
                          due 07/01/14                                               41,300
       5,000            Mediacom LLC, 9.500%,
                          due 01/15/13                                                4,850
      15,000            Nexstar Finance, Inc., 7.000%,
                          due 01/15/14                                               14,250
      35,000            Paxson Communications Corp.,
                          10.750%, due 07/15/08                                      35,700
      25,000     #      Primedia, Inc., 6.615%, due 05/15/10                         25,469
      25,000            Primedia, Inc., 8.875%, due 05/15/11                         24,875
      15,000    @@,+    Quebecor Media, Inc., 1.030%,
                          due 07/15/11                                               13,950
      60,000    @@      Quebecor Media, Inc., 11.125%,
                          due 07/15/11                                               68,774
      30,000            Radio One, Inc., 8.875%,
                          due 07/01/11                                               32,888
      30,000            Reader's Digest Association, Inc.,
                          6.500%, due 03/01/11                                       29,438
      36,000            Salem Communications Holding
                          Corp., 9.000%, due 07/01/11                                39,240
      25,000            Sinclair Broadcast Group, Inc.,
                          8.750%, due 12/15/11                                       26,875
$     30,000            Sinclair Broadcast Group, Inc.,
                          8.000%, due 03/15/12                               $       30,825
      35,000            Spanish Broadcasting System,
                          9.625%, due 11/01/09                                       37,100
      65,000     #      Young Broadcasting, Inc., 8.500%,
                          due 12/15/08                                               68,737
      25,000            Young Broadcasting, Inc., 8.500%,
                          due 12/15/08                                               26,438
                                                                             --------------
                                                                                  1,604,827
                                                                             --------------
                        MISCELLANEOUS MANUFACTURING: 0.8%
      50,000            Koppers, Inc., 9.875%, due 10/15/13                          55,000
      35,000     #      Samsonite Corp., 8.875%,
                          due 06/01/11                                               36,400
      15,000            SPX Corp., 7.500%, due 01/01/13                              15,450
                                                                             --------------
                                                                                    106,850
                                                                             --------------
                        OFFICE/BUSINESS EQUIPMENT: 0.5%
      20,000            Xerox Corp., 9.750%, due 01/15/09                            22,850
      40,000            Xerox Corp., 7.625%, due 06/15/13                            41,100
                                                                             --------------
                                                                                     63,950
                                                                             --------------
                        OIL AND GAS: 4.3%
     120,000            Chesapeake Energy Corp., 7.500%,
                          due 09/15/13                                              125,400
      30,000            Energy Partners Ltd., 8.750%,
                          due 08/01/10                                               31,500
      30,000            Swift Energy Co., 7.625%,
                          due 07/15/11                                               30,450
      95,000            Swift Energy Co., 9.375%,
                          due 05/01/12                                              101,888
     100,000     @@      Western Oil Sands, Inc., 8.375%,
                          due 05/01/12                                              109,000
     100,000            Westport Resources Corp., 8.250%,
                          due 11/01/11                                              113,625
      30,000     #      Whiting Petroleum Corp., 7.250%,
                          due 05/01/12                                               29,850
                                                                             --------------
                                                                                    541,713
                                                                             --------------
                        OIL AND GAS SERVICES: 1.7%
     100,000            Grant Prideco Escrow Corp.,
                          9.000%, due 12/15/09                                      109,250
      55,000            Hanover Compressor Co., 9.000%,
                          due 06/01/14                                               57,338
      50,000            Hanover Equipment Trust, 8.500%,
                          due 09/01/08                                               53,125
                                                                             --------------
                                                                                    219,713
                                                                             --------------
                        PACKAGING AND CONTAINERS: 4.4%
      50,000            BWAY Corp., 10.000%, due 10/15/10                            52,750
     110,000    @@,#    Crown European Holdings SA,
                          10.875%, due 03/01/13                                     125,950
     115,000            Jefferson Smurfit Corp., 8.250%,
                          due 10/01/12                                              120,175
      50,000     #      Owens-Brockway, 8.875%,
                          due 02/15/09                                               54,250
     135,000            Owens-Brockway, 8.250%,
                          due 05/15/13                                              140,063
      65,000     #      Solo Cup Co., 8.500%, due 02/15/14                           60,775
                                                                             --------------
                                                                                    553,963
                                                                             --------------

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING VP HIGH YIELD BOND PORTFOLIO                 as of June 30, 2004 (Unaudited)
                                                                     (continued)

PRINCIPAL
AMOUNT                                                                           VALUE
-------------------------------------------------------------------------------------------
                        PHARMACEUTICALS: 0.6%
$     75,000            AmerisourceBergen Corp., 8.125%,
                          due 09/01/08                                       $       81,188
                                                                             --------------
                                                                                     81,188
                                                                             --------------
                        PIPELINES: 5.7%
      50,000            ANR Pipeline Co., 8.875%,
                          due 03/15/10                                               54,875
      75,000     #      Dynegy Holdings, Inc., 9.875%,
                          due 07/15/10                                               81,000
      70,000            El Paso Corp., 7.875%, due 06/15/12                          63,175
      80,000            El Paso Natural Gas Co., 7.625%,
                          due 08/01/10                                               82,400
      39,000            GulfTerra Energy Partners LP,
                          8.500%, due 06/01/10                                       42,608
     100,000            Southern Natural Gas Co., 8.000%,
                          due 03/01/32                                               94,500
     150,000            Transcontinental Gas Pipe LN,
                          8.875%, due 07/15/12                                      170,249
     130,000            Transcontinental Gas Pipe LN,
                          7.250%, due 12/01/26                                      127,400
                                                                             --------------
                                                                                    716,207
                                                                             --------------
                        REAL ESTATE INVESTMENT TRUSTS: 0.6%
      65,000            MeriStar Hospitality Finance Corp.,
                          10.500%, due 06/15/09                                      69,550
                                                                             --------------
                                                                                     69,550
                                                                             --------------
                        RETAIL: 3.6%
      30,000            Dollar General Corp., 8.625%,
                          due 06/15/10                                               33,488
      50,000            Gap, Inc., 10.300%, due 12/15/08                             60,750
      80,000     #      General Nutrition Centers, Inc.,
                          8.500%, due 12/01/10                                       83,400
      80,000            JC Penney Co., Inc., 8.000%,
                          due 03/01/10                                               89,799
      65,000            Rite Aid Corp., 8.125%,
                          due 05/01/10                                               68,738
      40,000            Saks, Inc., 8.250%, due 11/15/08                             43,500
      70,000            Star Gas Finance Co., 10.250%,
                          due 02/15/13                                               75,250
                                                                             --------------
                                                                                    454,925
                                                                             --------------
                        SEMICONDUCTORS: 0.5%
      30,000            Amkor Technology, Inc., 9.250%,
                          due 02/15/08                                               31,500
      24,000            ON Semiconductor Corp., 13.000%,
                          due 05/15/08                                               27,660
                                                                             --------------
                                                                                     59,160
                                                                             --------------
                        TELECOMMUNICATIONS: 8.0%
     100,000            American Tower Corp., 9.375%,
                          due 02/01/09                                              107,249
      65,000            American Towers, Inc., 7.250%,
                          due 12/01/11                                               65,488
      20,000     #      Centennial Communications Corp.,
                          8.125%, due 02/01/14                                       18,650
      25,000            Cincinnati Bell, Inc., 7.250%,
                          due 07/15/13                                               23,500
      35,000            Crown Castle Intl. Corp., 9.375%,
                          due 08/01/11                                               38,675
      40,000            Crown Castle Intl. Corp., 10.750%,
                          due 08/01/11                                               45,000
$     15,000            Crown Castle Intl. Corp., 7.500%,
                          due 12/01/13                                       $       15,000
      10,000            Dobson Communications Corp.,
                          10.875%, due 07/01/10                                       8,650
      25,000    @@,#    Inmarsat Finance PLC, 7.625%,
                          due 06/30/12                                               24,313
      25,000            Lucent Technologies, Inc., 7.250%,
                          due 07/15/06                                               25,750
      15,000            MetroPCS, Inc., 10.750%,
                          due 10/01/11                                               16,350
      10,000            Nextel Communications, Inc,
                          6.875%, due 10/31/13                                        9,963
     110,000            Nextel Communications, Inc.,
                          9.375%, due 11/15/09                                      118,112
     100,000            Nextel Communications, Inc.,
                          7.375%, due 08/01/15                                      101,499
      19,000            Nextel Partners, Inc., 12.500%,
                          due 11/15/09                                               22,230
      20,000            Nextel Partners, Inc., 8.125%,
                          due 07/01/11                                               20,500
      40,000            PanAmSat Corp., 8.500%,
                          due 02/01/12                                               45,600
      25,000     #      Qwest Communications Intl.,
                          7.250%, due 02/15/11                                       23,438
      25,000     #      Qwest Corp., 9.125%, due 03/15/12                            27,125
      55,000     #      Qwest Services Corp., 13.000%,
                          due 12/15/07                                               62,975
      40,000     #      Qwest Services Corp., 13.500%,
                          due 12/15/10                                               46,700
      40,000    @@      Rogers Wireless Communications,
                          Inc., 9.625%, due 05/01/11                                 45,100
      20,000     #      Rural Cellular Corp., 8.250%,
                          due 03/15/12                                               20,550
      15,000            Spectrasite, Inc., 8.250%,
                          due 05/15/10                                               15,525
      60,000            Western Wireless Corp., 9.250%,
                          due 07/15/13                                               62,100
                                                                             --------------
                                                                                  1,010,042
                                                                             --------------
                        Total Corporate Bonds
                          (Cost $12,146,490)                                     12,208,375
                                                                             --------------

SHARES                                                                           VALUE
-------------------------------------------------------------------------------------------
COMMON STOCK: 0.2%

                        REAL ESTATE INVESTMENT TRUSTS: 0.2%
      25,000     #      iStar Financial, Inc., 5.125%,
                          due 04/01/11                                               23,901
                                                                             --------------
                                                                                     23,901
                                                                             --------------
                        TELECOMMUNICATIONS: 0.0%
         908    X, I    Adelphia Business Solutions                                      --
         150    X, I    Jordan Telecommunications                                     4,182
                                                                             --------------
                        Total Common Stock
                          (Cost $24,958)                                             28,083
                                                                             --------------

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING VP HIGH YIELD BOND PORTFOLIO                 as of June 30, 2004 (Unaudited)
                                                                     (continued)

SHARES                                                                           VALUE
-------------------------------------------------------------------------------------------
PREFERRED STOCK: 0.1%

                        MEDIA: 0.1%
         199     @      Paxson Communications Corp.                          $       17,487
                                                                             --------------
                        Total Preferred Stock
                          (Cost $18,214)                                             17,487
                                                                             --------------
WARRANTS: 0.0%

                        BUILDING MATERIALS: 0.0%
         150    #,I     Dayton Superior Corp.                                             2
                                                                             --------------
                                                                                          2
                                                                             --------------
                        TELECOMMUNICATIONS: 0.0%
          25     #      American Tower Corp.                                          4,762
                                                                             --------------
                                                                                      4,762
                                                                             --------------
                        Total Warrants (Cost $4,869)                                  4,764
                                                                             --------------
                        Total Long-Term Investments
                          (Cost $12,194,531)                                     12,258,709
                                                                             --------------

PRINCIPAL
AMOUNT                                                                           VALUE
-------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 3.4%

               REPURCHASE AGREEMENT: 3.4%
$    427,000   Goldman Sachs Repurchase
                 Agreement dated, 1.500%,
                 due 07/01/04, $427,018 to be
                 recieved upon repurchase
                 (Collateralized by $440,000
                 Federal Home Loan Mortgage
                 Corporation, 1.079%, Market
                 Value plus accrued interest
                 $440,538 due 02/04/05)                                             427,000
                                                                             --------------
               Total Short-Term Investments
                 (Cost $427,000)                                                    427,000
                                                                             --------------
               TOTAL INVESTMENTS IN
                 SECURITIES (COST
                 $12,621,531)*                                       100.4%  $   12,685,709
               OTHER ASSETS AND
                 LIABILITIES-NET                                      (0.4)         (44,255)
                                                                     -----   --------------
               NET ASSETS                                            100.0%  $   12,641,454
                                                                     =====   ==============

@    Non-income producing security
# Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.
I    Illiquid security
X Fair value determined by ING Funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.
@@   Foreign issuer
+ Step-up basis bonds. Interest rates shown reflect current and future coupon rates.
* Cost for federal income tax purposes is $12,628,496. Net unrealized appreciation consists of:

                   Gross Unrealized Appreciation                             $      217,145
                   Gross Unrealized Depreciation                                   (159,932)
                                                                             --------------
                   Net Unrealized Appreciation                               $       57,213
                                                                             ==============

                 See Accompanying Notes to Financial Statements

                   TRUSTEE AND OFFICER INFORMATION (Unaudited)

The business and affairs of the Trusts are managed under the direction of the Trusts' Board of Trustees. A Trustee who is not an interested person of the Trusts, as defined in the 1940 Act, is an independent trustee ("Independent Trustee"). The Trustees and Officers of the Trust are listed below. The Statement of Additional Information includes additional information about trustees of the Registrant and is available, without charge, upon request at 1-800-992-0180.

                                                  TERM OF                                    NUMBER OF
                                                OFFICE AND             PRINCIPAL           PORTFOLIOS IN            OTHER
                                POSITION(S)      LENGTH OF            OCCUPATION(S)        FUND COMPLEX         DIRECTORSHIPS
        NAME, ADDRESS            HELD WITH         TIME                DURING THE            OVERSEEN              HELD BY
           AND AGE                 TRUST         SERVED(1)           PAST FIVE YEARS        BY TRUSTEE             TRUSTEE
           -------                 -----         ---------           ---------------        ----------             -------
INDEPENDENT TRUSTEES

Paul S. Doherty(2)                Trustee     December          Mr. Doherty is President        118        University of
7337 E. Doubletree Ranch Rd.                  1993 - Present    and Partner, Doherty,                      Massachusetts
Scottsdale, AZ 85258                                            Wallace, Pillsbury and                     Foundation Board
Born: 1934                                                      Murphy, P.C., Attorneys                    (April 2004 - Present).
                                                                (1996 - Present).

J. Michael Earley(3)              Trustee     February 2002 -   President and Chief             118        None
7337 E. Doubletree Ranch Rd.                  Present           Executive Officer,
Scottsdale, AZ 85258                                            Bankers Trust Company,
Born: 1945                                                      N.A. (1992 - Present).

R. Barbara Gitenstein(2)          Trustee     February 2002 -   President, College of           118        New Jersey Resources
7337 E. Doubletree Ranch Rd.                  Present           New Jersey (1999 -                         (September 2003 -
Scottsdale, AZ 85258                                            Present).                                  Present).
Born: 1948

Walter H. May(2)                  Trustee     May 1995 -        Retired. Formerly,              118        Trustee, BestPrep
7337 E. Doubletree Ranch Rd.                  Present           Managing Director and                      Charity (1991 -
Scottsdale, AZ 85258                                            Director of Marketing,                     Present) - Charitable
Born: 1936                                                      Piper Jaffray, Inc.                        organization.

Jock Patton(2)                    Trustee     October 1999 -    Private Investor                118        Director, Hypercom,
7337 E. Doubletree Ranch Rd.                  Present           (June 1997 - Present).                     Inc. (January 1999 -
Scottsdale, AZ 85258                                            Formerly Director and                      Present); JDA Software
Born: 1945                                                      Chief Executive Officer,                   Group, Inc. (January
                                                                Rainbow Multimedia                         1999 - Present); Swift
                                                                Group, Inc. (January                       Transportation Co.
                                                                1999 - December 2001).                     (March 2004 - Present).

David W.C. Putnam(3)              Trustee     October 1999 -    President and Director,         118        Anchor International
7337 E. Doubletree Ranch Rd.                  Present           F.L. Putnam Securities                     Bond (December 2000 -
Scottsdale, AZ 85258                                            Company, Inc. and its                      Present); Progressive
Born: 1939                                                      affiliates; President,                     Capital Accumulation
                                                                Secretary and Trustee,                     Trust (August 1998 -
                                                                The Principled Equity                      Present); Principled
                                                                Market Fund.                               Equity Market Fund
                                                                                                           (November 1996 -
                                                                                                           Present), Mercy
                                                                                                           Endowment Foundation
                                                                                                           (1995 - Present);
                                                                                                           Director, F.L. Putnam
                                                                                                           Investment Management
                                                                                                           Company (December 2001
                                                                                                           - Present); Asian
                                                                                                           American Bank and Trust
                                                                                                           Company (June 1992 -
                                                                                                           Present); and Notre
                                                                                                           Dame Health Care Center
                                                                                                           (1991 - Present) F.L.
                                                                                                           Putnam Securities
                                                                                                           Company, Inc. (June
                                                                                                           1978 - Present); and an
                                                                                                           Honorary Trustee, Mercy
                                                                                                           Hospital (1973 -
                                                                                                           Present).

                                                  TERM OF                                    NUMBER OF
                                                OFFICE AND             PRINCIPAL           PORTFOLIOS IN            OTHER
                                POSITION(S)      LENGTH OF            OCCUPATION(S)        FUND COMPLEX         DIRECTORSHIPS
        NAME, ADDRESS            HELD WITH         TIME                DURING THE            OVERSEEN              HELD BY
           AND AGE                 TRUST         SERVED(1)           PAST FIVE YEARS        BY TRUSTEE             TRUSTEE
           -------                 -----         ---------           ---------------        ----------             -------
Blaine E. Rieke(3)                Trustee     February 2001 -   General Partner,                118        Trustee, Morgan Chase
7337 E. Doubletree Ranch Rd.                  Present           Huntington Partners                        Trust Co. (January
Scottsdale, AZ 85258                                            (January 1997 - Present).                  1998 - Present);
Born: 1933                                                      Chairman of the Board                      Director, Members Trust
                                                                and Trustee of each of                     Co. (November 2003 -
                                                                the funds managed by ING                   Present).
                                                                Investment Management
                                                                Co. LLC (November
                                                                1998 - February 2001).

Roger B. Vincent(3)               Trustee     February 2002 -   President, Springwell           118        Director, AmeriGas
7337 E. Doubletree Ranch Rd.                  Present           Corporation (1989 -                        Propane, Inc. (1998 -
Scottsdale, AZ 85258                                            Present). Formerly,                        Present).
Born: 1945                                                      Director Tatham
                                                                Offshore, Inc. (1996 -
                                                                2000).

Richard A. Wedemeyer(2)           Trustee     February 2001 -   Retired. Formerly Vice          118        Director, Touchstone
7337 E. Doubletree Ranch Rd.                  Present           President - Finance and                    Consulting Group
Scottsdale, AZ 85258                                            Administration,                            (1997 - Present);
Born: 1936                                                      Channel Corporation                        Trustee, Jim Henson
                                                                (June 1996 - April                         Legacy (1994 - Present).
                                                                2002); and Trustee of
                                                                each of the funds
                                                                managed by ING
                                                                Management Co. LLC
                                                                (1998 - 2001).

TRUSTEES WHO ARE "INTERESTED
PERSONS"

Thomas J. McInerney(4)            Trustee     February 2001 -   Chief Executive Officer,        171        Director, Equitable Life
7337 E. Doubletree Ranch Rd.                  Present           ING U.S. Financial                         Insurance Co., Golden
Scottsdale, AZ 85258                                            Services (September 2001                   American Life Insurance
Born: 1956                                                      - Present); Member ING                     Co., Life Insurance
                                                                Americas Executive                         Company of Georgia,
                                                                Committee (2001 -                          Midwestern United Life
                                                                Present); ING Aeltus                       Insurance Co., ReliaStar
                                                                Holding Company, Inc.                      Life Insurance Co.,
                                                                (2000 - Present), ING                      Security Life of Denver,
                                                                Retail Holding Company                     Security Connecticut
                                                                (1998 - Present), and                      Life Insurance Co.,
                                                                ING Retirement Holdings,                   Southland Life Insurance
                                                                Inc. (1997 - Present).                     Co., USG Annuity and
                                                                Formerly, President, ING                   Life Company, and United
                                                                Life Insurance Annuity                     Life and Annuity
                                                                Company (September 1997                    Insurance Co. Inc (March
                                                                - November 2002),                          2001 - Present); Member
                                                                President, Chief                           of the Board, Bushnell
                                                                Executive Officer and                      Performing Arts Center;
                                                                Director of Northern                       St. Francis Hospital;
                                                                Life Insurance Company                     National Conference of
                                                                (March 2001 - October                      Community Justice; and
                                                                2002); General Manager                     Metro Atlanta Chamber of
                                                                and Chief Executive                        Commerce.
                                                                Officer, ING Worksite
                                                                Division (December 2000
                                                                    - October 2001),
                                                                President ING-SCI, Inc.
                                                                (August 1997 - December
                                                                2000); President, Aetna
                                                                Financial Services
                                                                (August 1997 - December
                                                                2000).

                                                  TERM OF                                    NUMBER OF
                                                OFFICE AND             PRINCIPAL           PORTFOLIOS IN            OTHER
                                POSITION(S)      LENGTH OF            OCCUPATION(S)        FUND COMPLEX         DIRECTORSHIPS
        NAME, ADDRESS            HELD WITH         TIME                DURING THE            OVERSEEN              HELD BY
           AND AGE                 TRUST         SERVED(1)           PAST FIVE YEARS        BY TRUSTEE             TRUSTEE
           -------                 -----         ---------           ---------------        ----------             -------
John G. Turner(5)                 Trustee     October 1999 -    Chairman, Hillcrest             118        Director, Hormel Foods
7337 E. Doubletree Ranch Rd.                  Present           Capital Partners (May                      Corporation (March 2000
Scottsdale, AZ 85258                                            2002 - Present);                           - Present); Shopko
Born: 1939                                                      Formerly, Vice Chairman                    Stores, Inc. (August
                                                                of ING Americas (2000 -                    1999 - Present); and
                                                                2002); Chairman and                        M.A. Mortenson Company
                                                                Chief Executive Officer                    (March 2002 - Present);
                                                                of ReliaStar Financial                     Conseco, Inc. (September
                                                                Corp. and ReliaStar Life                   2003 - Present).
                                                                Insurance Company (1993
                                                                - 2000); Chairman of
                                                                ReliaStar United
                                                                Services Life Insurance
                                                                Company (1995 - 1998);
                                                                Chairman of ReliaStar
                                                                Life Insurance Company
                                                                of New York (1995 -
                                                                1998); Chairman of
                                                                Northern Life Insurance
                                                                Company (1992 - 2001);
                                                                Chairman and Trustee of
                                                                the Northstar affiliated
                                                                investment companies
                                                                (1993 - 2001) and
                                                                Director, Northstar
                                                                Investment Management
                                                                Corporation and its
                                                                affiliates (1993 -
                                                                1999).

----------------
(1) Trustees serve until their successors are duly elected and qualified, subject to the Board's retirement policy.
(2) Valuation and Proxy Voting Committee (formerly the Valuation Committee) member.
(3)  Audit Committee member.
(4) Mr. McInerney is an "interested person," as defined under the 1940 Act, because of his affiliation with ING U.S. Financial Services and ING U.S. Worksite Financial Services, both affiliates of ING Investments, LLC.
(5) Mr. Turner is an "interested person," as defined under the 1940 Act, because of his affiliation with ING Americas, an affiliate of ING Investments, LLC.

                                                                                              PRINCIPAL
                                                             TERM OF OFFICE                 OCCUPATION(S)
        NAME, ADDRESS                POSITION(S)             AND LENGTH OF                    DURING THE
           AND AGE               HELD WITH THE TRUST         TIME SERVED(1)                PAST FIVE YEARS
           -------               -------------------         --------------                ---------------
OFFICERS:

James M. Hennessy               President and Chief      February 2001 -          President and Chief Executive
7337 E. Doubletree Ranch Rd.    Executive Officer        Present                  Officer, ING Investments, LLC
Scottsdale, AZ 85258                                                              (December 2001 - Present).
Born: 1949                      Chief Operating          June 2000 - Present      Formerly, Senior Executive Vice
                                Officer                                           President and Chief Operating
                                                                                  Officer, ING Investments, LLC
                                                                                  (April 1995 - December 2000); and
                                                                                  Executive Vice President, ING
                                                                                  Investments, LLC (May 1998 -
                                                                                  June 2000).

Michael J. Roland               Executive Vice           February 2002 -          Executive Vice President, Chief
7337 E. Doubletree Ranch Rd.    President and            Present                  Financial Officer and Treasurer,
Scottsdale, AZ 85258            Assistant Secretary                               ING Investments, LLC (December
Born: 1958                                               November 1999 -          2001 - Present). Formerly, Senior
                                Principal Financial      Present                  Vice President, ING Investments,
                                Officer                                           LLC (June 1998 - December 2001).

Stanley D. Vyner                Executive Vice           November 1999 -          Executive Vice President, ING
7337 E. Doubletree Ranch Rd.    President                Present                  Investments, LLC and certain of
Scottsdale, Arizona 85258                                                         its affiliates (July 2000 -
Born: 1950                                                                        Present) and Chief Investment
                                                                                  Risk Officer (June 2003 -
                                                                                  Present); Formerly, Chief
                                                                                  Investment Officer for the
                                                                                  International Portfolios, ING
                                                                                  Investments, LLC (July 1996 -
                                                                                  June 2003); and President and
                                                                                  Chief Executive Officer, ING
                                                                                  Investments, LLC (August 1996 -
                                                                                  August 2000).

Robert S. Naka                  Senior Vice President    November 1999 -          Senior Vice President and
7337 E. Doubletree Ranch Rd.    and Assistant            Present                  Assistant Secretary, ING Funds
Scottsdale, AZ 85258            Secretary                                         Services, LLC (October 2001 -
Born: 1963                                                                        Present). Formerly, Senior Vice
                                                                                  President and Assistant
                                                                                  Secretary, ING Funds Services,
                                                                                  LLC (February 1997 - August
                                                                                  1999).

Kimberly A. Anderson            Senior Vice President    November 2003 -          Senior Vice President, ING
7337 E. Doubletree Ranch Rd.                             Present                  Investments, LLC (October 2003 -
Scottsdale, AZ 85258                                                              Present). Formerly, Vice
Born: 1964                                                                        President and Assistant
                                                                                  Secretary, ING Investments, LLC
                                                                                  (October 2001 - October 2003);
                                                                                  Assistant Vice President, ING
                                                                                  Funds Services, LLC (November
                                                                                  1999 - January 2001); and has
                                                                                  held various other positions with
                                                                                  ING Funds Services, LLC for more
                                                                                  than the last five years.

Robyn L. Ichilov                Vice President and       November 1999 -          Vice President, ING Funds
7337 E. Doubletree Ranch Rd.    Treasurer                Present                  Services, LLC (October 2001 -
Scottsdale, AZ 85258                                                              Present) and ING Investments, LLC
Born: 1967                                                                        (August 1997 - Present).

Lauren D. Bensinger             Vice President           February 2003 -          Vice President and Chief
7337 E. Doubletree Ranch Rd.                             Present                  Compliance Officer, ING Funds
Scottsdale, Arizona 85258                                                         Distributor, LLC (July 1995 -
Born: 1954                                                                        Present); Vice President
                                                                                  (February 1996 - Present) and
                                                                                  Chief Compliance Officer (October
                                                                                  2001 - Present), ING Investments,
                                                                                  LLC.

                                                                                              PRINCIPAL
                                                             TERM OF OFFICE                 OCCUPATION(S)
        NAME, ADDRESS                POSITION(S)             AND LENGTH OF                    DURING THE
           AND AGE               HELD WITH THE TRUST         TIME SERVED(1)                PAST FIVE YEARS
           -------               -------------------         --------------                ---------------
Todd Modic                      Vice President           August 2003 - Present    Vice President of Financial
7337 E. Doubletree Ranch Rd.                                                      Reporting - Fund Accounting of
Scottsdale, AZ 85258                                                              ING Funds Services, LLC
Born: 1967                                                                        (September 2002 - Present).
                                                                                  Formerly, Director of Financial
                                                                                  Reporting, ING Investments, LLC
                                                                                  (March 2001 - September 2002);
                                                                                  Director of Financial Reporting,
                                                                                  Axient Communications, Inc. (May
                                                                                  2000 - January 2001); and
                                                                                  Director of Finance, Rural/Metro
                                                                                  Corporation (March 1995 - May
                                                                                  2000).

Huey P. Falgout, Jr.            Secretary                August 2003 - Present    Chief Counsel, ING U.S. Financial
7337 E. Doubletree Ranch Rd.                                                      Services (September 2003 -
Scottsdale, Arizona 85258                                                         Present). Formerly, Counsel, ING
Born: 1963                                                                        U.S. Financial Services (November
                                                                                  2002 - September 2003); and
                                                                                  Associate General Counsel of AIG
                                                                                  American General (January 1999 -
                                                                                  November 2002).

Susan P. Kinens                 Assistant Vice           February 2003 -          Assistant Vice President and
7337 E. Doubletree Ranch Rd.    President and            Present                  Assistant Secretary, ING Funds
Scottsdale, AZ 85258            Assistant Secretary                               Services, LLC (December 2002 -
Born: 1976                                                                        Present); and has held various
                                                                                  other positions with ING Funds
                                                                                  Services, LLC for more than the
                                                                                  last five years.

Maria M. Anderson               Assistant Vice           August 2001 - Present    Assistant Vice President of ING
7337 E. Doubletree Ranch Rd.    President                                         Funds Services, LLC (October 2001
Scottsdale, AZ 85258                                                              - Present). Formerly, Manager of
Born: 1958                                                                        Fund Accounting and Fund
                                                                                  Compliance, ING Investments, LLC
                                                                                  (September 1999 - November 2001);
                                                                                  and Section Manager of Fund
                                                                                  Accounting, Stein Roe Mutual
                                                                                  Funds (July 1998 - August 1999).

Theresa Kelety                  Assistant Secretary      August 2003 - Present    Counsel, ING U.S. Financial
7337 E. Doubletree Ranch Rd.                                                      Services (April 2003 - Present).
Scottsdale, Arizona 85258                                                         Formerly, Senior Associate with
Born: 1963                                                                        Shearman & Sterling (February
                                                                                  2000 - April 2003); and Associate
                                                                                  with Sutherland Asbill & Brennan
                                                                                  (1996 - February 2000).

--------------
(1) The officers hold office until the next annual meeting of the Trustees and until their successors have been elected and qualified.

INVESTMENT MANAGER
ING Investments, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

ADMINISTRATOR
ING Funds Services, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

DISTRIBUTOR
ING Funds Distributor, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258
1-800-334-3444

TRANSFER AGENT
DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141

CUSTODIAN
The Bank of New York
100 Colonial Center Parkway, Suite 300
Lake Mary, FL 32746

LEGAL COUNSEL
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
99 High Street
Boston, MA 02110

BEFORE INVESTING, CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE VARIABLE UNIVERSAL LIFE INSURANCE POLICY OR VARIABLE ANNUITY CONTRACT AND THE UNDERLYING VARIABLE INVESTMENT OPTIONS. THIS AND OTHER INFORMATION IS CONTAINED IN THE PROSPECTUS FOR THE VARIABLE UNIVERSAL LIFE POLICY OR VARIABLE ANNUITY CONTRACT AND THE UNDERLYING VARIABLE INVESTMENT OPTIONS. OBTAIN THESE PROSPECTUSES FROM YOUR AGENT/REGISTERED REPRESENTATIVE AND READ THEM CAREFULLY BEFORE INVESTING. THE PORTFOLIOS' PROXY VOTING RECORD WILL BE AVAILABLE WITHOUT CHARGE ON OR ABOUT AUGUST 31, 2004 ON THE PORTFOLIOS' WEBSITE AT www.ingfunds.com AND ON THE SEC'S WEBSITE AT www.sec.gov.

[ING FUNDS LOGO]

                                                                    PRESORTED
                                                                    STANDARD
                                                                  U.S. POSTAGE
                                                                      PAID
                                                                    BOSTON MA
                                                                PERMIT NO. 57842


                                                        VPSAR-VPTI (0604-081804)

SEMI-ANNUAL REPORT

SEMI-ANNUAL REPORT

JUNE 30, 2004

CLASS S

[GRAPHIC]

ING VARIABLE PRODUCTS TRUST

DOMESTIC EQUITY GROWTH PORTFOLIOS

ING VP LARGECAP GROWTH PORTFOLIO
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO

DOMESTIC EQUITY VALUE PORTFOLIOS

ING VP FINANCIAL SERVICES PORTFOLIO
ING VP MAGNACAP PORTFOLIO

DOMESTIC EQUITY AND INCOME PORTFOLIO

ING VP CONVERTIBLE PORTFOLIO

INTERNATIONAL EQUITY PORTFOLIO

ING VP INTERNATIONAL VALUE PORTFOLIO

[ING FUNDS LOGO]

                                TABLE OF CONTENTS

      President's Letter                                            1
      Market Perspective                                            2
      Portfolio Managers' Reports                                   4
      Statements of Assets and Liabilities                         18
      Statements of Operations                                     20
      Statements of Changes in Net Assets                          22
      Financial Highlights                                         25
      Notes to Financial Statements                                32
      Portfolios of Investments                                    41
      Trustee and Officer Information                              57

                               PRESIDENT'S LETTER

[PHOTO OF JAMES M. HENNESSY]
JAMES M. HENNESSY

Dear Shareholder,

The past year has been unpredictable for investors. Strong growth in the overall economy coupled with questions concerning mutual fund trading practices have challenged investors.

In general, economic activity has continued to increase, with the growth being widespread. Personal consumption of goods and services is leading the recovery supported by corporate purchases of equipment and software and by Government spending on defense. Worries of possible interest rate increases, worsening global turmoil and increasing oil prices have reduced the gains the market realized in the first few months of 2004.

However, investors remain steadfast as nearly each of the last six months has seen an overall increase in assets invested in mutual funds despite continuing investigations into late trading and market timing issues at some of the largest and most respected financial services companies in the country.

You should have received a letter from Thomas J. McInerney, the Chief Executive Officer of ING U.S. Financial Services, which provided information about the internal review ING management conducted regarding trading practices in ING mutual fund products. If you did not receive a copy of the letter, please contact Investor Services at 1-800-992-0180 and we will provide you with a copy.

I wish to thank you on behalf of everyone here at ING Funds for your continued confidence. We look forward to helping you meet your investment goals in the future.

Sincerely,


/s/ James M. Hennessy


James M. Hennessy
President
ING Funds
July 19, 2004

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2004

OVERVIEW

Perhaps it was inevitable that the markets should be a little neurotic after the heady gains of 2003. But whatever the reasons, investors in 2004 alternately cheered and fretted over the developing economic outlook, sending markets up, down and up again before ending the first six months of 2004 with modest and distinctly fragile gains.

At first the worry was the so-called jobless recovery, then half way through the six-month period a very strong U.S. employment report was released. The report generated euphoria until people realized that as the job market tightens, inflation picks up and rising interest rates were likely not far away. Investors took comfort from Federal Open Market Committee ("FOMC") Chairman Greenspan's soothing advice that the rebound in interest rates would be "measured". But as the six months ended June 30, 2004 drew to a close, attention switched nervously to the impending U.S. earnings season and the strong possibility that the splendid results of the last few quarters would likely not be maintained.

GLOBAL EQUITIES managed a 3.52% return, net of withholding tax on dividends, for the six months ended June 30, 2004 according to the Morgan Stanley Capital International ("MSCI") World Index(1) in dollars, after peaking on average in mid February and spending much of May in negative territory.

Among CURRENCIES, the euro reached a post launch record also in mid February before retreating and ending about 3.0% lower for the six months ended June 30, 2004. The British pound ended the six months 2.0% higher against the dollar, as the Bank of England became the first of the major central banks to raise interest rates. The yen lost approximately 1.5%, ironically after the Bank of Japan stopped buying dollars to keep the yen weak, spending a staggering $144 billion in the first quarter of 2004 to do so.

FIXED INCOME MARKET

U.S. FIXED INCOME classes started 2004 as they had ended 2003. Disappointing jobs reports, together with stubbornly high new unemployment claims, suggested continuing weakness, and gave bond investors a solid first quarter of gains. That all changed on the first Friday in April 2004, with the very bullish U.S. employment report. Investment grade bonds unsurprisingly bore the brunt of fears that a new cycle of rising interest rates from multi-decade low levels was about to start. For the six months ended June 30, 2004, the Lehman Brothers Aggregate Bond Index(2) of investment grade bonds returned a tiny 0.16%. The Lehman Brothers Corporate Index(3) component and the Lehman Brothers Treasury Bond Index(4) fell by 0.26% and 0.20%, respectively. Ten-year Treasury yields rose by 36 basis points to 4.62%, passing through rates not seen in nearly two years. Yields on 90-day Treasury Bills rose 39 basis points to 1.3%, emphatically breaching the 1.0% level, a rate above which they had not closed since June 9, 2003. High yield bonds did better, the Lehman Brothers U.S. Corporate High Yield Bond Index(5) hung on to return 1.35% for the six-month period.

DOMESTIC EQUITY MARKET

The U.S. EQUITIES market rose 3.44% in the six months ended June 30, 2004, based on the Standard & Poor's ("S&P") 500 Index(6) including dividends. This implies a price-to-earnings (P/E) level of just over 17 times 2004 earnings. Three strong employment reports in the second quarter of 2004 were welcomed, but all was not in harmony. For while successive, upbeat economic statistics sang of good economic times, there was also a steady drumbeat of evidence that inflation was picking up. The Federal Funds rate at just 1.0% meant that real interest rates were becoming ever more negative at the same time, while the economy was growing at over 4.0%. With labor markets tightening and oil prices breaking above $40 per barrel, this appears to be an increasingly unstable situation. Meanwhile, the FOMC took almost the entire second quarter of 2004 before increasing the Federal Funds rate to 1.25% on June 30, 2004. However, in the week before the increase, the wind seemed to shift again. First quarter of 2004 gross domestic product ("GDP") growth was revised down to 3.9%, durable goods orders fell, and retailers and auto companies complained of slack sales. On the day the FOMC raised rates, the Chicago Purchasing Managers' Index(7) had its largest monthly drop in 30 years. Perhaps Greenspan's "measured" policy was right, but perhaps something else was wrong. The first half of 2004 ended, with investors again nervously awaiting the employment report two days later.

                              MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2004

INTERNATIONAL MARKETS

Most INTERNATIONAL MARKETS eked out similarly modest gains for the six months ended June 30, 2004, but JAPAN was the star, rising 10.73% in dollars according to the MSCI Japan Index(8). Sentiment was encouraged by first quarter GDP growth, reported at a surprisingly strong 6.1% annualized, suggesting that the world's second largest economy was at last emerging from its slump of more than a decade.

EUROPEAN EX UK MARKETS gained 2.88% in dollars in the six months ended June 30, 2004, according to the MSCI Europe ex UK Index(9). Buoyant exports were about the only good news, as domestic demand still languished under unemployment of 9.0%. Still, these markets look relatively cheap.

Finally the UK market rose 3.32% in dollars during the first six months of 2004, based on the MSCI UK Index(10). The economy appears to be strong, but the troubling imbalances of an over-indebted consumer and a housing price bubble led to three interest rate increases by the Bank of England, with more likely on the way.

----------
(1) The MSCI WORLD INDEX reflects the stock markets of 22 countries, including the United States, Europe, Canada, Australia, New Zealand and the Far East -- comprising approximately 1,500 securities -- with values expressed in U.S. dollars.

(2) The LEHMAN BROTHERS AGGREGATE BOND INDEX is composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment.

(3) The LEHMAN BROTHERS CORPORATE INDEX includes all publicly issued, fixed-rate, nonconvertible, dollar-denominated, SEC-registered, investment-grade corporate debt.

(4) The LEHMAN BROTHERS TREASURY BOND INDEX (U.S. Dollars) is composed of all bonds covered by the Lehman Brothers Aggregate Bond Index with maturities of 10 years or greater. Total return comprises price appreciation/depreciation and income as a percentage of the original investment.

(5) The LEHMAN BROTHERS U.S. CORPORATE HIGH YIELD BOND INDEX is generally representative of corporate bonds rated below investment-grade.

(6) The S&P 500 INDEX is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

(7) The CHICAGO PURCHASING MANAGERS' INDEX measures manufacturing activity in the industrial Midwest.

(8) The MSCI JAPAN INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(9) The MSCI EUROPE EX UK INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(10) The MSCI UK INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

ALL INDICES ARE UNMANAGED AND INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX.

THE PERFORMANCE UPDATE ILLUSTRATES PERFORMANCE FOR A VARIABLE INVESTMENT OPTION AVAILABLE THROUGH A VARIABLE ANNUITY CONTRACT. THE PERFORMANCE SHOWN INDICATES PAST PERFORMANCE AND IS NOT A PROJECTION OR PREDICTION OF FUTURE RESULTS. ACTUAL INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES AND/OR UNITS, AT REDEMPTION, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PORTFOLIOS' PERFORMANCE IS SUBJECT TO CHANGE SINCE THE PERIOD'S END AND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA SHOWN. FOR VARIABLE ANNUITY CONTRACTS, PLEASE CALL (800) 366-0066 TO GET PERFORMANCE THROUGH THE MOST RECENT MONTH END.

MARKET PERSPECTIVE REFLECTS THE VIEWS OF THE CHIEF INVESTMENT RISK OFFICER ONLY THROUGH THE END OF THE PERIOD, AND IS SUBJECT TO CHANGE BASED ON MARKET AND OTHER CONDITIONS.

ING VP LARGECAP GROWTH PORTFOLIO                      PORTFOLIO MANAGERS' REPORT

PORTFOLIO MANAGER: Andrew J. Shilling, Senior Vice President and Partner, Wellington Management Company, LLP -- the Sub-Adviser.

GOAL: The ING VP LargeCap Growth Portfolio (the "Portfolio") seeks long-term capital appreciation by investing in equity securities of large U.S. companies.

PERFORMANCE: For the six months ended June 30, 2004, the Portfolio's Class S shares returned 9.95% versus the Russell 1000 Growth Index(1), which returned 2.74% for the same period.

PORTFOLIO SPECIFICS: During the period, small and mid capitalization stocks outperformed large capitalization stocks, and value stocks outperformed growth stocks. Eight of the ten Russell 1000 Growth Index sectors posted positive returns, with telecommunication services and energy leading the way. The technology and materials sectors were the only sectors with negative returns during the period.

Despite the sector's weakness in the broader market, technology was the strong contributor to the Portfolio's benchmark exceeding performance. Strong security selection resulted in a positive contribution from positions in Research In Motion Ltd., Corning, Inc., Yahoo!, Inc., and previously held Symantec Corp. Research in Motion Ltd. designs, manufactures and markets devices that facilitate wireless communications. The company's shares rose sharply during the period in recognition of continued strong growth in subscribers, better than expected earnings, and elevated guidance. Corning, Inc., a maker of LCD glass for flat panel screens and provider of optical fiber and cable for use in telecommunications, rose as the company gained market share in LCD glass and as the Regional Bell Operating Companies (RBOCs) contemplate utilizing fiber to upgrade their networks. Yahoo!, Inc. appreciated on favorable trends for online advertising and paid search.

Other key individual contributors to performance were Apollo Group, Inc. (commercial services and supplies) and eBay, Inc. (retailing). Apollo Group, Inc. benefited from the secular trend of rising demand for higher education. EBay, Inc. rose based on its strong international growth and accelerating PayPal metrics.

Health care and consumer discretionary were the sectors that detracted most from relative returns. In Health care, Guidant Corp., a manufacturer of cardiovascular-related medical devices, fell after the company announced that manufacturing challenges would delay its Champion drug-eluting stent program by six to eight months. In consumer discretionary, media stocks Omnicom Group and Univision Communications, Inc., as well as previously held NTL, Inc. and Comcast Corp. traded down during the period, putting pressure on relative performance. In addition, homebuilder Lennar Corp. lagged amid a report of record home sales for the month of May 2004 on fears that rising interest rates may dramatically weaken future home sales and prices.

MARKET OUTLOOK: Going forward, we expect to see moderating, but sustainable, economic growth. Though we likely have reached a peak in corporate profits, corporations are generally flush with cash and business spending trends are encouraging. With the Federal Reserve likely to take a measured approach to tightening monetary policy, we expect to continue to see increases in capital spending and inventory building. The materialization of these trends should benefit the Portfolio since it is predominantly comprised of market share leaders with significant competitive advantages that are likely to further differentiate themselves from competitors in an environment of increased spending. At period end, the Portfolio maintains a pro-cyclical bias with greater-than-benchmark weights in the technology, consumer discretionary and financials sectors.

PORTFOLIO MANAGERS' REPORT                      ING VP LARGECAP GROWTH PORTFOLIO

                                            AVERAGE ANNUAL TOTAL RETURNS FOR THE
                                                PERIODS ENDED JUNE 30, 2004
                                            ------------------------------------
                                                                 SINCE INCEPTION
                                            1 YEAR                AUGUST 2, 2001
                                            ------               ---------------
         Class S                            27.54%                   (2.78)%
         Russell 1000 Growth Index(1)       17.88%                   (3.00)%(3)
         S&P 500 Index(2)                   19.11%                   (0.37)%(3)

The table above illustrates the total return of ING VP LargeCap Growth Portfolio against the Russell 1000 Growth Index and the S&P 500 Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance graph does not reflect the deduction of taxes that a shareholder will pay on Portfolio distributions or the redemption of Portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total return results would have been lower had there been no waiver to the Portfolio.

THE PERFORMANCE UPDATE ILLUSTRATES PERFORMANCE FOR A VARIABLE INVESTMENT OPTION AVAILABLE THROUGH A VARIABLE ANNUITY CONTRACT. THE PERFORMANCE SHOWN INDICATES PAST PERFORMANCE AND IS NOT A PROJECTION OR PREDICTION OF FUTURE RESULTS. ACTUAL INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES AND/OR UNITS, AT REDEMPTION, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE CALL (800) 366-0066 TO GET PERFORMANCE THROUGH THE MOST RECENT MONTH END.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1) The Russell 1000 Growth Index is an unmanaged index that measures the performance of those companies in the Russell 1000 Index with higher than average price-to-book ratios and forecasted growth.

(2) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large capitalization companies whose securities are traded on major U.S. stock markets.

(3) Since inception performance for the index is shown from August 1, 2001.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities. The Portfolio invests in companies that the portfolio managers believe have the potential for rapid growth, which may give the Portfolio a higher risk of price volatility and less liquidity than a fund that emphasizes other styles. The Portfolio may invest in mid-sized companies, which may be more susceptible to price swings than larger companies. International investing does pose special risks including currency fluctuations, economical and political risks not found in investments that are solely domestic. Risks of foreign investing are generally intensified for investments in emerging markets. Exchange Traded Index Funds (ETF) present risks similar to those of an investment in the underlying securities held by the ETF. Sometimes, the prices of ETFs may vary significantly from the ETFs' underlying NAVs. The value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The use of certain derivatives may increase the volatility of the Portfolio. The Portfolio's portfolio turnover rate impacts performance. The lending of securities may have a leveraging effect, which may increase the Portfolio's volatility.

ING VP MIDCAP OPPORTUNITIES PORTFOLIO                 PORTFOLIO MANAGERS' REPORT

PORTFOLIO MANAGEMENT TEAM: A team of investment professionals led by Matthew S. Price and David C. Campbell, Portfolio Managers, ING Investment Management Co., (formerly, Aeltus Investment Management, Inc). -- the Sub-Adviser.

GOAL: The ING VP MidCap Opportunities Portfolio (the "Portfolio") seeks long-term capital appreciation by investing primarily in common stocks of mid-sized U.S. companies.

PERFORMANCE: For the six months ended June 30, 2004, the Portfolio's Class S shares returned 4.75%, compared to the Russell MidCap Growth Index(1), which returned 5.94% for the same period.

PORTFOLIO SPECIFICS: A mix of weak sector allocation and stock selection caused the Portfolio to underperform its benchmark, the Russell MidCap Growth Index for the six months ended June 30, 2004.

The most important detractor from overall results was disappointing stock selection in the consumer technology sector; however, good stock selection in the health care and technology sectors nearly offset that entire disadvantage. Relative to the benchmark, the Portfolio is most heavily overweight in industrials and consumer discretionary, while the major underweights are in materials, technology and consumer staples.

MARKET OUTLOOK: Given the favorable environment we see ahead for stocks, we believe the Portfolio is well positioned in high quality companies with strong bottom-line growth, positive relative price strength, and reasonable valuations that should perform well. The companies we own have catalysts in place that will, in our opinion, lead to higher share prices over time.

PORTFOLIO MANAGERS' REPORT                 ING VP MIDCAP OPPORTUNITIES PORTFOLIO

                                            AVERAGE ANNUAL TOTAL RETURNS FOR THE
                                                PERIODS ENDED JUNE 30, 2004
                                            ------------------------------------
                                                                 SINCE INCEPTION
                                            1 YEAR                 MAY 7, 2001
                                            ------               ---------------
         Class S                            22.14%                   (3.24)%
         Russell MidCap Growth Index(1)     27.33%                    0.08%(3)
         Russell MidCap Index(2)            29.39%                    6.38%(3)

The table above illustrates the total return of ING VP MidCap Opportunities Portfolio against the Russell MidCap Growth Index and the Russell MidCap Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Portfolio distributions or the redemption of Portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total returns would have been lower had there been no waiver to the Portfolio.

THE PERFORMANCE UPDATE ILLUSTRATES PERFORMANCE FOR A VARIABLE INVESTMENT OPTION AVAILABLE THROUGH A VARIABLE ANNUITY CONTRACT. THE PERFORMANCE SHOWN INDICATES PAST PERFORMANCE AND IS NOT A PROJECTION OR PREDICTION OF FUTURE RESULTS. ACTUAL INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES AND/OR UNITS, AT REDEMPTION, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE CALL (800) 366-0066 TO GET PERFORMANCE THROUGH THE MOST RECENT MONTH END.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1) The Russell MidCap Growth Index is an unmanaged index that measures the performance of those companies included in the Russell Midcap Index with relatively higher price-to-book ratios and higher forecasted growth values.

(2) The Russell MidCap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 26% of the total market capitalization of the Russell 1000 Index.

(3) Since inception performance for the index is shown from May 1, 2001.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests in companies that the Sub-Adviser feels have the potential for growth, which may give the Portfolio a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. Securities of mid-sized companies may be more susceptible to price swings and less liquid than investments in larger companies. From time to time, the stock market may not favor the mid-cap growth securities in which the Portfolio invests. Rather, the market could favor value-oriented stocks or large or small company stocks, or may not favor equities at all. The Portfolio could lose money if it cannot sell a security at the time and price beneficial to the Portfolio. The Portfolio's portfolio turnover rate impacts performance. The lending of securities may have a leveraging effect, which may increase the Portfolio's volatility.

ING VP SMALLCAP OPPORTUNITIES PORTFOLIO               PORTFOLIO MANAGERS' REPORT

PORTFOLIO MANAGEMENT TEAM: A team of investment professionals led by Matthew S. Price and David C. Campbell, Portfolio Managers, ING Investment Management Co., (formerly, Aeltus Investment Management, Inc).-- the Sub-Adviser.

GOAL: The ING VP SmallCap Opportunities Portfolio (the "Portfolio") seeks long-term capital appreciation by investing primarily in common stocks of smaller, lesser-known U.S. companies.

PERFORMANCE: For the six months ended June 30, 2004, the Portfolio's Class S shares returned 1.29%, compared to the Russell 2000 Growth Index(1), which returned 5.68% for the same period.

PORTFOLIO SPECIFICS: The Portfolio's underperformance during the six months ended June 30, 2004 was primarily a function of our stock selection in the technology and industrials sectors. In the technology sector, positions in Ascential Software Corp., and previously held OmniVision Technologies, Netopia, Inc. and Foundry Networks, Inc. all declined sharply during the first half of the year, because of various earnings disappointments. In the industrials sector, underperforming positions included KVH Industries, which was held during the period, and Tetra Tech, Inc. There were also stocks that performed quite strongly, including Ceradyne, Inc. and Forward Air Corp. However, these successes were not able to fully offset the impact of the negative performers.

The sector weightings in the Portfolio have shifted slowly during the past six months. There was an important increase in the health care sector weighting, as several new positions were added. On the other hand, we reduced our exposure to industrials and technology. Relative to the Russell 2000 Growth Index benchmark, the Portfolio is overweight in consumer discretionary and health care and underweight in technology, industrials and financial services.

MARKET OUTLOOK: Given the favorable environment we see ahead for stocks, we believe the Portfolio is well positioned in high quality companies with strong bottom-line growth, positive relative price strength, and reasonable valuations that should perform well. The companies we own have catalysts in place that will, in our opinion, lead to higher share prices over time.

PORTFOLIO MANAGERS' REPORT               ING VP SMALLCAP OPPORTUNITIES PORTFOLIO

                                            AVERAGE ANNUAL TOTAL RETURNS FOR THE
                                                PERIODS ENDED JUNE 30, 2004
                                            ------------------------------------
                                                                 SINCE INCEPTION
                                            1 YEAR                 MAY 3, 2001
                                            ------               ---------------
         Class S                            23.71%                  (11.53)%
         Russell 2000 Growth Index(1)       31.55%                    1.37%(3)
         Russell 2000 Index(2)              33.37%                    7.86%(3)

The table above illustrates the total return of ING VP SmallCap Opportunities Portfolio against the Russell 2000 Growth Index and the Russell 2000 Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Portfolio distributions or the redemption of Portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total return results would have been lower had there been no waiver to the Portfolio.

THE PERFORMANCE UPDATE ILLUSTRATES PERFORMANCE FOR A VARIABLE INVESTMENT OPTION AVAILABLE THROUGH A VARIABLE ANNUITY CONTRACT. THE PERFORMANCE SHOWN INDICATES PAST PERFORMANCE AND IS NOT A PROJECTION OR PREDICTION OF FUTURE RESULTS. ACTUAL INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES AND/OR UNITS, AT REDEMPTION, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE CALL (800) 366-0066 TO GET PERFORMANCE THROUGH THE MOST RECENT MONTH END.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1) The Russell 2000 Growth Index is an unmanaged index that measures the performance of securities of smaller U.S. companies with greater-than-average growth orientation.

(2) The Russell 2000 Index is an unmanaged index that measures the performance of securities of smaller U.S. companies.

(3) Since inception performance for the index is shown from May 1, 2001.

PRINCIPAL RISK FACTOR(S): While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. In exchange for higher growth potential, investing in stocks of smaller companies may entail greater price volatility and less liquidity than investing in stocks of larger companies. From time to time, the stock market may not favor the small-sized growth securities in which the Portfolio invests. Rather, the market could favor value-oriented stocks, or large company stocks or may not favor equities at all. The Portfolio could lose money if it cannot sell a security at the time and price beneficial to the Portfolio. The Portfolio's portfolio turnover rate impacts performance. The lending of securities may have a leveraging effect, which may increase the Portfolio's volatility.

ING VP FINANCIAL SERVICES PORTFOLIO                   PORTFOLIO MANAGER'S REPORT

PORTFOLIO MANAGEMENT TEAM: Steven L. Rayner, CFA, CPA, Vice-President and Portfolio Manager; Robert M. Kloss, Vice-President and Portfolio Manager, ING Investment Management Co., (formerly, Aeltus Investment Management, Inc.)-- the Sub-Adviser.

GOAL: The ING VP Financial Services Portfolio (the "Portfolio") seeks long-term capital appreciation by investing primarily in the equity securities or equity equivalent securities of companies principally engaged in the financial services industry.

PERFORMANCE: For the period May 3, 2004 (inception of the Portfolio) to June 30, 2004, the Portfolio's Class S shares advanced 1.70%, compared to the 1.56% return for the Standard & Poor's ("S&P") 500 Financials Index(1) for the same period.

PORTFOLIO SPECIFICS: The Portfolio adopted an "offensive" bias, as we positioned the Portfolio to favor stocks we believed would benefit from a strengthening economy and would be less vulnerable to the higher interest rates that often accompany more robust economic growth.

However, during this period many capital markets sensitive financials lagged the overall financial sector. Most brokers, investment banks, and asset managers declined during the period, and the Portfolio's overweighting in these names dragged on performance. Nonetheless, the Portfolio was able to outperform its benchmark for the period due to favorable stock selection in insurance and in mortgage finance, where our overweighting also benefited performance. We remain committed to our offensive stance as evidence of an improving domestic economy continues to mount.

Among the individual stocks that were significant contributors to performance during the period were mortgage originator Countrywide Financial Corp., government-sponsored mortgage entity Freddie Mac, multiline insurer Hartford Financial Services Group, Inc., life insurers Prudential Financial, Inc. and Scottish Re Group Ltd., diversified finance company CIT Group, Inc., Bank of America Corp., and regional banks US Bancorp, City National Corp., UnionBanCal Corp., and Prosperity Bancshares, Inc.

Conversely, our holdings of asset manager Franklin Resources Inc., retail broker E*TRADE FINANCIAL Corp., securities broker Goldman Sachs Group, Inc. and diversified financial services company Citigroup, Inc. produced negative returns, as slower capital markets and a decline in investor sentiment took a toll. We continue to hold stakes in all of these firms as of June 30, 2004, believing that the risk/reward equation in each case remains solidly in our favor.

MARKET OUTLOOK: During the reporting period, fears about rising rates outweighed economic news that was more positive than negative. Despite some choppiness in the data, we maintain a constructive view of the long-term economic backdrop for stocks.

We do not doubt that higher interest rates are coming. In fact, the market is betting overwhelmingly that rates will be materially higher by year-end 2004. But that prospect is not an automatic negative for financial stocks; there are many companies in our universe that may actually benefit from moderately higher rates. Further, higher rates do not occur in a vacuum -- they are a result of strong economic growth, which should benefit the earnings of a substantial portion of our universe.

We continue to focus on finding what we believe to be the best relative values in the financial sector, emphasizing companies leveraged to an economic recovery, as opposed to those whose earnings might prove disappointing in a higher rate environment. We believe recent erosion in stock prices has provided a number of good values within our universe of financial stocks, though selectivity remains vital to overall performance.

PORTFOLIO MANAGERS' REPORT                   ING VP FINANCIAL SERVICES PORTFOLIO

                                         CUMULATIVE TOTAL RETURNS FOR THE
                                            PERIOD ENDED JUNE 30, 2004
                                         --------------------------------
                                                 SINCE INCEPTION
                                                   MAY 3, 2004
                                                 ---------------
         Class S                                       1.70%
         S&P 500 Financials Index(1)                   1.56%
         S&P 500 Index(2)                              3.35%(3)

The table above illustrates the total return of ING VP Financial Services Portfolio against the S&P 500 Financials Index and the S&P 500 Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Portfolio distributions or the redemption of Portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total return results would have been lower had there been no waiver to the Portfolio.

THE PERFORMANCE UPDATE ILLUSTRATES PERFORMANCE FOR A VARIABLE INVESTMENT OPTION AVAILABLE THROUGH A VARIABLE ANNUITY CONTRACT. THE PERFORMANCE SHOWN INDICATES PAST PERFORMANCE AND IS NOT A PROJECTION OR PREDICTION OF FUTURE RESULTS. ACTUAL INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES AND/OR UNITS, AT REDEMPTION, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE CALL (800) 366-0066 TO GET PERFORMANCE THROUGH THE MOST RECENT MONTH END.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1) The S&P 500 Financials Index is an unmanaged capitalization-weighted index of all stocks designed to measure the performance of the financial sector of the S&P 500 Index.

(2) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large capitalization companies whose securities are traded on major U.S. stock markets.

(3) Since inception performance for the index is shown from May 1, 2004.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. Because the Portfolio is concentrated in the financial services industry, it may be subject to greater risks than a portfolio that is not concentrated in one industry. International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic. The Portfolio may invest in small- and mid-sized companies, which may be more susceptible to price swings and less liquid than larger companies. The value of convertible or debt securities may fall when interest rates rise. Because the profitability of financial services companies may be largely dependent on the availability and cost of capital, which fluctuates significantly in responses to changes in interest rates and general economic conditions, the value of the Portfolio's securities may fall when interest rates rise. The Portfolio could lose money if it cannot sell a security at the time and price beneficial to the Portfolio. The lending of securities may have a leveraging effect, which may increase the Portfolio's volatility.

ING VP MAGNACAP PORTFOLIO                             PORTFOLIO MANAGERS' REPORT

PORTFOLIO MANAGEMENT TEAM: A team of investment professionals led by William F. Coughlin, Portfolio Manager, ING Investment Management Co., (formerly, Aeltus Investment Management, Inc).-- the Sub-Adviser.

GOAL: The ING VP MagnaCap Portfolio (the "Portfolio") seeks growth of capital, with dividend income as a secondary consideration.

PERFORMANCE: For the six months ended June 30, 2004, the Portfolio's Class S shares returned 1.63%, compared to the Russell 1000 Value Index(1), which returned 3.94% for the same period.

PORTFOLIO SPECIFICS: The positive contribution from favorable sector allocation was not able to overcome the negative impact of unfavorable stock selection during the six months ended June 30, 2004. With regard to sector allocation, an overweighted position in the strongly performing industrials and underweighting the weak telecom services sector were key positive contributors. Within the industrials group, holdings of General Dynamics Corp., Honeywell International, Inc. and Masco Corp. all provided double-digit returns. On the other hand, poor stock selection in the financial services and energy sectors, led on the downside by Morgan Stanley, Merrill Lynch & Co., Inc., and Royal Dutch Petroleum Co., which was held during the period, had the most important negative impact on performance. The Russell 1000 Value Index has more than one-third of its market capitalization in the financial services sector. We have also invested a similar percentage of the Portfolio in this interest rate sensitive group as a risk control measure. However, as interest rates have trended higher during the second quarter, this group has been under pressure and has been a negative factor in overall performance.

MARKET OUTLOOK: Given the favorable environment we see ahead for stocks, we believe the Portfolio is well positioned in high quality, large-capitalization companies with strong balance sheets, low valuations, strong management teams, favorable operating outlooks, and catalysts in place that will, in our opinion, lead to higher share prices.

PORTFOLIO MANAGERS' REPORT                             ING VP MAGNACAP PORTFOLIO

                                            AVERAGE ANNUAL TOTAL RETURNS FOR THE
                                                PERIODS ENDED JUNE 30, 2004
                                            ------------------------------------
                                                                 SINCE INCEPTION
                                            1 YEAR                 MAY 3, 2001
                                            ------               ---------------
         Class S                            19.30%                   (1.16)%
         Russell 1000 Value Index(1)        21.13%                    2.80%(4)
         Russell 1000 Index(2)              19.48%                   (0.81)%(4)
         S&P Barra Value Index(3)           22.26%                   (1.24)%(4)

The table above illustrates the total return of ING VP MagnaCap Portfolio against the Russell 1000 Value Index, Russell 1000 Index and the S&P Barra Value Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Portfolio distributions or the redemption of Portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total return results would have been lower had there been no waiver to the Portfolio.

THE PERFORMANCE UPDATE ILLUSTRATES PERFORMANCE FOR A VARIABLE INVESTMENT OPTION AVAILABLE THROUGH A VARIABLE ANNUITY CONTRACT. THE PERFORMANCE SHOWN INDICATES PAST PERFORMANCE AND IS NOT A PROJECTION OR PREDICTION OF FUTURE RESULTS. ACTUAL INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES AND/OR UNITS, AT REDEMPTION, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE CALL (800) 366-0066 TO GET PERFORMANCE THROUGH THE MOST RECENT MONTH END.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1) The Russell 1000 Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values, which more closely tracks the types of securities in which the Portfolio invests than the S&P Barra Value Index.

(2) The Russell 1000 Index is a comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies.

(3) The S&P Barra Value Index is an unmanaged capitalization weighted index of all stocks in the S&P 500 Index that have low price-to-book ratios. It is designed so that approximately 50% of the market capitalization of the S&P 500 Index is in the S&P Barra Value Index.

(4) Since inception performance for the index is shown from May 1, 2001.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. International investing does pose special risks including currency fluctuation, economical and political risks not found in domestic investments. The value of convertible or debt securities may fall when interest rates rise. From time to time, the stock market may not favor the value securities that meet the Portfolio's disciplined investment criteria. Rather, the market could favor growth-oriented stocks, or small company stocks or may not favor equities at all. Stocks of small and mid-sized companies tend to be less liquid and more volatile than stocks of larger companies and an be more susceptible to price swings because they have fewer financial resources, more limited product and market diversification, and many are dependent on a few key managers. The lending of securities may have a leveraging effect, which may increase the Portfolio's volatility.

ING VP CONVERTIBLE PORTFOLIO                          PORTFOLIO MANAGERS' REPORT

PORTFOLIO MANAGEMENT TEAM: A team of investment professionals led by Anuradha Sahai, ING Investment Management Co., (formerly, Aeltus Investment Management, Inc.)-- the Sub-Adviser.

GOAL: The ING VP Convertible Portfolio (the "Portfolio") seeks maximum total return, consisting of capital appreciation and current income by investing primarily in convertible securities.

CONVERTIBLE MARKET OVERVIEW: The convertible market advanced with improving equity markets raising the equity sensitivity of many issues, but the widening of spreads on inflationary fears held back gains to a more moderate level. Also, a continued decline in volatility of the underlying equities held back convertibles from outperforming the equity markets over the six months ended June 30, 2004. Default rates have decreased while balance sheets continue to improve. With improved confidence in the economic rebound, growth names outpaced traditional value names during this period as also witnessed by the equity markets.

Convertibles shifted from being more bond-like last year to becoming a more equity sensitive asset class. This shift was likely spurred by the increasing valuations in underlying equities, heavy new issuance of additional equity sensitive convertibles, and redemption of higher interest bearing bond-like convertibles.

Liquidity in the market remains favorable in contrast to some fixed income markets. Rates remain on the lower end with increased equity valuations versus last year. The convertible market remains an attractive market for issuers to raise capital cheaply.

PERFORMANCE: For the sixth months ended June 30, 2004, the Portfolio's Class S shares provided a total return of 2.05%, compared to the Merrill Lynch All Convertible Excluding Mandatory All Qualities ("Merrill Lynch All Convertibles") Index(1) and the First Boston Convertible Index(2), which returned 3.19% and 2.87%, respectively, for the same period

PORTFOLIO SPECIFICS: As mentioned previously, the Portfolio had adopted a barbell approach with some heavy weights in more defensive bond-like higher income names along with some equity sensitive names with good fundamentals. This proved successful as the Portfolio tended to perform consistently on both down days, as well as up days versus its peer group.

The most negative performing sector in the Merrill Lynch All Convertibles Index was the transportation sector, primarily due to the considerable underperformance of the airlines sub-sector. Due to security selection and weightings distribution within the sector, the Portfolio was able to deliver positive returns in the sector. Security selection was the major driver of positive performance in the consumer discretionary, technology and utilities sectors as well. This was offset by underperformance in the healthcare and telecommunications sectors. The healthcare sector benefited from a significant rise in two names, which the Portfolio did not own. Also, the Portfolio was underweight the sector. A higher cash weighting in the Portfolio also held back performance, especially on up days in the equity markets.

MARKET OUTLOOK: U.S. economic indicators continue to improve, but we still believe that equity market valuations nonetheless reflect some over optimism about the strength of the U.S. economic recovery. Inflationary fears, along with geopolitical concerns and upcoming presidential elections, may decrease the visibility for the financial markets for the remainder of the year.

In these volatile times, we believe convertible securities are attractive relative to comparable asset classes due to their bond floor downside protection while providing equity-like upside. Despite the fear of higher rates, improving balance sheets and lower default risk should keep bond floors from dropping much. We continue to look for companies across sectors that will benefit from a gradually recovering economy, as we expect the market will reward companies that typically profit in the recovery part of the cycle. We are looking to increase our weighting in the consumer cyclical sector to participate in the upside these sectors may witness with the improving economic picture as well as from the benefit of an election year. We are also looking to increase our healthcare weighting through active security selection, as the Portfolio is significantly underweight the sector coming out of the last six months. A bottom up approach, which relies on fundamental analysis and careful security selection within our broader top down sector positioning strategy, continues to be the foundation for our investment decisions.

PORTFOLIO MANAGERS' REPORT                          ING VP CONVERTIBLE PORTFOLIO

                                                   AVERAGE ANNUAL TOTAL RETURNS FOR THE
                                                       PERIODS ENDED JUNE 30, 2004
                                                   ------------------------------------
                                                                        SINCE INCEPTION
                                                   1 YEAR               AUGUST 20, 2001
                                                   ------               ---------------
         Class S                                   16.95%                    8.86%
         Merrill Lynch All Convertibles Index(1)   14.24%                   24.11%(3)
         First Boston Convertible Index(2)         13.36%                    7.85%(3)

The table above illustrates the total return of ING VP Convertible Portfolio against the Merrill Lynch All Convertibles Index and the First Boston Convertible Index. The indices are unmanaged and have no cash in their portfolios, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Portfolio distributions or the redemption of Portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total return results would have been lower had there been no waiver to the Portfolio.

THE PERFORMANCE UPDATE ILLUSTRATES PERFORMANCE FOR A VARIABLE INVESTMENT OPTION AVAILABLE THROUGH A VARIABLE ANNUITY CONTRACT. THE PERFORMANCE SHOWN INDICATES PAST PERFORMANCE AND IS NOT A PROJECTION OR PREDICTION OF FUTURE RESULTS. ACTUAL INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES AND/OR UNITS, AT REDEMPTION, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE CALL (800) 366-0066 TO GET PERFORMANCE THROUGH THE MOST RECENT MONTH END.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1) The Merrill Lynch All Convertibles Index is an unmanaged market capitalization-weighted index including non-mandatory domestic corporate convertible securities with at least an original par of $50 million or a $50 million market value; securities dropping below a market value of $40 million are excluded. Securities must

(2) The First Boston Convertible Index is an unmanaged index that measures the performance of a universe of convertible securities that are similar, but not identical, to those in the Fund's portfolio.

(3) Since inception performance for the index is shown from September 1, 2001.

PRINCIPAL RISK FACTOR(S): Convertible securities have investment characteristics of both equity and debt securities. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio may invest in small- and medium-sized companies, which may be more susceptible to greater price swings and less liquid than larger companies. The value of convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond. This Portfolio may be subject to more credit risk than many bond funds, because the convertible securities and debt securities in which it invests may be lower-rated securities. The Portfolio could lose money if it cannot sell a security at the time and price beneficial to the Portfolio. The Portfolio's portfolio turnover rate impacts performance. The lending of securities may have a leveraging effect, which may increase the Portfolio's volatility.

ING VP INTERNATIONAL VALUE PORTFOLIO                  PORTFOLIO MANAGER'S REPORT

PORTFOLIO MANAGEMENT TEAM: Richard Saler and Philip Schwartz, both Senior Vice President and Director of International Investment Strategy with ING Investment Management Co., (formerly, Aeltus Investment Management, Inc.)-- the Sub-Adviser.

GOAL: The ING VP International Value Portfolio (the "Portfolio") seeks long-term capital appreciation by investing primarily in foreign companies with market capitalizations greater than $1 billion.

PERFORMANCE: For the six months ended June 30, 2004, the Portfolio's Class S shares provided a total return of 2.54% compared to the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index(1), which returned 4.86% for the same period.

PORTFOLIO SPECIFICS: Over the six months ended June 30, 2004, the Portfolio has been gradually shifted to a more defensive posture. Our performance was negatively affected as a consequence of both allocation and selection, although our underweights in offensive sectors such as telecom positively contributed to returns. Stock selection in the industrials sector was weak, but was partially offset by strong selection in consumer discretionary stocks.

On an individual basis, the Hungarian OTP Bank Rt. and OPAP SA, the Greek amusement company, which reported a strong outlook for a new game, were our strong performers. On the other hand, the shares of the Swiss-based provider of temporary workers, Adecco International, fell sharply after announcing it would have to delay the release of its 2003 financial statements. Given the uncertainties, we decided to sell the stock from the Portfolio. Gold Fields Ltd., the South-African based precious metals producer, hurt performance due to adverse currency movements.

During the reporting period, we added to financials with a focus on insurance. We reduced our exposure to industrials, mainly as a consequence of the sale of Adecco and United Kingdom's BAA, and some consumer discretionary holdings. On a regional basis, we reduced our exposure to emerging markets, which have benefited from low interest rates and strong commodity demand from China, but currently are under pressure.

MARKET OUTLOOK: We believe that the shift of stock market leadership away from the speculative, lower quality, high price-to-earnings (P/E) stocks toward higher quality companies will continue during the second half of 2004. However, the remainder of the year will likely be challenging as we continue to assess the ongoing impact of economic trends, the difficult Iraqi conflict, China's influence on worldwide growth and inflation, and the U.S presidential campaign. The European recovery shows no sign of imminent acceleration. Furthermore, the slowing Chinese economy may continue to be reflected in lower import volumes and lower commodity prices, which could further damage many emerging market economies. On the other hand, in Japan, we see some signs that domestic consumption growth might be on the rise.

We continue to seek attractively valued, financially strong companies. We keep our focus on defensive sectors such as consumer staples, energy and health care. These areas present good opportunities relative to the benchmark in a potentially rising interest-rate environment.

PORTFOLIO MANAGERS' REPORT                  ING VP INTERNATIONAL VALUE PORTFOLIO

                                            AVERAGE ANNUAL TOTAL RETURNS FOR THE
                                                PERIODS ENDED JUNE 30, 2004
                                            ------------------------------------
                                                                 SINCE INCEPTION
                                            1 YEAR               MARCH 19, 2002
                                            ------               --------------
         Class S                            25.63%                    3.32%
         MSCI EAFE Index(1)                 32.85%                    9.39%(2)

The table above illustrates the total return of ING VP International Value Portfolio against the MSCI EAFE Index. The Index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Portfolio distributions or the redemption of Portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total return results would have been lower had there been no waiver to the Portfolio.

THE PERFORMANCE UPDATE ILLUSTRATES PERFORMANCE FOR A VARIABLE INVESTMENT OPTION AVAILABLE THROUGH A VARIABLE ANNUITY CONTRACT. THE PERFORMANCE SHOWN INDICATES PAST PERFORMANCE AND IS NOT A PROJECTION OR PREDICTION OF FUTURE RESULTS. ACTUAL INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES AND/OR UNITS, AT REDEMPTION, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE CALL (800) 366-0066 TO GET PERFORMANCE THROUGH THE MOST RECENT MONTH END.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1) The MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East.

(2) Since inception performance for the index is shown from April 1, 2002.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic. Risks of foreign investing are generally intensified for investments in emerging markets. In exchange for higher growth potential, investing in stocks of small- and mid-sized companies may entail greater price volatility than investing in stocks of larger companies. From time-to-time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities, or may not favor equities at all. The Portfolio could lose money if it cannot sell a security at the time and price beneficial to the Portfolio. The lending of securities may have a leveraging effect, which may increase the Portfolio's volatility. The value of convertible or debt securities may fall when interest rates rise. Convertibles or debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter maturities.

      STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2004 (Unaudited)

                                                             ING VP           ING VP           ING VP           ING VP
                                                            LARGECAP          MIDCAP          SMALLCAP         FINANCIAL
                                                             GROWTH        OPPORTUNITIES    OPPORTUNITIES      SERVICES
                                                            PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                         ---------------  ---------------  ---------------  ---------------
ASSETS:
Investments in securities at value+*                     $     2,441,276  $   123,510,644  $   179,824,601  $     7,723,952
Short-term investments at amortized cost                              --               --       43,815,916               --
Repurchase agreement                                                  --        4,518,000        7,068,000          716,000
Cash                                                              29,378              125              786               --
Receivables:
     Investment securities sold                                    4,505          264,586        3,170,080               --
     Dividends and interest                                          346           25,538           19,699            4,935
     Prepaid expenses                                                177            2,591            2,309            8,411
Reimbursement due from manager                                     2,083            2,196           13,091           12,928
                                                         ---------------  ---------------  ---------------  ---------------
         Total assets                                          2,477,765      128,323,680      233,914,482        8,466,226
                                                         ---------------  ---------------  ---------------  ---------------
LIABILITIES:
Payable for investment securities purchased                       23,967        1,885,588        3,314,104          631,548
Payable upon receipt of securities loaned                             --               --       43,815,916               --
Payable to affiliates                                              2,184           96,640          142,624            5,291
Payable to custodian                                                  --               --               --               70
Payable for trustee fees                                           1,271            3,234            2,586               61
Other accrued expenses and liabilities                            21,131          125,524          149,178           20,322
                                                         ---------------  ---------------  ---------------  ---------------
         Total liabilities                                        48,553        2,110,986       47,424,408          657,292
                                                         ---------------  ---------------  ---------------  ---------------
NET ASSETS                                               $     2,429,212  $   126,212,694  $   186,490,074  $     7,808,934
                                                         ===============  ===============  ===============  ===============
NET ASSETS WERE COMPRISED OF:
Paid-in capital                                          $     2,155,627  $   105,257,055  $   228,889,257  $     7,711,708
Undistributed net investment income
  (accumulated net investment loss)                              (12,692)        (179,638)        (653,627)           3,873
Accumulated net realized gain (loss) on investments             (129,887)        (276,847)     (82,201,455)           1,718
Net unrealized appreciation on investments                       416,164       21,412,124       40,455,899           91,635
                                                         ---------------  ---------------  ---------------  ---------------
NET ASSETS                                               $     2,429,212  $   126,212,694  $   186,490,074  $     7,808,934
                                                         ===============  ===============  ===============  ===============

----------
+  Including securities loaned at value                  $            --  $            --  $    42,933,313  $            --
*  Cost of investments in securities                     $     2,025,112  $   102,098,520  $   139,368,702  $     7,632,317

CLASS I:
Net assets                                                           n/a  $    84,421,249  $    85,987,342  $     1,039,384
Shares authorized                                                    n/a        unlimited        unlimited        unlimited
Par value                                                            n/a  $          0.01  $          0.01  $          0.01
Shares outstanding                                                   n/a       13,076,702        5,745,543          102,081
Net asset value and redemption price per share                       n/a  $          6.46  $         14.97  $         10.18

CLASS S:
Net assets                                               $     2,429,212  $    41,791,445  $   100,502,732  $     6,769,550
Shares authorized                                              unlimited        unlimited        unlimited        unlimited
Par value                                                $          0.01  $          0.01  $          0.01  $          0.01
Shares outstanding                                               265,019        6,529,433        6,760,202          665,653
Net asset value and redemption price per share           $          9.17  $          6.40  $         14.87  $         10.17

                 See Accompanying Notes to Financial Statements

      STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2004 (Unaudited)

                                                                                               ING VP
                                                             ING VP           ING VP        INTERNATIONAL
                                                            MAGNACAP        CONVERTIBLE         VALUE
                                                            PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                         ---------------  ---------------  ---------------
ASSETS:
Investments in securities at value+*                     $    37,180,488  $     6,115,555  $   251,458,324
Short-term investments at amortized cost                              --               --        7,633,396
Repurchase agreement                                             797,000          470,000       18,743,000
Cash                                                                 898              187            9,481
Foreign currencies at value**                                         --           22,143          143,394
Receivables:
     Investment securities sold                                       --               --          306,344
     Dividends and interest                                       59,359           35,371          599,244
Prepaid expenses                                                     566               50            7,819
Reimbursement due from manager                                    17,525            2,892           73,474
                                                         ---------------  ---------------  ---------------
         Total assets                                         38,055,836        6,646,198      278,974,476
                                                         ---------------  ---------------  ---------------
LIABILITIES:
Payable for investment securities purchased                           --           25,000        6,573,584
Payable upon receipt of securities loaned                             --               --        7,633,396
Unrealized depreciation on forward currency contracts                 --               --           74,829
Payable to affiliates                                             31,362            6,280          241,594
Payable for trustee fees                                           1,197              550           17,539
Other accrued expenses and liabilities                            35,060           24,933          127,827
                                                         ---------------  ---------------  ---------------
         Total liabilities                                        67,619           56,763       14,668,769
                                                         ---------------  ---------------  ---------------
NET ASSETS                                               $    37,988,217  $     6,589,435  $   264,305,707
                                                         ===============  ===============  ===============
NET ASSETS WERE COMPRISED OF:
Paid-in capital                                          $    34,648,008  $     6,092,125  $   240,723,390
Undistributed net investment income                              212,924           37,419        1,903,185
Accumulated net realized gain (loss) on investments and
 foreign currencies                                           (1,942,470)         110,602        3,856,096
Net unrealized appreciation on investments and
 foreign currencies                                            5,069,755          349,289       17,823,036
                                                         ---------------  ---------------  ---------------
NET ASSETS                                               $    37,988,217  $     6,589,435  $   264,305,707
                                                         ===============  ===============  ===============

----------
 + Including securities loaned at value                  $            --  $            --  $     7,369,270
 * Cost of investments in securities                     $    32,110,733  $     5,766,222  $   233,658,239
** Cost of foreign currencies                            $            --  $        22,187  $       143,667

CLASS I:
Net assets                                               $     7,875,723              n/a  $   263,597,008
Shares authorized                                              unlimited              n/a        unlimited
Par value                                                $          0.01              n/a  $          0.01
Shares outstanding                                               878,469              n/a       23,392,951
Net asset value and redemption price per share           $          8.97              n/a  $         11.27

CLASS S:
Net assets                                               $    30,112,494  $     6,589,435  $       708,699
Shares authorized                                              unlimited        unlimited        unlimited
Par value                                                $          0.01  $          0.01  $          0.01
Shares outstanding                                             3,347,174          566,478           62,096
Net asset value and redemption price per share           $          9.00  $         11.63  $         11.41

                 See Accompanying Notes to Financial Statements

    STATEMENTS OF OPERATIONS for the periods ended June 30, 2004 (Unaudited)

                                                             ING VP           ING VP           ING VP           ING VP
                                                            LARGECAP          MIDCAP          SMALLCAP         FINANCIAL
                                                             GROWTH        OPPORTUNITIES    OPPORTUNITIES      SERVICES
                                                            PORTFOLIO        PORTFOLIO        PORTFOLIO      PORTFOLIO(1)
                                                         ---------------  ---------------  ---------------  ---------------
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*                $         6,112  $       115,853  $       199,066  $         8,735
Interest                                                              --            7,540           21,545            1,166
Securities lending income                                             --              623           50,005               --
                                                         ---------------  ---------------  ---------------  ---------------
     Total investment income                                       6,112          124,016          270,616            9,901
                                                         ---------------  ---------------  ---------------  ---------------
EXPENSES:
Investment advisory fees                                           9,049          234,304          688,954            4,600
Distribution and service fees:
     Class S                                                       3,016           25,998          121,005            1,133
Transfer agent fees:
     Class I                                                          --            4,099            6,245               32
     Class S                                                       3,106            2,209            6,906               91
Administrative service fees                                        1,206           31,240           91,859              613
Custody and accounting expense                                     5,786            7,350           31,032              123
Shareholder reporting expense                                        546           16,937           28,482              246
Registration fees                                                     --               42              458              123
Professional fees                                                  2,457            6,236           55,563              184
Trustee fees                                                          46              182            2,730               61
Merger expense                                                        --            4,668               --               --
Offering expense                                                      --               --               --           11,689
Miscellaneous expense                                                445            1,620            3,104               61
                                                         ---------------  ---------------  ---------------  ---------------
     Total expenses                                               25,657          334,885        1,036,338           18,956
                                                         ---------------  ---------------  ---------------  ---------------
Less:
     Net waived and reimbursed fees                               12,371           31,231          112,095           12,928
     Brokerage commission recapture                                   19               --               --               --
                                                         ---------------  ---------------  ---------------  ---------------
     Net expenses                                                 13,267          303,654          924,243            6,028
                                                         ---------------  ---------------  ---------------  ---------------
Net investment income (loss)                                      (7,155)        (179,638)        (653,627)           3,873
                                                         ---------------  ---------------  ---------------  ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
Net realized gain on investments                                 123,944        1,875,218        4,055,140            1,718
                                                         ---------------  ---------------  ---------------  ---------------
Net change in unrealized appreciation or
  depreciation on investments                                    109,995       17,896,234       (1,192,452)          91,635
                                                         ---------------  ---------------  ---------------  ---------------
Net realized and unrealized gain on investments                  233,939       19,771,452        2,862,688           93,353
                                                         ---------------  ---------------  ---------------  ---------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS         $       226,784  $    19,591,814  $     2,209,061  $        97,226
                                                         ===============  ===============  ===============  ===============

----------
  * Foreign taxes withheld                               $            13  $            --  $            --  $            --
(1) Portfolio commenced operations on May 3, 2004

                 See Accompanying Notes to Financial Statements

    STATEMENTS OF OPERATIONS for the periods ended June 30, 2004 (Unaudited)

                                                                                               ING VP
                                                             ING VP           ING VP        INTERNATIONAL
                                                            MAGNACAP        CONVERTIBLE         VALUE
                                                            PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                         ---------------  ---------------  ---------------
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*                $       440,804  $        33,162  $     3,567,872
Interest                                                           5,446           67,024          449,794
Securities lending income                                             --               --           11,252
                                                         ---------------  ---------------  ---------------
     Total investment income                                     446,250          100,186        4,028,918
                                                         ---------------  ---------------  ---------------
EXPENSES:
Investment advisory fees                                         141,174           22,198        1,170,124
Distribution and service fees:
     Class S                                                      37,469            7,399              752
Transfer agent fees:
     Class I                                                       1,331               --           16,820
     Class S                                                       5,201            3,098               44
Administrative service fees                                       18,823            2,960          117,011
Custody and accounting expense                                     6,006            8,260           64,976
Shareholder reporting expense                                     31,074              364           37,702
Registration fees                                                      8               --            1,969
Professional fees                                                 13,286            2,710           36,063
Trustee fees                                                         182              182            7,462
Miscellaneous expense                                                821              243            4,017
                                                         ---------------  ---------------  ---------------
     Total expenses                                              255,375           47,414        1,456,940
                                                         ---------------  ---------------  ---------------
Less:
     Net waived and reimbursed fees                               56,516           14,828          285,555
     Brokerage commission recapture                                   --               --              679
                                                         ---------------  ---------------  ---------------
     Net expenses                                                198,859           32,586        1,170,706
                                                         ---------------  ---------------  ---------------
Net investment income                                            247,391           67,600        2,858,212
                                                         ---------------  ---------------  ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
     Investments                                                 315,536          108,537        8,658,846
     Foreign currencies                                               --            2,076         (569,649)
                                                         ---------------  ---------------  ---------------
Net realized gain on investments and foreign
  currencies                                                     315,536          110,613        8,089,197
                                                         ---------------  ---------------  ---------------
Net change in unrealized appreciation or depreciation
  on:
     Investments                                                  (4,128)         (78,086)      (5,282,041)
     Foreign currencies                                               --              (44)          23,011
                                                         ---------------  ---------------  ---------------
Net change in unrealized appreciation or depreciation
  on investments and foreign currencies                           (4,128)         (78,130)      (5,259,030)
                                                         ---------------  ---------------  ---------------
Net realized and unrealized gain on investments and
  foreign currencies                                             311,408           32,483        2,830,167
                                                         ---------------  ---------------  ---------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS         $       558,799  $       100,083  $     5,688,379
                                                         ===============  ===============  ===============

----------
*Foreign taxes withheld                                  $         8,882  $            --  $       553,866

                 See Accompanying Notes to Financial Statements

                 STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

                                                                     ING VP                            ING VP
                                                                 LARGECAP GROWTH                MIDCAP OPPORTUNITIES
                                                                    PORTFOLIO                         PORTFOLIO
                                                         --------------------------------  --------------------------------
                                                           SIX MONTHS          YEAR          SIX MONTHS          YEAR
                                                              ENDED            ENDED            ENDED            ENDED
                                                            JUNE 30,       DECEMBER 31,       JUNE 30,       DECEMBER 31,
                                                               2004             2003             2004             2003
                                                         ---------------  ---------------  ---------------  ---------------
FROM OPERATIONS:
Net investment loss                                      $        (7,155) $        (8,937) $      (179,638) $       (77,797)
Net realized gain on investments                                 123,944          303,674        1,875,218          732,301
Net change in unrealized appreciation or depreciation
  on investments                                                 109,995          264,991       17,896,234        3,494,144
                                                         ---------------  ---------------  ---------------  ---------------
  Net increase in net assets resulting from operations           226,784          559,728       19,591,814        4,148,648
                                                         ---------------  ---------------  ---------------  ---------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                  13,823        1,247,320       94,843,992       18,018,143
Cost of shares redeemed                                         (169,755)        (768,570)      (8,808,661)      (8,858,736)
                                                         ---------------  ---------------  ---------------  ---------------
Net increase (decrease) in net assets resulting from
  capital share transactions                                    (155,932)         478,750       86,035,331        9,159,407
                                                         ---------------  ---------------  ---------------  ---------------
Net increase in net assets                                        70,852        1,038,478      105,627,145       13,308,055
                                                         ---------------  ---------------  ---------------  ---------------
NET ASSETS:
Beginning of period                                            2,358,360        1,319,882       20,585,549        7,277,494
                                                         ---------------  ---------------  ---------------  ---------------
End of period                                            $     2,429,212  $     2,358,360  $   126,212,694  $    20,585,549
                                                         ===============  ===============  ===============  ===============
Accumulated net investment loss at end of period         $       (12,692) $        (5,537) $      (179,638) $            --
                                                         ===============  ===============  ===============  ===============

                 See Accompanying Notes to Financial Statements

                STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

                                                          ING VP                    ING VP                    ING VP
                                                   SMALLCAP OPPORTUNITIES      FINANCIAL SERVICES             MAGNACAP
                                                         PORTFOLIO                 PORTFOLIO                 PORTFOLIO
                                               -----------------------------     -------------     -----------------------------
                                                SIX MONTHS         YEAR             MAY 3,          SIX MONTHS         YEAR
                                                   ENDED           ENDED          2004(1) TO           ENDED           ENDED
                                                 JUNE 30,      DECEMBER 31,        JUNE 30,          JUNE 30,      DECEMBER 31,
                                                   2004            2003              2004              2004            2003
                                               -------------   -------------     -------------     -------------   -------------
FROM OPERATIONS:
Net investment income (loss)                   $    (653,627)  $    (919,099)    $       3,873     $     247,391   $     291,124
Net realized gain (loss) on investments            4,055,140       6,098,772             1,718           315,536      (1,172,484)
Net change in unrealized appreciation or
  depreciation on investments                     (1,192,452)     37,095,023            91,635            (4,128)      8,148,404
                                               -------------   -------------     -------------     -------------   -------------
  Net increase in net assets resulting from
    operations                                     2,209,061      42,274,696            97,226           558,799       7,267,044
                                               -------------   -------------     -------------     -------------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
    Class I                                               --              --                --           (26,302)        (64,502)
    Class S                                               --              --                --           (81,916)       (152,871)
                                               -------------   -------------     -------------     -------------   -------------
Total distributions                                       --              --                --          (108,218)       (217,373)
                                               -------------   -------------     -------------     -------------   -------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                  23,685,412      98,943,784         7,835,319         5,664,609      17,013,807
Net proceeds from shares issued in merger                 --              --                --                --       2,799,176
Dividends reinvested                                      --              --                --           106,774         217,373
Cost of shares redeemed                          (25,475,097)    (51,828,693)         (123,611)       (4,648,300)     (8,377,017)
                                               -------------   -------------     -------------     -------------   -------------
Net increase (decrease) in net assets
  resulting from capital share transactions       (1,789,685)     47,115,091         7,711,708         1,123,083      11,653,339
                                               -------------   -------------     -------------     -------------   -------------
Net increase in net assets                           419,376      89,389,787         7,808,934         1,573,664      18,703,010
                                               -------------   -------------     -------------     -------------   -------------
NET ASSETS:
Beginning of period                              186,070,698      96,680,911                --        36,414,553      17,711,543
                                               -------------   -------------     -------------     -------------   -------------
End of period                                  $ 186,490,074   $ 186,070,698     $   7,808,934     $  37,988,217   $  36,414,553
                                               =============   =============     =============     =============   =============
Undistributed net investment income
  (accumulated net investment loss) at
  end of period                                $    (653,627)   $         --     $       3,873     $     212,924   $      73,751
                                               =============   =============     =============     =============   =============

----------
(1) Commencement of operations.

                 See Accompanying Notes to Financial Statements

                STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

                                                                     ING VP                            ING VP
                                                                   CONVERTIBLE                   INTERNATIONAL VALUE
                                                                    PORTFOLIO                         PORTFOLIO
                                                         --------------------------------  --------------------------------
                                                           SIX MONTHS          YEAR          SIX MONTHS          YEAR
                                                              ENDED            ENDED            ENDED            ENDED
                                                            JUNE 30,       DECEMBER 31,       JUNE 30,       DECEMBER 31,
                                                              2004             2003             2004             2003
                                                         ---------------  ---------------  ---------------  ---------------
FROM OPERATIONS:
Net investment income                                    $        67,600  $        76,534  $     2,858,212  $     1,494,709
Net realized gain on investments and foreign currencies          110,613          187,091        8,089,197        3,573,423
Net change in unrealized appreciation or depreciation
  of investments and foreign currencies                          (78,130)         437,770       (5,259,030)      26,153,098
                                                         ---------------  ---------------  ---------------  ---------------
  Net increase in net assets resulting from
    operations                                                   100,083          701,395        5,688,379       31,221,230
                                                         ---------------  ---------------  ---------------  ---------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
    Class I                                                           --               --         (973,323)      (1,324,044)
    Class S                                                      (32,215)         (78,783)          (1,839)          (1,672)
Net realized gains:
    Class S                                                      (30,386)         (68,444)              --               --
                                                         ---------------  ---------------  ---------------  ---------------
Total distributions                                              (62,601)        (147,227)        (975,162)      (1,325,716)
                                                         ---------------  ---------------  ---------------  ---------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                               2,956,802        2,987,750      112,589,312      374,729,115
Dividends reinvested                                              56,459          147,227          975,162        1,325,716
Cost of shares redeemed                                       (1,019,976)        (657,105)     (17,108,295)    (306,897,912)
                                                         ---------------  ---------------  ---------------  ---------------
Net increase (decrease) in net assets resulting from
  capital share transactions                                   1,993,285        2,477,872       96,456,179       69,156,919
                                                         ---------------  ---------------  ---------------  ---------------
Net increase in net assets                                     2,030,767        3,032,040      101,169,396       99,052,433
                                                         ---------------  ---------------  ---------------  ---------------
NET ASSETS:

Beginning of period                                            4,558,668        1,526,628      163,136,311       64,083,878
                                                         ---------------  ---------------  ---------------  ---------------
End of period                                            $     6,589,435  $     4,558,668  $   264,305,707  $   163,136,311
                                                         ===============  ===============  ===============  ===============
Undistributed net investment income at
  end of period                                          $        37,419  $         2,034  $     1,903,185  $        20,135
                                                         ===============  ===============  ===============  ===============

                 See Accompanying Notes to Financial Statements

ING VP LARGECAP GROWTH PORTFOLIO (UNAUDITED)                FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                           CLASS S
                                                                --------------------------------------------------------------
                                                                  SIX MONTHS                                        PERIOD
                                                                     ENDED          YEAR ENDED DECEMBER 31,          ENDED
                                                                   JUNE 30,      -----------------------------   DECEMBER 31,
                                                                     2004            2003             2002          2001(1)
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                         $           8.34            6.27            9.66           10.00
 Income (loss) from investment operations:
 Net investment loss                                          $          (0.03)          (0.03)          (0.01)          (0.01)
 Net realized and unrealized gain (loss) on investments       $           0.86            2.10           (3.35)          (0.33)
 Total from investment operations                             $           0.83            2.07           (3.36)          (0.34)
 Less distributions from:
 Net investment income                                        $             --              --            0.03              --
 Total distributions                                          $             --              --            0.03              --
 Net asset value, end of period                               $           9.17            8.34            6.27            9.66
 TOTAL RETURN(2)                                              %           9.95           33.01          (34.80)          (3.40)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                            $          2,429           2,358           1,320           1,017
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)               %           1.10            1.10            1.10            1.10
 Net expenses after expense reimbursement and
 brokerage commission recapture(3)(4)                         %           1.10            1.07            1.10            1.10
 Gross expenses prior to expense reimbursement and
 brokerage commission recapture(3)                            %           2.13            2.04            3.64            7.19
 Net investment income after expense reimbursement
 and brokerage commission recapture(3)(4)                     %          (0.59)          (0.48)          (0.41)          (0.47)
 Portfolio turnover rate                                      %             30             296             496             159

(1)  The Portfolio commenced operations on August 2, 2001.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.

(3)  Annualized for periods less than one year.

(4) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

ING VP MIDCAP OPPORTUNITIES PORTFOLIO (UNAUDITED)          FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                           CLASS S
                                                                --------------------------------------------------------------
                                                                  SIX MONTHS                                        PERIOD
                                                                     ENDED          YEAR ENDED DECEMBER 31,          ENDED
                                                                   JUNE 30,      -----------------------------   DECEMBER 31,
                                                                     2004            2003             2002          2001(1)
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                         $           6.11            4.47            6.04            7.10
 Income (loss) from investment operations:
 Net investment loss                                          $          (0.01)          (0.03)          (0.02)          (0.01)
 Net realized and unrealized gain (loss) on investments       $           0.30            1.67           (1.55)          (1.05)
 Total from investment operations                             $           0.29            1.64           (1.57)          (1.06)
 Net asset value, end of period                               $           6.40            6.11            4.47            6.04
 TOTAL RETURN(2)                                              %           4.75           36.69          (25.99)         (14.93)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                            $         41,791           7,089           2,595             865
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)               %           1.10            1.10            1.12            1.10
 Gross expenses prior to expense reimbursement(3)             %           1.23            1.45            1.75            4.28
 Net investment loss after expense
 reimbursement(3)(4)                                          %          (0.71)          (0.73)          (0.67)          (0.67)
 Portfolio turnover rate                                      %             29             162             387             429

(1)  The Portfolio commenced offering of Class S shares on May 7, 2001.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.

(3)  Annualized for periods less than one year.

(4) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

ING VP SMALLCAP OPPORTUNITIES PORTFOLIO (UNAUDITED)         FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                           CLASS S
                                                                  ----------------------------------------------------------------
                                                                  SIX MONTHS                                            PERIOD
                                                                     ENDED          YEAR ENDED DECEMBER 31,             ENDED
                                                                   JUNE 30,      -----------------------------        DECEMBER 31,
                                                                     2004                2003            2002           2001(1)
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                         $          14.68           10.61           18.86           21.97
 Income (loss) from investment operations:
 Net investment loss                                          $          (0.06)          (0.10)*         (0.08)          (0.05)
 Net realized and unrealized gain (loss) on investments       $           0.25            4.17           (8.17)          (3.01)
 Total from investment operations                             $           0.19            4.07           (8.25)          (3.06)
 Less distributions from:
 Net realized gain on investments                             $             --              --              --            0.05
 Total distributions                                          $             --              --              --            0.05
 Net asset value, end of period                               $          14.87           14.68           10.61           18.86
 TOTAL RETURN(2)                                              %           1.29           38.36          (43.74)         (13.90)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                            $        100,503          95,039          31,914          15,743
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)               %           1.10            1.10            1.10            1.10
 Gross expenses prior to expense reimbursement(3)             %           1.25            1.32            1.49            1.71
 Net investment loss after expense reimbursement(3)(4)        %          (0.81)          (0.82)          (0.97)          (0.90)
 Portfolio turnover rate                                      %             32             168             414             304

(1)  The Portfolio commenced offering of Class S shares on May 3, 2001.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.

(3)  Annualized for periods less than one year.

(4) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

* Per share data calculated using weighted average number of shares outstanding throughout the period.

                 See Accompanying Notes to Financial Statements

ING VP FINANCIAL SERVICES PORTFOLIO (UNAUDITED)             FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                              CLASS S
                                                                           --------------
                                                                             SIX MONTHS
                                                                               ENDED
                                                                              JUNE 30,
                                                                              2004(1)
-----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                   $           10.00
 Income from investment operations:
 Net investment income                                                  $            0.00*
 Net realized and unrealized gain on investments                        $            0.17
 Total from investment operations                                       $            0.17
 Net asset value, end of period                                         $           10.17
 TOTAL RETURN(2)                                                        %            1.70

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                      $           6,770
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                         %            1.05
 Gross expenses prior to expense reimbursement(3)                       %            3.70
 Net investment income after expense reimbursement(3)(4)                %            0.52
 Portfolio turnover rate                                                %               2

(1)  The Portfolio commenced offering of Class S shares on May 3, 2004.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.

(3)  Annualized for periods less than one year.

(4) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

*    Amount is less than $0.01 per share.

                 See Accompanying Notes to Financial Statements

ING VP MAGNACAP PORTFOLIO (UNAUDITED)                       FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                           CLASS S
                                                                  ----------------------------------------------------------------
                                                                  SIX MONTHS                                            PERIOD
                                                                     ENDED          YEAR ENDED DECEMBER 31,             ENDED
                                                                   JUNE 30,      -----------------------------        DECEMBER 31,
                                                                     2004                2003            2002           2001(1)
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                         $           8.88            6.85            8.98            9.59
 Income (loss) from investment operations:
 Net investment income                                        $           0.06            0.08            0.07            0.05
 Net realized and unrealized gain (loss) on investments       $           0.08            2.01           (2.13)          (0.60)
 Total from investment operations                             $           0.14            2.09           (2.06)          (0.55)
 Less distributions from:
 Net investment income                                        $           0.02            0.06            0.07            0.06
 Total distributions                                          $           0.02            0.06            0.07            0.06
 Net asset value, end of period                               $           9.00            8.88            6.85            8.98
 TOTAL RETURN(2)                                              %           1.63           30.68          (22.99)          (5.75)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                            $         30,112          29,086          12,843           5,854
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)               %           1.10            1.17            1.10            1.10
 Gross expenses prior to expense reimbursement(3)             %           1.41            1.46            1.45            1.53
 Net investment income after expense reimbursement(3)(4)      %           1.27            1.16            1.01            1.13
 Portfolio turnover rate                                      %              7              92              47              72

(1)  The Portfolio commenced offering of Class S shares on May 3, 2001.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

ING VP CONVERTIBLE PORTFOLIO (UNAUDITED)                    FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                           CLASS S
                                                                  ----------------------------------------------------------------
                                                                  SIX MONTHS                                            PERIOD
                                                                     ENDED          YEAR ENDED DECEMBER 31,             ENDED
                                                                   JUNE 30,      -----------------------------        DECEMBER 31,
                                                                     2004                2003            2002           2001(1)
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                         $          11.51            9.45           10.42           10.00
 Income (loss) from investment operations:
 Net investment income                                        $           0.12            0.28            0.25            0.08
 Net realized and unrealized gain (loss) on investments       $           0.12            2.23           (0.97)           0.49
 Total from investment operations                             $           0.24            2.51           (0.72)           0.57
 Less distributions from:
 Net investment income                                        $           0.06            0.27            0.25            0.08
 Net realized gains on investments                            $           0.06            0.18              --            0.07
 Total distributions                                          $           0.12            0.45            0.25            0.15
 Net asset value, end of period                               $          11.63           11.51            9.45           10.42
 TOTAL RETURN(2)                                              %           2.05           26.99           (6.89)           5.67

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                            $          6,589           4,559           1,527             722
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)               %           1.10            1.10            1.12            1.10
 Gross expenses prior to expense reimbursement(3)             %           1.60            2.17            3.49            7.33
 Net investment income after expense reimbursement(3)(4)      %           2.28            2.91            2.76            2.49
 Portfolio turnover rate                                      %             50             177              69              14

(1)  The Portfolio commenced operations on August 20, 2001.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.

(3)  Annualized for periods less than one year.

(4) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

ING VP INTERNATIONAL VALUE PORTFOLIO (UNAUDITED)            FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                    CLASS S
                                                                 --------------------------------------------
                                                                   SIX MONTHS            YEAR          PERIOD
                                                                      ENDED              ENDED         ENDED
                                                                    JUNE 30,          DECEMBER 31,   DECEMBER 31,
                                                                      2004               2003          2002(1)
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                         $           11.16           8.68          10.80
 Income (loss) from investment operations:
 Net investment income                                        $            0.11           0.11           0.05
 Net realized and unrealized gain (loss) on investments       $            0.17           2.45          (2.10)
 Total from investment operations                             $            0.28           2.56          (2.05)
 Less distributions from:
 Net investment income                                        $            0.03           0.08           0.07
 Total distributions                                          $            0.03           0.08           0.07
 Net asset value, end of period                               $           11.41          11.16           8.68
 TOTAL RETURN(2)                                              %            2.54          29.79         (19.04)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                            $             709            534             42
 Ratios to average net assets:
 Net expenses after expense reimbursement and
 brokerage commission recapture(3)(4)                         %            1.20           1.20           1.20
 Gross expenses prior to expense reimbursement and
 brokerage commission recapture(3)                            %            1.50           1.38           1.83
 Net investment income after expense reimbursement
 and brokerage commission recapture(3)(4)                     %            2.22           1.31           0.56
 Portfolio turnover rate                                      %              38             89            164

(1)  The Portfolio commenced operations on March 19, 2002.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.

(3)  Annualized for periods less than one year.

(4) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

          NOTES TO FINANCIAL STATEMENTS as of June 30, 2004 (Unaudited)

NOTE 1 -- ORGANIZATION

Organization. The ING Variable Products Trust is a business trust organized under the laws of the Commonwealth of Massachusetts on December 17, 1993 and registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. There are ten investment series which comprise the Trust. The names of the seven Portfolios in this report, which offer Class S shares are ING VP LargeCap Growth Portfolio ("LargeCap Growth Portfolio"), ING VP MidCap Opportunities Portfolio ("MidCap Opportunities Portfolio"), ING VP SmallCap Opportunities Portfolio ("SmallCap Opportunities Portfolio"), ING VP Financial Services Portfolio ("Financial Services Portfolio"), ING VP MagnaCap Portfolio ("MagnaCap Portfolio"), ING VP Convertible Portfolio ("Convertible Portfolio") and ING VP International Value Portfolio ("International Value Portfolio").

Each Portfolio offers Class S shares. MidCap Opportunities Portfolio, SmallCap Opportunities Portfolio, Financial Services Portfolio, MagnaCap Portfolio and International Value Portfolio also offer Class I (formerly, Class R) shares. The two classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolio and earn income and realized gains/losses from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Differences in per share dividend rates generally result from the relative weighting of pro rata income and realized gain allocations and from differences in separate class expenses, including shareholder servicing fees.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. SECURITY VALUATION. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Portfolio's Valuation Procedures. U.S. Government obligations are valued by using market quotations or independent pricing services that uses prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

    Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Portfolio's Board of Trustees ("Board"), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio's Board, in accordance with methods that are specifically authorized by the Board. If a significant event which is likely to impact the value of one or more foreign securities held by a Portfolio occurs after the time at which the foreign market for such security(ies) closes but before the time that the Portfolio's net asset value is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time the Portfolio calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Investments in securities maturing in less than 60 days are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B. SECURITY TRANSACTIONS AND REVENUE RECOGNITION. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C. FOREIGN CURRENCY TRANSLATION. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

          (1) Market value of investment securities, other assets and liabilities -- at the exchange rates prevailing at the end of the day.

          (2) Purchases and sales of investment securities, income and expenses -- at the rates of exchange prevailing on the respective dates of such transactions.

    Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities' current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

    Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. Government securities. These risks include but are not limited to revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. Government securities.

D. FOREIGN CURRENCY TRANSACTIONS AND FUTURES CONTRACTS. Certain portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Portfolios either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

    Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Portfolio is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Portfolio agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Portfolios. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. DISTRIBUTIONS TO SHAREHOLDERS. The Portfolios record distributions to their shareholders on ex-dividend date. Dividends from net investment income are declared and paid quarterly by each Portfolio. Each Portfolio distributes capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from accounting principals generally accepted in the United States of America for investment companies.

F. FEDERAL INCOME TAXES. It is the policy of the Portfolios, to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expired.

G. USE OF ESTIMATES. Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America for investment companies. Actual results could differ from these estimates.

H. REPURCHASE AGREEMENTS. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities acceptable to it generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreement, plus accrued interest being invested by the Portfolio. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and it might incur disposition costs in liquidating the collateral.

I. SECURITIES LENDING. Each Portfolio has the option to temporarily loan up to 30% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash or U.S. Government securities. Generally, in the event of counterparty default, the Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

J. ILLIQUID AND RESTRICTED SECURITIES. Each Portfolio may not invest more than 15% of its net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolio to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933

    (1933 Act) or are securities offered pursuant to Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to procedures adopted by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board.

K. DELAYED DELIVERY TRANSACTIONS. A Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of these securities is identified in each Portfolio's Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to segregate liquid assets sufficient to cover the purchase price.

NOTE 3 -- INVESTMENT TRANSACTIONS

For the six months ended June 30, 2004, the cost of purchases and sales of securities, excluding short-term and U.S. Government securities, were as follows:

                                     PURCHASES          SALES
                                   --------------   -------------
LargeCap Growth                    $      725,417   $     887,778
MidCap Opportunities Portfolio        105,305,085      18,535,331
SmallCap Opportunities Portfolio       58,454,173      63,589,579
Financial Services Portfolio            7,736,395         105,796
MagnaCap Portfolio                      4,065,548       2,668,724
Convertible Portfolio                   4,288,629       2,727,431
International Value Portfolio         171,181,291      82,287,883

NOTE 4 -- INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Portfolios entered into an Investment Management Agreement with ING Investments, LLC (the "Investment Manager"), a wholly-owned subsidiary of ING Groep N.V. The Investment Management Agreement compensates the Investment Manager with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio. The Investment Manager receives an investment advisory fee calculated at an annual rate of 0.75% of average daily net assets from the LargeCap Growth, MidCap Opportunities, MagnaCap and Convertible Portfolios. For the SmallCap Opportunities Portfolio, the Investment Manager receives an investment advisory fee of 0.75% on the first $250 million, 0.70% on next $250 million, 0.65% on next $250 million, 0.60% on next $250 million, and 0.55% in excess of $1 billion of average daily net assets. For the Financial Services Portfolio, the Investment Manager receives an investment advisory fee of 0.75% on the first $500 million and 0.70% in excess of $500 million. The investment advisory fee for the International Value Portfolio is 1.00% of the average daily net assets from the International Value Portfolio.

The Investment Manager has engaged ING Investment Management Co., (formerly, Aeltus Investment Management, Inc., "ING IM"), a wholly-owned subsidiary of ING Groep N.V., to serve as Sub-Adviser to all of the Portfolios with the exception of the LargeCap Growth Portfolio.

Wellington Management Company, LLP, ("Wellington"), a Massachusetts limited liability partnership, serves as Sub-Adviser to the LargeCap Growth Portfolio pursuant to a Sub-Advisory Agreement with ING Investments.

ING Funds Services, LLC ("IFS"), a wholly-owned subsidiary of ING Groep N.V., acts as administrator and provides certain administrative and shareholder services necessary for each Portfolios operations and is responsible for the supervision of other service providers. For its services, IFS is entitled to receive from each Portfolio a fee at an annual rate of 0.10% of the Portfolio's average daily net assets.

NOTE 5 -- SHAREHOLDER SERVICE FEES

Class S shares of each Portfolio are subject to a Shareholder Service Plan (the "Plan"). Under the Plan, each Portfolio pays ING Funds Services, LLC (the "Administrator") a fee calculated at an annual rate of 0.25% of average daily net assets attributable to its Class S shares. The Administrator is entitled to use the proceeds from the Plan to make payments to insurance companies, broker-dealers or other financial intermediaries for providing services to shareholders of Class S shares. During the six months ended June 30, 2004, the Administrator voluntarily waived 0.05% of the fee for the MidCap Opportunities, SmallCap Opportunities, MagnaCap and International Value Portfolios.

NOTE 6 -- OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

The Investment Manager may direct the Portfolio's portfolio managers to use their best efforts (subject to obtaining best execution of each transaction) to allocate the Portfolio's equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amount credited to the Portfolio is reflected as brokerage commission recapture in the Statements of Operations.

At June 30, 2004 the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

                                    ACCRUED
                                   INVESTMENT       ACCRUED        ACCRUED
                                   MANAGEMENT   ADMINISTRATIVE   SHAREHOLDER
                                      FEES           FEES       SERVICES FEES     TOTAL
                                  ------------  --------------  -------------  ------------
LargeCap Growth Portfolio         $      1,489  $         198   $         497  $      2,184
MidCap Opportunities Portfolio          72,868         10,176          13,596        96,640
SmallCap Opportunities Portfolio       111,720         14,894          16,010       142,624
Financial Services Portfolio             3,751            500           1,040         5,291
MagnaCap Portfolio                      23,324          3,109           4,929        31,362
Convertible Portfolio                    4,282            571           1,427         6,280
International Value Portfolio          204,087         21,216          16,291       241,594

Each Portfolio has adopted a Retirement Policy covering all independent trustees of the Portfolio who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement.

NOTE 7 -- EXPENSE LIMITATIONS

The Investment Manager has entered into a written Expense Limitation Agreement with the Portfolios under which it will limit the expenses of each Portfolio, excluding interest, taxes, brokerage and extraordinary expenses to the levels listed below:

                                              CLASS I  CLASS S
                                              -------  -------
LargeCap Growth Portfolio                      N/A      1.10%
MidCap Opportunities Portfolio                 0.90%    1.10%
SmallCap Opportunities Portfolio               0.90%    1.10%
Financial Services Portfolio                   0.80%    1.05%
MagnaCap Portfolio                             0.90%    1.10%
Convertible Portfolio                          N/A      1.10%
International Value Portfolio                  1.00%    1.20%

The Investment Manager may at a later date recoup from a Portfolio for management fees waived and other expenses assumed by the Investment Manager during the previous 36 months, but only if, after such reimbursement, the Portfolios expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Manager of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio.

As of June 30, 2004, the cumulative amounts of reimbursed fees that are subject to possible recoupment by the Investment Manager, and the related expiration dates are as follows:

                                                 JUNE 30,
                                    ---------------------------------
                                      2005        2006        2007         TOTAL
                                    ---------   ---------   ---------   -----------
LargeCap Growth Portfolio           $  40,086   $  16,148   $  20,954   $    77,188
MidCap Opportunities Portfolio         63,671      29,375     122,607       215,653
SmallCap Opportunities Portfolio      359,415     325,740     211,273       896,428
Financial Services Portfolio               --          --      12,928        12,928
MagnaCap Portfolio                     28,729      45,421      84,975       159,125
Convertible Portfolio                  26,666      30,634      27,616        84,916
International Value Portfolio         143,851     404,588     520,039     1,068,478

The Expense Limitation Agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the Expense Limitation Agreement within 90 days of the end of the then current term.

NOTE 8 -- LINE OF CREDIT

The Portfolios, in addition to certain other funds managed by the Investment Manager, have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement") with The Bank of New York for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the Portfolios; and (3) enable the Portfolios to meet other emergency expenses as defined in the Credit Agreement. The Portfolios to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. As of June 30, 2004, the Portfolios did not have any loans outstanding.

NOTE 9 -- CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

                                                                CLASS S
                                                     -----------------------------
                                                      SIX MONTHS         YEAR
                                                         ENDED           ENDED
                                                       JUNE 30,      DECEMBER 31,
                                                         2004            2003
                                                     -------------   -------------
LARGECAP GROWTH PORTFOLIO (NUMBER OF SHARES)
Shares sold                                                  1,572         185,350
Shares redeemed                                            (19,442)       (113,128)
                                                     -------------   -------------
Net increase in shares outstanding                         (17,870)         72,222
                                                     =============   =============

LARGECAP GROWTH PORTFOLIO ($)
Shares sold                                          $      13,823   $   1,247,320
Shares redeemed                                           (169,755)       (768,570)
                                                     -------------   -------------
Net increase                                         $    (155,932)  $     478,750
                                                     =============   =============

                                                                CLASS I                         CLASS S
                                                     -----------------------------   -----------------------------
                                                      SIX MONTHS         YEAR         SIX MONTHS         YEAR
                                                         ENDED           ENDED           ENDED           ENDED
                                                       JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,
                                                         2004            2003            2004            2003
                                                     -------------   -------------   -------------   -------------
MIDCAP OPPORTUNITIES PORTFOLIO (NUMBER OF SHARES)
Shares sold                                             11,867,405       2,618,922       5,972,346         775,127
Shares redeemed                                           (984,026)     (1,466,590)       (423,592)       (195,094)
                                                     -------------   -------------   -------------   -------------
Net increase in shares outstanding                      10,883,379       1,152,332       5,368,754         580,033
                                                     =============   =============   =============   =============

MIDCAP OPPORTUNITIES PORTFOLIO ($)
Shares sold                                          $  62,837,686   $  13,808,864   $  32,006,306   $   4,209,279
Shares redeemed                                         (6,172,530)     (7,870,262)     (2,636,131)       (988,474)
                                                     -------------   -------------   -------------   -------------
Net increase                                         $  56,665,156   $   5,938,602   $  29,370,175   $   3,220,805
                                                     =============   =============   =============   =============

                                                                CLASS I                         CLASS S
                                                     -----------------------------   -----------------------------
                                                      SIX MONTHS         YEAR         SIX MONTHS         YEAR
                                                         ENDED           ENDED           ENDED           ENDED
                                                       JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,
                                                         2004            2003            2004            2003
                                                     -------------   -------------   -------------   -------------
SMALLCAP OPPORTUNITIES PORTFOLIO (NUMBER OF SHARES)
Shares sold                                                745,214       3,911,937         841,790       3,874,106
Shares redeemed                                         (1,165,446)     (3,830,798)       (555,327)       (408,580)
                                                     -------------   -------------   -------------   -------------
Net increase in shares outstanding                        (420,232)         81,139         286,463       3,465,526
                                                     =============   =============   =============   =============

SMALLCAP OPPORTUNITIES PORTFOLIO ($)
Shares sold                                          $  11,242,397   $  49,544,832   $  12,443,015   $  49,398,952
Shares redeemed                                        (17,366,719)    (46,516,737)     (8,108,378)     (5,311,956)
                                                     -------------   -------------   -------------   -------------
Net increase                                         $  (6,124,322)  $   3,028,095   $   4,334,637   $  44,086,996
                                                     =============   =============   =============   =============

                                                        CLASS I         CLASS S
                                                     -------------   -------------
                                                        PERIOD          PERIOD
                                                         ENDED           ENDED
                                                       JUNE 30,        JUNE 30,
                                                        2004(1)         2004(1)
                                                     -------------   -------------
FINANCIAL SERVICES PORTFOLIO (NUMBER OF SHARES)
Shares sold                                                102,082         678,265
Shares redeemed                                                 (1)        (12,612)
                                                     -------------   -------------
Net increase in shares outstanding                         102,081         665,653
                                                     =============   =============

FINANCIAL SERVICES PORTFOLIO ($)
Shares sold                                          $   1,020,921   $   6,814,398
Shares redeemed                                                (10)       (123,601)
                                                     -------------   -------------
Net increase                                         $   1,020,911   $   6,690,797
                                                     =============   =============

                                                                CLASS I                         CLASS S
                                                     -----------------------------   -----------------------------
                                                      SIX MONTHS         YEAR         SIX MONTHS         YEAR
                                                         ENDED           ENDED           ENDED           ENDED
                                                       JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,
                                                         2004            2003            2004            2003
                                                     -------------   -------------   -------------   -------------
MAGNACAP PORTFOLIO (NUMBER OF SHARES)
Shares sold                                                153,310         968,985         478,819       1,348,899
Shares issued in merger                                         --              --              --         338,482
Dividends reinvested                                         2,945           8,304           8,961          13,143
Shares redeemed                                           (106,777)       (862,524)       (414,255)       (302,412)
                                                     -------------   -------------   -------------   -------------
Net increase in shares outstanding                          49,478         114,765          73,525       1,398,112
                                                     =============   =============   =============   =============

MAGNACAP PORTFOLIO ($)
Shares sold                                          $   1,364,685   $   7,259,926   $   4,299,924   $   9,753,881
Shares issued in merger                                         --              --              --       2,799,176
Dividends reinvested                                        26,301          64,502          80,473         152,871
Shares redeemed                                           (950,633)     (6,441,707)     (3,697,667)     (1,935,310)
                                                     -------------   -------------   -------------   -------------
Net increase                                         $     440,353   $     882,721   $     682,730   $  10,770,618
                                                     =============   =============   =============   =============

                                                                CLASS S
                                                     -----------------------------
                                                      SIX MONTHS         YEAR
                                                         ENDED           ENDED
                                                       JUNE 30,      DECEMBER 31,
                                                         2004            2003
                                                     -------------   -------------
CONVERTIBLE PORTFOLIO (NUMBER OF SHARES)
Shares sold                                                253,762         280,814
Dividends reinvested                                         4,821          14,027
Shares redeemed                                            (88,300)        (60,170)
                                                     -------------   -------------
Net increase in shares outstanding                         170,283         234,671
                                                     =============   =============

CONVERTIBLE PORTFOLIO ($)
Shares sold                                          $   2,956,802   $   2,987,750
Dividends reinvested                                        56,459         147,227
Shares redeemed                                         (1,019,976)       (657,105)
                                                     -------------   -------------
Net increase                                         $   1,993,285   $   2,477,872
                                                     =============   =============

                                                                CLASS I                         CLASS S
                                                     -----------------------------   -----------------------------
                                                      SIX MONTHS         YEAR         SIX MONTHS         YEAR
                                                         ENDED           ENDED           ENDED           ENDED
                                                       JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,
                                                         2004            2003            2004            2003
                                                     -------------   -------------   -------------   -------------
INTERNATIONAL VALUE PORTFOLIO (NUMBER OF SHARES)
Shares sold                                             10,047,630      40,470,805          32,237          59,802
Dividends reinvested                                        84,125         144,032             157             159
Shares redeemed                                         (1,502,214)    (33,301,447)        (18,152)        (16,924)
                                                     -------------   -------------   -------------   -------------
Net increase in shares outstanding                       8,629,541       7,313,390          14,242          43,037
                                                     =============   =============   =============   =============

INTERNATIONAL VALUE PORTFOLIO ($)
Shares sold                                          $ 112,221,330   $ 374,101,643   $     367,982   $     627,472
Dividends reinvested                                       973,323       1,324,044           1,839           1,672
Shares redeemed                                        (16,905,507)   (306,726,549)       (202,788)       (171,363)
                                                     -------------   -------------   -------------   -------------
Net increase                                         $  96,289,146   $  68,699,138   $     167,033   $     457,781
                                                     =============   =============   =============   =============

----------
(1) Portfolio commenced operations on May 3, 2004.

NOTE 10 -- SECURITIES LENDING

Under an agreement with The Bank of New York ("BNY"), the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. Government securities. The collateral must be in an amount equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the "Agreement"). The securities purchased with cash collateral received are reflected in the Portfolio of Investments. Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower's failure to return a loaned security; however there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. The Portfolios bear the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio. At June 30, 2004, the Portfolios had securities on loan with the following market values:

                                              VALUE OF
                                             SECURITIES       VALUE OF
                                               LOANED        COLLATERAL
                                            -------------   -------------
SmallCap Opportunities Portfolio            $  42,933,313   $  43,815,916
International Value Portfolio                   7,369,270       7,633,396

NOTE 11 -- FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital. Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

                                    SIX MONTHS ENDED           YEAR ENDED
                                     JUNE 30, 2004         DECEMBER 31, 2003
                                 ---------------------   ----------------------
                                             LONG-TERM                 LONG-TERM
                                  ORDINARY    CAPITAL      ORDINARY     CAPITAL
                                   INCOME      GAINS        INCOME       GAINS
                                 ---------   ---------   -----------   ---------
MagnaCap Portfolio               $ 108,218   $      --   $   217,373   $      --
Convertible Portfolio               32,215      30,386       133,991      13,326
International Value Portfolio      975,162          --     1,325,716          --

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2003 were as follows:

                                            UNDISTRIBUTED     UNREALIZED       POST OCTOBER       CAPITAL
                           UNDISTRIBUTED      LONG-TERM      APPRECIATION/   CURRENCY LOSSES        LOSS       EXPIRATION
                          ORDINARY INCOME   CAPITAL GAINS   (DEPRECIATION)       DEFERRED      CARRYFORWARDS     DATES
                          ---------------   -------------   --------------   ---------------   -------------   ----------
LargeCap Growth              $      --         $    --      $      304,442      $      --      $    (252,103)    2010

MidCap Opportunities                --              --           3,515,890             --      $    (829,925)    2009
                                                                                                  (1,322,140)    2010
                                                                                               -------------
                                                                                               $  (2,152,065)
                                                                                               =============
SmallCap Opportunities              --              --          41,628,102             --      $ (37,311,416)    2009
                                                                                                 (48,484,885)    2010
                                                                                                    (440,045)    2011
                                                                                               -------------
                                                                                               $ (86,236,346)
                                                                                               =============
MagnaCap                        73,571              --           5,072,455             --      $        (834)    2008
                                                                                                    (231,147)    2009
                                                                                                    (852,071)    2010
                                                                                                  (1,172,527)    2011
                                                                                               -------------
                                                                                               $  (2,256,579)
                                                                                               =============
Convertible                     35,647           2,298             427,419             --      $          --       --

International Value            277,860              --          22,513,721        (96,060)     $  (3,826,361)    2010

NOTE 12 -- REORGANIZATION

On November 8, 2003, the ING VP MagnaCap Portfolio as listed below ("Acquiring Portfolio"), acquired the assets and certain liabilities of the ING VP Large Company Value Portfolio, also listed below ("Acquired Portfolio"), in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolio's shareholders. The number and value of shares issued by the Acquiring Portfolio are presented in
Note 9 -- Capital Shares. Net assets and unrealized appreciation/(depreciation) as of the reorganization date were as follows:

                                                                                                  ACQUIRED PORTFOLIO
  ACQUIRING              ACQUIRED              TOTAL NET ASSETS OF        TOTAL NET ASSETS OF         UNREALIZED      CONVERSION
  PORTFOLIO              PORTFOLIO           ACQUIRED PORTFOLIO (000)  ACQUIRING PORTFOLIO (000)  APPRECIATION (000)    RATIO
  ---------              ---------           ------------------------  -------------------------  ------------------    -----
MagnaCap         ING VP Large Company Value
  Portfolio        Portfolio                         $ 2,799                   $ 28,994                 $ 207           1.34

The net assets of MagnaCap Portfolio after the acquisition were approximately $31,793,000.

On April 17, 2004, MidCap Opportunities Portfolio as listed below ("Acquiring Portfolio"), acquired the assets and certain liabilities of the ING VP Growth + Value Portfolio and the ING VP Growth Opportunities Portfolio, also listed below ("Acquired Portfolios"), in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolio's shareholders. The number and value of shares issued by the Acquiring Portfolio are presented in Note 9 -- Capital Shares. Net assets and unrealized appreciation as of the reorganization dates were as follows:

                                                                                                   ACQUIRED PORTFOLIOS
  ACQUIRING              ACQUIRED               TOTAL NET ASSETS OF        TOTAL NET ASSETS OF          UNREALIZED      CONVERSION
  PORTFOLIO             PORTFOLIOS           ACQUIRED PORTFOLIOS (000)  ACQUIRING PORTFOLIO (000)   APPRECIATION (000)     RATIO
  ---------             ----------           -------------------------  -------------------------  -------------------     -----
MidCap
  Opportunities  ING VP Growth + Value
  Portfolio        Portfolio                        $ 64,625                    $ 23,581                $ 12,050           2.19
MidCap
  Opportunities  ING VP Growth
  Portfolio        Opportunities Portfolio            39,111                      23,581                   6,723           0.81

The net assets of the MidCap Opportunities Portfolio after the acquisition were approximately $127,317,000.

NOTE 13 -- OTHER INFORMATION

As with many financial services companies, ING Investments and affiliates of ING Investments (collectively, "ING") have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. In addition to responding to regulatory requests, ING management initiated an internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review has been to identify whether there have been any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. Additionally, ING reviewed its controls and procedures in a continuing effort to deter improper frequent trading in ING products. ING's internal reviews related to mutual fund trading are continuing.

The internal review has identified several arrangements allowing third parties to engage in frequent trading of mutual funds within our variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing.

In addition, the review has identified five arrangements that allowed frequent trading in certain ING Funds. ING entities did not receive special benefits in return for any of these arrangements, which have all been terminated. The internal review also identified two investment professionals who engaged in improper frequent trading in ING Funds. ING will reimburse any ING Fund or its shareholders affected by inappropriate trading for any improper profits that accrued to any person who engaged in improper frequent trading for which ING is responsible.

                                                        PORTFOLIO OF INVESTMENTS
ING VP LARGECAP GROWTH PORTFOLIO                 as of June 30, 2004 (Unaudited)

SHARES                                                                           VALUE
-------------------------------------------------------------------------------------------
COMMON STOCK: 100.5%

                        ADVERTISING: 2.1%
         670            Omnicom Group                                        $       50,846
                                                                             --------------
                                                                                     50,846
                                                                             --------------
                        BIOTECHNOLOGY: 0.7%
         360     @      Genzyme Corp.                                                17,039
                                                                             --------------
                                                                                     17,039
                                                                             --------------
                        COMMERCIAL SERVICES: 6.3%
       1,475     @      Apollo Group, Inc.                                          130,228
         365            Moody's Corp.                                                23,601
                                                                             --------------
                                                                                    153,829
                                                                             --------------
                        COMPUTERS: 12.6%
       2,575     @      Dell, Inc.                                                   92,237
       2,035     @      EMC Corp. - Mass.                                            23,199
       2,315     @      Network Appliance, Inc.                                      49,842
       2,040     @@     Research In Motion Ltd.                                     139,617
                                                                             --------------
                                                                                    304,895
                                                                             --------------
                        DISTRIBUTION/WHOLESALE: 1.0%
         370            CDW Corp.                                                    23,591
                                                                             --------------
                                                                                     23,591
                                                                             --------------
                        DIVERSIFIED FINANCIAL SERVICES: 9.5%
       1,140            Citigroup, Inc.                                              53,010
       1,886            Countrywide Financial Corp.                                 132,491
         300            Fannie Mae                                                   21,408
         485            Franklin Resources, Inc.                                     24,289
                                                                             --------------
                                                                                    231,198
                                                                             --------------
                        ENTERTAINMENT: 1.6%
       1,020            International Game Technology                                39,372
                                                                             --------------
                                                                                     39,372
                                                                             --------------
                        HEALTHCARE-PRODUCTS: 5.2%
       1,600            Guidant Corp.                                                89,408
         750            Medtronic, Inc.                                              36,540
                                                                             --------------
                                                                                    125,948
                                                                             --------------
                        HOME BUILDERS: 1.6%
         880            Lennar Corp.                                                 39,354
                                                                             --------------
                                                                                     39,354
                                                                             --------------
                        INTERNET: 10.8%
       1,260     @      eBay, Inc.                                                  115,857
       4,040     @      Yahoo!, Inc.                                                146,773
                                                                             --------------
                                                                                    262,630
                                                                             --------------
                        MEDIA: 1.0%
         100     @      Univision Communications, Inc.                                3,193
         810     @      XM Satellite Radio Holdings, Inc.                            22,105
                                                                             --------------
                                                                                     25,298
                                                                             --------------
                        MISCELLANEOUS MANUFACTURING: 1.0%
         480            Danaher Corp.                                                24,888
                                                                             --------------
                                                                                     24,888
                                                                             --------------
                        PHARMACEUTICALS: 14.5%
         610            Abbott Laboratories                                          24,864
       1,895     @@     AstraZeneca PLC ADR                                          86,487
         530            Cardinal Health, Inc.                                        37,127
       1,290            Eli Lilly & Co.                                              90,183
         570     @      Forest Laboratories, Inc.                            $       32,279
         220     @      Gilead Sciences, Inc.                                        14,740
       1,310     @      Medco Health Solutions, Inc.                                 49,125
         450            Wyeth                                                        16,272
                                                                             --------------
                                                                                    351,077
                                                                             --------------
                        RETAIL: 5.8%
         860     @      Autozone, Inc.                                               68,886
         480            Best Buy Co, Inc.                                            24,355
         430            Lowe's Cos., Inc.                                            22,597
         550     @      Starbucks Corp.                                              23,914
                                                                             --------------
                                                                                    139,752
                                                                             --------------
                        SEMICONDUCTORS: 7.3%
       1,350     @      Analog Devices, Inc.                                         63,558
       1,410     @      Kla-Tencor Corp.                                             69,626
       1,340     @      Xilinx, Inc.                                                 44,635
                                                                             --------------
                                                                                    177,819
                                                                             --------------
                        SOFTWARE: 12.4%
         830     @      Electronic Arts, Inc.                                        45,277
       2,115            First Data Corp.                                             94,160
         980     @      Mercury Interactive Corp.                                    48,833
       2,565            Microsoft Corp.                                              73,256
       1,710     @      Red Hat, Inc.                                                39,279
                                                                             --------------
                                                                                    300,805
                                                                             --------------
                        TELECOMMUNICATIONS: 7.1%
         890    @,@@    Amdocs Ltd.                                                  20,853
       2,780     @      Cisco Systems, Inc.                                          65,886
       6,600     @      Corning, Inc.                                                86,196
                                                                             --------------
                                                                                    172,935
                                                                             --------------
                        Total Common Stock
                          (Cost $2,025,112)                                       2,441,276
                                                                             --------------
                        TOTAL INVESTMENTS IN
                          SECURITIES
                          (COST $2,025,112)*                         100.5%  $    2,441,276
                        OTHER ASSETS AND
                          LIABILITIES-NET                             (0.5)         (12,064)
                                                                     -----   --------------
                        NET ASSETS                                   100.0%  $    2,429,212
                                                                     =====   ==============

@    Non-income producing security
@@   Foreign issuer
ADR  American Depositary Receipt
* Cost for federal income tax purposes is $2,026,839. Net unrealized appreciation consists of:

               Gross Unrealized Appreciation                                 $      440,850
               Gross Unrealized Depreciation                                        (26,413)
                                                                             --------------
               Net Unrealized Appreciation                                   $      414,437
                                                                             ==============

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING VP MIDCAP OPPORTUNITIES PORTFOLIO            as of June 30, 2004 (Unaudited)

SHARES                                                                           VALUE
-------------------------------------------------------------------------------------------
COMMON STOCK: 95.6%

                        ADVERTISING: 0.5%
      11,200     @      Getty Images, Inc.                                   $      672,000
                                                                             --------------
                                                                                    672,000
                                                                             --------------
                        APPAREL: 1.6%
      43,300     @      Coach, Inc.                                               1,956,727
                                                                             --------------
                                                                                  1,956,727
                                                                             --------------
                        BANKS: 1.0%
      38,500            Banknorth Group, Inc.                                     1,250,480
                                                                             --------------
                                                                                  1,250,480
                                                                             --------------
                        BIOTECHNOLOGY: 4.3%
      47,700     @      Celgene Corp.                                             2,731,302
       7,300     @      Digene Corp.                                                266,669
      17,100     @      Integra LifeSciences
                          Holdings Corp.                                            603,117
      13,800     @      Invitrogen Corp.                                            993,462
      14,600     @      Martek Biosciences Corp.                                    820,082
                                                                             --------------
                                                                                  5,414,632
                                                                             --------------
                        BUILDING MATERIALS: 1.0%
      30,000     @      American Standard Cos., Inc.                              1,209,300
                                                                             --------------
                                                                                  1,209,300
                                                                             --------------
                        CHEMICALS: 0.2%
       4,800            Praxair, Inc.                                               191,568
                                                                             --------------
                                                                                    191,568
                                                                             --------------
                        COMMERCIAL SERVICES: 5.7%
      29,800     @      Alliance Data Systems Corp.                               1,259,050
      18,200     @      Corporate Executive Board Co.                             1,051,778
      60,500     @      Education Management Corp.                                1,988,030
      16,300     @      Laureate Education, Inc.                                    623,312
      13,000            Paychex, Inc.                                               440,440
      16,800            Strayer Education, Inc.                                   1,874,376
                                                                             --------------
                                                                                  7,236,986
                                                                             --------------
                        COMPUTERS: 2.4%
      19,800     @      Anteon Intl. Corp.                                          645,876
      26,100     @      CACI Intl., Inc.                                          1,055,484
      63,300     @      Network Appliance, Inc.                                   1,362,849
                                                                             --------------
                                                                                  3,064,209
                                                                             --------------
                        DISTRIBUTION/WHOLESALE: 0.5%
      11,740            Hughes Supply, Inc.                                         691,838
                                                                             --------------
                                                                                    691,838
                                                                             --------------
                        DIVERSIFIED FINANCIAL SERVICES: 0.9%
     100,900     @      Ameritrade Holding Corp.                                  1,145,215
                                                                             --------------
                                                                                  1,145,215
                                                                             --------------
                        ELECTRICAL COMPONENTS AND
                          EQUIPMENT: 1.9%
      80,800            American Power Conversion                                 1,587,720
      26,400            Ametek, Inc.                                                815,760
                                                                             --------------
                                                                                  2,403,480
                                                                             --------------
                        ELECTRONICS: 7.0%
      32,700     @      Agilent Technologies, Inc.                                  957,456
      27,900     @      Arrow Electronics, Inc.                                     748,278
      23,750     @      Benchmark Electronics, Inc.                                 691,125
      60,100            Gentex Corp.                                              2,384,768
      45,100     @      Jabil Circuit, Inc.                                  $    1,135,618
      59,100     @      Vishay Intertechnology, Inc.                              1,098,078
      39,300     @      Waters Corp.                                              1,877,754
                                                                             --------------
                                                                                  8,893,077
                                                                             --------------
                        ENGINEERING AND CONSTRUCTION: 0.9%
      28,800     @      Jacobs Engineering Group, Inc.                            1,134,144
                                                                             --------------
                                                                                  1,134,144
                                                                             --------------
                        ENTERTAINMENT: 1.1%
       6,800            GTECH Holdings Corp.                                        314,908
      27,000            International Game Technology                             1,042,200
                                                                             --------------
                                                                                  1,357,108
                                                                             --------------
                        ENVIRONMENTAL CONTROL: 0.2%
      18,604     @      Tetra Tech, Inc.                                            303,617
                                                                             --------------
                                                                                    303,617
                                                                             --------------
                        HEALTHCARE-PRODUCTS: 5.8%
      29,900     @      Gen-Probe, Inc.                                           1,414,868
      26,350     @      Inamed Corp.                                              1,656,098
       6,000     @      Kyphon, Inc.                                                169,080
      16,800     @      St. Jude Medical, Inc.                                    1,270,920
      19,100     @      Varian Medical Systems, Inc.                              1,515,585
      15,100     @      Zimmer Holdings, Inc.                                     1,331,820
                                                                             --------------
                                                                                  7,358,371
                                                                             --------------
                        HEALTHCARE-SERVICES: 5.6%
       8,500            Aetna, Inc.                                                 722,500
      20,850     @      Amsurg Corp.                                                523,961
      48,000     @      Community Health Systems, Inc.                            1,284,960
      18,500     @      Patterson Dental Co.                                      1,415,065
       9,100     @      Quest Diagnostics                                           773,045
      77,400            Select Medical Corp.                                      1,038,708
      30,800     @      WellChoice, Inc.                                          1,275,120
                                                                             --------------
                                                                                  7,033,359
                                                                             --------------
                        HOME FURNISHINGS: 1.1%
      15,900            Harman Intl. Industries, Inc.                             1,446,900
                                                                             --------------
                                                                                  1,446,900
                                                                             --------------
                        HOUSEHOLD PRODUCTS/WARES: 0.7%
      32,300     @      Yankee Candle Co., Inc.                                     944,775
                                                                             --------------
                                                                                    944,775
                                                                             --------------
                        INSURANCE: 2.0%
      16,800            MBIA, Inc.                                                  959,616
      25,600      @     Proassurance Corp.                                          873,216
      17,200            WR Berkley Corp.                                            738,740
                                                                             --------------
                                                                                  2,571,572
                                                                             --------------
                        LEISURE TIME: 0.8%
      20,600            Polaris Industries, Inc.                                    988,800
                                                                             --------------
                                                                                    988,800
                                                                             --------------
                        LODGING: 1.0%
      22,400            Harrah's Entertainment, Inc.                              1,211,840
                                                                             --------------
                                                                                  1,211,840
                                                                             --------------
                        MACHINERY-DIVERSIFIED: 2.2%
      37,300            Cognex Corp.                                              1,435,304
      37,000            Rockwell Automation, Inc.                                 1,387,870
                                                                             --------------
                                                                                  2,823,174
                                                                             --------------

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING VP MIDCAP OPPORTUNITIES PORTFOLIO            as of June 30, 2004 (Unaudited)
                                                                     (continued)

SHARES                                                                           VALUE
-------------------------------------------------------------------------------------------
                        MEDIA: 0.9%
      34,300     @      Univision Communications, Inc.                       $    1,095,199
                                                                             --------------
                                                                                  1,095,199
                                                                             --------------
                        MISCELLANEOUS MANUFACTURING: 2.1%
      27,200            Danaher Corp.                                             1,410,320
      15,500            ITT Industries, Inc.                                      1,286,500
                                                                             --------------
                                                                                  2,696,820
                                                                             --------------
                        OFFICE/BUSINESS EQUIPMENT: 0.7%
      64,300     @      Xerox Corp.                                                 932,350
                                                                             --------------
                                                                                    932,350
                                                                             --------------
                        OIL AND GAS: 5.7%
      14,200            Apache Corp.                                                618,410
     103,400            Chesapeake Energy Corp.                                   1,522,048
      21,800     @      Evergreen Resources, Inc.                                   880,720
      14,000    @,@@    Nabors Industries Ltd.                                      633,080
      24,400            Patina Oil & Gas Corp.                                      728,828
      41,200     @      Patterson-UTI Energy, Inc.                                1,376,492
      46,425            XTO Energy, Inc.                                          1,383,001
                                                                             --------------
                                                                                  7,142,579
                                                                             --------------
                        OIL AND GAS SERVICES: 0.5%
      11,300     @      Smith Intl., Inc.                                           630,088
                                                                             --------------
                                                                                    630,088
                                                                             --------------
                        PHARMACEUTICALS: 6.3%
      35,500     @      Accredo Health, Inc.                                      1,382,725
      13,300            Allergan, Inc.                                            1,190,616
      12,900     @      Express Scripts, Inc.                                     1,022,067
      39,900     @      Ligand Pharmaceuticals, Inc.                                693,462
      33,700     @      NBTY, Inc.                                                  990,443
      63,500            Omnicare, Inc.                                            2,718,435
                                                                             --------------
                                                                                  7,997,748
                                                                             --------------
                        RETAIL: 13.3%
      36,750            Applebees Intl., Inc.                                       845,985
       7,200     @      Autozone, Inc.                                              576,720
      55,900     @      Chico's FAS, Inc.                                         2,524,443
      30,900            Dollar General Corp.                                        604,404
      72,500            Foot Locker, Inc.                                         1,764,649
      67,750     @      HOT Topic, Inc.                                           1,388,198
      31,500            Michaels Stores, Inc.                                     1,732,500
      27,000            MSC Industrial Direct Co.                                   886,680
      10,950     @      Pacific Sunwear of California                               214,292
      22,600     @      Panera Bread Co.                                            810,888
      40,000            Petsmart, Inc.                                            1,298,000
      28,000            Regis Corp.                                               1,248,520
      60,600     @      Sonic Corp.                                               1,378,650
      13,400            Tiffany & Co.                                               493,790
      20,800     @      Tractor Supply Co.                                          869,856
                                                                             --------------
                                                                                 16,637,575
                                                                             --------------
                        SAVINGS AND LOANS: 2.0%
      32,400            Independence Community
                          Bank Corp.                                              1,179,360
      58,900            Sovereign Bancorp, Inc.                                   1,301,690
                                                                             --------------
                                                                                  2,481,050
                                                                             --------------
                        SEMICONDUCTORS: 5.4%
      60,500     @      Altera Corp.                                              1,344,310
      49,000     @      Broadcom Corp.                                            2,291,730
      27,500            Linear Technology Corp.                                   1,085,425
      26,100     @      Teradyne, Inc.                                       $      592,470
      46,100     @      Xilinx, Inc.                                              1,535,591
                                                                             --------------
                                                                                  6,849,526
                                                                             --------------
                        SOFTWARE: 4.6%
      31,900            Adobe Systems, Inc.                                       1,483,350
      41,100     @      Avid Technology, Inc.                                     2,242,827
      24,100     @      Dun & Bradstreet Corp.                                    1,299,231
      67,300     @      Siebel Systems, Inc.                                        718,764
                                                                             --------------
                                                                                  5,744,172
                                                                             --------------
                        TELECOMMUNICATIONS: 2.9%
     115,100     @      Comverse Technology, Inc.                                 2,295,094
      60,000     @      Polycom, Inc.                                             1,344,600
                                                                             --------------
                                                                                  3,639,694
                                                                             --------------
                        TEXTILES: 1.3%
      21,800     @      Mohawk Industries, Inc.                                   1,598,594
                                                                             --------------
                                                                                  1,598,594
                                                                             --------------
                        TRANSPORTATION: 1.5%
      25,100            CH Robinson Worldwide, Inc.                               1,150,584
      20,700     @      Forward Air Corp.                                           774,180
                                                                             --------------
                                                                                  1,924,764
                                                                             --------------
                        Total Common Stock
                          (Cost $99,853,147)                                    120,673,331
                                                                             --------------

INVESTMENT COMPANIES: 2.2%

                        EQUITY FUND: 2.2%
         800            Biotech Holders Trust                                       117,160
       7,400            Internet Holders Trust                                      476,412
      17,700            Midcap SPDR Trust Series 1                                1,966,470
       3,940            Nasdaq-100 Index Tracking Stock                             148,853
       3,400            Semiconductor Holders Trust                                 128,418
                                                                             --------------
                        Total Investment Companies
                          (Cost $2,245,373)                                       2,837,313
                                                                             --------------
                        Total Long-Term Investments
                          (Cost $102,098,520)                                   123,510,644
                                                                             --------------

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING VP MIDCAP OPPORTUNITIES PORTFOLIO            as of June 30, 2004 (Unaudited)
                                                                     (continued)

PRINCIPAL
AMOUNT                                                                           VALUE
-------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 3.6%

               REPURCHASE AGREEMENT: 3.6%
$  4,518,000   Goldman Sachs Repurchase
                 Agreement dated 06/30/04, 1.500%, due 07/01/04,
                 $4,518,188 to be received upon repurchase
                 (Collateralized by various U.S. Government Agency
                 Obligations, 0.000%-4.250%, Market Value plus accrued
                 interest $4,614,252, due 01/15/05-01/15/18)                 $    4,518,000
                                                                             --------------
               Total Short-Term Investments
                 (Cost $4,518,000)                                                4,518,000
                                                                             --------------
               TOTAL INVESTMENTS IN SECURITIES
                 (COST $106,616,520)*                                101.4%  $  128,028,644
               OTHER ASSETS AND
                 LIABILITIES-NET                                      (1.4)      (1,815,950)
                                                                     -----   --------------
               NET ASSETS                                            100.0%  $  126,212,694
                                                                     =====   ==============

@    Non-income producing security
@@   Foreign issuer
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

                 Gross Unrealized Appreciation                               $   22,873,580
                 Gross Unrealized Depreciation                                   (1,461,456)
                                                                             --------------
                 Net Unrealized Appreciation                                 $   21,412,124
                                                                             ==============

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO          as of June 30, 2004 (Unaudited)

SHARES                                                                           VALUE
-------------------------------------------------------------------------------------------
COMMON STOCK: 91.7%

                        AEROSPACE/DEFENSE: 0.6%
     19,650             Engineered Support
                          Systems, Inc.                                      $    1,149,722
                                                                             --------------
                                                                                  1,149,722
                                                                             --------------
                        BANKS: 3.9%
      68,635            Southwest Bancorp of
                          Texas, Inc.                                             3,028,176
      42,300            UCBH Holdings, Inc.                                       1,671,696
      47,500            Westamerica Bancorporation                                2,491,375
                                                                             --------------
                                                                                  7,191,247
                                                                             --------------
                        BIOTECHNOLOGY: 5.0%
      18,500    @,L     Celgene Corp.                                             1,059,310
      52,700     @      Digene Corp.                                              1,925,131
     103,600    @,L     Integra Lifesciences
                          Holdings Corp.                                          3,653,972
      47,400    @,L     Martek Biosciences Corp.                                  2,662,458
                                                                             --------------
                                                                                  9,300,871
                                                                             --------------
                        COMMERCIAL SERVICES: 4.6%
      40,500    @,L     Administaff, Inc.                                           672,300
      34,200    @,L     Education Management Corp.                                1,123,812
      72,000            Gevity HR, Inc.                                           1,885,680
      55,100     @      Laureate Education, Inc.                                  2,107,024
      25,702            Strayer Education, Inc.                                   2,867,572
                                                                             --------------
                                                                                  8,656,388
                                                                             --------------
                        COMPUTERS: 5.0%
      29,300     @      Anteon Intl. Corp.                                          955,766
      42,600     @      CACI Intl., Inc.                                          1,722,744
     147,400     @      Cognizant Technology
                          Solutions Corp.                                         3,745,434
      62,000     @      Micros Systems, Inc.                                      2,974,140
                                                                             --------------
                                                                                  9,398,084
                                                                             --------------
                        DISTRIBUTION/WHOLESALE: 2.6%
      15,350     L      Hughes Supply, Inc.                                         904,576
      87,682    @,L     SCP Pool Corp.                                            3,945,690
                                                                             --------------
                                                                                  4,850,266
                                                                             --------------
                        ELECTRONICS: 4.4%
      99,850     @      Benchmark Electronics, Inc.                               2,905,635
      48,572     @      Measurement Specialties, Inc.                             1,049,155
      74,000     @      Photon Dynamics, Inc.                                     2,595,180
     119,900     @      Plexus Corp.                                              1,618,650
                                                                             --------------
                                                                                  8,168,620
                                                                             --------------
                        ENTERTAINMENT: 3.6%
      60,200     @      Penn National Gaming, Inc.                                1,998,640
      66,840     @      Scientific Games Corp.                                    1,279,318
      93,150    @,L     Shuffle Master, Inc.                                      3,382,276
                                                                             --------------
                                                                                  6,660,234
                                                                             --------------
                        ENVIRONMENTAL CONTROL: 0.3%
      36,710    @,L     Tetra Tech, Inc.                                            599,107
                                                                             --------------
                                                                                    599,107
                                                                             --------------
                        HEALTHCARE-PRODUCTS: 8.1%
      55,600     @      Gen-Probe, Inc.                                           2,630,992
      68,950     @      Inamed Corp.                                              4,333,507
      99,404    @,L     Kyphon, Inc.                                              2,801,205
      44,900     @      Quinton Cardiology
                          Systems, Inc.                                      $      454,837
      35,700     @      Techne Corp.                                              1,551,165
     120,776     @      TriPath Imaging, Inc.                                     1,136,502
      64,000    @,L     Wright Medical Group, Inc.                                2,278,400
                                                                             --------------
                                                                                 15,186,608
                                                                             --------------
                        HEALTHCARE-SERVICES: 7.3%
     154,662    @,L     Amsurg Corp.                                              3,886,656
      38,400     @      LifePoint Hospitals, Inc.                                 1,429,248
      48,300     @      Pediatrix Medical Group, Inc.                             3,373,755
      91,700    @,L     Province Healthcare Co.                                   1,572,655
     116,000            Select Medical Corp.                                      1,556,720
      46,630    @,L     United Surgical Partners
                          Intl., Inc.                                             1,840,486
                                                                             --------------
                                                                                 13,659,520
                                                                             --------------
                        HOUSEHOLD PRODUCTS/WARES: 1.1%
      67,200     @      Yankee Candle Co., Inc.                                   1,965,600
                                                                             --------------
                                                                                  1,965,600
                                                                             --------------
                        INSURANCE: 2.4%
      27,800            HCC Insurance Holdings, Inc.                                928,798
      38,400     @      Philadelphia Consolidated
                          Holding Co.                                             2,306,688
      35,800     @      Proassurance Corp.                                        1,221,138
                                                                             --------------
                                                                                  4,456,624
                                                                             --------------
                        INTERNET: 0.7%
     145,400     @      TIBCO Software, Inc.                                      1,228,630
           7     @      Versata, Inc.                                                    13
                                                                             --------------
                                                                                  1,228,643
                                                                             --------------
                        LEISURE TIME: 0.6%
      22,600     L      Polaris Industries, Inc.                                  1,084,800
                                                                             --------------
                                                                                  1,084,800
                                                                             --------------
                        LODGING: 1.8%
      71,100            Station Casinos, Inc.                                     3,441,240
                                                                             --------------
                                                                                  3,441,240
                                                                             --------------
                        MACHINERY-DIVERSIFIED: 2.0%
      95,200            Cognex Corp.                                              3,663,296
                                                                             --------------
                                                                                  3,663,296
                                                                             --------------
                        MISCELLANEOUS MANUFACTURING: 1.0%
      50,500    @,L     Ceradyne, Inc.                                            1,806,385
       2,673     @      Cuno, Inc.                                                  142,605
                                                                             --------------
                                                                                  1,948,990
                                                                             --------------
                        OIL AND GAS: 4.1%
      63,100            Patina Oil & Gas Corp.                                    1,884,797
     114,900     @      Southwestern Energy Co.                                   3,294,183
      79,300     @      Unit Corp.                                                2,493,985
                                                                             --------------
                                                                                  7,672,965
                                                                             --------------
                        OIL AND GAS SERVICES: 0.8%
     176,380    @,L     Input/Output, Inc.                                        1,462,190
                                                                             --------------
                                                                                  1,462,190
                                                                             --------------
                        PHARMACEUTICALS: 6.7%
      52,300     @      Accredo Health, Inc.                                      2,037,085
      69,700    @,L     Andrx Corp.                                               1,946,721

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO          as of June 30, 2004 (Unaudited)
                                                                     (continued)

SHARES                                                                           VALUE
-------------------------------------------------------------------------------------------
                        PHARMACEUTICALS (CONTINUED)
      44,100     @      Impax Laboratories, Inc.                             $      854,658
     160,600    @,L     Ligand Pharmaceuticals Inc                                2,791,228
      33,000     @      NBTY, Inc.                                                  969,870
      85,900     @      VCA Antech, Inc.                                          3,850,038
                                                                             --------------
                                                                                 12,449,600
                                                                             --------------
                        RETAIL: 12.1%
      72,067     L      Applebees Intl., Inc.                                     1,658,982
      69,300    @,L     Chico's FAS, Inc.                                         3,129,588
      71,000     @      Dick's Sporting Goods, Inc.                               2,367,850
     151,750    @,L     HOT Topic, Inc.                                           3,109,358
      43,400            MSC Industrial Direct Co.                                 1,425,256
     150,400     @      Pacific Sunwear Of California                             2,943,328
      37,500    @,L     Panera Bread Co.                                          1,345,500
      59,900     @      Petco Animal Supplies, Inc.                               1,929,379
      13,800    @,L     PF Chang's China Bistro, Inc.                               567,870
      30,200            Regis Corp.                                               1,346,618
      88,185    @,L     Sonic Corp.                                               2,006,209
      18,100    @,L     Tractor Supply Co.                                          756,942
                                                                             --------------
                                                                                 22,586,880
                                                                             --------------
                        SEMICONDUCTORS: 3.5%
     147,300     @      Integrated Silicon Solutions, Inc.                        1,798,533
     134,700    @,L     Kulicke & Soffa Industries, Inc.                          1,476,312
     172,800    @,L     Mattson Technology, Inc.                                  2,077,056
      87,731     @      Silicon Image, Inc.                                       1,151,908
                                                                             --------------
                                                                                  6,503,809
                                                                             --------------
                        SOFTWARE: 5.0%
      51,300    @,L     Altiris, Inc.                                             1,416,393
      62,800     @      Ascential Software Corp.                                  1,004,172
      70,700    @,L     Avid Technology, Inc.                                     3,858,099
      27,100     L      Global Payments, Inc.                                     1,220,042
     148,500     @      Witness Systems, Inc.                                     1,804,275
                                                                             --------------
                                                                                  9,302,981
                                                                             --------------
                        TELECOMMUNICATIONS: 2.7%
     122,100     @      Performance Technologies, Inc.                            1,148,961
      70,300    @,L     Polycom, Inc.                                             1,575,423
     302,500    @,L     Powerwave Technologies, Inc.                              2,329,250
                                                                             --------------
                                                                                  5,053,634
                                                                             --------------
                        TOYS/GAMES/HOBBIES: 0.8%
      44,200     @      RC2 Corp.                                                 1,569,100
                                                                             --------------
                                                                                  1,569,100
                                                                             --------------
                        TRANSPORTATION: 1.0%
      49,240     @      Forward Air Corp.                                         1,841,576
                                                                             --------------
                                                                                  1,841,576
                                                                             --------------
                        Total Common Stock
                          (Cost $132,338,125)                                   171,052,595
                                                                             --------------
INVESTMENT COMPANIES: 4.7%

                        EQUITY FUND: 4.7%
      80,130     L      Ishares Russell 2000 Growth
                          Index Fund                                              5,008,125
      31,900            Ishares Russell 2000 Index Fund                           3,763,881
                                                                             --------------
                        Total Investment Companies
                          (Cost $7,030,577)                                       8,772,006
                                                                             --------------
                        Total Long-Term Investments
                          (Cost $139,368,702)                                   179,824,601
                                                                             --------------

PRINCIPAL
AMOUNT                                                                           VALUE
-------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 27.3%

               REPURCHASE AGREEMENT: 3.8%
$  7,068,000   Goldman Sachs Repurchase
                 Agreement dated 06/30/04, 1.500%, due 07/01/04,
                 $7,068,295 to be received upon repurchase
                 (Collateralized by $10,695,000 various
                 U.S. Government Agency Obligations, 0.000%-1.100%,
                 Market Value plus accrued interest $7,221,922,
                 due 10/07/05-01/15/18)                                      $    7,068,000
                                                                             --------------
               Total Repurchase Agreements
                 (Cost $7,068,000)                                                7,068,000
                                                                             --------------
               SECURITIES LENDING COLLATERAL(CC): 23.5%
  43,815,916   The Bank of New York
                 Institutional Cash Reserve Fund, 1.250%                         43,815,916
                                                                             --------------
               Total Securities Lending Collateral
                 (Cost $43,815,916)                                              43,815,916
                                                                             --------------
               Total Short-Term Investments
                 (Cost $50,883,916)                                              50,883,916
                                                                             --------------
               TOTAL INVESTMENTS IN
                 SECURITIES (COST $190,252,618)*                     123.7%  $  230,708,517
               OTHER ASSETS AND
                 LIABILITIES-NET                                     (23.7)     (44,218,443)
                                                                     -----   --------------
               NET ASSETS                                            100.0%  $  186,490,074
                                                                     =====   ==============

@    Non-income producing security
L    Loaned security, a portion or all of the security is on loan at June 30,
     2004.
cc   Securities purchased with cash collateral for securities loaned.
* Cost for federal income tax purposes is $190,272,867. Net unrealized appreciation consists of:

               Gross Unrealized Appreciation                                 $   44,087,440
               Gross Unrealized Depreciation                                     (3,651,790)
                                                                             --------------
               NET UNREALIZED APPRECIATION                                   $   40,435,650
                                                                             ==============

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING VP FINANCIAL SERVICES PORTFOLIO              as of June 30, 2004 (Unaudited)

SHARES                                                                           VALUE
-------------------------------------------------------------------------------------------
COMMON STOCK: 98.9%

                        BANKS: 26.0%
       4,404            Bank of America Corp.                                $      372,666
       3,669            Bank of New York Co., Inc.                                  108,162
       1,944            Bank One Corp.                                               99,144
       2,637            City National Corp.                                         173,251
         833            Comerica, Inc.                                               45,715
       3,032            Cullen/Frost Bankers, Inc.                                  135,682
       6,845            Mellon Financial Corp.                                      200,764
       5,225            Prosperity Bancshares, Inc.                                 127,229
       1,951            State Street Corp.                                           95,677
       1,856            UnionBanCal Corp.                                           104,678
       5,407            US Bancorp                                                  149,017
       2,425            Wachovia Corp.                                              107,913
       5,409            Wells Fargo & Co.                                           309,557
                                                                             --------------
                                                                                  2,029,455
                                                                             --------------
                        DIVERSIFIED FINANCIAL SERVICES: 41.5%
    4,309        @      Accredited Home Lenders Holding Co                          121,298
    4,523        @      Affiliated Managers Group                                   227,824
    4,103               Alliance Capital Management
                          Holding LP                                                139,297
    2,862               American Express Co.                                        147,050
    2,009               Capital One Financial Corp.                                 137,375
    3,662               CIT Group, Inc.                                             140,218
    9,992               Citigroup, Inc.                                             464,628
    2,155               Countrywide Financial Corp.                                 151,389
   13,298        @      E*Trade Financial Corp.                                     148,273
    2,201               Fannie Mae                                                  157,063
    1,701               Franklin Resources, Inc.                                     85,186
    3,888               Freddie Mac                                                 246,110
    2,216               Goldman Sachs Group, Inc.                                   208,659
    4,984               JPMorgan Chase & Co.                                        193,230
    2,184               Lehman Brothers Holdings, Inc.                              164,346
    3,288               Merrill Lynch & Co, Inc.                                    177,486
    4,099               Morgan Stanley                                              216,304
    5,249               Waddell & Reed Financial, Inc.                              116,055
                                                                             --------------
                                                                                  3,241,791
                                                                             --------------
                        HOME BUILDERS: 1.8%
       5,022            DR Horton, Inc.                                             142,625
                                                                             --------------
                                                                                    142,625
                                                                             --------------
                        INSURANCE: 26.4%
       4,294     @@     ACE Ltd.                                                    181,550
       2,945            Aflac, Inc.                                                 120,185
       5,100            American International Group, Inc.                          363,529
       2,043     @@     Axis Capital Holdings Ltd.                                   57,204
       3,037     @@     Endurance Specialty Holdings Ltd.                           105,688
       3,353            Hartford Financial Services Group, Inc.                     230,485
       4,077            Metlife, Inc.                                               146,160
       3,992            PMI Group, Inc.                                             173,732
       2,381            Prudential Financial, Inc.                                  110,645
       4,486            Radian Group, Inc.                                          214,879
       4,832     @@     Scottish Re Group Limited                                   112,344
       4,498     @@     Willis Group Holdings Ltd.                                  168,450
       1,025     @@     XL Capital Ltd.                                              77,347
                                                                             --------------
                                                                                  2,062,198
                                                                             --------------
                        SOFTWARE: 3.2%
       4,614            First Data Corp.                                            205,415
       1,092     @      Fiserv, Inc.                                                 42,468
                                                                             --------------
                                                                                    247,883
                                                                             --------------
                        Total Common Stock
                          (Cost $7,632,317)                                       7,723,952
                                                                             --------------

PRINCIPAL
AMOUNT                                                                           VALUE
-------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 9.2%

               REPURCHASE AGREEMENT: 9.2%
$    716,000   Goldman Sachs Repurchase
                 Agreement dated 06/30/04, 1.500%, due 07/01/04,
                 $716,030 to be received upon repurchase
                 (Collateralized by $705,000, Federal National
                 Mortgage Association, 5.500%, Market Value plus
                 accrued interest $740,991, due 05/02/06)                    $      716,000
                                                                             --------------
               Total Short-Term Investments
                 (Cost $716,000)                                                    716,000
                                                                             --------------
               TOTAL INVESTMENTS IN SECURITIES
                 (COST $8,348,317)*                                  108.1%  $    8,439,952
               OTHER ASSETS AND
                 LIABILITIES-NET                                      (8.1)        (631,018)
                                                                     -----   --------------
               NET ASSETS                                            100.0%  $    7,808,934
                                                                     =====   ==============

@    Non-income producing security
@@   Foreign issuer
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

               Gross Unrealized Appreciation                                 $      128,785
               Gross Unrealized Depreciation                                        (37,150)
                                                                             --------------
               Net Unrealized Appreciation                                   $       91,635
                                                                             ==============

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING VP MAGNACAP PORTFOLIO                                    as of June 30, 2004

SHARES                                                                           VALUE
-------------------------------------------------------------------------------------------
COMMON STOCK: 97.9%

                        AEROSPACE/DEFENSE: 3.5%
      13,450            General Dynamics Corp.                               $    1,335,585
                                                                             --------------
                                                                                  1,335,585
                                                                             --------------
                        AGRICULTURE: 3.8%
      29,000            Altria Group, Inc.                                        1,451,450
                                                                             --------------
                                                                                  1,451,450
                                                                             --------------
                        APPAREL: 1.6%
       8,100            Nike, Inc.                                                  613,575
                                                                             --------------
                                                                                    613,575
                                                                             --------------
                        BANKS: 5.8%
      12,300            Bank of America Corp.                                     1,040,826
      20,500            Wells Fargo & Co.                                         1,173,215
                                                                             --------------
                                                                                  2,214,041
                                                                             --------------
                        BUILDING MATERIALS: 1.8%
      21,400            Masco Corp.                                                 667,252
                                                                             --------------
                                                                                    667,252
                                                                             --------------
                        CHEMICALS: 4.3%
      23,900            Dow Chemical Co.                                            972,730
      16,700            Praxair, Inc.                                               666,497
                                                                             --------------
                                                                                  1,639,227
                                                                             --------------
                        COMPUTERS: 2.3%
      42,212            Hewlett-Packard Co.                                         890,673
                                                                             --------------
                                                                                    890,673
                                                                             --------------
                        COSMETICS/PERSONAL CARE: 3.0%
      17,300            Kimberly-Clark Corp.                                      1,139,724
                                                                             --------------
                                                                                  1,139,724
                                                                             --------------
                        DIVERSIFIED FINANCIAL SERVICES: 14.9%
      19,800            Citigroup, Inc.                                             920,700
      17,400            Fannie Mae                                                1,241,664
      21,400            Freddie Mac                                               1,354,619
      20,100            Merrill Lynch & Co, Inc.                                  1,084,998
      19,500            Morgan Stanley                                            1,029,015
                                                                             --------------
                                                                                  5,630,996
                                                                             --------------
                        ELECTRICAL COMPONENTS AND
                          EQUIPMENT: 3.3%
      20,000            Emerson Electric Co.                                      1,271,000
                                                                             --------------
                                                                                  1,271,000
                                                                             --------------
                        ELECTRONICS: 2.7%
      37,800     @@     Koninklijke Philips Electronics NV                        1,028,160
                                                                             --------------
                                                                                  1,028,160
                                                                             --------------
                        FOOD: 4.8%
      18,200     @@     Nestle SA ADR                                             1,213,430
       8,650     @@     Unilever NV                                                 592,612
                                                                             --------------
                                                                                  1,806,042
                                                                             --------------
                        FOREST PRODUCTS AND PAPER: 1.8%
      15,000            International Paper Co.                                     670,500
                                                                             --------------
                                                                                    670,500
                                                                             --------------
                        HEALTHCARE-PRODUCTS: 1.0%
       6,500            Beckman Coulter, Inc.                                       396,500
                                                                             --------------
                                                                                    396,500
                                                                             --------------
                        HEALTHCARE-SERVICES: 2.1%
       9,300     @      Quest Diagnostics                                    $      790,035
                                                                             --------------
                                                                                    790,035
                                                                             --------------
                        INSURANCE: 5.8%
      17,650            American International Group, Inc.                        1,258,092
      25,900            Metlife, Inc.                                               928,515
                                                                             --------------
                                                                                  2,186,607
                                                                             --------------
                        MEDIA: 2.4%
      10,700            Gannett Co., Inc.                                           907,895
                                                                             --------------
                                                                                    907,895
                                                                             --------------
                        MISCELLANEOUS MANUFACTURING: 4.3%
      44,700            Honeywell Intl., Inc.                                     1,637,361
                                                                             --------------
                                                                                  1,637,361
                                                                             --------------
                        OIL AND GAS: 12.1%
      22,600            Apache Corp.                                                984,230
      18,900     @@     BP PLC ADR                                                1,012,473
      13,150            ChevronTexaco Corp.                                       1,237,547
      30,300            Exxon Mobil Corp.                                         1,345,623
                                                                             --------------
                                                                                  4,579,873
                                                                             --------------
                        OIL AND GAS SERVICES: 1.7%
      20,880            Halliburton Co.                                             631,829
                                                                             --------------
                                                                                    631,829
                                                                             --------------
                        PHARMACEUTICALS: 3.2%
      30,100            Bristol-Myers Squibb Co.                                    737,450
      10,100            Merck & Co, Inc.                                            479,750
                                                                             --------------
                                                                                  1,217,200
                                                                             --------------
                        RETAIL: 2.3%
      34,100            McDonald's Corp.                                            886,600
                                                                             --------------
                                                                                    886,600
                                                                             --------------
                        SAVINGS AND LOANS: 4.3%
      29,800            Sovereign Bancorp, Inc.                                     658,580
      25,400            Washington Mutual, Inc.                                     981,456
                                                                             --------------
                                                                                  1,640,036
                                                                             --------------
                        SEMICONDUCTORS: 1.0%
      13,600            Intel Corp.                                                 375,360
                                                                             --------------
                                                                                    375,360
                                                                             --------------
                        TELECOMMUNICATIONS: 4.1%
      28,600            SBC Communications, Inc.                                    693,550
      24,300            Verizon Communications, Inc.                                879,417
                                                                             --------------
                                                                                  1,572,967
                                                                             --------------
                        Total Common Stock
                          (Cost $32,110,733)                                     37,180,488
                                                                             --------------

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING VP MAGNACAP PORTFOLIO                        as of June 30, 2004 (continued)

PRINCIPAL
AMOUNT                                                                           VALUE
-------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 2.1%

               REPURCHASE AGREEMENT: 2.1%
$    797,000   Goldman Sachs Repurchase
                 Agreement dated 06/30/04, 1.500%, due 07/01/04,
                 $797,033 to be received upon repurchase
                 (Collateralized by $815,000 various U.S. Government
                 Agency Obligations, 1.079%-1.538%, Market Value plus
                 accrued interest $816,974, due 02/04/05-10/07/05)           $      797,000
                                                                             --------------
               Total Short-Term Investments
                 (Cost $797,000)                                                    797,000
                                                                             --------------
               TOTAL INVESTMENTS IN SECURITIES
                 (COST $32,907,733)*                                 100.0%  $   37,977,488
               OTHER ASSETS AND
                 LIABILITIES-NET                                       0.0           10,729
                                                                     -----   --------------
               NET ASSETS                                            100.0%  $   37,988,217
                                                                     =====   ==============

@    Non-income producing security
@@   Foreign issuer
ADR  American Depositary Receipt
* Cost for federal income tax purposes is $32,909,161. Net unrealized appreciation consists of:

                 Gross Unrealized Appreciation                               $    5,388,345
                 Gross Unrealized Depreciation                                     (320,018)
                                                                             --------------
                 Net Unrealized Appreciation                                 $    5,068,327
                                                                             ==============

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING VP CONVERTIBLE PORTFOLIO                     as of June 30, 2004 (Unaudited)

SHARES                                                                           VALUE
-------------------------------------------------------------------------------------------
COMMON STOCK: 3.1%

                        FOOD: 0.5%
         861     @      Dean Foods Co.                                       $       32,124
                                                                             --------------
                                                                                     32,124
                                                                             --------------
                        HEALTHCARE-SERVICES: 0.5%
       1,300     @      Community Health Systems, Inc.                               34,801
                                                                             --------------
                                                                                     34,801
                                                                             --------------
                        MISCELLANEOUS MANUFACTURING: 0.4%
         900            General Electric Co.                                         29,160
                                                                             --------------
                                                                                     29,160
                                                                             --------------
                        RETAIL: 1.1%
         400            Wal-Mart Stores, Inc.                                        21,104
       1,500            Wendy's Intl., Inc.                                          52,260
                                                                             --------------
                                                                                     73,364
                                                                             --------------
                        TELECOMMUNICATIONS: 0.6%
         500            Qualcomm, Inc.                                               36,490
                                                                             --------------
                                                                                     36,490
                                                                             --------------
                        Total Common Stock
                          (Cost $171,556)                                           205,939
                                                                             --------------

PREFERRED STOCK: 20.8%

                        ADVERTISING: 0.3%
         400     @      Interpublic Group of Cos., Inc.                              20,412
                                                                             --------------
                                                                                     20,412
                                                                             --------------
                        AUTO MANUFACTURERS: 1.9%
       1,100            Ford Motor Co. Capital Trust II                              60,236
         800            General Motors Corp.                                         23,232
       1,600            General Motors Corp.                                         40,896
                                                                             --------------
                                                                                    124,364
                                                                             --------------
                        DIVERSIFIED FINANCIAL SERVICES: 0.7%
       1,700            Gabelli Asset Management, Inc.                               43,350
                                                                             --------------
                                                                                     43,350
                                                                             --------------
                        ELECTRIC: 1.1%
         750     @      Calpine Capital Trust                                        36,469
         750     @      Calpine Capital Trust II                                     35,250
                                                                             --------------
                                                                                     71,719
                                                                             --------------
                        ELECTRICAL COMPONENTS & EQUIPMENT: 1.3%
       1,500    @,#     General Cable Corp.                                          84,938
                                                                             --------------
                                                                                     84,938
                                                                             --------------
                        FOOD: 1.1%
       2,500            Albertson's, Inc.                                            69,225
                                                                             --------------
                                                                                     69,225
                                                                             --------------
                        HEALTHCARE-SERVICES: 0.8%
         500            Anthem, Inc.                                                 51,355
                                                                             --------------
                                                                                     51,355
                                                                             --------------
                        HOME BUILDERS: 0.3%
         500     @      Fleetwood Capital Trust                                      22,750
                                                                             --------------
                                                                                     22,750
                                                                             --------------
                        INSURANCE: 5.2%
       1,500            Hartford Financial Services Group,
                          Inc.                                               $      100,395
         185            Prudential Financial, Inc.                                   12,937
       1,800            Reinsurance Group of America                                102,780
       3,000            Travelers Property Casualty Corp.                            71,400
       2,000     @@     XL Capital Ltd.                                              50,780
                                                                             --------------
                                                                                    338,292
                                                                             --------------
                        MEDIA: 1.9%
         500     @      Comcast Corp.                                                22,000
       2,000            Emmis Communications Corp.                                   88,500
          15            News Corp Finance Trust II                                   15,307
                                                                             --------------
                                                                                    125,807
                                                                             --------------
                        MINING: 1.7%
         100     #      Freeport-McMoRan Copper &
                          Gold, Inc.                                                 89,875
         600     @      Timet Capital Trust I                                        24,450
                                                                             --------------
                                                                                    114,325
                                                                             --------------
                        OFFICE/BUSINESS EQUIPMENT: 0.2%
         100     @      Xerox Corp.                                                  13,240
                                                                             --------------
                                                                                     13,240
                                                                             --------------
                        OIL AND GAS: 1.3%
         600            Ameranda Hess Corp.                                          43,574
         300            Chesapeake Energy Corp.                                      33,488
         150            Chesapeake Energy Corp.                                      11,644
                                                                             --------------
                                                                                     88,706
                                                                             --------------
                        PHARMACEUTICALS: 0.8%
         900            Omnicare, Inc.                                               55,827
                                                                             --------------
                                                                                     55,827
                                                                             --------------
                        REAL ESTATE INVESTMENT TRUSTS: 0.7%
       2,000     @      FelCor Lodging Trust, Inc.                                   48,000
                                                                             --------------
                                                                                     48,000
                                                                             --------------
                        SAVINGS AND LOANS: 0.7%
       1,000            Sovereign Capital Trust II                                   47,500
                                                                             --------------
                                                                                     47,500
                                                                             --------------
                        TELECOMMUNICATIONS: 0.8%
          45     @      Lucent Technologies Capital Trust I                          53,288
                                                                             --------------
                                                                                     53,288
                                                                             --------------
                        Total Preferred Stock
                          (Cost $1,291,280)                                       1,373,098
                                                                             --------------

INVESTMENT COMPANIES: 2.1%

                        EQUITY FUND: 2.1%
       1,200            SPDR Trust Series 1                                         137,436
                                                                             --------------
                        Total Investment Companies
                          (Cost $123,945)                                           137,436
                                                                             --------------

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING VP CONVERTIBLE PORTFOLIO         as of June 30, 2004 (Unaudited) (continued)

PRINCIPAL
AMOUNT                                                                           VALUE
-------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS: 63.1%

                        ADVERTISING: 2.1%
$     20,000            Interpublic Group of Cos., Inc.,
                          1.870%, due 06/01/06                               $       18,800
      20,000            Interpublic Group of Cos., Inc.,
                          4.500%, due 03/15/23                                       27,300
      55,000            Lamar Advertising Co., 2.875%,
                          due 12/31/10                                               59,331
      30,000            Young & Rubicam, Inc., 3.000%,
                          due 01/15/05                                               30,300
                                                                             --------------
                                                                                    135,731
                                                                             --------------
                        AEROSPACE/DEFENSE: 1.4%
     100,000            Spacehab, Inc., 8.000%, due
                          10/15/07                                                   90,250
                                                                             --------------
                                                                                     90,250
                                                                             --------------
                        AGRICULTURE: 0.6%
      30,000            Bunge Limited Finance Corp.,
                          3.750%, due 11/15/22                                       39,563
                                                                             --------------
                                                                                     39,563
                                                                             --------------
                        APPAREL: 0.8%
      50,000     #      Reebok International Ltd., 2.000%,
                          due 05/01/24                                               49,438
                                                                             --------------
                                                                                     49,438
                                                                             --------------
                        AUTO PARTS AND EQUIPMENT: 0.9%
      25,000     #      Goodyear Tire & Rubber Co.,
                          4.000%, due 06/15/34                                       25,438
      70,000            Lear Corp., 3.860%, due 02/20/22                             35,875
                                                                             --------------
                                                                                     61,313
                                                                             --------------
                        BIOTECHNOLOGY: 1.8%
      30,000            ICOS Corp., 2.000%, due 07/01/23                             25,763
      90,000            Millennium Pharmaceuticals, Inc.,
                          5.500%, due 01/15/07                                       92,025
                                                                             --------------
                                                                                    117,788
                                                                             --------------
                        COAL: 0.8%
      50,000     #      Massey Energy Co., 2.250%,
                          due 04/01/24                                               55,500
                                                                             --------------
                                                                                     55,500
                                                                             --------------
                        DISTRIBUTION/WHOLESALE: 1.4%
     100,000            Costco Wholesale Corp., 0.420%,
                          due 08/19/17                                               94,625
                                                                             --------------
                                                                                     94,625
                                                                             --------------
                        DIVERSIFIED FINANCIAL SERVICES: 2.6%
      20,000    #,@@    AngloGold Holdings PLC, 2.375%,
                          due 02/27/09                                               19,025
     125,000            Lehman Brothers Holdings, Inc.,
                          1.000%, due 09/16/10                                      111,094
      40,000    #,@@    RepCon Lux SA, 4.500%, due
                          01/26/11                                                   44,423
                                                                             --------------
                                                                                    174,542
                                                                             --------------
                        ELECTRIC: 1.5%
      15,000            Centerpoint Energy, Inc., 3.750%,
                          due 05/15/23                                               17,100
      20,000     #      Centerpoint Energy, Inc., 2.875%,
                          due 01/15/24                                               21,400
$     60,000            PPL Energy Supply LLC, 2.625%,
                          due 05/15/23                                       $       62,100
                                                                             --------------
                                                                                    100,600
                                                                             --------------
                        ELECTRICAL COMPONENTS AND EQUIPMENT: 1.0%
      70,000     #      GrafTech International Ltd.,
                          1.625%, due 01/15/24                                       63,350
                                                                             --------------
                                                                                     63,350
                                                                             --------------
                        ELECTRONICS: 3.5%
      40,000     @@     Flextronics International Ltd.,
                          1.000%, due 08/01/10                                       49,800
      85,000            Flir Systems, Inc., 3.000%, due
                          06/01/23                                                  121,443
   5,000,000            Sony Corp., 0.000%, due 12/18/08                             46,810
      10,000            Vishay Intertechnology, Inc.,
                          3.625%, due 08/01/23                                       12,238
                                                                             --------------
                                                                                    230,291
                                                                             --------------
                        ENERGY-ALTERNATE SOURCES: 0.8%
      50,000     #      Headwaters, Inc., 2.875%, due
                          06/01/16                                                   55,938
                                                                             --------------
                                                                                     55,938
                                                                             --------------
                        ENTERTAINMENT: 2.2%
      50,000            International Game Technology,
                          0.550%, due 01/29/33                                       42,688
     100,000     #      Sunterra Corp., 3.750%, due
                          03/29/24                                                  103,875
                                                                             --------------
                                                                                    146,563
                                                                             --------------
                        ENVIRONMENTAL CONTROL: 1.1%
      75,000            Allied Waste Industries, 4.250%,
                          due 04/15/34                                               74,250
                                                                             --------------
                                                                                     74,250
                                                                             --------------
                        HEALTHCARE-PRODUCTS: 1.7%
     100,000     #      Advanced Medical Optics, Inc.,
                          2.500%, due 07/15/24                                      109,875
                                                                             --------------
                                                                                    109,875
                                                                             --------------
                        HEALTHCARE-SERVICES: 0.7%
      35,000            Laboratory Corp. of America
                          Holdings, 1.890%, due 09/11/21                             25,375
      20,000            Quest Diagnostics, 1.750%, due
                          11/30/21                                                   21,150
                                                                             --------------
                                                                                     46,525
                                                                             --------------
                        INSURANCE: 2.4%
     100,000            American Intl. Group, .500%,
                          due 05/15/07                                               96,625
      30,000     #      AmerUs Group Co., 2.000%,
                          due 03/06/32                                               37,425
      20,000            AmerUs Group Co., 2.000%,
                          due 03/06/32                                               24,950
                                                                             --------------
                                                                                    159,000
                                                                             --------------
                        INTERNET: 2.7%
      90,000            E*TRADE Group, Inc., 6.000%,
                          due 02/01/07                                               92,587
      30,000     #      Equinix, Inc., 2.500%, due 02/15/24                          32,775
      50,000     #      Openwave Systems, Inc., 2.750%,
                          due 09/09/08                                               51,188
                                                                             --------------
                                                                                    176,550
                                                                             --------------

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING VP CONVERTIBLE PORTFOLIO         as of June 30, 2004 (Unaudited) (continued)

PRINCIPAL
AMOUNT                                                                           VALUE
-------------------------------------------------------------------------------------------
                        LEISURE TIME: 2.0%
$    100,000     #      Navigant Intl., Inc., 4.875%, due
                          11/01/23                                           $      133,250
                                                                             --------------
                                                                                    133,250
                                                                             --------------
                        LODGING: 1.1%
      30,000     #      Caesars Entertainment, Inc.,
                          1.110%, due 04/15/24                                       31,050
      20,000            Hilton Hotels Corp., 3.375%, due
                          04/15/23                                                   21,675
      20,000            Starwood Hotels & Resorts
                          Worldwide, Inc., 3.500%,
                          due 05/16/23                                               21,625
                                                                             --------------
                                                                                     74,350
                                                                             --------------
                        MEDIA: 1.6%
      50,000            Charter Communications, Inc.,
                          5.750%, due 10/15/05                                       47,938
      65,000     #      Citadel Broadcasting Corp.,
                          1.875%, due 02/15/11                                       56,712
                                                                             --------------
                                                                                    104,650
                                                                             --------------
                        MINING: 1.8%
      20,000     @@     Inco Ltd., 0.220%, due 03/29/21                              19,275
      45,000     @@     Inco Ltd., 1.000%, due 03/14/23                              56,644
      40,000     @@     Placer Dome, Inc., 2.750%,
                          due 10/15/23                                               45,400
                                                                             --------------
                                                                                    121,319
                                                                             --------------
                        MISCELLANEOUS MANUFACTURING: 3.6%
      75,000     #      Actuant Corp., 2.000%, due
                          11/15/23                                                   87,000
      50,000     @@     Tyco Intl. Group SA, 2.750%,
                          due 01/15/18                                               75,375
      50,000    #,@@    Tyco Intl. Group SA, 2.750%, due
                          01/15/18                                                   75,375
                                                                             --------------
                                                                                    237,750
                                                                             --------------
                        OIL AND GAS: 0.9%
      35,000            Nabors Industries, Inc., 2.530%,
                          due 02/05/21                                               23,100
      15,000     #      Pride Intl., Inc., 3.250%, due
                          05/01/33                                                   15,113
      25,000     @@     Transocean, Inc., 1.500%, due
                          05/15/21                                                   24,281
                                                                             --------------
                                                                                     62,494
                                                                             --------------
                        OIL AND GAS SERVICES: 0.2%
      15,000     @@     Schlumberger Ltd., 2.125%, due
                          06/01/23                                                   15,750
                                                                             --------------
                                                                                     15,750
                                                                             --------------
                        PACKAGING AND CONTAINERS: 0.6%
      40,000     #      Sealed Air Corp., 3.000%, due
                          06/30/33                                                   41,050
                                                                             --------------
                                                                                     41,050
                                                                             --------------
                        PHARMACEUTICALS: 4.3%
      55,000            Amylin Pharmaceuticals, Inc.,
                          2.250%, due 06/30/08                                       55,413
     100,000            Cephalon, Inc., 2.500%, due
                          12/15/06                                                   96,624
      15,000            NPS Pharmaceuticals, Inc., 3.000%,
                          due 06/15/08                                               14,025
$     60,000     #      NPS Pharmaceuticals, Inc.,
                          3.000%, due 06/15/08                               $       56,100
      61,000            Watson Pharmaceuticals, Inc.,
                          1.750%, due 03/15/23                                       57,873
                                                                             --------------
                                                                                    280,035
                                                                             --------------
                        RETAIL: 0.7%
      80,000            Duane Reade, Inc., 2.148%,
                          due 04/16/22                                               45,500
                                                                             --------------
                                                                                     45,500
                                                                             --------------
                        SEMICONDUCTORS: 6.3%
      80,000            Advanced Micro Devices, Inc.,
                          4.750%, due 02/01/22                                       81,600
      50,000            Amkor Technology, Inc., 5.000%,
                          due 03/15/07                                               46,875
     200,000            Atmel Corp., 4.980%, due 05/23/21                            88,000
      40,000            Conexant Systems, Inc., 4.000%,
                          due 02/01/07                                               38,500
      20,000     #      Cypress Semiconductor Corp.,
                          1.250%, due 06/15/08                                       23,675
     105,000            LTX Corp., 4.250%, due 08/15/06                             103,949
      25,000     #      Pixelworks, Inc., 1.750%, due
                          05/15/24                                                   23,844
                                                                             --------------
                                                                                    406,443
                                                                             --------------
                        SOFTWARE: 3.1%
     130,000            Bea Systems, Inc., 4.000%, due
                          12/15/06                                                  128,537
      30,000            Fair Isaac Corp., 1.500%, due
                          08/15/23                                                   30,488
      35,000     #      MSC Software Corp., 2.500%, due
                          05/05/08                                                   43,706
                                                                             --------------
                                                                                    202,731
                                                                             --------------
                        TELECOMMUNICATIONS: 6.6%
      75,000            Nextel Partners, Inc., 1.500%, due
                          11/15/08                                                  105,000
      20,000     #      NII Holdings, Inc., 2.875%, due
                          02/01/34                                                   19,800
     110,000            Primus Telecommunications GP,
                          5.750%, due 02/15/07                                      105,049
      30,000     #      Primus Telecommunications GP,
                          3.750%, due 09/15/10                                       27,900
      30,000            Primus Telecommunications GP,
                          3.750%, due 09/15/10                                       27,900
      50,000            RF Micro Devices, Inc., 1.500%,
                          due 07/01/10                                               59,250
      60,000            Utstarcom, Inc., 0.875%, due
                          03/01/08                                                   85,575
                                                                             --------------
                                                                                    430,474
                                                                             --------------
                        TRANSPORTATION: 0.3%
      15,000     #      Yellow Corp., 5.000%,
                          due 08/08/23                                               20,381
                                                                             --------------
                                                                                     20,381
                                                                             --------------
                        Total Convertible Corporate Bonds
                          (Cost $3,940,175)                                       4,157,869
                                                                             --------------

CORPORATE BONDS: 3.7%

                        ELECTRICAL COMPONENTS AND EQUIPMENT: 0.3%
      20,000     @@     ABB Intl. Finance Ltd., 4.625%, due
                          05/16/07                                                   20,980
                                                                             --------------
                                                                                     20,980
                                                                             --------------

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING VP CONVERTIBLE PORTFOLIO         as of June 30, 2004 (Unaudited) (continued)

PRINCIPAL
AMOUNT                                                                           VALUE
-------------------------------------------------------------------------------------------
                        MEDICAL-OUTPATIENT/HOME MEDICINE: 0.2%
      25,000     @@     LVL Medical Groupe SA, 2.500%,
                          due 10/01/05                                       $       13,383
                                                                             --------------
                                                                                     13,383
                                                                             --------------
                        OIL AND GAS: 1.6%
     100,000            Devon Energy Corp., 4.900%, due
                          08/15/08                                                  103,624
                                                                             --------------
                                                                                    103,624
                                                                             --------------
                        PHARMACEUTICALS: 0.4%
      25,000            Sepracor, Inc., 5.000%, due
                          02/15/07                                                   25,594
                                                                             --------------
                                                                                     25,594
                                                                             --------------
                        SOFTWARE: 0.4%
      25,000     #      CSG Systems International, 2.500%,
                          due 06/15/24                                               25,969
                                                                             --------------
                                                                                     25,969
                                                                             --------------
                        SOVEREIGN: 0.6%
      40,000    #,@@    Banco Nacional de
                          Desenvolvimento Economico e
                          Social, 6.500%, due 06/15/06                               39,950
                                                                             --------------
                                                                                     39,950
                                                                             --------------
                        TRANSPORTATION: 0.2%
      10,000     #      Yellow Corp., 3.375%,
                          due 11/25/23                                               11,713
                                                                             --------------
                                                                                     11,713
                                                                             --------------
                        Total Corporate Bonds
                          (Cost $239,266)                                           241,213
                                                                             --------------
                        TOTAL LONG-TERM INVESTMENTS
                          (COST $5,766,222)                                       6,115,555

SHORT-TERM INVESTMENTS: 7.1%

                        REPURCHASE AGREEMENT: 7.1%
$    470,000            Goldman Sachs Repurchase
                          Agreement dated 06/30/04, 1.500% due
                          07/01/04, $470,020 to be received upon
                          repurchase (Collateralized by $510,000
                          Federal National Mortgage Association,
                          5.650%, Market Value plus accrued
                          interest $479,758, due 03/16/29)                   $      470,000
                                                                             --------------
                        Total Short-Term Investments
                          (Cost $470,000)                                           470,000
                                                                             --------------
                        TOTAL INVESTMENTS IN SECURITIES
                          (COST $6,236,222)*                          99.9%  $    6,585,555
                        OTHER ASSETS AND
                          LIABILITIES--NET                             0.1%           3,880
                                                                     -----   --------------
                        NET ASSETS                                   100.0%  $    6,589,435
                                                                     =====   ==============

@    Non-income producing security
@@   Foreign issuer
# Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

               Gross Unrealized Appreciation                                 $      442,615
               Gross Unrealized Depreciation                                        (93,282)
                                                                             --------------
               Net Unrealized Appreciation                                   $      349,333
                                                                             ==============

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING VP INTERNATIONAL VALUE PORTFOLIO             as of June 30, 2004 (Unaudited)

SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCK: 92.3%

                     AUSTRALIA: 0.7%
    202,900          QBE Insurance Group Ltd.                       $  1,809,159
                                                                    ------------
                                                                       1,809,159
                                                                    ------------
                     BELGIUM: 3.9%
    114,700          Belgacom SA                                       3,491,531
      9,860          Electrabel                                        3,160,986
    162,700          Fortis                                            3,602,667
                                                                    ------------
                                                                      10,255,184
                                                                    ------------
                     CANADA: 2.4%
     80,700     @    EnCana Corp.                                      3,469,282
    207,500          Methanex Corp.                                    2,739,325
                                                                    ------------
                                                                       6,208,607
                                                                    ------------
                     DENMARK: 1.5%
    113,600          Danske Bank A/S                                   2,691,591
     39,000          TDC A/S                                           1,267,177
                                                                    ------------
                                                                       3,958,768
                                                                    ------------
                     FINLAND: 1.2%
    169,800          UPM-Kymmene OYJ                                   3,231,020
                                                                    ------------
                                                                       3,231,020
                                                                    ------------
                     FRANCE: 7.1%
     54,321          Lafarge SA                                        4,844,365
     57,065          Schneider Electric SA                             3,894,914
     29,688          Societe Generale                                  2,522,973
     17,600   @, L   Total SA ADR                                      1,691,008
     25,370          Total SA                                          4,836,761
     23,676          Valeo SA                                            986,584
                                                                    ------------
                                                                      18,776,605
                                                                    ------------
                     GERMANY: 5.0%
     77,600     L    Deutsche Boerse AG                                3,960,581
     54,050          RWE AG                                            2,544,907
     95,000          Siemens AG                                        6,836,652
                                                                    ------------
                                                                      13,342,140
                                                                    ------------
                     GREECE: 1.7%
     70,240          Alpha Bank A.E.                                   1,786,060
    141,350          Greek Organization of Football
                       Prognostics SA                                  2,669,025
                                                                    ------------
                                                                       4,455,085
                                                                    ------------
                     HONG KONG: 0.4%
  1,396,000          Global Bio-Chem Technology
                       Group Co. Ltd.                                  1,011,231
                                                                    ------------
                                                                       1,011,231
                                                                    ------------
                     HUNGARY: 1.3%
    173,840          OTP Bank Rt.                                      3,550,693
                                                                    ------------
                                                                       3,550,693
                                                                    ------------
                     IRELAND: 0.5%
     94,000          Irish Life & Permanent PLC                        1,446,717
                                                                    ------------
                                                                       1,446,717
                                                                    ------------
                     ISRAEL: 1.1%
     41,400   @, L   Teva Pharmaceutical
                       Industries ADR                                  2,785,806
                                                                    ------------
                                                                       2,785,806
                                                                    ------------
                     ITALY: 2.6%
    381,700          Enel S.p.A.                                    $  3,060,362
    107,000          Saipem S.p.A.                                       973,757
    672,700          Snam Rete Gas S.p.A.                              2,889,092
                                                                    ------------
                                                                       6,923,211
                                                                    ------------
                     JAPAN: 23.4%
    269,000          Amano Corp.                                       2,393,796
     52,000          Aoyama Trading Co. Ltd.                           1,408,239
    125,100          Chugai Pharmaceutical Co. Ltd.                    1,962,803
     83,700          FamilyMart Co. Ltd.                               2,730,807
    154,000          Hino Motors Ltd.                                  1,114,970
    130,000          Isetan Co. Ltd.                                   1,871,695
        384          Japan Retail Fund
                       Investment Corp.                                2,649,975
    363,000          JGC Corp.                                         3,493,104
    122,000          Kao Corp.                                         2,940,567
     31,600          Kyocera Corp.                                     2,681,721
        429          Mitsubishi Tokyo Financial
                       Group, Inc.                                     3,970,949
    281,000          NEC Corp.                                         1,977,803
    260,000          Nikko Cordial Corp.                               1,260,505
        440          Nippon Telegraph &
                       Telephone Corp.                                 2,350,914
    349,000          Nomura Holdings, Inc.                             5,165,513
     52,000          Promise Co. Ltd.                                  3,469,367
    228,200          Sekisui House Ltd.                                2,532,651
    105,500          Shimano, Inc.                                     2,513,862
    305,000     L    Shinsei Bank Ltd.                                 1,945,470
     33,000          T&D Holdings, Inc.                                1,648,261
     92,000          Takeda Chemical Industries Ltd.                   4,038,675
     25,000          Takefuji Corp.                                    1,812,308
    260,000          The Sumitomo Trust &
                       Banking Co. Ltd.                                1,851,441
     97,400          Toyota Motor Corp.                                3,945,452
                                                                    ------------
                                                                      61,730,848
                                                                    ------------
                     MALAYSIA: 2.0%
  1,153,500          AMMB Holdings BHD                                 1,001,724
    137,200          British American Tobacco
                       Malaysia BHD                                    1,823,315
    920,400          Malayan Banking BHD                               2,446,326
                                                                    ------------
                                                                       5,271,365
                                                                    ------------
                     MEXICO: 0.8%
    746,900          Wal-Mart de Mexico SA de CV                       2,214,860
                                                                    ------------
                                                                       2,214,860
                                                                    ------------
                     NETHERLANDS: 5.3%
    153,100          ASML Holding NV                                   2,591,000
    121,500          Koninklijke Philips
                       Electronics NV                                  3,271,319
     77,150          Royal Dutch Petroleum Co.                         3,959,202
     33,300     @    Royal Dutch Petroleum
                       Co. ADR                                         1,720,611
     37,200          Unilever NV ADR                                   2,539,048
                                                                    ------------
                                                                      14,081,180
                                                                    ------------
                     NEW ZEALAND: 0.6%
    191,700          Fisher & Paykel
                       Healthcare Corp.                                1,606,955
                                                                    ------------
                                                                       1,606,955
                                                                    ------------

                 See Accompanying Notes to Financial Statements

SHARES                                                                 VALUE
--------------------------------------------------------------------------------
                     NORWAY: 0.5%
    284,400          Tomra Systems ASA                              $  1,341,684
                                                                    ------------
                                                                       1,341,684
                                                                    ------------
                     SINGAPORE: 2.2%
    340,600     @    CapitaCommercial Trust                              213,561
  1,703,000          CapitaLand Ltd.                                   1,354,530
    148,000          DBS Group Holdings Ltd.                           1,237,307
    392,800          United Overseas Bank Ltd.                         3,055,833
                                                                    ------------
                                                                       5,861,231
                                                                    ------------
                     SOUTH AFRICA: 1.1%
    269,750     @    Gold Fields Ltd. ADR                              2,835,073
                                                                    ------------
                                                                       2,835,073
                                                                    ------------
                     SPAIN: 2.3%
    179,421          Banco Bilbao Vizcaya
                       Argentaria SA                                   2,396,850
    255,700          Telefonica SA                                     3,779,829
                                                                    ------------
                                                                       6,176,679
                                                                    ------------
                     SWEDEN: 2.6%
     48,300          Atlas Copco AB                                    1,792,107
    993,000          Skandia Forsakrings AB                            4,112,811
     85,100          Swedish Match AB                                    869,872
                                                                    ------------
                                                                       6,774,790
                                                                    ------------
                     SWITZERLAND: 6.2%
     92,400     @    Credit Suisse Group                               3,283,136
     10,063          Nestle SA                                         2,683,681
     38,900          Novartis AG                                       1,716,085
     27,500     @    Novartis AG ADR                                   1,223,750
     50,764          Roche Holding AG                                  5,026,138
     36,500          UBS AG                                            2,571,962
                                                                    ------------
                                                                      16,504,752
                                                                    ------------
                     UNITED KINGDOM: 14.0%
    665,787     @    BP PLC                                            5,880,060
    402,830     @    Diageo PLC                                        5,431,506
     20,500   @, L   GlaxoSmithKline PLC ADR                             849,930
    201,511          GlaxoSmithKline PLC                               4,078,312
    168,619          Imperial Tobacco Group PLC                        3,632,791
    166,338          Kingfisher PLC                                      863,484
  1,636,083     @    Legal & General Group PLC                         2,818,684
    150,553     @    Provident Financial PLC                           1,639,532
    142,693          Rio Tinto PLC                                     3,431,339
    272,857     @    Severn Trent PLC                                  3,938,816
  2,048,285     @    Vodafone Group PLC                                4,485,336
                                                                    ------------
                                                                      37,049,790
                                                                    ------------
                     UNITED STATES: 1.9%
     78,100   @, L   Schlumberger Ltd.                                 4,960,131
                                                                    ------------
                                                                       4,960,131
                                                                    ------------
                     Total Common Stock
                       (Cost $226,393,272)                           244,163,564
                                                                    ------------
INVESTMENT COMPANIES: 2.0%

                     UNITED STATES: 2.0%
     37,000     L    Ishares MSCI EAFE Index Fund                      5,291,000
                                                                    ------------
                     Total Investment Companies
                       (Cost $4,588,285)                               5,291,000
                                                                    ------------

WARRANTS: 0.8%

                     INDIA: 0.8%
    165,600   @, E   ICICI Bank Ltd.                                $  2,003,760
                                                                    ------------
                     Total Warrants
                       (Cost $2,676,682)                               2,003,760
                                                                    ------------
                     Total Long-Term Investments
                       (Cost $233,658,239)                           251,458,324
                                                                    ------------

PRINCIPAL
AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 10.0%

              REPURCHASE AGREEMENT: 7.1%
$18,743,000   Goldman Sachs Repurchase
                Agreement dated 06/30/04,
                1.500%, due 07/01/04,
                $18,743,781 to be received
                upon repurchase
                (Collateralized by
                $19,192,000 various
                U.S. Government Agency
                Obligations, 4.375%-5.000%,
                Market Value plus accrued
                interest $19,118,223,
                due 02/04/10-03/03/14)                                18,743,000
                                                                    ------------
              Total Repurchase Agreements
                (Cost $18,743,000)                                    18,743,000
                                                                    ------------
              SECURITIES LENDING COLLATERAL(cc): 2.9%
  7,633,396   The Bank of New York
                Institutional Cash
                Reserve Fund, 1.250%                                   7,633,396
                                                                    ------------
              Total Securities Lending Collateral
                (Cost $7,633,396)                                      7,633,396
                                                                    ------------
              Total Short-Term Investments
                (Cost $26,376,396)                                    26,376,396
                                                                    ------------
              TOTAL INVESTMENTS IN
                SECURITIES (COST
                $260,034,635)*                 105.1%               $277,834,720
              OTHER ASSETS AND
                LIABILITIES-NET                 (5.1)                (13,529,013)
                                               -----                ------------
              NET ASSETS                       100.0%               $264,305,707
                                               =====                ============

@     Non-income producing security
ADR   American Depositary Receipt
L     Loaned security, a portion or all of the security is on loan at
      June 30, 2004.
E     Equity linked product
(cc)  Securities purchased with cash collateral for securities loaned.
* Cost for federal income tax purposes is $260,603,090. Net unrealized appreciation consists of:

              Gross Unrealized Appreciation                         $ 21,564,650
              Gross Unrealized Depreciation                           (4,333,020)
                                                                    ------------
              Net Unrealized Appreciation                           $ 17,231,630
                                                                    ============

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING VP INTERNATIONAL VALUE PORTFOLIO as of June 30, 2004 (Unaudited) (continued)

                                        PERCENTAGE OF
INDUSTRY                                 NET ASSETS
-----------------------------------------------------
Agriculture                                   1.0%
Auto Manufacturers                            1.9
Auto Parts and Equipment                      0.4
Banks                                        16.4
Biotechnology                                 0.4
Building Materials                            1.8
Chemicals                                     1.0
Commercial Services                           1.0
Cosmetics/Personal Care                       1.1
Diversified Financial Services                6.5
Electric                                      3.3
Electroics                                    3.0
Engineering and Construction                  1.3
Entertainment                                 1.0
Environmental Control                         0.5
Food                                          2.0
Forest Products & Paper                       1.2
Gas                                           1.1
Hand/Machine Tools                            1.5
Healthcare-Products                           0.6
Home Builders                                 1.0
Insurance                                     2.9
Investment Companies                          3.3
Leisure Time                                  1.0
Mining                                        1.8
Miscellaneous Manufacturing                   3.5
Oil and Gas                                  11.7
Oil and Gas Services                          2.2
Packaging & Containers                        1.5
Pharmaceuticals                               6.7
Real Estate                                   0.5
Real Estate Investment Trust                  1.1
Retail                                        4.1
Semiconductors                                1.0
Telecommunications                            5.8
Repurchase agreement                          7.1
Securities lending collateral                 2.9
Other Assets and Liabilities, Net            (5.1)
                                            -----
NET ASSETS                                  100.0%
                                            =====

                 See Accompanying Notes to Financial Statements

                   TRUSTEE AND OFFICER INFORMATION (Unaudited)

The business and affairs of the Trusts are managed under the direction of the Trusts' Board of Trustees. A Trustee who is not an interested person of the Trusts, as defined in the 1940 Act, is an independent trustee ("Independent Trustee"). The Trustees and Officers of the Trust are listed below. The Statement of Additional Information includes additional information about trustees of the Registrant and is available, without charge, upon request at 1-800-992-0180.

                                               TERM OF                                  NUMBER OF
                                             OFFICE AND          PRINCIPAL            PORTFOLIOS IN           OTHER
                              POSITION(S)     LENGTH OF        OCCUPATION(S)          FUND COMPLEX        DIRECTORSHIPS
        NAME, ADDRESS          HELD WITH        TIME            DURING THE              OVERSEEN             HELD BY
           AND AGE               TRUST        SERVED(1)       PAST FIVE YEARS           BY TRUSTEE           TRUSTEE
           -------               -----        ---------       ---------------           ----------           -------
INDEPENDENT TRUSTEES

Paul S. Doherty(2)              Trustee    December         Mr. Doherty is President       118       University of
7337 E. Doubletree Ranch Rd.               1993 - Present   and Partner, Doherty,                    Massachusetts
Scottsdale, AZ 85258                                        Wallace, Pillsbury and                   Foundation Board
Born: 1934                                                  Murphy, P.C., Attorneys                  (April 2004 - Present).
                                                            (1996 - Present).

J. Michael Earley(3)            Trustee    February 2002 -  President and Chief            118       None
7337 E. Doubletree Ranch Rd.               Present          Executive Officer,
Scottsdale, AZ 85258                                        Bankers Trust Company,
Born: 1945                                                  N.A. (1992 - Present).

R. Barbara Gitenstein(2)        Trustee    February 2002 -  President, College of          118       New Jersey Resources
7337 E. Doubletree Ranch Rd.               Present          New Jersey (1999 -                       (September 2003 -
Scottsdale, AZ 85258                                        Present).                                Present).
Born: 1948

Walter H. May(2)                Trustee    May 1995 -       Retired. Formerly,             118       Trustee, BestPrep
7337 E. Doubletree Ranch Rd.               Present          Managing Director and                    Charity
Scottsdale, AZ 85258                                        Director of Marketing,                   (1991 - Present) -
Born: 1936                                                  Piper Jaffray, Inc.                      Charitable organization.

Jock Patton(2)                  Trustee    October 1999 -   Private Investor               118       Director, Hypercom, Inc.
7337 E. Doubletree Ranch Rd.               Present          (June 1997 - Present).                   (January 1999 -
Scottsdale, AZ 85258                                        Formerly Director and                    Present); JDA Software
Born: 1945                                                  Chief Executive Officer,                 Group, Inc.
                                                            Rainbow Multimedia                       (January 1999 -
                                                            Group, Inc. (January                     Present); Swift
                                                            1999 - December 2001).                   Transportation Co.
                                                                                                     (March 2004 - Present).

David W.C. Putnam(3)            Trustee    October 1999 -   President and Director,        118       Anchor International
7337 E. Doubletree Ranch Rd.               Present          F.L. Putnam Securities                   Bond (December 2000 -
Scottsdale, AZ 85258                                        Company, Inc. and its                    Present); Progressive
Born: 1939                                                  affiliates; President,                   Capital Accumulation
                                                            Secretary and Trustee,                   Trust (August 1998 -
                                                            The Principled Equity                    Present); Principled
                                                            Market Fund.                             Equity Market Fund
                                                                                                     (November 1996 -
                                                                                                     Present), Mercy
                                                                                                     Endowment Foundation
                                                                                                     (1995 - Present);
                                                                                                     Director, F.L. Putnam
                                                                                                     Investment Management
                                                                                                     Company (December 2001 -
                                                                                                     Present); Asian American
                                                                                                     Bank and Trust Company
                                                                                                     (June 1992 - Present);
                                                                                                     and Notre Dame Health
                                                                                                     Care Center (1991 -
                                                                                                     Present) F.L. Putnam
                                                                                                     Securities Company, Inc.
                                                                                                     (June 1978 - Present);
                                                                                                     and an Honorary Trustee,
                                                                                                     Mercy Hospital (1973 -
                                                                                                     Present).

                                               TERM OF                                  NUMBER OF
                                             OFFICE AND          PRINCIPAL            PORTFOLIOS IN           OTHER
                              POSITION(S)     LENGTH OF        OCCUPATION(S)          FUND COMPLEX        DIRECTORSHIPS
        NAME, ADDRESS          HELD WITH        TIME            DURING THE              OVERSEEN             HELD BY
           AND AGE               TRUST        SERVED(1)       PAST FIVE YEARS           BY TRUSTEE           TRUSTEE
           -------               -----        ---------       ---------------           ----------           -------
Blaine E. Rieke(3)              Trustee    February 2001 -  General Partner,               118       Trustee, Morgan Chase
7337 E. Doubletree Ranch Rd.               Present          Huntington Partners                      Trust Co. (January
Scottsdale, AZ 85258                                        (January 1997 -                          1998 - Present);
Born: 1933                                                  Present). Chairman of                    Director, Members Trust
                                                            the Board and Trustee                    Co. (November 2003 -
                                                            of each of the funds                     Present).
                                                            managed by ING
                                                            Investment
                                                            Management Co. LLC
                                                            (November 1998 -
                                                            February 2001).

Roger B. Vincent(3)             Trustee    February 2002 -  President, Springwell          118       Director, AmeriGas
7337 E. Doubletree Ranch Rd.               Present          Corporation (1989 -                      Propane, Inc. (1998 -
Scottsdale, AZ 85258                                        Present). Formerly,                      Present).
Born: 1945                                                  Director Tatham
                                                            Offshore, Inc. (1996 -
                                                            2000).

Richard A. Wedemeyer(2)         Trustee    February 2001 -  Retired. Formerly Vice         118       Director, Touchstone
7337 E. Doubletree Ranch Rd.               Present          President - Finance and                  Consulting Group
Scottsdale, AZ 85258                                        Administration,                          (1997 - Present);
Born: 1936                                                  Channel Corporation                      Trustee, Jim Henson
                                                            (June 1996 - April                       Legacy (1994 - Present).
                                                            2002); and Trustee of
                                                            each of the funds
                                                            managed by ING
                                                            Management Co. LLC
                                                            (1998 - 2001).

TRUSTEES WHO ARE "INTERESTED
PERSONS"

Thomas J. McInerney(4)          Trustee    February 2001 -  Chief Executive Officer,       171       Director, Equitable Life
7337 E. Doubletree Ranch Rd.               Present          ING U.S. Financial                       Insurance Co., Golden
Scottsdale, AZ 85258                                        Services (September 2001                 American Life Insurance
Born: 1956                                                  - Present); Member ING                   Co., Life Insurance
                                                            Americas Executive                       Company of Georgia,
                                                            Committee (2001 -                        Midwestern United Life
                                                            Present); ING Aeltus                     Insurance Co., ReliaStar
                                                            Holding Company, Inc.                    Life Insurance Co.,
                                                            (2000 - Present), ING                    Security Life of Denver,
                                                            Retail Holding Company                   Security Connecticut
                                                            (1998 - Present), and                    Life Insurance Co.,
                                                            ING Retirement Holdings,                 Southland Life
                                                            Inc. (1997 - Present).                   Insurance Co., USG
                                                            Formerly, President, ING                 Annuity and Life
                                                            Life Insurance Annuity                   Company, and United
                                                            Company (September 1997                  Life and Annuity
                                                            - November 2002),                        Insurance Co. Inc
                                                            President, Chief                         (March 2001 - Present);
                                                            Executive Officer and                    Member of the Board,
                                                            Director of Northern                     Bushnell Performing
                                                            Life Insurance Company                   Arts Center; St. Francis
                                                            (March 2001 - October                    Hospital; National
                                                            2002); General Manager                   Conference of
                                                            and Chief Executive                      Community Justice; and
                                                            Officer, ING Worksite                    Metro Atlanta Chamber
                                                            Division (December 2000                  of Commerce.
                                                            - October 2001),
                                                            President ING-SCI, Inc.
                                                            (August 1997 - December
                                                            2000); President, Aetna
                                                            Financial Services
                                                            (August 1997 - December
                                                            2000).

                                               TERM OF                                  NUMBER OF
                                             OFFICE AND          PRINCIPAL            PORTFOLIOS IN           OTHER
                              POSITION(S)     LENGTH OF        OCCUPATION(S)          FUND COMPLEX        DIRECTORSHIPS
        NAME, ADDRESS          HELD WITH        TIME            DURING THE              OVERSEEN             HELD BY
           AND AGE               TRUST        SERVED(1)       PAST FIVE YEARS           BY TRUSTEE           TRUSTEE
           -------               -----        ---------       ---------------           ----------           -------
John G. Turner(5)               Trustee    October 1999 -   Chairman, Hillcrest            118       Director, Hormel Foods
7337 E. Doubletree Ranch Rd.               Present          Capital Partners (May                    Corporation
Scottsdale, AZ 85258                                        2002 - Present);                         (March 2000 - Present);
Born: 1939                                                  Formerly, Vice Chairman                  Shopko Stores, Inc.
                                                            of ING Americas (2000 -                  (August 1999 - Present);
                                                            2002); Chairman and                      and M.A. Mortenson
                                                            Chief Executive Officer                  Company (March 2002 -
                                                            of ReliaStar Financial                   Present); Conseco, Inc.
                                                            Corp. and ReliaStar Life                 (September 2003 -
                                                            Insurance Company (1993                  Present).
                                                            - 2000); Chairman of
                                                            ReliaStar United
                                                            Services Life Insurance
                                                            Company (1995 - 1998);
                                                            Chairman of ReliaStar
                                                            Life Insurance Company
                                                            of New York (1995 -
                                                            1998); Chairman of
                                                            Northern Life Insurance
                                                            Company (1992 - 2001);
                                                            Chairman and Trustee of
                                                            the Northstar affiliated
                                                            investment companies
                                                            (1993 - 2001) and
                                                            Director, Northstar
                                                            Investment Management
                                                            Corporation and its
                                                            affiliates (1993 -
                                                            1999).

----------
(1) Trustees serve until their successors are duly elected and qualified, subject to the Board's retirement policy.
(2) Valuation and Proxy Voting Committee (formerly the Valuation Committee) member.
(3) Audit Committee member.
(4) Mr. McInerney is an "interested person," as defined under the 1940 Act, because of his affiliation with ING U.S. Financial Services and ING U.S. Worksite Financial Services, both affiliates of ING Investments, LLC.
(5) Mr. Turner is an "interested person," as defined under the 1940 Act, because of his affiliation with ING Americas, an affiliate of ING Investments, LLC.

                                                                                               PRINCIPAL
                                                             TERM OF OFFICE                  OCCUPATION(S)
         NAME, ADDRESS               POSITION(S)              AND LENGTH OF                    DURING THE
            AND AGE              HELD WITH THE TRUST          TIME SERVED(1)                 PAST FIVE YEARS
            -------              -------------------          --------------                 ---------------
OFFICERS:

James M. Hennessy               President and Chief      February 2001 -             President and Chief Executive
7337 E. Doubletree Ranch Rd.    Executive Officer        Present                     Officer, ING Investments, LLC
Scottsdale, AZ 85258                                                                 (December 2001 - Present).
Born: 1949                      Chief Operating          June 2000 - Present         Formerly, Senior Executive Vice
                                Officer                                              President and Chief Operating
                                                                                     Officer, ING Investments, LLC
                                                                                     (April 1995 - December 2000); and
                                                                                     Executive Vice President, ING
                                                                                     Investments, LLC (May 1998 -
                                                                                     June 2000).

Michael J. Roland               Executive Vice           February 2002 -             Executive Vice President, Chief
7337 E. Doubletree Ranch Rd.    President and            Present                     Financial Officer and Treasurer,
Scottsdale, AZ 85258            Assistant Secretary                                  ING Investments, LLC (December
Born: 1958                                               November 1999 -             2001 - Present). Formerly, Senior
                                Principal Financial      Present                     Vice President, ING Investments,
                                Officer                                              LLC (June 1998 - December 2001).

Stanley D. Vyner                Executive Vice           November 1999 -             Executive Vice President, ING
7337 E. Doubletree Ranch Rd.    President                Present                     Investments, LLC and certain of its
Scottsdale, Arizona 85258                                                            affiliates (July 2000 - Present) and
Born: 1950                                                                           Chief Investment Risk Officer (June
                                                                                     2003 - Present); Formerly, Chief
                                                                                     Investment Officer for the
                                                                                     International Portfolios, ING
                                                                                     Investments, LLC (July 1996 - June
                                                                                     2003); and President and Chief
                                                                                     Executive Officer, ING Investments,
                                                                                     LLC (August 1996 - August 2000).

Robert S. Naka                  Senior Vice President    November 1999 -             Senior Vice President and Assistant
7337 E. Doubletree Ranch Rd.    and Assistant            Present                     Secretary, ING Funds Services, LLC
Scottsdale, AZ 85258            Secretary                                            (October 2001 - Present).
Born: 1963                                                                           Formerly, Senior Vice President and
                                                                                     Assistant Secretary, ING Funds
                                                                                     Services, LLC (February 1997 -
                                                                                     August 1999).

Kimberly A. Anderson            Senior Vice President    November 2003 -             Senior Vice President, ING
7337 E. Doubletree Ranch Rd.                             Present                     Investments, LLC (October 2003 -
Scottsdale, AZ 85258                                                                 Present). Formerly, Vice President
Born: 1964                                                                           and Assistant Secretary, ING
                                                                                     Investments, LLC (October 2001 -
                                                                                     October 2003); Assistant Vice
                                                                                     President, ING Funds Services, LLC
                                                                                     (November 1999 - January 2001); and
                                                                                     has held various other positions
                                                                                     with ING Funds Services, LLC for
                                                                                     more than the last five years.

Robyn L. Ichilov                Vice President and       November 1999 -             Vice President, ING Funds Services,
7337 E. Doubletree Ranch Rd.    Treasurer                Present                     LLC (October 2001 - Present) and
Scottsdale, AZ 85258                                                                 ING Investments, LLC (August
Born: 1967                                                                           1997 - Present).

Lauren D. Bensinger             Vice President           February 2003 -             Vice President and Chief
7337 E. Doubletree Ranch Rd.                             Present                     Compliance Officer, ING Funds
Scottsdale, Arizona 85258                                                            Distributor, LLC (July 1995 -
Born: 1954                                                                           Present); Vice President (February
                                                                                     1996 - Present) and Chief Compliance
                                                                                     Officer (October 2001 - Present),
                                                                                     ING Investments, LLC.

                                                                                               PRINCIPAL
                                                             TERM OF OFFICE                  OCCUPATION(S)
         NAME, ADDRESS               POSITION(S)              AND LENGTH OF                    DURING THE
            AND AGE              HELD WITH THE TRUST          TIME SERVED(1)                 PAST FIVE YEARS
            -------              -------------------          --------------                 ---------------
Todd Modic                      Vice President           August 2003 - Present       Vice President of Financial
7337 E. Doubletree Ranch Rd.                                                         Reporting - Fund Accounting of
Scottsdale, AZ 85258                                                                 ING Funds Services, LLC
Born: 1967                                                                           (September 2002 - Present).
                                                                                     Formerly, Director of Financial
                                                                                     Reporting, ING Investments, LLC
                                                                                     (March 2001 - September 2002);
                                                                                     Director of Financial Reporting,
                                                                                     Axient Communications, Inc. (May
                                                                                     2000 - January 2001); and Director
                                                                                     of Finance, Rural/Metro Corporation
                                                                                     (March 1995 - May 2000).

Huey P. Falgout, Jr.            Secretary                August 2003 - Present       Chief Counsel, ING U.S. Financial
7337 E. Doubletree Ranch Rd.                                                         Services (September 2003 -
Scottsdale, Arizona 85258                                                            Present). Formerly, Counsel, ING
Born: 1963                                                                           U.S. Financial Services (November
                                                                                     2002 - September 2003); and
                                                                                     Associate General Counsel of AIG
                                                                                     American General (January 1999 -
                                                                                     November 2002).

Susan P. Kinens                 Assistant Vice           February 2003 -             Assistant Vice President and
7337 E. Doubletree Ranch Rd.    President and            Present                     Assistant Secretary, ING Funds
Scottsdale, AZ 85258            Assistant Secretary                                  Services, LLC (December 2002 -
Born: 1976                                                                           Present); and has held various
                                                                                     other positions with ING Funds
                                                                                     Services, LLC for more than the last
                                                                                     five years.

Maria M. Anderson               Assistant Vice           August 2001 - Present       Assistant Vice President of ING
7337 E. Doubletree Ranch Rd.    President                                            Funds Services, LLC (October 2001 -
Scottsdale, AZ 85258                                                                 Present). Formerly, Manager of
Born: 1958                                                                           Fund Accounting and Fund
                                                                                     Compliance, ING Investments, LLC
                                                                                     (September 1999 - November 2001);
                                                                                     and Section Manager of Fund
                                                                                     Accounting, Stein Roe Mutual Funds
                                                                                     (July 1998 - August 1999).

Theresa Kelety                  Assistant Secretary      August 2003 - Present       Counsel, ING U.S. Financial Services
7337 E. Doubletree Ranch Rd.                                                         (April 2003 - Present). Formerly,
Scottsdale, Arizona 85258                                                            Senior Associate with Shearman &
Born: 1963                                                                           Sterling (February 2000 - April
                                                                                     2003); and Associate with Sutherland
                                                                                     Asbill & Brennan (1996 - February
                                                                                     2000).

----------
(1) The officers hold office until the next annual meeting of the Trustees and until their successors have been elected and qualified.

INVESTMENT MANAGER
ING Investments, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

ADMINISTRATOR
ING Funds Services, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

DISTRIBUTOR
ING Funds Distributor, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258
1-800-334-3444

TRANSFER AGENT
DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141

CUSTODIAN
The Bank of New York
100 Colonial Center Parkway, Suite 300
Lake Mary, FL 32746

LEGAL COUNSEL
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
99 High Street
Boston, MA 02110

BEFORE INVESTING, CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE VARIABLE ANNUITY CONTRACT AND THE UNDERLYING VARIABLE INVESTMENT OPTIONS. THIS AND OTHER INFORMATION IS CONTAINED IN THE PROSPECTUS FOR THE VARIABLE ANNUITY CONTRACT AND THE UNDERLYING VARIABLE INVESTMENT OPTIONS. OBTAIN THESE PROSPECTUSES FROM YOUR AGENT/REGISTERED REPRESENTATIVE AND READ THEM CAREFULLY BEFORE INVESTING. THE PORTFOLIOS' PROXY VOTING RECORD WILL BE AVAILABLE WITHOUT CHARGE ON OR ABOUT AUGUST 31, 2004 ON THE PORTFOLIOS' WEBSITE AT www.ingfunds.com AND ON THE SEC'S WEBSITE AT www.sec.gov.

[ING FUNDS LOGO]                                                   PRESORTED
                                                                    STANDARD
                                                                  U.S. POSTAGE
                                                                      PAID
                                                                   BOSTON MA
                                                                PERMIT NO. 57842


                                                        VPSAR-VPTS (0604-081804)

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, Registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the Registrant's principal executive officer and principal financial officer. There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period covered by this report. The code of ethics is filed herewith pursuant to Item 11(a)(1), Exhibit 99.CODE ETH.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that David Putnam is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Putnam is "independent" for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee ("Committee") for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Trustee vacancies on the Board. The Committee currently consists of four Trustees of the Board, none of whom are considered "interested persons" of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940. The Committee has adopted a written charter that sets forth the policies and procedures of the Committee. The Committee will accept referrals for potential candidates from Board members, Fund shareholders, legal counsel to the disinterested Trustees or such other sources as the Committee deems appropriate. Shareholders can submit recommendations in writing to the attention of the Chairperson of the Committee at an address to be maintained by Fund management for this purpose. In order for the Committee to consider a potential candidate, the Committee initially must receive at least the following information regarding such person: (1) name; (2) date of birth; (3) education; (4) business, professional or other relevant experience and areas of expertise; (5) current business, professional or other relevant experience and areas of expertise; (6) current business and home addresses and contact information; (7) other board positions or prior experience; and (8) any knowledge and experience relating to investment companies and investment company governance.

ITEM 10. CONTROLS AND PROCEDURES.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant's disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant's disclosure controls and procedures allow timely preparation and review of the information for the registrant's Form N-CSR and the officer certifications of such Form N-CSR.

(b) There were no significant changes in the registrant's internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(b) The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

  (3)  Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING VARIABLE PRODUCTS TRUST


By  /s/ James M. Hennessy
   -------------------------------------------
     James M. Hennessy
     President and Chief Executive Officer

Date: August 30, 2004
     -----------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By  /s/ James M. Hennessy
   -------------------------------------------
     James M. Hennessy
     President and Chief Executive Officer

Date: August 30, 2004
     -----------------------------------------


By   /s/ Michael J. Roland
    ------------------------------------------
     Michael J. Roland
     Executive Vice President and Chief Financial Officer


Date: August 30, 2004
     -----------------------------------------